UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

980 Hammond Drive, Suite 200

Atlanta, Georgia 30328

(Address of principal executive offices) (Zip code)

Ward Bortz, President

980 Hammond Drive, Suite 200

Atlanta, Georgia 30328

(Name and address of agent for service)

Copy to:

Stephen T. Cohen

Matthew E. Barsamian

Dechert LLP

1900 K Street NW

Washington, DC 20006

404-953-4900

Registrant's telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

(a)	The following are copies of the reports transmitted to each Fund’s shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Angel Oak Multi-Strategy Income Fund
Class A | ANGLX
Annual Shareholder Report | January 31, 2026
This annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of  February 1, 2025, to January 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$162	1.56%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A shares returned 7.44%, without sales charges, for the 12-month period ending January 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, its benchmark, by 59 basis points, as the benchmark returned 6.85% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from higher current income and spread outperformance across its credit allocations, particularly in non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS). The Fund’s shorter interest rate duration relative to the benchmark was the primary detractor.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund reduced its exposure to agency RMBS following spread compression and reallocated assets to agency commercial mortgage-backed securities and ABS. The Fund also decreased its allocation to non-agency RMBS while increasing its exposure to corporate credit to enhance overall portfolio diversification.

Top Contributors
↑	Non-agency RMBS; ABS

Top Detractors
↓	Interest rate duration positioning
HOW DID THE FUND PERFORM  OVER THE PAST 10 YEARS?* (as of January 31, 2026)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Angel Oak Multi-Strategy Income Fund	PAGE 1	TSR-AR-03463K307

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	7.44	1.87	2.65
Class A (with maximum 2.25% sales charge)	5.00	1.41	2.42
Bloomberg U.S. Aggregate Bond Index	6.85	-0.20	1.88
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$2,642,516,733	Effective Duration	4.23 years
Number of Holdings	1,068	30-Day SEC Yield (Class A)	5.87%
Net Advisory Fee	$24,195,486	30-Day SEC Yield Unsubsidized (Class A)	5.87%
Portfolio Turnover	75%	Weighted Average Life	5.90 years
Average Credit Quality	BBB	Distribution Yield (Class A)	4.18%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities	48.8%
Asset-Backed Securities	13.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	9.2%
Corporate Obligations	9.1%
Collateralized Loan Obligations	7.9%
Commercial Mortgage-Backed Securities - U.S. Government Agency	7.1%
Commercial Mortgage-Backed Securities	4.5%
Money Market Funds	2.1%
Commercial Real Estate	0.8%
Cash & Other	-2.9%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	10.1%
Federal National Mortgage Association	5.9%
JP Morgan Mortgage Trust	4.5%
Saluda Grade Mortgage Funding LLC	4.5%
GS Mortgage-Backed Securities Trust	3.7%
Helios Loan Funding Trust	2.8%
Credit Suisse Mortgage Capital Certificates	2.7%
Exeter Automobile Receivables Trust	2.2%
First American Government Obligations Fund	2.1%
Ellington Financial Mortgage Trust	1.9%

Credit Ratings Breakdown (% of net assets)*
AAA	5.8%
AA	21.1%
A	5.3%
BBB	13.5%
BB	20.7%
B	6.0%
CCC	2.3%
CC	0.2%
NR	25.1%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Angel Oak Multi-Strategy Income Fund	PAGE 2	TSR-AR-03463K307

Material Fund Changes:
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Multi-Strategy Income Fund	PAGE 3	TSR-AR-03463K307

Angel Oak Multi-Strategy Income Fund
Class C | ANGCX
Annual Shareholder Report | January 31, 2026
This annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of  February 1, 2025, to January 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$239	2.31%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class C shares returned 6.62%, without sales charges, for the 12-month period ending January 31, 2026. The Fund underperformed the Bloomberg U.S. Aggregate Bond Index, its benchmark, by 23 basis points, as the benchmark returned 6.85% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from higher current income and spread outperformance across its credit allocations, particularly in non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS). The Fund’s shorter interest rate duration relative to the benchmark was the primary detractor.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund reduced its exposure to agency RMBS following spread compression and reallocated assets to agency commercial mortgage-backed securities and ABS. The Fund also decreased its allocation to non-agency RMBS while increasing its exposure to corporate credit to enhance overall portfolio diversification.

Top Contributors
↑	Non-agency RMBS; ABS

Top Detractors
↓	Interest rate duration positioning
HOW DID THE FUND PERFORM  OVER THE PAST 10 YEARS?* (as of January 31, 2026)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Angel Oak Multi-Strategy Income Fund	PAGE 1	TSR-AR-03463K505

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	6.62	1.09	1.89
Class C (with maximum 1.00% deferred sales charge)	5.62	1.09	1.89
Bloomberg U.S. Aggregate Bond Index	6.85	-0.20	1.88
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$2,642,516,733	Effective Duration	4.23 years
Number of Holdings	1,068	30-Day SEC Yield (Class C)	5.24%
Net Advisory Fee	$24,195,486	30-Day SEC Yield Unsubsidized (Class C)	5.24%
Portfolio Turnover	75%	Weighted Average Life	5.90 years
Average Credit Quality	BBB	Distribution Yield (Class C)	3.48%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities	48.8%
Asset-Backed Securities	13.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	9.2%
Corporate Obligations	9.1%
Collateralized Loan Obligations	7.9%
Commercial Mortgage-Backed Securities - U.S. Government Agency	7.1%
Commercial Mortgage-Backed Securities	4.5%
Money Market Funds	2.1%
Commercial Real Estate	0.8%
Cash & Other	-2.9%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	10.1%
Federal National Mortgage Association	5.9%
JP Morgan Mortgage Trust	4.5%
Saluda Grade Mortgage Funding LLC	4.5%
GS Mortgage-Backed Securities Trust	3.7%
Helios Loan Funding Trust	2.8%
Credit Suisse Mortgage Capital Certificates	2.7%
Exeter Automobile Receivables Trust	2.2%
First American Government Obligations Fund	2.1%
Ellington Financial Mortgage Trust	1.9%

Credit Ratings Breakdown (% of net assets)*
AAA	5.8%
AA	21.1%
A	5.3%
BBB	13.5%
BB	20.7%
B	6.0%
CCC	2.3%
CC	0.2%
NR	25.1%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Angel Oak Multi-Strategy Income Fund	PAGE 2	TSR-AR-03463K505

Material Fund Changes:
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Multi-Strategy Income Fund	PAGE 3	TSR-AR-03463K505

Angel Oak Multi-Strategy Income Fund
Institutional Class | ANGIX
Annual Shareholder Report | January 31, 2026
This annual shareholder report contains important information about the Angel Oak Multi-Strategy Income Fund (the Fund) for the period of  February 1, 2025, to January 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$136	1.31%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Institutional Class shares returned 7.85% for the 12-month period ending January 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, its benchmark, by 100 basis points, as the benchmark returned 6.85% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from higher current income and spread outperformance across its credit allocations, particularly in non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS). The Fund’s shorter interest rate duration relative to the benchmark was the primary detractor.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund reduced its exposure to agency RMBS following spread compression and reallocated assets to agency commercial mortgage-backed securities and ABS. The Fund also decreased its allocation to non-agency RMBS while increasing its exposure to corporate credit to enhance overall portfolio diversification.

Top Contributors
↑	Non-agency RMBS; ABS

Top Detractors
↓	Interest rate duration positioning
HOW DID THE FUND PERFORM  OVER THE PAST 10 YEARS?* (as of January 31, 2026)
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak Multi-Strategy Income Fund	PAGE 1	TSR-AR-03463K406

CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	7.85	2.14	2.92
Bloomberg U.S. Aggregate Bond Index	6.85	-0.20	1.88
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$2,642,516,733	Effective Duration	4.23 years
Number of Holdings	1,068	30-Day SEC Yield (Institutional Class)	6.25%
Net Advisory Fee	$24,195,486	30-Day SEC Yield Unsubsidized (Institutional Class)	6.25%
Portfolio Turnover	75%	Weighted Average Life	5.90 years
Average Credit Quality	BBB	Distribution Yield (Institutional Class)	4.43%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities	48.8%
Asset-Backed Securities	13.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	9.2%
Corporate Obligations	9.1%
Collateralized Loan Obligations	7.9%
Commercial Mortgage-Backed Securities - U.S. Government Agency	7.1%
Commercial Mortgage-Backed Securities	4.5%
Money Market Funds	2.1%
Commercial Real Estate	0.8%
Cash & Other	-2.9%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	10.1%
Federal National Mortgage Association	5.9%
JP Morgan Mortgage Trust	4.5%
Saluda Grade Mortgage Funding LLC	4.5%
GS Mortgage-Backed Securities Trust	3.7%
Helios Loan Funding Trust	2.8%
Credit Suisse Mortgage Capital Certificates	2.7%
Exeter Automobile Receivables Trust	2.2%
First American Government Obligations Fund	2.1%
Ellington Financial Mortgage Trust	1.9%

Credit Ratings Breakdown (% of net assets)*
AAA	5.8%
AA	21.1%
A	5.3%
BBB	13.5%
BB	20.7%
B	6.0%
CCC	2.3%
CC	0.2%
NR	25.1%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Angel Oak Multi-Strategy Income Fund	PAGE 2	TSR-AR-03463K406

Material Fund Changes:
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Multi-Strategy Income Fund	PAGE 3	TSR-AR-03463K406

Angel Oak UltraShort Income Fund
Class A | AOUAX
Annual Shareholder Report | January 31, 2026
This annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of  February 1, 2025, to January 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.60%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A shares returned 5.13% for the 12-month period ending January 31, 2026. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and Bloomberg Short-Term Government/Corporate Index, its performance benchmarks, by 81 basis points (bps) and 76 bps, respectively, as the performance benchmarks returned 4.32% and 4.37%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed both performance benchmarks, driven by overweight allocations to investment-grade (IG) corporate bonds, asset-backed securities (ABS), non-agency residential mortgage-backed securities, and collateralized loan obligations (CLOs). Higher income, stronger yields, and credit rating upgrades across these sectors further supported relative performance. Duration positioning also contributed as short-term Treasury yields declined.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight to securitized credit, increasing allocations to IG corporate bonds, agency commercial mortgage-backed securities, and CLOs while reducing exposure to ABS. Overall, the Fund increased diversification, credit quality, and liquidity during the period.

Top Contributors
↑	High income relative to performance benchmarks; IG securitized credit

Top Detractors
↓	Cash and government allocations with lower yield versus credit sectors
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of January 31, 2026)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Angel Oak UltraShort Income Fund	PAGE 1	TSR-AR-03463K844

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/30/2018)
Class A	5.13	3.08	2.96
Bloomberg U.S. Aggregate Bond Index	6.85	-0.20	2.10
Bloomberg Short Treasury: 9-12 Months Index	4.32	2.83	2.61
Bloomberg Short Term Government/Corporate Index	4.37	3.18	2.76
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$805,130,948	Effective Duration	0.86 years
Number of Holdings	460	30-Day SEC Yield (Class A)	4.14%
Net Advisory Fee	$1,593,074	30-Day SEC Yield Unsubsidized (Class A)	3.92%
Portfolio Turnover	76%	Weighted Average Life	1.59 years
Average Credit Quality	A	Distribution Yield (Class A)	3.64%
Angel Oak UltraShort Income Fund	PAGE 2	TSR-AR-03463K844

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Corporate Obligations	23.8%
Asset-Backed Securities	21.8%
Commercial Mortgage-Backed Securities - U.S. Government Agency	20.5%
Collateralized Loan Obligations	14.6%
Residential Mortgage-Backed Securities	14.4%
Money Market Funds	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Bills	1.0%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.7%
Cash & Other	-1.9%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	18.7%
Pagaya AI Debt Selection Trust	7.9%
First American Government Obligations Fund	2.7%
Federal National Mortgage Association	2.5%
Vista Point Securitization Trust	2.2%
Towd Point Mortgage Trust	1.4%
GS Mortgage-Backed Securities Trust	1.4%
Bain Capital Credit CLO Ltd.	1.3%
CIFC Funding Ltd.	1.3%
Dryden Senior Loan Fund	1.1%

Credit Ratings Breakdown (% of net assets)*
AAA	28.3%
AA	28.1%
A	10.7%
BBB	22.8%
BB	2.8%
B	0.2%
NR	7.1%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Material Fund Changes:
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income Fund	PAGE 3	TSR-AR-03463K844

Angel Oak UltraShort Income Fund
Class A1 | AOUNX
Annual Shareholder Report | January 31, 2026
This annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of  February 1, 2025, to January 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$62	0.60%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Class A1 shares returned 5.14%, without sales charges, for the 12-month period ending January 31, 2026. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and Bloomberg Short-Term Government/Corporate Index, its performance benchmarks, by 82 basis points (bps) and 77 bps, respectively, as the performance benchmarks returned 4.32% and 4.37%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed both performance benchmarks, driven by overweight allocations to investment-grade (IG) corporate bonds, asset-backed securities (ABS), non-agency residential mortgage-backed securities, and collateralized loan obligations (CLOs). Higher income, stronger yields, and credit rating upgrades across these sectors further supported relative performance. Duration positioning also contributed as short-term Treasury yields declined.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight to securitized credit, increasing allocations to IG corporate bonds, agency commercial mortgage-backed securities, and CLOs while reducing exposure to ABS. Overall, the Fund increased diversification, credit quality, and liquidity during the period.

Top Contributors
↑	High income relative to performance benchmarks; IG securitized credit

Top Detractors
↓	Cash and government allocations with lower yield versus credit sectors
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of January 31, 2026)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Angel Oak UltraShort Income Fund	PAGE 1	TSR-AR-03463K778

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/22/2022)
Class A1 (without sales charge)	5.14	4.95
Class A1 (with maximum 1.50% sales charge)	3.07	4.50
Bloomberg U.S. Aggregate Bond Index	6.85	2.58
Bloomberg Short Treasury: 9-12 Months Index	4.32	4.31
Bloomberg Short Term Government/Corporate Index	4.37	4.60
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$805,130,948	Effective Duration	0.86 years
Number of Holdings	460	30-Day SEC Yield (Class A1)	4.15%
Net Advisory Fee	$1,593,074	30-Day SEC Yield Unsubsidized (Class A1)	3.94%
Portfolio Turnover	76%	Weighted Average Life	1.59 years
Average Credit Quality	A	Distribution Yield (Class A1)	3.65%
Angel Oak UltraShort Income Fund	PAGE 2	TSR-AR-03463K778

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Corporate Obligations	23.8%
Asset-Backed Securities	21.8%
Commercial Mortgage-Backed Securities - U.S. Government Agency	20.5%
Collateralized Loan Obligations	14.6%
Residential Mortgage-Backed Securities	14.4%
Money Market Funds	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Bills	1.0%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.7%
Cash & Other	-1.9%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	18.7%
Pagaya AI Debt Selection Trust	7.9%
First American Government Obligations Fund	2.7%
Federal National Mortgage Association	2.5%
Vista Point Securitization Trust	2.2%
Towd Point Mortgage Trust	1.4%
GS Mortgage-Backed Securities Trust	1.4%
Bain Capital Credit CLO Ltd.	1.3%
CIFC Funding Ltd.	1.3%
Dryden Senior Loan Fund	1.1%

Credit Ratings Breakdown (% of net assets)*
AAA	28.3%
AA	28.1%
A	10.7%
BBB	22.8%
BB	2.8%
B	0.2%
NR	7.1%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.

Material Fund Changes:
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income Fund	PAGE 3	TSR-AR-03463K778

Angel Oak UltraShort Income Fund
Institutional Class | AOUIX
Annual Shareholder Report | January 31, 2026
This annual shareholder report contains important information about the Angel Oak UltraShort Income Fund (the Fund) for the period of  February 1, 2025, to January 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.35%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund’s Institutional Class shares returned 5.39% for the 12-month period ending January 31, 2026. The Fund outperformed the Bloomberg Short Treasury: 9-12 Months Index and Bloomberg Short-Term Government/Corporate Index, its performance benchmarks, by 107 basis points (bps) and 102 bps, respectively, as the performance benchmarks returned 4.32% and 4.37%, respectively.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed both performance benchmarks, driven by overweight allocations to investment-grade (IG) corporate bonds, asset-backed securities (ABS), non-agency residential mortgage-backed securities, and collateralized loan obligations (CLOs). Higher income, stronger yields, and credit rating upgrades across these sectors further supported relative performance. Duration positioning also contributed as short-term Treasury yields declined.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight to securitized credit, increasing allocations to IG corporate bonds, agency commercial mortgage-backed securities, and CLOs while reducing exposure to ABS. Overall, the Fund increased diversification, credit quality, and liquidity during the period.

Top Contributors
↑	High income relative to performance benchmarks; IG securitized credit

Top Detractors
↓	Cash and government allocations with lower yield versus credit sectors
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of January 31, 2026)
The $500,000 chart reflects a hypothetical $500,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak UltraShort Income Fund	PAGE 1	TSR-AR-03463K828

CUMULATIVE PERFORMANCE (Initial Investment of $500,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/02/2018)
Institutional Class	5.39	3.33	3.23
Bloomberg U.S. Aggregate Bond Index	6.85	-0.20	1.97
Bloomberg Short Treasury: 9-12 Months Index	4.32	2.83	2.60
Bloomberg Short Term Government/Corporate Index	4.37	3.18	2.75
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$805,130,948	Effective Duration	0.86 years
Number of Holdings	460	30-Day SEC Yield (Institutional Class)	4.49%
Net Advisory Fee	$1,593,074	30-Day SEC Yield Unsubsidized (Institutional Class)	4.26%
Portfolio Turnover	76%	Weighted Average Life	1.59 years
Average Credit Quality	A	Distribution Yield (Institutional Class)	3.88%
Angel Oak UltraShort Income Fund	PAGE 2	TSR-AR-03463K828

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Corporate Obligations	23.8%
Asset-Backed Securities	21.8%
Commercial Mortgage-Backed Securities - U.S. Government Agency	20.5%
Collateralized Loan Obligations	14.6%
Residential Mortgage-Backed Securities	14.4%
Money Market Funds	2.7%
Commercial Mortgage-Backed Securities	2.4%
U.S. Treasury Bills	1.0%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	0.7%
Cash & Other	-1.9%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	18.7%
Pagaya AI Debt Selection Trust	7.9%
First American Government Obligations Fund	2.7%
Federal National Mortgage Association	2.5%
Vista Point Securitization Trust	2.2%
Towd Point Mortgage Trust	1.4%
GS Mortgage-Backed Securities Trust	1.4%
Bain Capital Credit CLO Ltd.	1.3%
CIFC Funding Ltd.	1.3%
Dryden Senior Loan Fund	1.1%

Credit Ratings Breakdown (% of net assets)*
AAA	28.3%
AA	28.1%
A	10.7%
BBB	22.8%
BB	2.8%
B	0.2%
NR	7.1%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Material Fund Changes:
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings,  LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income Fund	PAGE 3	TSR-AR-03463K828

Angel Oak High Yield Opportunities ETF
AOHY (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Annual Shareholder Report | January 31, 2026
This annual shareholder report contains important information about the Angel Oak High Yield Opportunities ETF (the Fund) for the period of  February 1, 2025, to January 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak High Yield Opportunities ETF	$57	0.55%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 7.14% based on net asset value (NAV) for the 12-month period ending January 31, 2026. The Fund underperformed the Bloomberg U.S. Corporate High Yield Index, its performance benchmark, by 56 basis points based on NAV, as the performance benchmark returned 7.70% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s underperformance relative to its performance benchmark was driven primarily by the drag from its cash allocation during the period. The high-yield (HY) corporate bond allocation returned 7.71%, in line with the performance benchmark. Performance within the Fund’s securitized credit allocation—an out-of-index exposure—was mixed: non-agency residential mortgage-backed securities (RMBS) contributed positively while asset-backed securities (ABS) detracted.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund reduced its allocation to non-agency RMBS following its strong performance while making only a modest reduction to the ABS allocation. At the same time, the HY corporate bond allocation increased substantially as the Fund rotated exposure from RMBS into corporate bonds.

Top Contributors
↑	Overweight to HY securitized credit, non-agency RMBS, and HY corporate bond selection

Top Detractors
↓	Cash drag, ABS strategies
HOW DID THE FUND PERFORM  OVER THE PAST 10 YEARS?* (as of January 31, 2026)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak High Yield Opportunities ETF	PAGE 1	TSR-AR-03463K745

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Angel Oak High Yield Opportunities ETF NAV	7.14	5.22	6.83
Bloomberg U.S. Aggregate Bond Index	6.85	-0.20	1.88
Bloomberg U.S. Corporate High Yield Index	7.70	4.54	6.75
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$122,734,929	Effective Duration	3.13 years
Number of Holdings	201	30-Day SEC Yield	6.51%
Net Advisory Fee	$665,361	30-Day SEC Yield Unsubsidized	6.51%
Portfolio Turnover	58%	Weighted Average Life	3.56 years
Average Credit Quality	BB	Distribution Yield	5.33%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Sectors (% of net assets)
Financial	20.4%
Energy	14.1%
Consumer, Non-cyclical	13.3%
Industrial	12.4%
Consumer, Cyclical	10.6%
Basic Materials	7.8%
Communications	5.4%
Mortgage Securities	4.2%
Asset-Backed Securities	3.7%
Cash & Other	8.1%

Top 10 Issuers (% of net assets)
iShares Broad USD High Yield Corporate Bond ETF	3.3%
Venture Global LNG, Inc.	2.1%
Freedom Mortgage Holdings LLC	1.8%
Phoenix Aviation Capital Ltd.	1.5%
First Quantum Minerals Ltd.	1.4%
goeasy Ltd.	1.3%
CVR Energy, Inc.	1.1%
Caesars Entertainment, Inc.	1.0%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	1.0%
GGAM Finance Ltd.	1.0%

Credit Ratings Breakdown (% of net assets)*
A	0.5%
BBB	4.2%
BB	54.6%
B	33.7%
CCC	5.2%
NR	1.8%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Angel Oak High Yield Opportunities ETF	PAGE 2	TSR-AR-03463K745

Material Fund Changes:
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak High Yield Opportunities ETF	PAGE 3	TSR-AR-03463K745

Angel Oak Mortgage-Backed Securities ETF
MBS (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Annual Shareholder Report | January 31, 2026
This annual shareholder report contains important information about the Angel Oak Mortgage-Backed Securities ETF (the Fund) for the period of  February 1, 2025, to January 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak Mortgage-Backed Securities ETF	$51	0.49%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 8.41% based on net asset value (NAV) for the 12-month period ending January 31, 2026. The Fund underperformed the Bloomberg U.S. Mortgage-Backed Securities Index, its performance benchmark, by 6 basis points (bps) based on NAV, as the performance benchmark returned 8.47% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s non-agency residential mortgage-backed securities (RMBS) allocation outperformed the benchmark and contributed positively. Within the agency RMBS allocation, the overweight to intermediate-coupon securities was also a contributor. Duration positioning added further positive impact. The primary detractor relative to the benchmark was cash drag.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund increased its allocation to non-agency RMBS in response to a strong rally in agency mortgage-backed securities during the latter half of the period. Within non-agency RMBS, the Fund added exposure to discounted non-qualified mortgage (non-QM) tranches and reperforming loans (RPLs). In the agency RMBS allocation, the Fund reduced its exposure to intermediate-coupon securities following their outperformance and shifted toward a more pronounced barbell positioning.

Top Contributors
↑	Non-agency RMBS; prime, non-QM, and RPL subsectors of RMBS; and underweight to agency RMBS

Top Detractors
↓	Cash drag
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of January 31, 2026)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak Mortgage-Backed Securities ETF	PAGE 1	TSR-AR-03463K737

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/04/2021)
Angel Oak Mortgage-Backed Securities ETF NAV	8.41	1.12
Bloomberg U.S. Aggregate Bond Index	6.85	0.10
Bloomberg U.S. Mortgage-Backed Securities Index	8.47	0.40
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$168,604,171	Effective Duration	6.03 years
Number of Holdings	135	30-Day SEC Yield	4.36%
Net Advisory Fee	$801,938	30-Day SEC Yield Unsubsidized	4.06%
Portfolio Turnover	97%	Weighted Average Life	8.03 years
Average Credit Quality	AA	Distribution Yield	4.49%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities	58.4%
Residential Mortgage-Backed Securities - U.S. Government Agency	38.8%
Money Market Funds	3.5%
Futures Contracts	0.0%*
Cash & Other	-0.7%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	21.0%
Federal National Mortgage Association	17.7%
FIGRE Trust	8.3%
COLT Funding LLC	5.7%
JP Morgan Mortgage Trust	4.5%
First American Government Obligations Fund	3.5%
Pretium Mortgage Credit Partners LLC	3.4%
Credit Suisse Mortgage Capital Certificates	2.6%
Onslow Bay Mortgage Loan Trust	2.6%
Verus Securitization Trust	2.6%

Credit Ratings Breakdown (% of net assets)**
AAA	28.1%
AA	50.0%
A	5.8%
BBB	13.6%
BB	1.5%
NR	1.0%
*	Represents less than 0.05% of net assets.
**	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Angel Oak Mortgage-Backed Securities ETF	PAGE 2	TSR-AR-03463K737

Material Fund Changes:
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Mortgage-Backed Securities ETF	PAGE 3	TSR-AR-03463K737

Angel Oak UltraShort Income ETF
UYLD (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Annual Shareholder Report | January 31, 2026
This annual shareholder report contains important information about the Angel Oak UltraShort Income ETF (the Fund) for the period of  February 1, 2025, to January 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak UltraShort Income ETF	$35	0.34%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 5.29% based on net asset value (NAV) for the 12-month period ending January 31, 2026. The Fund outperformed the Bloomberg U.S. Treasury Bills Index, one of its performance benchmarks, by 107 basis points (bps) based on NAV, as the performance benchmark returned 4.22% over the same period. The Fund outperformed the Bloomberg Short-Term Government/Corporate Index, its other performance benchmark, by 92 bps based on NAV, as that performance benchmark returned 4.37% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund outperformed both performance benchmarks, driven by overweight allocations to investment-grade (IG) corporate bonds, asset-backed securities (ABS), non-agency residential mortgage-backed securities (RMBS), and collateralized loan obligations (CLOs). Higher income, stronger yields, and credit rating upgrades across these sectors further supported relative performance. Duration positioning also contributed as short-term Treasury yields declined.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund maintained an overweight to securitized credit, increasing allocations to IG corporate bonds, agency commercial mortgage-backed securities, and non-agency RMBS while reducing exposure to ABS and CLOs. Overall, the Fund increased diversification, credit quality, and liquidity during the period.

Top Contributors
↑	High income relative to performance benchmarks; IG securitized credit

Top Detractors
↓	Cash and government allocations with lower yield versus credit sectors
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of January 31, 2026)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak UltraShort Income ETF	PAGE 1	TSR-AR-03463K752

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/24/2022)
Angel Oak UltraShort Income ETF NAV	5.29	6.25
Bloomberg U.S. Aggregate Bond Index	6.85	5.74
Bloomberg Short Term Government/Corporate Index	4.37	4.91
Bloomberg U.S. Treasury Bills Index	4.22	4.82
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$1,315,508,946	Effective Duration	0.82 years
Number of Holdings	461	30-Day SEC Yield	4.57%
Net Advisory Fee	$3,446,885	30-Day SEC Yield Unsubsidized	4.36%
Portfolio Turnover	87%	Weighted Average Life	1.69 years
Average Credit Quality	A	Distribution Yield	3.89%
Angel Oak UltraShort Income ETF	PAGE 2	TSR-AR-03463K752

WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Corporate Obligations	24.2%
Commercial Mortgage-Backed Securities - U.S. Government Agency	22.8%
Asset-Backed Securities	22.5%
Collateralized Loan Obligations	14.4%
Residential Mortgage-Backed Securities	12.7%
Money Market Funds	3.5%
U.S. Treasury Bills	1.3%
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	1.1%
Commercial Mortgage-Backed Securities	1.0%
Cash & Other	-3.5%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	23.1%
Pagaya AI Debt Selection Trust	6.2%
First American Government Obligations Fund	3.5%
Vista Point Securitization Trust	2.4%
United States Treasury Bills	1.4%
BlueMountain CLO Ltd.	1.3%
Marlette Funding Trust	1.2%
Exeter Automobile Receivables Trust	1.1%
JP Morgan Mortgage Trust	1.0%
Maranon Loan Funding Ltd.	1.0%

Credit Ratings Breakdown (% of net assets)*
AAA	28.6%
AA	30.2%
A	10.3%
BBB	24.0%
BB	1.8%
B	0.2%
NR	4.9%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Material Fund Changes:
Effective February 1, 2025, the Fund’s expense limit was increased from 0.29% to 0.34% of the Fund’s average daily net assets.
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak UltraShort Income ETF	PAGE 3	TSR-AR-03463K752

Angel Oak Income ETF
CARY (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Annual Shareholder Report | January 31, 2026
This annual shareholder report contains important information about the Angel Oak Income ETF (the Fund) for the period of  February 1, 2025, to January 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak Income ETF	$82	0.79%
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 7.87% based on net asset value (NAV) for the 12-month period ending January 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, its benchmark, by 102 basis points based on NAV, as the benchmark returned 6.85% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from higher current income and spread outperformance across its credit allocations, particularly in non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS). The allocation to agency RMBS also contributed positively. In contrast, the Fund’s shorter interest rate duration relative to the benchmark was the primary detractor.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
The Fund reduced its exposure to agency RMBS, non-agency RMBS, and ABS following spread compression and reallocated assets to agency commercial mortgage-backed securities, collateralized loan obligations, and corporate credit. The Fund also increased duration in response to the steepening of the U.S. Treasury yield curve.

Top Contributors
↑	Non-agency RMBS; ABS

Top Detractors
↓	Interest rate duration positioning
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of January 31, 2026)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak Income ETF	PAGE 1	TSR-AR-03463K760

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/07/2022)
Angel Oak Income ETF NAV	7.87	7.86
Bloomberg U.S. Aggregate Bond Index	6.85	5.59
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$827,918,853	Effective Duration	3.99 years
Number of Holdings	665	30-Day SEC Yield	5.45%
Net Advisory Fee	$4,505,138	30-Day SEC Yield Unsubsidized	5.25%
Portfolio Turnover	85%	Weighted Average Life	5.36 years
Average Credit Quality	BBB	Distribution Yield	3.86%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities	33.7%
Asset-Backed Securities	15.4%
Collateralized Loan Obligations	12.3%
Corporate Obligations	11.8%
Residential Mortgage-Backed Securities - U.S. Government Agency	10.0%
Commercial Mortgage-Backed Securities - U.S. Government Agency	8.1%
Money Market Funds	5.9%
Commercial Mortgage-Backed Securities	3.7%
Exchange Traded Funds	1.7%
Cash & Other	-2.6%

Top 10 Issuers (% of net assets)
Federal Home Loan Mortgage Corp.	11.7%
First American Government Obligations Fund	5.9%
Federal National Mortgage Association	5.7%
JP Morgan Mortgage Trust	2.7%
RCKT Mortgage Trust	2.0%
Vista Point Securitization Trust	1.8%
Exeter Automobile Receivables Trust	1.8%
Bellemeade Re Ltd.	1.8%
CPS Auto Trust	1.8%
Verus Securitization Trust	1.8%

Credit Ratings Breakdown (% of net assets)*
AAA	5.3%
AA	28.2%
A	7.2%
BBB	16.0%
BB	24.6%
B	11.1%
CCC	0.5%
NR	7.1%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Angel Oak Income ETF	PAGE 2	TSR-AR-03463K760

Material Fund Changes:
On October 1, 2025, Brookfield Asset Management Ltd. acquired a majority of Angel Oak Companies, LP, the parent of Angel Oak Asset Management Holdings, LLC, itself the parent of Angel Oak Capital Advisors, LLC (“Angel Oak”), the investment adviser of the Fund (the “Transaction”). Although the Transaction did not result in any material change in the day-to-day management of the Fund, it resulted in a change of control of Angel Oak (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the previous investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, automatically terminated due to its “assignment” (as defined in the 1940 Act) caused by the Change of Control and was replaced by a new investment advisory agreement between Angel Oak and the Trust, on behalf of the Fund, which was approved by the Board of Trustees and shareholders as required.
This is a summary of certain changes to the Fund since February 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Income ETF	PAGE 3	TSR-AR-03463K760

Angel Oak Total Return ETF
TRBF (Principal U.S. Listing Exchange: Nasdaq Stock Market LLC)
Annual Shareholder Report | January 31, 2026
This annual shareholder report contains important information about the Angel Oak Total Return ETF (the Fund) for the period of  October 6, 2025, to January 31, 2026. You can find additional information about the Fund at
https://angeloakcapital.com/resources/. You can also request this information by contacting us at 1-855-751-4324.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Angel Oak Total Return ETF	$14*	0.44%**
*	Amount shown reflects the expenses of the Fund from inception date through January 31, 2026. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund returned 1.41% based on net asset value (NAV) from its inception on October 6, 2025, through the period ending January 31, 2026. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, its benchmark, by 25 basis points based on NAV, as the performance benchmark returned 1.16% over the same period.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund benefited from its overweight to securitized credit and agency mortgage-backed securities. Non-agency residential mortgage-backed securities (RMBS) and asset-backed securities (ABS) each delivered gains of more than 3% over the period, and agency RMBS returned more than 1.25%. In contrast, the Fund’s interest-rate duration, which was longer than that of the benchmark, detracted from performance amid rising 10-year Treasury yields. Security selection within investment-grade (IG) corporate bonds also detracted from returns relative to the benchmark.
HOW WAS THE FUND POSITIONED DURING THE PERIOD?
At inception, the Fund adopted a shorter credit spread-duration position, underweighting IG corporate bonds while overweighting securitized credit within its credit allocation. The Fund also maintained a significant underweight to Treasuries and an overweight to agency RMBS, implemented through a barbell coupon structure relative to the benchmark. The portfolio’s duration was modestly longer than the benchmark.

Top Contributors
↑	Non-agency RMBS, ABS, and collateralized loan obligations

Top Detractors
↓	IG corporate bond security selection
HOW DID THE FUND PERFORM  SINCE INCEPTION?* (as of January 31, 2026)
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Angel Oak Total Return ETF	PAGE 1	TSR-AR-03463K729

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/06/2025)
Angel Oak Total Return ETF NAV	1.41
Bloomberg U.S. Aggregate Bond Index	1.16
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit
https://angeloakcapital.com/investments/ for more recent performance information.
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$20,978,658	Effective Duration	6.37 years
Number of Holdings	200	30-Day SEC Yield	4.35%
Net Advisory Fee	$25,126	30-Day SEC Yield Unsubsidized	4.20%
Portfolio Turnover	78%	Weighted Average Life	8.42 years
Average Credit Quality	A	Distribution Yield	4.10%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top Security Types (% of net assets)
Residential Mortgage-Backed Securities - U.S. Government Agency	38.9%
Corporate Obligations	26.2%
Residential Mortgage-Backed Securities	12.6%
U.S. Treasury Securities	5.4%
Commercial Mortgage-Backed Securities- U.S. Government Agency	5.3%
Collateralized Loan Obligations	4.8%
Asset-Backed Securities	4.5%
Money Market Funds	2.2%
Exchange Traded Funds	1.5%
Cash & Other	-1.4%

Top 10 Issuers (% of net assets)
Federal National Mortgage Association	30.7%
Federal Home Loan Mortgage Corp.	13.5%
United States Treasury Notes	5.3%
Willow Tree CLO Ltd.	4.8%
FIGRE Trust	3.6%
Pagaya AI Debt Selection Trust	2.6%
First American Government Obligations Fund	2.2%
Onslow Bay Mortgage Loan Trust	1.2%
Saluda Grade Mortgage Funding LLC	1.2%
New Residential Mortgage Loan Trust	1.2%

Credit Ratings Breakdown (% of net assets)*
AAA	3.5%
AA	60.0%
A	10.0%
BBB	17.8%
BB	6.1%
B	1.9%
NR	0.7%
*	Ratings provided by nationally recognized statistical rating organizations. Ratings are expressed as letters ranging from AAA, the highest grade, to D, the lowest grade. The adviser uses the highest rating if securities are rated differently and uses nonrated when no formal rating is issued.
Angel Oak Total Return ETF	PAGE 2	TSR-AR-03463K729

Material Fund Changes:
The Fund’s Board of Trustees approved an Investment Subadvisory Agreement between Angel Oak Capital Advisors, LLC and Brookfield Public Securities Group LLC (the “Subadviser”) with respect to the Fund to be effective upon shareholder approval and the effectiveness of a new prospectus. The Subadviser will serve as subadviser to a portion of the Fund’s portfolio that is allocated to corporate debt.
This is a summary of certain changes to the Fund since inception date. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at
https://angeloakcapital.com/resources/  or upon request at 1-855-751-4324.

AVAILABILITY OF ADDITIONAL INFORMATION
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://angeloakcapital.com/resources/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Angel Oak Capital Advisors, LLC documents not be householded, please contact Angel Oak Capital Advisors, LLC at 1-855-751-4324, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Angel Oak Capital Advisors, LLC or your financial intermediary.
Angel Oak Total Return ETF	PAGE 3	TSR-AR-03463K729

(b)	Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Alvin R. Albe, Jr. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 01/31/2026	FYE 01/31/2025
(a) Audit Fees	$289,000	$264,182
(b) Audit-Related Fees	$9,939	$5,000
(c) Tax Fees	$29,400	$28,000
(d) All Other Fees	$0	$0

(e)(1) The Audit, Financial and Administrative Oversight Committee has not adopted written pre-approval policies and procedures. Instead, the Committee has the duty and responsibility to pre-approve all auditing services and permissible non-auditing services to be provided to the Funds in accordance with its Charter and the 1940 Act. In addition, the Committee considers matters with respect to the principal accountant’s independence each year. The Committee did not approve any of the audit-related, tax or other non-audit fees described above pursuant to the “de minimis exceptions” set forth in Rule 2-01(c)(7)(i)(C) and Rule 2-01(c)(7)(ii) of Regulation S-X.

The Audit, Financial and Administrative Oversight Committee also has the duty and responsibility to pre-approve those non-audit services provided to the Funds’ investment adviser (and entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the Funds) where the engagement relates directly to the operations or financial reporting of the Funds in accordance with the Charter of the Committee and the 1940 Act. The Committee considered whether the provision of any non-audit services rendered to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds that were not pre-approved by the Committee because the engagement did not relate directly to the operations and financial reporting of the Funds is compatible with maintaining the principal accountant’s independence.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 01/31/2026	FYE 01/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser for the last two years.

Non-Audit Related Fees	FYE 01/31/2026	FYE 01/31/2025
Registrant	$29,400	$28,000
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Alvin R. Albe, Jr., Keith M. Schappert, Ira P. Cohen, and Andrea N. Mullins.

(b) Not Applicable.

Item 6. Investments.

(a)	Each Fund’s Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)     The registrant’s Financial Statements are filed herewith.

Angel Oak®
CAPITAL ADVISORS

Angel Oak Funds Trust

Annual Financial Statements and Additional Information

January 31, 2026

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 48.8%
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 4.61%, 06/25/2037(a)	$1,464,435	$1,186,229
American Home Mortgage Assets LLC
Series 2006-1, Class XC, 0.30%, 05/25/2046(a)(b)	12,617,168	101,593
Series 2006-6, Class XP, 0.04%, 12/25/2046(a)(b)	45,861,553	348,640
Series 2007-5, Class XP, 0.06%, 06/25/2047(a)(b)	10,756,123	123,265
American Home Mortgage Investment Trust, Series 2006-3, Class 22A1, 5.78% (6 mo. Term SOFR + 2.18%), 12/25/2036, (11.57% Cap)(c)	2,883,850	2,480,803
AMSR Trust, Series 2023-SFR1, Class C, 4.00%, 04/17/2040(d)	1,000,000	973,127
Arroyo Mortgage Trust, Series 2022-1, Class M1, 3.65%, 12/25/2056(d)	2,000,000	1,670,246
ATLX Trust
Series 2024-RPL1, Class A2, 4.41%, 04/25/2064(a)(d)	3,000,000	2,952,462
Series 2024-RPL1, Class M1, 4.41%, 04/25/2064(a)(d)	4,700,000	4,557,378
ATLXM Trust, Series 2024-RPL2, Class M1, 3.85%, 04/25/2063(a)(d)	10,000,000	9,572,270
Banc of America Alternative Loan Trust, Series 2006-9, Class 30PO, 0.00%, 01/25/2037(e)	110,879	62,800
Banc of America Funding Corp.
Series 2007-2, Class 1A16, 4.39% (1 mo. Term SOFR + 0.71%), 03/25/2037, (6.00% Cap)	1,825,785	1,333,614
Series 2007-8, Class 2A1, 7.00%, 10/25/2037(c)	2,592,572	1,870,344
Series 2007-A, Class 2A2, 4.21% (1 mo. Term SOFR + 0.53%), 02/20/2047, (10.50% Cap)	570,101	521,046
Series 2007-C, Class 7A4, 4.23% (1 mo. Term SOFR + 0.55%), 05/20/2047(c)	1,477,373	1,395,627
Series 2014-R1, Class A2, 3.83% (1 mo. LIBOR US + 0.15%), 06/26/2037(d)(f)	3,146,302	2,934,537
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A1, 1.75%, 09/25/2051(a)(d)	1,699,083	1,554,773
Series 2025-NQM3, Class A1, 5.64%, 05/25/2065(a)(d)	7,069,485	7,152,247
Bayview Financial Acquisition Trust, Series 2005-D, Class APO, 0.00%, 12/28/2035(e)	112,146	91,199
BCAP LLC Trust, Series 2013-RR1, Class 6A2, 4.58%, 05/26/2036(a)(d)	2,570,640	1,520,804
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, 4.85%, 08/25/2035(a)	1,046,967	905,403
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 4.79% (1 mo. Term SOFR + 1.11%), 08/25/2035, (5.50% Cap)	1,028,268	692,203
Bellemeade Re Ltd.
Series 2023-1, Class B1, 10.40% (30 day avg SOFR US + 6.70%), 10/25/2033(d)	538,000	571,983
Series 2023-1, Class M1B, 7.95% (30 day avg SOFR US + 4.25%), 10/25/2033(d)	6,200,000	6,325,228
Series 2024-1, Class M1C, 7.65% (30 day avg SOFR US + 3.95%), 08/25/2034(d)	5,430,000	5,564,626

See accompanying notes which are an integral part of these financial statements.

1

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2024-1, Class M2, 8.30% (30 day avg SOFR US + 4.60%), 08/25/2034(d)	$1,000,000	$1,038,241
Series 2025-1, Class B1, 8.75% (30 day avg SOFR US + 5.05%), 10/25/2035(d)	2,600,000	2,639,393
Series 2025-1, Class M1C, 6.95% (30 day avg SOFR US + 3.25%), 10/25/2035(d)	1,500,000	1,530,700
Boston Lending Trust, Series 2021-1, Class A, 2.00%, 07/25/2061(a)(d)	3,343,088	3,287,846
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A2, 1.85%, 04/25/2060(a)(d)	1,350,449	1,277,951
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060(d)(g)	1,283,503	1,270,741
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060(d)(g)	4,861,309	4,827,757
Series 2024-NQM8, Class A2, 4.30%, 08/01/2053(d)(g)	1,762,635	1,730,194
Series 2025-CES2, Class A3, 5.34%, 07/26/2055(d)(g)	3,421,000	3,444,557
Builder Capital Loan Acquisition Trust, Series 2024-NPL1, Class A1B, 9.00%, 09/25/2029(d)(g)	10,092,000	10,037,483
Cascade Funding Mortgage Trust
Series 2024-NR1, Class A1, 6.41%, 11/25/2029(d)(g)	5,359,870	5,413,485
Series 2024-R1, Class M1, 4.00%, 10/25/2054(d)(g)	1,500,000	1,415,256
Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.67%, 02/25/2046(a)(d)	3,000,000	2,758,389
CC Funding Corp.
Series 2005-4A, Class NIO, 0.41%, 04/25/2037(a)(b)(d)	13,728,720	179,736
Series 2006-1A, Class A1, 3.94% (1 mo. Term SOFR + 0.26%), 12/25/2046(c)(d)	2,362,436	2,130,671
Series 2006-2A, Class A1, 3.92% (1 mo. Term SOFR + 0.24%), 04/25/2047(c)(d)	7,201,632	6,591,891
Series 2006-4A, Class A2, 3.97% (1 mo. Term SOFR + 0.29%), 11/25/2047(c)(d)	2,776,831	2,381,852
Chase Mortgage Finance Corp.
Series 2021-CL1, Class B, 10.20% (30 day avg SOFR US + 6.50%), 02/25/2050(d)	2,159,000	2,012,650
Series 2021-CL1, Class M3, 5.25% (30 day avg SOFR US + 1.55%), 02/25/2050(d)	1,873,527	1,781,729
Series 2021-CL1, Class M4, 6.35% (30 day avg SOFR US + 2.65%), 02/25/2050(d)	1,938,164	1,770,017
Series 2021-CL1, Class M5, 6.95% (30 day avg SOFR US + 3.25%), 02/25/2050(d)	775,170	693,102
Series 2024-7, Class A4, 6.00%, 06/25/2055(a)(d)	5,673,593	5,749,988
Chaseflex Trust, Series 2005-2, Class 5A6, 5.00%, 06/25/2035	1,306,327	678,326
CIM Trust
Series 2019-J1, Class B5, 3.96%, 08/25/2049(a)(d)	613,000	433,680
Series 2021-J1, Class B4, 2.66%, 03/25/2051(a)(d)	1,237,106	668,837
Series 2021-J2, Class B4, 2.67%, 04/25/2051(a)(d)	1,483,023	817,971
Series 2021-J3, Class B4, 2.61%, 06/25/2051(a)(d)	1,281,000	620,735
Series 2022-R1, Class M3, 4.00%, 01/25/2061(a)(d)	7,425,000	6,253,550
Series 2025-NR1, Class A1, 5.00%, 06/25/2064(d)(g)	2,858,251	2,817,555

See accompanying notes which are an integral part of these financial statements.

2

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Citimortgage Alternative Loan Trust
Series 2006-A4, Class 1A3, 6.00%, 09/25/2036(c)	$2,325,462	$2,169,019
Series 2006-A6, Class 1APO, 0.00%, 11/25/2036(e)	67,593	37,112
Series 2006-A7, Class 1A1, 6.00%, 12/25/2036, (7.50% Cap)(a)(c)	1,560,321	1,393,751
Series 2006-A7, Class 1A9, 4.44% (1 mo. Term SOFR + 0.76%), 12/25/2036, (6.00% Cap)(c)	3,398,517	2,827,624
Series 2007-A3, Class 1A2, 4.39% (1 mo. Term SOFR + 0.71%), 03/25/2037, (6.00% Cap)(c)	1,735,544	1,413,245
Series 2007-A3, Class APO, 0.00%, 03/25/2037(e)	80,396	43,046
Series 2007-A4, Class APO, 0.00%, 04/25/2037(e)	66,017	35,897
Series 2007-A5, Class 1A3, 4.29% (1 mo. Term SOFR + 0.61%), 05/25/2037, (6.10% Cap)(c)	2,836,256	2,452,196
CitiMortgage, Inc., Series 2005-2, Class 1APO, 0.00%, 03/25/2035(e)	26,991	18,794
COLT Funding LLC
Series 2020-2R, Class B1, 4.12%, 10/26/2065(a)(d)	3,605,000	3,340,772
Series 2021-2, Class B2, 3.94%, 08/25/2066(a)(d)	5,250,000	4,252,930
Series 2021-3R, Class M1, 2.36%, 12/25/2064(a)(d)	2,862,000	2,458,435
Series 2021-5, Class B1, 4.20%, 11/26/2066(a)(d)	4,085,000	3,590,347
Series 2021-HX1, Class B3A, 4.12%, 10/25/2066(a)(d)	5,510,000	4,318,170
Series 2021-RPL1, Class M2, 3.08%, 09/25/2061(a)(d)	2,250,000	1,964,893
Series 2022-2, Class B1, 3.95%, 02/25/2067(a)(d)	1,750,000	1,491,212
Series 2022-3, Class B1, 4.22%, 02/25/2067(a)(d)	2,362,000	2,113,277
Countrywide Alternative Loan Trust
Series 2005-14, Class 2X, 0.32%, 05/25/2035(a)(b)	8,017,763	53,278
Series 2005-16, Class X2, 0.00%, 06/25/2035(a)(b)	13,294,429	133
Series 2005-24, Class 1AX, 0.00%, 07/20/2035(a)(b)	5,368,838	4,118
Series 2005-27, Class 2X1, 0.00%, 08/25/2035(a)(b)	15,550,662	156
Series 2005-38, Class X, 4.66%, 09/25/2035(a)(b)	31,784,926	509
Series 2005-41, Class 2X2, 0.00%, 09/25/2035(a)(b)	3,299,216	6,684
Series 2005-44, Class 1X, 0.02%, 10/25/2035(a)(b)	16,806,382	36,722
Series 2005-44, Class 2X, 5.06%, 10/25/2035(a)(b)	1,439,188	266,774
Series 2005-56, Class 4X, 0.00%, 11/25/2035(a)(b)	17,501,713	155,905
Series 2005-58R, Class A, 0.08%, 12/20/2035(a)(b)(d)	31,884,839	312,248
Series 2005-59R, Class A, 2.21%, 12/20/2035(a)(b)(d)	9,052,689	769
Series 2005-J11, Class 1A4, 4.19% (1 mo. Term SOFR + 0.51%), 11/25/2035, (5.50% Cap)	2,503,700	1,181,634
Series 2005-J14, Class A8, 5.50%, 12/25/2035	1,345,892	777,833
Series 2006-29T1, Class 2A13, 4.09% (1 mo. Term SOFR + 0.41%), 10/25/2036, (8.00% Cap)	1,970,205	926,757
Series 2006-HY10, Class 1X, 0.48%, 05/25/2036(a)(b)	2,274,436	43,214
Series 2006-OA1, Class 1X, 0.05%, 03/20/2046(a)(b)	7,574,803	73,188
Series 2006-OA10, Class XAD, 0.00%, 08/25/2046(b)(g)	18,101,564	13,540
Series 2006-OA10, Class XNB, 0.00%, 08/25/2046(a)(b)	17,439,900	174
Series 2006-OA10, Class XPP, 0.00%, 08/25/2046(a)(b)	10,379,600	104
Series 2006-OA3, Class X, 0.00%, 05/25/2036(a)(b)	9,498,651	23,015

See accompanying notes which are an integral part of these financial statements.

3

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-20, Class X, 0.68%, 10/25/2034(a)(b)	$3,992,496	$166,435
Series 2004-25, Class 1X, 0.00%, 02/25/2035(a)(b)	8,668,203	87
Series 2004-29, Class 1X, 0.35%, 02/25/2035(a)(b)	1,253,722	13
Series 2005-1, Class 1X, 0.31%, 03/25/2035(a)(b)	2,523,146	121
Series 2005-11, Class 4X, 0.06%, 04/25/2035(a)(b)	2,940,578	145,223
Series 2005-2, Class 2X, 0.00%, 03/25/2035(a)(b)	6,251,289	63
Series 2005-7, Class 3A2, 3.43%, 03/25/2035(a)(c)	3,009,205	2,386,959
Series 2005-7, Class 3X, 0.86%, 03/25/2035(a)(b)	816,092	31,293
Series 2006-12, Class X, 0.13%, 07/25/2036(a)(b)	11,746,956	48,950
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	1,881,851	688,696
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.50%, 11/25/2035(c)	1,942,856	643,536
Credit Suisse Management LLC, Series 2002-18, Class 2A1, 7.50%, 06/25/2032	1,614,375	1,518,985
Credit Suisse Mortgage Capital Certificates
Series 2006-4, Class 1A1, 4.49% (1 mo. Term SOFR + 0.81%), 05/25/2036, (6.00% Cap)	1,678,584	720,514
Series 2014-3R, Class 1A1, 2.47% (1 mo. LIBOR US + 0.45%), 03/27/2036, (7.50% Cap)(d)(f)	391,142	307,144
Series 2014-7R, Class 8A2, 4.17%, 07/27/2037(a)(d)	2,137,738	1,989,928
Series 2017-RPL3, Class B5, 4.37%, 08/01/2057(a)(d)	6,433,013	5,530,963
Series 2020-RPL4, Class B3, 3.98%, 01/25/2060(a)(d)	10,124,150	6,793,497
Series 2020-RPL4, Class B4, 3.98%, 01/25/2060(a)(d)	10,125,738	5,869,495
Series 2020-RPL4, Class XS, 1.48%, 01/25/2060(a)(b)(d)	154,546,546	3,616,544
Series 2021-AFC1, Class B1, 3.25%, 03/25/2056(a)(d)	3,031,450	1,985,394
Series 2021-AFC1, Class B2, 4.26%, 03/25/2056(a)(d)	1,539,950	1,054,164
Series 2021-INV1, Class AIOS, 0.04%, 07/25/2056(a)(b)(d)	95,237,101	172,189
Series 2021-INV1, Class AX4, 0.40%, 07/25/2056(a)(b)(d)	6,364,518	113,257
Series 2021-INV1, Class B3, 3.08%, 07/25/2056(a)(d)	3,904,154	3,317,910
Series 2021-INV2, Class A11X, 0.45% (-1 x 30 day avg SOFR US + 4.15%), 11/25/2056, (5.00% Cap)(b)(d)(h)	17,209,052	538,988
Series 2021-INV2, Class A15X, 0.50%, 11/25/2056(a)(b)(d)	10,310,400	231,087
Series 2021-INV2, Class AIOS, 0.04%, 11/25/2056(a)(b)(d)	277,390,374	505,128
Series 2021-INV2, Class AX4, 0.15%, 11/25/2056(a)(b)(d)	15,791,758	105,884
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066(a)(d)	1,000,000	777,435
Series 2021-NQM7, Class B1, 3.72%, 10/25/2066(a)(d)	5,417,100	4,520,500
Series 2021-NQM8, Class A2, 2.30%, 10/25/2066(a)(d)	1,329,500	1,185,563
Series 2021-NQM8, Class A3, 2.41%, 10/25/2066(a)(d)	12,485,031	11,209,698
Series 2021-NQM8, Class B1, 4.21%, 10/25/2066(a)(d)	4,346,000	3,548,848
Series 2022-ATH1, Class B1, 4.64%, 01/25/2067(a)(d)	7,220,300	6,806,663
Series 2022-ATH2, Class B1, 4.98%, 05/25/2067(a)(d)	4,450,000	4,210,083
Series 2022-ATH2, Class B2, 4.98%, 05/25/2067(a)(d)	7,000,000	6,078,275
Series 2022-NQM5, Class M1, 5.17%, 05/25/2067(a)(d)	500,000	482,094
Cross Mortgage Trust, Series 2025-H5, Class A2, 5.76%, 07/25/2070(d)(g)	1,750,524	1,780,876

See accompanying notes which are an integral part of these financial statements.

4

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Deephaven Residential Mortgage Trust
Series 2021-2, Class B2, 3.93%, 04/25/2066(a)(d)	$6,528,000	$5,311,736
Series 2021-2, Class M1, 2.22%, 04/25/2066(a)(d)	2,500,000	1,971,167
Series 2021-3, Class B2, 4.13%, 08/25/2066(a)(d)	4,600,000	3,698,382
Series 2022-1, Class B1, 4.26%, 01/25/2067(a)(d)	5,000,000	4,310,840
Series 2022-1, Class B2, 4.26%, 01/25/2067(a)(d)	4,628,000	3,701,673
Series 2022-3, Class B1, 5.28%, 07/25/2067(a)(d)	5,000,000	4,752,635
Deutsche ALT-A Securities, Inc.
Series 2005-5, Class 2A4, 5.50%, 11/25/2035(c)	3,348,854	1,751,826
Series 2006-AB2, Class A8, 5.73%, 06/25/2036(a)(c)	2,145,582	1,967,374
Series 2007-AR1, Class A1, 4.03% (1 mo. Term SOFR + 0.35%), 01/25/2047, (10.50% Cap)(c)	4,612,129	4,396,406
Series 2007-AR1, Class A2, 4.15% (1 mo. Term SOFR + 0.47%), 01/25/2047, (10.50% Cap)	801,014	740,144
Series 2007-BAR1, Class A4, 4.27% (1 mo. Term SOFR + 0.59%), 03/25/2037(c)	83,950,000	6,222,038
Deutsche Mortgage Securities, Inc., Series 2009-RS6, Class A2B, 3.69%, 08/25/2037(a)(d)	6,011,724	5,576,458
Downey Savings & Loan Association Mortgage Loan Trust
Series 2004-AR1, Class X2, 0.04%, 09/19/2044(a)(b)	10,234,621	3,889
Series 2004-AR2, Class C, 0.00%, 11/19/2044(i)	1,000	1
Series 2004-AR2, Class X2, 0.01%, 11/19/2044(a)(b)	9,521,942	9,074
Series 2004-AR4, Class X2, 0.00%, 01/19/2045(a)(b)	8,646,658	571
Series 2005-AR1, Class 1A, 4.33% (1 mo. Term SOFR + 0.65%), 02/19/2045, (10.50% Cap)(c)	15,001,215	11,467,304
Series 2005-AR1, Class C, 0.00%, 02/19/2045(i)	1,000,000	10,000
Series 2005-AR1, Class X2, 0.00%, 02/19/2045(a)(b)	15,092,834	17,945
Series 2005-AR2, Class 2A1C, 4.23% (1 mo. Term SOFR + 0.55%), 03/19/2045, (10.50% Cap)(c)	893,747	881,248
Series 2007-AR1, Class 1A1A, 3.93% (1 mo. Term SOFR + 0.25%), 04/19/2047(c)	29,191,350	24,119,762
DSLA Mortgage Loan Trust, Series 2005-AR2, Class C, 0.00%, 03/19/2045	1	0
Eagle Re Ltd., Series 2021-2, Class M2, 7.95% (30 day avg SOFR US + 4.25%), 04/25/2034(d)	3,000,000	3,088,740
Ellington Financial Mortgage Trust
Series 2021-2, Class B1, 3.20%, 06/25/2066(a)(d)	3,320,000	2,466,777
Series 2021-2, Class M1, 2.30%, 06/25/2066(a)(d)	2,710,000	1,905,000
Series 2021-3, Class B2, 4.29%, 09/25/2066(a)(d)	2,910,000	2,208,422
Series 2022-4, Class AIOS, 0.25%, 09/25/2067(a)(b)(d)	245,309,972	722,683
Series 2022-4, Class B1, 5.88%, 09/25/2067(a)(d)	4,010,100	4,040,898
Series 2022-4, Class B3, 5.88%, 09/25/2067(a)(d)	20,696,974	11,455,361
Series 2022-4, Class X, 0.00%, 09/25/2067(a)(b)(d)	245,309,972	445,483
Series 2024-CES1, Class B2, 8.03%, 01/26/2060(a)(d)	1,393,000	1,417,258
Series 2024-CES1, Class B3, 8.72%, 01/26/2060(a)(d)	3,588,553	3,648,378
Series 2024-INV2, Class B3, 7.63%, 10/25/2069(a)(d)	6,155,807	6,097,462
Series 2024-NQM1, Class B2, 7.50%, 11/25/2069(a)(d)	2,897,500	2,902,376

See accompanying notes which are an integral part of these financial statements.

5

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2024-NQM1, Class B3, 7.50%, 11/25/2069(a)(d)	$2,739,000	$2,708,474
Series 2025-CES2, Class A3, 6.09%, 02/25/2060(d)(g)	2,854,000	2,887,649
Series 2025-NQM1, Class B3, 7.44%, 01/25/2070(a)(d)	5,008,000	4,727,056
Series 2026-NQM1, Class B2, 0.00%, 02/25/2071(a)(d)	3,903,000	3,778,513
FIGRE Trust
Series 2024-HE1, Class C, 6.75%, 03/25/2054(a)(d)	940,946	967,494
Series 2025-HE5, Class D, 6.36%, 08/25/2055(a)(d)	3,500,000	3,568,432
Series 2025-HE7, Class D, 6.20%, 11/25/2055(a)(d)	5,000,000	4,986,765
Flagstar Mortgage Trust
Series 2018-2, Class B5, 4.00%, 04/25/2048(a)(d)	2,540,029	2,287,924
Series 2018-6RR, Class B5, 4.90%, 10/25/2048(a)(d)	2,478,000	2,051,251
Series 2021-1, Class B4, 3.08%, 02/01/2051(a)(d)	2,535,519	2,058,801
Series 2021-1, Class B5, 3.08%, 02/01/2051(a)(d)	1,222,000	660,185
Series 2021-10IN, Class B5, 3.50%, 10/25/2051(a)(d)	1,156,378	961,870
Series 2021-2, Class B4, 2.78%, 04/25/2051(a)(d)	1,340,188	729,514
Series 2021-2, Class B5, 2.78%, 04/25/2051(a)(d)	1,343,000	671,693
Series 2021-6INV, Class B5, 3.48%, 08/25/2051(a)(d)	2,867,898	2,267,647
Series 2021-9INV, Class AX1, 0.45%, 09/25/2041(a)(b)(d)	170,736,899	1,917,888
Series 2021-9INV, Class B4, 2.95%, 09/25/2041(a)(d)	418,549	387,310
Series 2021-9INV, Class B5, 2.95%, 09/25/2041(a)(d)	1,211,408	782,445
GCAT Trust
Series 2021-NQM4, Class A3, 1.56%, 08/25/2066(a)(d)	597,877	517,333
Series 2021-NQM6, Class M1, 3.41%, 08/25/2066(a)(d)	1,250,000	996,607
Series 2022-NQM1, Class A1A, 3.17%, 02/25/2067(d)(g)	2,464,991	2,434,361
Goldman Sachs Mortgage Pass-Through Trust, Series 2022-1, Class PT, 4.23%, 02/25/2053(a)(d)	41,610,661	37,705,667
Greenpoint Mortgage Funding Trust
Series 2005-AR1, Class X1, 0.47%, 06/25/2045(a)(b)	10,633,005	81,215
Series 2005-AR3, Class X1, 0.23%, 08/25/2045(a)(b)	20,281,660	231,434
Series 2005-AR4, Class 4A1A, 4.41% (1 mo. Term SOFR + 0.73%), 10/25/2045, (10.50% Cap)	688,395	648,940
Series 2005-AR4, Class X4, 0.00%, 10/25/2045(a)(b)	5,915,244	0
Series 2006-AR3, Class 4X, 1.00%, 04/25/2036(b)	13,456,685	453,356
GS Mortgage Securities Corp.
Series 2014-5R, Class 3B2, 4.15% (1 mo. Term SOFR + 0.26%), 02/26/2037(d)	4,225,104	4,123,592
Series 2014-5R, Class 3B3, 4.15% (1 mo. Term SOFR + 0.26%), 02/26/2037(d)	5,707,000	5,286,617
Series 2014-5R, Class 3B4, 4.15% (1 mo. Term SOFR + 0.26%), 02/26/2037(d)	5,709,149	4,824,648
GS Mortgage-Backed Securities Trust
Series 2019-PJ1, Class B4, 4.01%, 08/25/2049(a)(d)	1,500,000	1,230,532
Series 2019-PJ1, Class B5, 4.01%, 08/25/2049(a)(d)	577,000	416,258
Series 2019-PJ3, Class AIOS, 0.22%, 03/25/2050(a)(b)(d)	23,862,906	234,000
Series 2020-PJ5, Class B5, 3.25%, 03/27/2051(a)(d)	1,651,641	1,013,995
Series 2020-PJ6, Class AX1, 0.02%, 05/25/2051(a)(b)(d)	288,161,008	269,142
Series 2020-PJ6, Class B4, 2.77%, 05/25/2051(a)(d)	1,675,066	1,382,863

See accompanying notes which are an integral part of these financial statements.

6

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2020-PJ6, Class B5, 2.77%, 05/25/2051(a)(d)	$1,451,274	$913,349
Series 2020-RPL1, Class B1, 3.76%, 07/25/2059(a)(d)	6,323,000	5,389,656
Series 2021-HP1, Class B3, 3.21%, 01/25/2052(a)(c)(d)	3,405,930	2,888,266
Series 2021-HP1, Class B4, 3.21%, 01/25/2052(a)(d)	3,415,177	2,867,396
Series 2021-HP1, Class B5, 3.21%, 01/25/2052(a)(d)	1,371,606	1,116,957
Series 2021-INV1, Class B3, 3.02%, 12/25/2051(a)(d)	3,852,549	3,246,770
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(d)	782,722	660,652
Series 2021-MM1, Class B3, 2.73%, 04/25/2052(a)(c)(d)	2,379,317	2,020,319
Series 2021-MM1, Class B4, 2.73%, 04/25/2052(a)(d)	1,523,773	760,994
Series 2021-NQM1, Class A3, 1.53%, 07/25/2061(a)(d)	1,771,015	1,642,453
Series 2021-PJ1, Class B4, 2.74%, 06/25/2051(a)(d)	2,182,560	1,622,414
Series 2021-PJ1, Class B5, 2.74%, 06/25/2051(a)(d)	1,039,000	524,648
Series 2021-PJ11, Class A2, 2.50%, 04/25/2052(a)(d)	1,145,091	965,941
Series 2021-PJ11, Class B4, 2.85%, 04/25/2052(a)(d)	1,300,000	670,367
Series 2021-PJ3, Class B4, 2.65%, 08/25/2051(a)(d)	1,163,475	944,056
Series 2021-PJ3, Class B5, 2.65%, 08/25/2051(a)(d)	1,176,269	713,524
Series 2021-PJ4, Class AX1, 0.01%, 09/25/2051(a)(b)(d)	411,048,408	153,732
Series 2021-PJ4, Class B4, 2.61%, 09/25/2051(a)(d)	2,469,890	1,441,845
Series 2021-PJ5, Class B4, 2.58%, 10/25/2051(a)(d)	3,445,529	2,355,532
Series 2021-PJ6, Class AX1, 0.02%, 11/25/2051(a)(b)(d)	712,900,639	660,146
Series 2021-PJ6, Class B4, 2.68%, 11/25/2051(a)(c)(d)	5,114,529	4,060,190
Series 2021-PJ7, Class B4, 2.72%, 01/25/2052(a)(c)(d)	7,049,257	5,604,772
Series 2021-PJ8, Class B4, 2.76%, 01/25/2052(a)(d)	3,586,492	2,676,793
Series 2021-PJ8, Class B5, 2.76%, 01/25/2052(a)(d)	1,237,000	622,942
Series 2021-PJ9, Class A13, 2.00%, 02/26/2052(a)(d)	1,500,000	952,108
Series 2021-PJ9, Class B4, 2.92%, 02/26/2052(a)(d)	3,126,027	2,523,311
Series 2021-PJ9, Class B5, 2.92%, 02/26/2052(a)(d)	1,177,110	839,080
Series 2022-GR1, Class B4, 3.19%, 06/25/2052(a)(d)	3,562,729	2,879,850
Series 2022-GR1, Class B5, 3.19%, 06/25/2052(a)(d)	1,118,581	860,105
Series 2022-LTV1, Class A15X, 0.45% (-1 x 30 day avg SOFR US + 4.15%), 06/25/2052, (5.00% Cap)(b)(d)(h)	11,964,059	405,091
Series 2022-LTV1, Class B2, 3.24%, 06/25/2052(a)(c)(d)	4,479,935	3,822,778
Series 2022-LTV1, Class B4, 3.24%, 06/25/2052(a)(d)	4,623,686	3,711,599
Series 2022-LTV1, Class B5, 3.24%, 06/25/2052(a)(d)	722,394	549,789
Series 2022-PJ3, Class A4, 2.50%, 08/25/2052(a)(d)	3,848,842	3,222,366
Series 2023-PJ4, Class A15, 6.00%, 01/25/2054(a)(d)	2,120,330	2,148,881
Series 2023-PJ6, Class A16, 6.50%, 04/25/2054(a)(d)	1,751,941	1,784,287
Series 2024-HE1, Class B2, 7.70% (30 day avg SOFR US + 4.00%), 08/25/2054(d)	2,947,000	2,935,890
Series 2024-PJ3, Class B4, 5.91%, 08/25/2054(a)(d)	2,340,000	1,987,605
Series 2024-PJ5, Class B4, 6.90%, 09/25/2054(a)(d)	1,613,000	1,485,539
Series 2024-PJ6, Class B4, 6.70%, 10/25/2054(a)(d)	1,584,000	1,415,478
Series 2024-PJ8, Class B4, 6.83%, 02/25/2055(a)(d)	1,734,000	1,527,011
Series 2024-RPL2, Class M1, 4.07%, 07/25/2061(a)(d)	5,000,000	4,756,040
Series 2024-RPL4, Class M1, 4.00%, 09/25/2061(a)(d)	3,500,000	3,373,293
Series 2025-CES2, Class B2, 7.96%, 09/25/2055(a)(d)	2,500,000	2,503,232
Series 2025-RPL3, Class A1, 4.10%, 07/25/2065(d)(g)	4,523,866	4,440,025

See accompanying notes which are an integral part of these financial statements.

7

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
GSAA Trust
Series 2005-14, Class 2A3, 4.49% (1 mo. Term SOFR + 0.81%), 12/25/2035(c)	$1,704,530	$1,532,841
Series 2007-2, Class AV1, 3.87% (1 mo. Term SOFR + 0.19%), 03/25/2037	3,242,670	629,707
Series 2007-5, Class 2A1A, 4.03% (1 mo. Term SOFR + 0.35%), 04/25/2047(c)	1,184,893	1,115,742
GSR Mortgage Loan Trust, Series 2005-6F, Class 3A6, 4.12% (1 mo. Term SOFR + 0.44%), 07/25/2035, (7.25% Cap)	1,196,304	1,062,143
Harborview Mortgage Loan Trust
Series 2004-11, Class X1, 0.00%, 01/19/2035(a)(b)	6,450,122	65
Series 2004-7, Class X1, 0.50%, 11/19/2034(a)(b)	858,941	12,504
Series 2004-9, Class 4A2, 4.57% (1 mo. Term SOFR + 0.89%), 12/19/2034(c)	1,374,327	1,247,859
Series 2005-1, Class X, 0.00%, 03/19/2035(a)(b)	4,157,179	6,161
Series 2005-10, Class X, 0.00%, 11/19/2035(a)(b)	20,248,021	202
Series 2005-11, Class X, 0.00%, 08/19/2045(a)(b)	6,187,671	62
Series 2005-12, Class X2B, 0.11%, 10/19/2035(a)(b)	6,848,481	68
Series 2005-13, Class X, 0.00%, 02/19/2036(a)(b)	9,874,632	99
Series 2005-3, Class X2, 0.04%, 06/19/2035(a)(b)	27,692,430	277
Series 2005-8, Class 2XA1, 0.04%, 09/19/2035(a)(b)	20,900,123	209
Series 2006-14, Class 2A1A, 4.09% (1 mo. Term SOFR + 0.41%), 01/25/2047(c)	14,232,824	13,688,461
Series 2007-6, Class 2A1A, 3.98% (1 mo. Term SOFR + 0.30%), 08/19/2037, (10.50% Cap)	1,395,289	1,250,733
Helios Loan Funding Trust, 10.23%, 01/10/2054(a)	68,801,714	72,932,225
Home RE Ltd.
Series 2021-2, Class M2, 6.95% (30 day avg SOFR US + 3.25%), 01/25/2034(d)	7,031,011	7,068,248
Series 2023-1, Class M2, 9.70% (30 day avg SOFR US + 6.00%), 10/25/2033(d)	3,000,000	3,219,888
Series 2026-1, Class B1, 8.93% (30 day avg SOFR US + 4.20%), 01/25/2036(d)	1,500,000	1,514,328
Homebanc Mortgage Trust, Series 2004-2, Class A2, 4.69% (1 mo. Term SOFR + 1.01%), 12/25/2034, (11.50% Cap)	704,998	682,935
Impac Secured Assets CMN Owner Trust, Series 2006-2, Class 1A2C, 4.35% (1 mo. Term SOFR + 0.67%), 08/25/2036, (11.50% Cap)(c)	2,718,491	2,476,942
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class B2, 4.36%, 06/25/2056(a)(d)	2,570,000	2,080,024
Series 2021-NQM4, Class B2, 4.10%, 01/25/2057(a)(d)	2,500,000	1,957,647
Series 2022-NQM1, Class B2, 4.08%, 02/25/2067(a)(d)	7,250,000	5,423,674
Indymac Index Mortgage Loan Trust
Series 2004-AR12, Class AX2, 0.00%, 12/25/2034(a)(b)	1,315,498	13
Series 2005-16IP, Class AX, 0.00%, 07/25/2045(a)(b)	9,333,945	4,452
Series 2005-AR10, Class AX, 0.00%, 06/25/2035(a)(b)	22,275,141	223
Series 2005-AR12, Class AX2, 0.00%, 07/25/2035(a)(b)	35,818,843	358
Series 2005-AR14, Class 2X, 0.01%, 07/25/2035(a)(b)	16,827,872	13,597
Series 2005-AR2, Class AX2, 0.00%, 02/25/2035(a)(b)	8,239,544	0

See accompanying notes which are an integral part of these financial statements.

8

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2005-AR4, Class AX2, 0.00%, 03/25/2035(a)(b)	$10,185,388	$126,615
Series 2005-AR8, Class AX2, 0.00%, 05/25/2035(a)(b)	13,732,975	137
Series 2006-AR25, Class 5A1, 3.63%, 09/25/2036(a)(c)	3,566,880	2,796,951
Series 2007-AR9, Class 2A1, 3.79%, 04/25/2037(a)(c)	2,735,297	1,706,625
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(d)	2,992,496	2,949,859
JP Morgan Chase Commercial Mortgage Securities
Series 2019-LTV1, Class B4, 4.60%, 06/25/2049(a)(d)	3,346,671	3,214,889
Series 2019-LTV1, Class B5, 4.60%, 06/25/2049(a)(d)	1,752,008	1,442,199
JP Morgan Mortgage Trust
Series 2005-ALT1, Class 2A1, 5.27%, 10/25/2035(a)(c)	4,163,132	3,117,687
Series 2006-A6, Class 1A4L, 4.26%, 10/25/2036(a)	1,288,994	939,676
Series 2007-A4, Class 3A3, 5.02%, 06/25/2037(a)	1,060,648	863,179
Series 2019-7, Class AX1, 0.00%, 02/25/2050(a)(b)(d)	17,634,777	53
Series 2019-7, Class B4, 3.97%, 02/25/2050(a)(d)	2,668,229	2,249,528
Series 2019-7, Class B5, 3.97%, 02/25/2050(a)(d)	1,199,000	871,901
Series 2019-8, Class AX1, 0.14%, 03/25/2050(a)(b)(d)	36,693,083	219,828
Series 2019-9, Class B5, 3.79%, 05/25/2050(a)(d)	2,324,529	2,082,953
Series 2019-LTV3, Class B5, 4.36%, 03/25/2050(a)(d)	1,608,826	1,481,978
Series 2020-1, Class B5, 3.82%, 06/25/2050(a)(d)	1,985,914	1,735,582
Series 2020-3, Class B4, 3.83%, 08/25/2050(a)(d)	189,705	170,011
Series 2020-3, Class B5, 3.83%, 08/25/2050(a)(d)	1,505,834	1,315,068
Series 2020-5, Class B5, 3.57%, 12/25/2050(a)(d)	1,619,707	1,296,440
Series 2020-LTV1, Class B5, 4.25%, 06/25/2050(a)(d)	2,606,338	2,397,338
Series 2020-LTV2, Class B5, 3.98%, 11/25/2050(a)(d)	2,877,409	2,489,877
Series 2021-10, Class B5, 2.83%, 12/25/2051(a)(d)	2,258,064	1,556,747
Series 2021-13, Class A5, 2.50%, 04/25/2052(a)(d)	1,500,000	1,048,560
Series 2021-15, Class B3, 3.11%, 06/25/2052(a)(d)	8,315,497	6,969,443
Series 2021-15, Class B4, 3.11%, 06/25/2052(a)(d)	4,837,794	3,963,861
Series 2021-3, Class B4, 2.93%, 07/25/2051(a)(d)	1,939,826	1,573,918
Series 2021-6, Class B4, 2.83%, 10/25/2051(a)(d)	3,458,743	2,718,873
Series 2021-7, Class B4, 2.80%, 11/25/2051(a)(d)	1,695,806	1,336,373
Series 2021-7, Class B5, 2.80%, 11/25/2051(a)(d)	1,695,806	946,892
Series 2021-8, Class B4, 2.84%, 12/25/2051(a)(d)	2,892,133	2,281,627
Series 2021-INV6, Class A5A, 2.50%, 04/25/2052(a)(d)	1,010,931	849,256
Series 2022-1, Class B4, 3.09%, 07/25/2052(a)(c)(d)	13,670,210	10,792,125
Series 2023-6, Class A3, 5.50%, 12/26/2053(a)(c)(d)	12,938,880	13,060,078
Series 2023-6, Class AX1, 0.23%, 12/26/2053(a)(b)(d)	109,123,827	113,271
Series 2023-6, Class B4, 6.11%, 12/26/2053(a)(d)	1,536,863	1,351,084
Series 2023-7, Class B4, 6.16%, 02/25/2054(a)(d)	1,035,500	871,239
Series 2023-8, Class B4, 6.14%, 02/25/2054(a)(d)	2,998,782	2,682,351
Series 2023-9, Class B4, 6.29%, 04/25/2054(a)(d)	2,942,610	2,744,958
Series 2024-10, Class A11X, 2.55% (-1 x 30 day avg SOFR US + 6.25%), 03/25/2055, (7.50% Cap)(b)(d)(h)	92,528,065	3,274,106
Series 2024-10, Class B6, 6.66%, 03/25/2055(a)(d)	2,843,931	1,932,571
Series 2024-11, Class A2, 6.00%, 04/25/2055(a)(c)(d)	4,485,670	4,546,070
Series 2024-12, Class A4, 6.00%, 06/25/2055(a)(d)	5,987,684	6,068,308

See accompanying notes which are an integral part of these financial statements.

9

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2024-4, Class B4, 7.08%, 10/25/2054(a)(d)	$2,974,389	$2,905,478
Series 2024-5, Class A11X, 3.05% (-1 x 30 day avg SOFR US + 6.75%), 11/25/2054, (8.00% Cap)(b)(d)(h)	81,899,381	3,716,184
Series 2024-5, Class B4, 6.91%, 11/25/2054(a)(d)	2,588,690	2,537,193
Series 2024-5, Class B5, 6.91%, 11/25/2054(a)(d)	2,366,000	1,997,512
Series 2024-6, Class B4, 6.90%, 12/25/2054(a)(d)	2,512,639	2,296,020
Series 2024-6, Class B5, 6.90%, 12/25/2054(a)(d)	1,795,000	1,490,706
Series 2024-8, Class B4, 6.94%, 01/25/2055(a)(d)	2,611,000	2,391,384
Series 2024-9, Class B4, 6.97%, 02/25/2055(a)(d)	3,284,845	3,186,924
Series 2024-9, Class B6, 6.86%, 02/25/2055(a)(d)	2,597,975	1,762,033
Series 2025-CES7, Class B2, 8.29%, 04/25/2056(a)(d)	4,369,000	4,392,361
JP Morgan Wealth Management, Series 2020-ATR1, Class A5, 3.00%, 02/25/2050(a)(d)	2,830,949	2,473,055
JPMorgan Chase Bank NA
Series 2019-CL1, Class M2, 5.49% (1 mo. Term SOFR + 1.81%), 04/25/2047(d)	3,212,787	3,263,038
Series 2019-CL1, Class M4, 6.39% (1 mo. Term SOFR + 2.71%), 04/25/2047(d)	1,189,473	1,226,843
Series 2020-CL1, Class B, 13.79% (1 mo. Term SOFR + 10.11%), 10/25/2057(d)	6,690,285	7,021,360
Series 2020-CL1, Class M2, 6.29% (1 mo. Term SOFR + 2.61%), 10/25/2057(d)	2,493,102	2,609,862
Series 2020-CL1, Class M4, 8.14% (1 mo. Term SOFR + 4.46%), 10/25/2057(d)	797,141	850,516
Series 2020-CL1, Class M5, 9.39% (1 mo. Term SOFR + 5.71%), 10/25/2057(d)	1,531,034	1,591,693
Series 2021-CL1, Class B, 10.60% (30 day avg SOFR US + 6.90%), 03/25/2051(d)	1,150,672	1,125,167
Series 2021-CL1, Class M5, 7.55% (30 day avg SOFR US + 3.85%), 03/25/2051(d)	351,770	320,747
Lake Summit Mortgage Trust, 8.67%, 08/15/2049(a)	2,125,593	2,110,429
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 5.75%, 07/25/2061(d)(g)	4,112,036	4,191,135
Lehman Mortgage Trust
Series 2007-5, Class PO1, 0.00%, 06/25/2037(e)	15,131	11,150
Series 2007-9, Class AP, 0.00%, 10/25/2037(e)	8,932	7,562
Lehman XS Trust
Series 2005-3, Class 3A3A, 4.68%, 09/25/2035(g)	1,489,564	1,308,756
Series 2007-12N, Class 1A3A, 4.19% (1 mo. Term SOFR + 0.51%), 07/25/2047	1,126,512	1,101,649
Series 2007-7N, Class 1A1A, 4.23% (1 mo. Term SOFR + 0.55%), 06/25/2047	2,251,567	2,168,378
Series 2007-9, Class WFIO, 0.00%, 04/25/2037(b)	12,326,794	123
Luminent Mortgage Trust
Series 2006-1, Class A1, 4.51% (1 mo. Term SOFR + 0.83%), 04/25/2036(c)	2,842,870	2,617,300
Series 2006-1, Class X, 0.05%, 04/25/2036(a)(b)	20,132,962	78,357
Series 2006-2, Class X, 0.00%, 02/25/2046(a)(b)	28,365,804	284

See accompanying notes which are an integral part of these financial statements.

10

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2006-5, Class X, 0.00%, 07/25/2036(a)(b)	$23,659,513	$237
Mastr Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 4.38%, 09/25/2035(a)	836,972	772,289
MASTR Alternative Loans Trust
Series 2004-6, Class 30PO, 0.00%, 07/25/2034(e)	72,033	59,746
Series 2007-1, Class 15PO, 0.00%, 02/25/2026(e)	2,913	0
Series 2007-HF1, Class 4A1, 7.00%, 10/25/2047(c)	9,522,417	3,760,584
MASTR Asset Securitization Trust
Series 2005-2, Class PO, 0.00%, 11/25/2035(e)	9,677	5,641
Series 2007-1, Class AP, 0.00%, 11/25/2037(e)	403	0
Mello Mortgage Capital Acceptance
Series 2018-MTG1, Class B4, 3.66%, 03/25/2048(a)(d)	1,799,000	1,389,301
Series 2018-MTG1, Class B5, 3.66%, 03/25/2048(a)(d)	1,499,000	1,073,206
Series 2021-INV4, Class B5, 3.20%, 12/25/2051(a)(d)	1,120,595	918,865
Series 2021-MTG1, Class B4, 2.65%, 04/25/2051(a)(d)	1,008,326	794,634
Series 2021-MTG1, Class B5, 2.65%, 04/25/2051(a)(d)	503,724	279,024
Series 2021-MTG2, Class B4, 2.67%, 06/25/2051(a)(d)	1,540,628	1,147,866
Series 2021-MTG3, Class B5, 2.90%, 07/01/2051(a)(d)	488,000	224,469
Merrill Lynch Mortgage Investors, Inc.
Series 2003-OPT1, Class M3, 6.26% (1 mo. Term SOFR + 2.59%), 07/25/2034	1,558,243	1,284,203
Series 2006-AF1, Class AF2A, 6.25%, 08/25/2036	1,610,662	588,212
MFRA Trust
Series 2021-INV2, Class B1, 4.39%, 11/25/2056(a)(c)(d)	4,000,000	3,540,588
Series 2021-RPL1, Class A2, 2.07%, 07/25/2060(a)(d)	4,106,000	3,566,562
Series 2021-RPL1, Class M2, 2.85%, 07/25/2060(a)(d)	4,500,000	3,857,521
Morgan Stanley ABS Capital I, Inc.
Series 2007-HE6, Class A3, 3.97% (1 mo. Term SOFR + 0.47%), 05/25/2037	11,102,573	9,945,307
Series 2007-HE6, Class A4, 4.04% (1 mo. Term SOFR + 0.61%), 05/25/2037(c)	1,598,771	1,410,391
Morgan Stanley Mortgage Loan Trust
Series 2006-3AR, Class 1AX, 1.04%, 03/25/2036(a)(b)	12,753,204	365,507
Series 2006-5AR, Class AX, 0.54%, 04/25/2036(a)(b)	13,239,615	68,449
Morgan Stanley Reremic Trust, Series 2015-R4, Class CB3, 4.10%, 08/26/2047(a)(d)	1,010,309	878,080
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-1, Class B4, 2.94%, 03/25/2051(a)(d)	742,356	432,671
Series 2021-1, Class B5, 2.94%, 03/25/2051(a)(d)	988,000	508,799
Series 2021-3, Class B4, 2.78%, 06/25/2051(a)(d)	1,093,000	557,115
Series 2021-4, Class B4, 2.92%, 07/25/2051(a)(d)	1,240,000	654,592
Series 2021-5, Class B4, 2.98%, 08/25/2051(a)(d)	1,921,951	1,112,285
Series 2025-SPL1, Class B1, 4.25%, 02/25/2065(d)(g)	3,410,000	3,045,052
MortgageIT Trust, Series 2006-1, Class 1X, 0.17%, 04/25/2036(a)(b)	6,437,185	0
New Residential Mortgage LLC, Series 2025-FHT1, Class A, 6.55%, 03/25/2032(d)(g)	1,701,322	1,736,044

See accompanying notes which are an integral part of these financial statements.

11

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
New Residential Mortgage Loan Trust
Series 2017-2A, Class B4, 5.18%, 03/25/2057(a)(d)	$2,154,509	$2,110,340
Series 2018-2A, Class B6, 5.20%, 02/25/2058(a)(d)	1,179,845	949,488
Series 2019-2A, Class B6, 4.71%, 12/25/2057(a)(d)	4,982,434	4,190,003
Series 2019-6A, Class B5IA, 1.75%, 09/25/2059(a)(b)(d)	11,809,219	739,163
Series 2021-NQM3, Class B2, 4.05%, 11/27/2056(a)(d)	2,729,000	2,343,016
Series 2022-SFR2, Class E2, 4.00%, 09/04/2039(d)	2,554,000	2,480,833
Series 2025-NQM2, Class B1, 7.26%, 04/25/2065(a)(d)	5,116,000	5,208,809
Series 2025-NQM2, Class B3, 7.26%, 04/25/2065(a)(d)	11,758,000	10,370,180
Series 2025-NQM3, Class B1, 7.03%, 05/25/2065(a)(d)	2,884,000	2,948,230
Nomura Resecuritization Trust, Series 2014-3R, Class 4A15, 1.44% (1 mo. Term SOFR + 0.27%), 03/26/2037(d)	3,306,185	2,743,006
Oceanview Mortgage Trust, Series 2021-5, Class B4, 2.97%, 10/25/2051(a)(d)	1,715,000	910,752
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051(a)(d)	1,479,327	1,244,116
Series 2021-J3, Class A7, 2.50%, 10/25/2051(a)(d)	2,500,000	1,749,780
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066(a)(d)	866,081	762,427
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061(a)(d)	1,709,057	1,450,091
Series 2021-NQM4, Class A2, 2.16%, 10/25/2061(a)(d)	1,719,077	1,489,577
PHH Alternative Mortgage Trust, Series 2007-1, Class 21PO, 0.00%, 02/25/2037(e)	10,017	8,281
PMT Loan Trust, Series 2025-J3, Class A8, 5.50%, 11/27/2056(a)(d)	2,786,986	2,802,902
Point Securitization Trust
Series 2025-1, Class A1, 6.25%, 06/25/2055(d)	937,020	944,094
Series 2025-2, Class A1, 5.75%, 09/25/2055(d)(g)	3,249,329	3,241,095
Series 2025-2, Class B1, 7.00%, 09/25/2055(d)(g)	1,500,000	1,277,961
Pretium Mortgage Credit Partners LLC
Series 2025-RPL1, Class M2, 4.00%, 07/25/2069(d)(g)	4,000,000	3,772,708
Series 2025-RPL2, Class A2, 4.00%, 08/25/2064(d)(g)	8,000,000	7,703,704
Series 2025-RPL2, Class M1, 4.00%, 08/25/2064(d)(g)	2,754,000	2,607,344
Progress Residential Trust, Series 2023-SFR2, Class D, 4.50%, 10/17/2040(d)	800,000	790,366
PRPM LLC
Series 2022-NQM1, Class B1, 5.39%, 08/25/2067(a)(d)	3,750,000	3,666,315
Series 2024-7, Class A1, 5.87%, 11/25/2029(d)(g)	2,398,977	2,397,245
Series 2024-RPL4, Class A3, 4.00%, 12/25/2054(d)(g)	2,936,000	2,813,337
Series 2025-RCF4, Class M2, 4.50%, 08/25/2055(d)(g)	2,000,000	1,849,302
Radnor RE Ltd.
Series 2024-1, Class M1C, 7.20% (30 day avg SOFR US + 3.50%), 09/25/2034(d)	500,000	508,153
Series 2024-1, Class M2, 7.70% (30 day avg SOFR US + 4.00%), 09/25/2034(d)	1,500,000	1,550,175
RALI Trust
Series 2005-QA13, Class 2A1, 5.20%, 12/25/2035(a)(c)	2,922,887	2,611,944
Series 2005-QS13, Class AP, 0.00%, 09/25/2035(e)	164,192	108,226

See accompanying notes which are an integral part of these financial statements.

12

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2005-QS17, Class A1, 6.00%, 12/25/2035(c)	$1,368,878	$1,217,106
Series 2005-QS17, Class AP, 0.00%, 12/25/2035(e)	212,397	141,316
Series 2006-QA7, Class 2A1, 4.16% (1 mo. Term SOFR + 0.48%), 08/25/2036(c)	4,159,726	3,807,738
Series 2006-QA9, Class A1, 4.15% (1 mo. Term SOFR + 0.47%), 11/25/2036, (11.00% Cap)	1,268,213	626,646
Series 2006-QS11, Class 1A2, 6.00%, 08/25/2036(c)	1,517,235	1,214,988
Series 2006-QS11, Class 1A8, 6.00%, 08/25/2036(c)	1,511,621	1,210,550
Series 2006-QS12, Class AP, 0.00%, 09/25/2036(e)	66,680	42,267
Series 2006-QS14, Class A15, 4.09% (1 mo. Term SOFR + 0.41%), 11/25/2036, (7.50% Cap)	1,181,513	866,541
Series 2006-QS15, Class A5, 6.50%, 10/25/2036	800,554	685,956
Series 2006-QS15, Class AP, 0.00%, 10/25/2036(e)	91,987	43,985
Series 2006-QS16, Class AP, 0.00%, 11/25/2036(e)	90,479	44,338
Series 2006-QS3, Class 1A1, 4.49% (1 mo. Term SOFR + 0.81%), 03/25/2036, (5.50% Cap)(c)	1,966,251	1,659,842
Series 2006-QS3, Class 1A8, 4.19% (1 mo. Term SOFR + 0.51%), 03/25/2036, (6.00% Cap)	1,060,819	911,719
Series 2006-QS5, Class AP, 0.00%, 05/25/2036(e)	24,617	14,978
Series 2006-QS9, Class 1AP, 0.00%, 07/25/2036(e)	14,760	8,874
Series 2006-QS9, Class 2AP, 0.00%, 07/25/2036(e)	14,951	0
Series 2007-QA2, Class A3, 4.09% (1 mo. Term SOFR + 0.41%), 02/25/2037, (14.00% Cap)(c)	4,232,785	3,702,620
Series 2007-QS1, Class 1AP, 0.00%, 01/25/2037(e)	16,091	12,948
Series 2007-QS3, Class AP, 0.00%, 02/25/2037(e)	330,747	151,624
Series 2007-QS4, Class 4A3, 0.00%, 03/25/2037(e)	487,886	0
Series 2007-QS5, Class AP, 0.00%, 03/25/2037(e)	150,541	77,999
Series 2007-QS6, Class AP, 0.00%, 04/25/2037(e)	253,878	124,563
Series 2007-QS9, Class AP, 0.00%, 07/25/2037(e)	717,323	337,434
Rate Mortgage Trust
Series 2021-HB1, Class B4, 2.70%, 12/25/2051(a)(d)	2,400,983	1,666,837
Series 2021-J1, Class B4, 2.70%, 07/25/2051(a)(d)	1,291,000	649,520
Series 2022-J1, Class B4, 2.75%, 01/25/2052(a)(d)	3,397,688	1,942,044
Series 2024-J2, Class B5, 6.42%, 07/25/2054(a)(d)	927,000	703,802
Series 2024-J3, Class B4, 6.40%, 10/25/2054(a)(d)	747,000	622,371
Series 2024-J3, Class B5, 6.40%, 10/25/2054(a)(d)	935,000	706,836
RBSSP Resecuritization Trust, Series 2009-3, Class 3A3, 5.75%, 09/26/2035(a)(d)	1,152,086	1,026,818
RCKT Mortgage Trust
Series 2021-2, Class B4, 2.56%, 06/25/2051(a)(d)	2,344,443	1,661,200
Series 2021-2, Class B5, 2.56%, 06/25/2051(a)(d)	1,566,000	751,124
Series 2021-5, Class A1, 2.50%, 11/25/2051(a)(d)	5,350,471	4,548,318
Series 2022-1, Class B3, 2.75%, 01/25/2052(a)(c)(d)	9,256,925	7,161,157
Series 2022-1, Class B4, 2.75%, 01/25/2052(a)(d)	5,197,193	3,798,239
Series 2022-1, Class B5, 2.75%, 01/25/2052(a)(d)	2,245,000	1,015,663

See accompanying notes which are an integral part of these financial statements.

13

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Residential Asset Securitization Trust
Series 2005-A11, Class 1A1, 4.24% (1 mo. Term SOFR + 0.56%), 10/25/2035, (5.50% Cap)	$1,468,101	$868,969
Series 2005-A11, Class 1A3, 5.50%, 10/25/2035	1,328,820	850,535
Series 2005-A11, Class PO, 0.00%, 10/25/2035(e)	518,493	221,164
Series 2006-A2, Class A5, 4.49% (1 mo. Term SOFR + 0.81%), 01/25/2046, (6.00% Cap)	1,846,479	567,392
Series 2007-A2, Class 2A2, 6.50%, 04/25/2037	3,943,420	1,163,297
Series 2007-A8, Class 1A1, 6.00%, 08/25/2037	3,864,867	1,841,454
RFMSI Trust
Series 2005-S7, Class AP, 0.00%, 11/25/2035(e)	10,809	5,944
Series 2006-S10, Class 1AP, 0.00%, 10/25/2036(e)	10,835	5,610
Series 2006-S4, Class AP, 0.00%, 04/25/2036(e)	102,284	66,840
Series 2006-S5, Class A4, 0.00%, 06/25/2036(e)	25,303	14,446
Series 2007-S5, Class AP, 0.00%, 05/25/2037(e)	158,137	81,111
Saluda Grade Mortgage Funding LLC
Series 2020-SEQ1, Class A1, 3.32%, 05/25/2050(a)(d)	1,784,782	1,744,214
Series 2020-SEQ1, Class C, 0.00%, 05/25/2050(a)(b)(d)	26,202,262	2,990,910
Series 2021-FIG2, Class M1, 4.25%, 10/25/2051(a)(d)	1,449,524	1,458,824
Series 2021-FIG2, Class M2, 6.00%, 10/25/2051(a)(d)	1,159,619	1,161,420
Series 2021-MF1, Class A1, 3.81%, 11/25/2029(a)(d)	6,884,819	6,637,516
Series 2022-SEQ2, Class B1, 5.50%, 02/25/2052(a)(d)	3,153,250	2,906,237
Series 2022-SEQ2, Class B2, 6.00%, 02/25/2052(a)(d)	2,011,000	1,839,639
Series 2022-SEQ2, Class B3, 7.47%, 02/25/2052(a)(d)	2,211,115	2,096,679
Series 2022-SEQ2, Class CERT, 0.00%, 02/25/2052(d)	38,061,600	35,971,257
Series 2022-SEQ2, Class M1, 5.00%, 02/25/2052(a)(d)	5,213,750	4,879,601
Series 2022-SEQ2, Class XS, 0.00%, 02/25/2052(a)(b)(d)	88,898,274	856,090
Series 2022-SG2, Class A, 8.00%, 05/15/2052(d)(g)	15,000,000	15,066,720
Series 2023-FIG3, Class A, 7.07%, 08/25/2053(a)(d)	2,604,488	2,651,007
Series 2023-FIG4, Class A, 6.72%, 11/25/2053(a)(d)	4,103,265	4,239,920
Series 2023-SEQ3, Class A2, 6.89%, 06/01/2053(a)(d)	4,250,000	4,304,872
Series 2025-LOC5, Class B1, 7.42% (1 mo. Term SOFR + 3.75%), 10/25/2055(d)	3,029,000	3,056,715
Series 2025-NPL1, Class A1, 7.12%, 01/25/2030(d)(g)	8,899,231	8,905,950
Series 2025-NPL1, Class A2, 9.05%, 01/25/2030(d)(g)	1,250,000	1,254,756
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030(d)(g)	6,267,762	6,289,060
Series 2026-HB1, Class A1X, 0.00%, 04/25/2056(a)(b)(d)	132,700,000	2,224,278
Series 2026-HB1, Class B1, 0.00% (1 mo. Term SOFR + 3.45%), 04/25/2056(d)	2,800,000	2,800,000
Series 2026-HB1, Class B2, 0.00% (1 mo. Term SOFR + 4.55%), 04/25/2056(d)	5,935,000	5,910,759
Sequoia Mortgage Trust
Series 2005-2, Class XA, 0.16%, 03/20/2035(a)(b)	2,622,125	0
Series 2007-1, Class 5A1, 3.99%, 10/20/2046(a)(c)	1,575,666	1,122,619
Series 2021-1, Class B4, 2.66%, 03/25/2051(a)(d)	2,308,069	1,435,176
Series 2023-4, Class A10, 5.80%, 11/25/2053(a)(d)	706,732	709,531

See accompanying notes which are an integral part of these financial statements.

14

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2023-5, Class B4, 5.75%, 12/25/2053(a)(d)	$1,191,000	$979,278
Series 2024-8, Class B4, 6.62%, 09/25/2054(a)(d)	2,802,365	2,670,018
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065(a)(d)	462,218	431,364
Series 2021-2, Class A2, 1.94%, 12/25/2061(a)(d)	1,519,611	1,312,210
Shellpoint Asset Funding Trust, Series 2013-1, Class B4, 3.84%, 07/25/2043(a)(d)	782,566	695,441
Starwood Mortgage Residential Trust
Series 2021-1, Class B1, 3.52%, 05/25/2065(a)(d)	2,743,000	2,446,844
Series 2021-2, Class A3, 1.43%, 05/25/2065(a)(d)	87,188	84,115
Series 2021-3, Class B2, 4.10%, 06/25/2056(a)(d)	2,902,000	2,394,194
Series 2021-3, Class M1, 2.49%, 06/25/2056(a)(c)(d)	5,170,000	3,913,948
Series 2021-5, Class A3, 2.44%, 09/25/2066(a)(d)	6,478,263	5,761,527
Series 2021-6, Class B2, 3.94%, 11/25/2066(a)(d)	3,921,000	2,930,450
Series 2022-3, Class A3, 4.16%, 03/25/2067(a)(d)	2,167,806	2,080,563
Structured Asset Mortgage Investments, Inc.
Series 2004-AR1, Class X, 0.02%, 03/19/2034(a)(b)	2,938,162	29
Series 2004-AR7, Class X, 0.76%, 04/19/2035(a)(b)	4,768,480	28,392
Series 2005-AR2, Class 1X, 0.20%, 05/25/2045(a)(b)	6,263,472	8,518
Series 2005-AR3, Class 1X, 0.01%, 08/25/2035(a)(b)	8,028,730	13,432
Series 2006-AR5, Class 1X, 0.00%, 05/25/2046(a)(b)	9,976,517	107,487
Series 2006-AR5, Class 4X, 0.00%, 05/25/2046(a)(b)	34,687,588	26,224
Series 2006-AR7, Class X, 0.90%, 08/25/2036(b)	21,027,480	702,654
Terwin Mortgage Trust, Series 2005-18AL, Class PX, 0.28%, 01/25/2037(a)(b)(d)	21,239,332	142,261
Towd Point Mortgage Trust
Series 2017-6, Class B4, 3.29%, 10/25/2057(a)(d)	4,500,000	3,304,197
Series 2018-2, Class B4, 3.28%, 03/25/2058(a)(d)	3,000,000	2,204,007
Series 2018-5, Class B3, 3.48%, 07/25/2058(a)(d)	3,000,000	2,123,004
Series 2019-1, Class B2, 3.78%, 03/25/2058(a)(d)	3,000,000	2,364,501
Series 2019-HY2, Class B3, 6.04% (1 mo. Term SOFR + 2.36%), 05/25/2058(d)	2,294,000	2,138,790
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061(a)(d)	2,548,781	2,405,606
Series 2024-3, Class M2, 5.04%, 07/25/2065(a)(d)	1,695,000	1,535,123
Series 2024-4, Class A2, 4.59%, 10/27/2064(a)(d)	2,897,000	2,769,144
Series 2024-4, Class M1, 4.59%, 10/27/2064(a)(d)	4,966,000	4,570,885
Triangle Re Ltd., Series 2023-1, Class M1A, 7.10% (30 day avg SOFR US + 3.40%), 11/25/2033(d)	1,768,118	1,777,908
Unlock Hea Trust
Series 2023-1, Class A, 7.00%, 10/25/2038(d)	1,596,031	1,595,148
Series 2023-1, Class B, 7.00%, 10/25/2038(d)	16,450,000	16,203,530
Series 2025-2, Class B, 7.25%, 11/25/2041(d)	4,890,000	4,824,508
Series 2025-2, Class C, 6.00%, 11/25/2041(d)	500,000	389,367
UWM Mortgage Trust
Series 2021-INV1, Class B5, 3.15%, 08/25/2051(a)(d)	1,517,477	1,255,275
Series 2021-INV2, Class B5, 3.23%, 09/25/2051(a)(d)	1,992,302	1,609,248

See accompanying notes which are an integral part of these financial statements.

15

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/2066(a)(d)	$1,750,000	$1,344,763
Series 2021-3, Class B2, 3.96%, 06/25/2066(a)(d)	2,270,000	1,781,335
Series 2021-3, Class M1, 2.40%, 06/25/2066(a)(d)	2,500,000	1,909,160
Series 2021-4, Class A3, 1.35%, 07/25/2066(a)(d)	1,391,257	1,192,978
Series 2022-2, Class B1, 4.27%, 02/25/2067(a)(d)	6,743,650	5,565,453
Series 2022-3, Class B2, 4.05%, 02/25/2067(a)(d)	5,296,000	4,150,337
Series 2022-3, Class M1, 4.05%, 02/25/2067(a)(d)	2,500,000	2,099,217
Vista Point Securitization Trust
Series 2024-CES1, Class B2, 10.35%, 05/25/2054(a)(d)	1,000,000	1,042,979
Series 2024-CES2, Class B1, 7.50%, 10/25/2054(a)(d)	1,000,000	1,022,046
Series 2024-CES3, Class B1, 7.83%, 01/25/2055(a)(d)	1,750,000	1,779,955
Series 2025-CES2, Class B2, 8.15%, 08/25/2055(a)(d)	3,250,000	3,342,791
Series 2025-CES3, Class B1, 6.99%, 11/25/2055(a)(d)	7,733,000	7,895,501
Series 2025-CES3, Class B2, 7.88%, 11/25/2055(a)(d)	2,000,000	2,012,498
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2003-MS7, Class P, 0.00%, 03/25/2033(e)	183	143
Series 2004-AR10, Class X, 0.10%, 07/25/2044(a)(b)	6,420,289	578
Series 2005-5, Class CB11, 5.19% (1 mo. Term SOFR + 1.51%), 07/25/2035, (6.00% Cap)(c)	2,440,506	2,219,765
Series 2005-AR6, Class X, 0.00%, 04/25/2045(a)(b)	12,478,292	76,405
Series 2006-AR8, Class 3X1, 0.04%, 10/25/2046(a)(b)	10,125,722	132,485
Series 2007-OA4, Class 1XPP, 0.00%, 05/25/2047(a)(b)	54,120,878	15,966
Series 2007-OA4, Class XPPP, 0.01%, 04/25/2047(a)(b)	17,152,588	57,890
Series 2007-OA5, Class 1XPP, 0.00%, 06/25/2047(a)(b)	49,242,914	3,545
Wells Fargo Mortgage Backed Securities Trust
Series 2007-17, Class APO, 0.00%, 01/25/2038(e)	14,392	9,259
Series 2019-3, Class B4, 3.73%, 07/25/2049(a)(d)	1,627,000	1,139,933
Series 2019-4, Class B4, 3.51%, 09/25/2049(a)(d)	2,124,000	1,389,128
Series 2021-1, Class B4, 2.70%, 12/25/2050(a)(d)	1,818,000	984,276
Series 2021-1, Class B5, 2.70%, 12/25/2050(a)(d)	1,011,000	504,940
Series 2022-1, Class B4, 2.97%, 08/25/2051(a)(d)	1,454,650	1,140,447
Series 2022-1, Class B5, 2.97%, 08/25/2051(a)(d)	1,158,000	543,819
Western Alliance Bancorp
Series 2021-CL2, Class B, 12.20% (30 day avg SOFR US + 8.50%), 07/25/2059(d)	6,600,000	6,546,837
Series 2021-CL2, Class M4, 9.05% (30 day avg SOFR US + 5.35%), 07/25/2059(d)	11,052,530	10,899,784
Series 2021-CL2, Class M5, 10.20% (30 day avg SOFR US + 6.50%), 07/25/2059(d)	6,455,987	6,290,268
WinWater Mortgage Loan Trust
Series 2014-1, Class B5, 3.93%, 06/20/2044(a)(d)	2,370,000	1,871,108
Series 2014-2, Class B5, 4.04%, 09/20/2044(a)(d)	1,938,000	1,587,815
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $1,407,158,026)		1,290,660,782

See accompanying notes which are an integral part of these financial statements.

16

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES — 13.4%
Automobile — 7.5%
ACC Trust, Series 2022-1, Class D, 6.65%, 10/20/2028(d)	$1,500,000	$15
ACM Auto Trust, Series 2025-4A, Class B, 8.42%, 08/20/2032(d)	600,000	605,721
AgoraCapital Auto Securities Trust, Series 2025-1A, Class B, 7.27%, 11/25/2032(d)	2,000,000	2,020,815
American Heritage Auto Receivables Trust, Series 2024-1A, Class D, 6.34%, 01/18/2033(d)	750,000	771,340
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 09/17/2029(d)	500,000	502,503
Avis Budget Car Rental LLC, Series 2023-4A, Class D, 7.31%, 06/20/2029(d)	5,000,000	5,141,509
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class E, 10.37%, 07/15/2030(d)	10,000,000	10,958,718
CAL Receivables LLC, Series 2022-1, Class B, 8.06% (30 day avg SOFR US + 4.35%), 10/15/2026(d)	1,182,012	1,184,934
CarNow Auto Receivables Trust, Series 2022-1A, Class D, 5.79%, 09/15/2027(d)	1,724,876	1,619,395
Carvana Auto Receivables Trust
Series 2021-N1, Class F, 4.55%, 01/10/2028(d)	590,747	588,974
Series 2021-N4, Class E, 4.53%, 09/11/2028(d)	16,826,034	16,404,468
Series 2023-N2, Class E, 9.94%, 04/10/2030(d)	6,500,000	6,827,920
Series 2023-N3, Class E, 9.49%, 09/10/2030(d)	4,000,000	4,248,481
Corporate One Auto Receivables Trust, Series 2026-1A, Class D, 5.48%, 07/15/2034(d)	750,000	749,679
CPS Auto Trust
Series 2022-D, Class E, 12.12%, 06/17/2030(d)	4,100,000	4,474,521
Series 2023-D, Class E, 10.13%, 05/15/2031(d)	6,120,000	6,687,160
Series 2024-A, Class E, 8.42%, 08/15/2031(d)	1,000,000	1,052,352
Series 2024-B, Class E, 8.36%, 11/17/2031(d)	6,000,000	6,362,791
Series 2024-C, Class E, 8.04%, 03/15/2032(d)	4,000,000	4,207,221
Series 2024-D, Class E, 7.13%, 06/15/2032(d)	2,000,000	2,055,137
Series 2025-A, Class E, 7.65%, 08/16/2032(d)	1,800,000	1,863,195
Series 2025-B, Class E, 7.95%, 03/15/2033(d)	2,226,000	2,325,822
Series 2025-C, Class E, 6.59%, 02/15/2033(d)	4,000,000	3,995,209
Series 2025-D, Class E, 7.69%, 05/16/2033(d)	2,000,000	2,068,940
Exeter Automobile Receivables Trust
Series 2022-1A, Class E, 5.02%, 10/15/2029(d)	8,500,000	8,459,598
Series 2022-2A, Class E, 6.34%, 10/15/2029(d)	9,300,000	9,089,044
Series 2022-5A, Class E, 10.45%, 04/15/2030(d)	9,436,000	10,021,687
Series 2022-6A, Class E, 11.61%, 06/17/2030(d)	5,500,000	5,835,603
Series 2023-3A, Class E, 9.98%, 01/15/2031(d)	3,028,000	3,279,949
Series 2024-1A, Class E, 7.89%, 08/15/2031(d)	2,375,000	2,488,113
Series 2024-2A, Class E, 7.98%, 10/15/2031(d)	4,096,000	4,328,367
Series 2024-3A, Class E, 7.84%, 10/15/2031(d)	11,784,000	12,442,021
Series 2024-5A, Class E, 7.22%, 05/17/2032(d)	3,000,000	3,103,038

See accompanying notes which are an integral part of these financial statements.

17

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
FHF Trust
Series 2023-2A, Class D, 9.31%, 10/15/2030(d)	$688,000	$709,561
Series 2024-2A, Class D, 7.15%, 09/15/2031(d)	1,128,000	1,113,870
Series 2024-3A, Class D, 6.01%, 12/15/2031(d)	1,717,000	1,631,867
Series 2025-1A, Class D, 5.95%, 06/15/2032(d)	600,000	572,675
Flagship Credit Auto Trust
Series 2021-4, Class E, 4.03%, 03/15/2029(d)	4,000,000	3,312,736
Series 2022-1, Class E, 5.37%, 06/15/2029(d)	1,000,000	739,831
Series 2024-1, Class E, 8.60%, 05/15/2031(d)	1,150,000	1,092,322
GLS Auto Receivables Trust
Series 2023-1A, Class E, 11.42%, 03/15/2030(d)	7,870,000	8,539,477
Series 2023-2A, Class E, 9.37%, 01/15/2030(d)	3,000,000	3,195,691
Series 2023-3A, Class E, 9.27%, 08/15/2030(d)	2,500,000	2,666,019
Series 2023-4A, Class E, 9.72%, 08/15/2030(d)	5,270,000	5,684,311
Series 2024-3A, Class E, 7.25%, 06/16/2031(d)	1,000,000	1,030,774
Series 2024-4A, Class E, 7.51%, 08/15/2031(d)	1,500,000	1,559,872
Series 2025-1A, Class E, 7.19%, 03/15/2032(d)	1,000,000	1,045,735
Hertz Corp.
Series 2022-2A, Class D, 5.16%, 06/26/2028(d)	4,000,000	3,954,594
Series 2023-4A, Class C, 7.51%, 03/25/2030(d)	800,000	846,200
JPMorgan Chase Bank NA, Series 2021-2, Class G, 8.48%, 12/26/2028(d)	22,432	22,482
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 04/15/2031(d)	6,682,000	6,261,095
Research-Driven Pagaya Motor Asset Trust
Series 2025-3A, Class E, 11.09%, 02/27/2034(d)	1,000,000	1,002,487
Series 2025-6A, Class E, 10.53%, 08/25/2034(d)	500,000	499,153
Santander Holdings USA, Inc., Series 2024-A, Class F, 10.17%, 06/15/2032(d)	932,063	961,618
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026(d)	832,966	836,768
Upgrade Auto Receivables Trust, Series 2025-1A, Class C, 5.55%, 04/15/2032(d)	2,744,000	2,774,231
US Auto Funding Trust
Series 2022-1A, Class B, 5.13%, 12/15/2026(d)	1,208,406	403,065
Series 2022-1A, Class D, 9.14%, 07/15/2027(d)	2,053,000	20
Veros Automobile Receivables Trust, Series 2025-1, Class D, 8.79%, 05/17/2032(d)	1,500,000	1,556,341
		197,777,035
Consumer — 5.0%
ACHD Trust, Series 2025-DS1, Class C, 11.33%, 01/09/2034(d)	3,650,000	3,677,298
ACHV ABS Trust, Series 2024-3AL, Class E, 7.00%, 12/26/2031(d)	1,445,673	1,445,801
Affirm, Inc.
Series 2024-A, Class 1E, 9.17%, 02/15/2029(d)	6,440,000	6,460,177
Series 2024-A, Class E, 9.17%, 02/15/2029(d)	3,350,000	3,360,496
Series 2024-X1, Class CERT, 0.00%, 05/15/2029(d)	10,885	62,429

See accompanying notes which are an integral part of these financial statements.

18

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Series 2024-X2, Class CERT, 0.00%, 12/17/2029(d)	$9,712	$175,038
Series 2025-X2, Class CERT, 0.00%, 10/15/2030(b)(d)	6,050	615,927
Aqua Finance Trust
Series 2019-A, Class D, 6.07%, 07/16/2040(d)	1,581,382	1,572,323
Series 2021-A, Class C, 3.14%, 07/17/2046(d)	2,165,328	2,012,742
Bankers Healthcare Group, Inc., Series 2022-C, Class E, 9.73%, 10/17/2035(d)	2,517,000	2,710,122
Foundation Finance Trust, Series 2025-2A, Class E, 8.35%, 04/15/2052(d)	1,000,000	1,016,675
Goldman Home Improvement Trust
Series 2021-GRN2, Class C, 2.77%, 06/25/2051(d)	5,293,944	5,097,801
Series 2021-GRN2, Class D, 4.00%, 06/25/2051(d)	1,438,763	1,397,876
Lendingpoint Asset Securitization Trust
Series 2021-B, Class C, 3.21%, 02/15/2029(d)	57,535	57,259
Series 2022-A, Class E, 7.02%, 06/15/2029(d)	3,320,000	33
LendingPoint Pass-Through Trust, Series 2022-ST3, Class CERT, 0.00%, 05/15/2028(d)	1,576,000	189,088
Marlette Funding Trust
Series 2022-3A, Class D, 7.80%, 11/15/2032(d)	3,356,911	3,398,740
Series 2023-1A, Class D, 8.15%, 04/15/2033(d)	12,000,000	12,199,303
Series 2023-2A, Class D, 7.92%, 06/15/2033(d)	22,640,000	23,132,880
Series 2024-1A, Class D, 6.93%, 07/17/2034(d)	500,000	513,269
Series 2025-1A, Class D, 6.02%, 07/16/2035(d)	1,500,000	1,515,220
Momnt Technologies Trust
Series 2023-1A, Class B, 8.29%, 03/20/2045(d)	400,000	415,332
Series 2023-1A, Class C, 11.24%, 03/20/2045(d)	900,000	518,348
NetCredit Funding LLC, Series 2025-A, Class A, 7.29%, 10/20/2031(d)	1,566,649	1,588,571
Oportun Financial Corp.
Series 2021-C, Class D, 5.57%, 10/08/2031(d)	649,474	643,970
Series 2024-3, Class D, 9.60%, 08/15/2029(d)	4,300,000	4,353,698
Series 2025-B, Class E, 9.40%, 05/09/2033(d)	2,000,000	2,018,907
Series 2025-C, Class E, 9.20%, 07/08/2033(d)	1,000,000	998,652
Series 2025-D, Class D, 6.97%, 02/08/2033(d)	500,000	499,518
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027(d)	487,461	484,723
Series 2021-3, Class C, 3.27%, 05/15/2029(d)	417,400	412,564
Series 2021-5, Class C, 3.93%, 08/15/2029(d)	476,634	472,289
Series 2022-2, Class C, 7.50%, 01/15/2030(d)	2,459,516	2,466,143
Series 2024-10, Class F, 12.00%, 06/15/2032(d)	1,996,972	1,885,915
Series 2024-11, Class F, 12.00%, 07/15/2032(d)	1,749,799	1,632,303
Series 2024-6, Class D, 11.35%, 11/15/2031(d)	256,042	260,000
Series 2024-7, Class D, 10.90%, 12/15/2031(d)	1,247,915	1,280,615
Series 2025-1, Class F, 12.00%, 07/15/2032(d)	1,243,102	1,215,999
Series 2025-2, Class F, 12.00%, 10/15/2032(d)	999,895	960,166
Series 2025-5, Class F, 12.00%, 03/15/2033(d)	999,961	948,859
Series 2025-6, Class E, 8.48%, 04/15/2033(d)	6,800,000	6,819,887

See accompanying notes which are an integral part of these financial statements.

19

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Series 2025-6, Class F2, 12.00%, 04/15/2033(d)	$1,000,000	$971,447
Series 2025-7, Class E, 8.89%, 05/15/2033(d)	1,000,000	1,003,028
Series 2025-8, Class E, 9.57%, 07/15/2033(d)	3,250,000	3,269,302
Powerpay Securitization Funding LLC, Series 2024-1A, Class B, 8.46%, 02/18/2039(d)	500,000	521,430
Prosper Marketplace Issuance Trust, Series 2024-1A, Class D, 10.98%, 08/15/2029(d)	2,000,000	2,046,954
Purchasing Power Funding
Series 2024-A, Class D, 7.26%, 08/15/2028(d)	1,780,000	1,782,966
Series 2024-A, Class E, 10.18%, 08/15/2028(d)	400,000	401,562
RCKT Mortgage Trust, Series 2025-2A, Class E, 7.83%, 11/27/2034(d)	2,261,000	2,325,856
Republic Finance Issuance Trust
Series 2024-A, Class C, 7.28%, 08/20/2032(d)	600,000	617,880
Series 2024-A, Class D, 9.49%, 08/20/2032(d)	500,000	514,801
Sunbit Asset Securitization Trust
Series 2025-1, Class C, 6.12%, 07/15/2030(d)	1,000,000	1,003,737
Series 2025-1, Class D, 7.92%, 07/15/2030(d)	750,000	760,461
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028(d)	2,693,218	2,697,438
Upgrade Master Pass-Thru Trust, Series 2021-PT2, Class A, 26.60%, 05/15/2027(a)(d)	105,442	95,792
Upgrade Receivables Trust, Series 2024-1A, Class D, 8.90%, 02/18/2031(d)	1,000,000	1,028,862
Upstart Pass-Through Trust, Series 2021-ST5, Class CERT, 0.00%, 07/20/2027(d)	4,250,000	251,187
Upstart Pass-Through Trust Series
Series 2020-ST4, Class CERT, 0.00%, 11/20/2026(d)	8,452,371	20,040
Series 2021-ST3, Class CERT, 0.00%, 05/20/2027(d)	11,400,000	301,396
Series 2021-ST4, Class CERT, 0.00%, 07/20/2027(d)	1,475,000	71,831
Series 2021-ST6, Class CERT, 0.00%, 08/20/2027(d)	9,416,000	672,712
Series 2021-ST7, Class CERT, 0.00%, 09/20/2029(d)	1,500,000	116,089
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029(d)	2,370,000	234,401
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029(d)	1,629,000	227,155
Series 2022-ST1, Class CERT, 0.00%, 03/20/2030(d)	2,400,000	486,883
Series 2022-ST2, Class CERT, 0.00%, 04/20/2030(d)	1,500,000	328,586
Upstart Securitization Trust
Series 2019-1, Class CERT, 0.00%, 04/20/2026(d)	20,143	267,426
Series 2019-3, Class CERT, 0.00%, 01/21/2030(b)(d)	25,442	644
Series 2022-1, Class C, 5.71%, 03/20/2032(d)	5,661,745	3,058,325
Series 2022-2, Class C, 8.43%, 05/20/2032(d)	2,063,127	1,731,432
Series 2022-4, Class R, 0.00%, 08/20/2032(d)	17,500	986,344
Series 2023-1, Class C, 11.10%, 02/20/2033(d)	2,015,715	2,053,789
Series 2023-2, Class C, 11.87%, 06/20/2033(d)	2,000,000	2,121,883
Series 2025-4, Class D, 7.67%, 11/20/2035(d)	1,000,000	1,011,583
		133,470,178

See accompanying notes which are an integral part of these financial statements.

20

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Credit Card — 0.0%(j)
Avant Credit Card Master Trust, Series 2024-1A, Class C, 6.23%, 04/15/2030(d)	$500,000	$501,460
Equipment — 0.6%
Octane Receivables Trust
Series 2023-1A, Class E, 9.25%, 08/20/2030(d)	6,038,000	6,333,040
Series 2024-2A, Class E, 9.04%, 07/20/2032(d)	3,000,000	3,220,066
Series 2024-RPT1, Class R2, 8.71%, 02/22/2030	3,243,000	3,297,758
Series 2024-RVM1, Class E, 8.42%, 01/22/2046(d)	3,288,000	3,489,460
Red Oak Funding Master Trust, Series 2025-1A, Class A, 5.70% (30 day avg SOFR US + 2.00%), 12/20/2030(d)	500,000	501,445
		16,841,769
Property Assessed Clean Energy — 0.1%
Goodgreen Trust, Series 2017-2A, Class A, 3.26%, 10/15/2053(d)	2,673,887	2,444,866
Solar — 0.1%
GoodLeap Sustainable Home Solutions Trust
Series 2021-3CS, Class A, 2.10%, 05/20/2048(d)	921,894	736,672
Series 2023-2GS, Class B, 7.80%, 05/20/2055(d)	900,000	471,979
Mosaic Solar Loans LLC, Series 2021-2A, Class B, 2.09%, 04/22/2047(d)	723,638	564,844
		1,773,495
Structured Settlement — 0.0%(j)
Stone Street Receivables Funding, Series 2015-1A, Class C, 5.60%, 12/15/2054(d)	454,787	411,243
Whole Business — 0.1%
FAT Brands, Inc., Series 2021-1, Class A2, 7.00%, 07/25/2051(d)	1,929,600	1,391,526
TOTAL ASSET-BACKED SECURITIES (Cost $385,015,216)		354,611,572
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 9.2%
Federal Home Loan Mortgage Corp.
Pool QJ0225, 6.00%, 07/01/2054	10,167,022	10,466,807
Pool QJ5663, 5.00%, 10/01/2054	12,498,976	12,522,336
Pool QJ6122, 5.00%, 10/01/2054	2,825,747	2,825,730
Pool RA3515, 2.50%, 09/01/2050	12,363,674	10,626,404
Pool RA4179, 2.50%, 12/01/2050	2,415,569	2,058,234
Pool SD1581, 2.50%, 09/01/2052	5,625,729	4,803,590
Pool SD3636, 6.00%, 08/01/2053	1,260,113	1,297,662
Pool SD5781, 6.00%, 07/01/2054	6,588,743	6,787,136
Pool SD6195, 5.00%, 10/01/2053	7,747,656	7,786,348
Pool SD8134, 2.00%, 03/01/2051	12,087,712	9,839,132
Pool SD8150, 2.00%, 06/01/2051	5,829,057	4,771,136
Pool SD8322, 4.50%, 05/01/2053	333,134	326,430

See accompanying notes which are an integral part of these financial statements.

21

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Pool SL0817, 6.00%, 04/01/2055	$3,740,878	$3,889,290
Pool SL1634, 2.50%, 07/01/2052	8,551,172	7,301,512
Federal National Mortgage Association
Pool BY0126, 5.50%, 04/01/2053	2,432,837	2,477,202
Pool CA7278, 2.50%, 10/01/2050	6,467,470	5,515,485
Pool CB2795, 3.00%, 02/01/2052	3,677,068	3,272,425
Pool CB3349, 2.50%, 04/01/2052	3,166,528	2,705,853
Pool CB3770, 3.50%, 06/01/2052	7,309,350	6,772,023
Pool CB4289, 4.50%, 08/01/2052	2,818,846	2,771,810
Pool CB8004, 6.00%, 02/01/2054	3,749,811	3,849,830
Pool CB8710, 6.00%, 06/01/2054	3,234,784	3,327,131
Pool CB9060, 5.50%, 08/01/2054	8,674,946	8,808,740
Pool CB9655, 5.00%, 12/01/2054	11,558,796	11,573,175
Pool DB3770, 5.50%, 05/01/2054	3,896,249	3,953,906
Pool DB6624, 5.50%, 06/01/2054	1,109,016	1,141,046
Pool DC3426, 5.00%, 09/01/2054	2,780,329	2,785,525
Pool DC4050, 5.00%, 10/01/2054	19,633,240	19,639,248
Pool DC5739, 5.50%, 11/01/2054	2,619,985	2,662,850
Pool FA1728, 6.00%, 10/01/2053	11,031,830	11,319,187
Pool FP0069, 2.50%, 01/01/2052	12,150,166	10,378,344
Pool FS6925, 2.50%, 12/01/2051	2,199,588	1,872,117
Pool FS8458, 5.50%, 11/01/2053	3,957,180	4,020,684
Pool MA4562, 2.00%, 03/01/2052	8,018,577	6,530,162
Pool MA4579, 3.00%, 04/01/2052	19,946,224	17,735,644
Pool MA4624, 3.00%, 06/01/2052	16,215,648	14,432,231
Pool MA5320, 4.00%, 03/01/2054	8,907,663	8,521,720
Government National Mortgage Association, Pool MA9166, 3.00%, 09/20/2053	3,127,305	2,836,422
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $242,050,902)		244,204,507
CORPORATE OBLIGATIONS — 9.1%
Basic Materials — 0.8%
Capstone Copper Corp., 6.75%, 03/31/2033(d)	1,900,000	1,969,926
Celanese US Holdings LLC, 7.38%, 02/15/2034	1,040,000	1,058,966
Century Aluminum Co., 6.88%, 08/01/2032(d)	1,030,000	1,067,921
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034(d)	2,050,000	2,148,435
Consolidated Energy Finance SA
6.50%, 05/15/2026(d)	1,010,000	1,000,642
12.00%, 02/15/2031(d)	1,750,000	1,472,013
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(d)	1,050,000	1,050,830
First Quantum Minerals Ltd., 7.25%, 02/15/2034(d)	3,020,000	3,175,026
Magnera Corp., 4.75%, 11/15/2029(d)	1,800,000	1,627,883
Mercer International, Inc., 5.13%, 02/01/2029	1,400,000	866,297

See accompanying notes which are an integral part of these financial statements.

22

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Basic Materials — (Continued)
Methanex US Operations, Inc., 6.25%, 03/15/2032(d)	$2,090,000	$2,156,516
Novelis Corp., 4.75%, 01/30/2030(d)	550,000	533,390
Olin Corp., 6.63%, 04/01/2033(d)	1,070,000	1,049,846
Taseko Mines Ltd., 8.25%, 05/01/2030(d)	1,970,000	2,093,503
		21,271,194
Communications — 0.4%
Cars.com, Inc., 6.38%, 11/01/2028(d)	2,100,000	2,102,405
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 07/01/2032(d)	1,710,000	1,572,368
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031(d)	2,120,000	2,185,485
Gen Digital, Inc., 6.25%, 04/01/2033(d)	1,030,000	1,036,071
Gray Media, Inc., 5.38%, 11/15/2031(d)	2,930,000	2,179,118
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030(d)	1,100,000	1,074,699
Univision Communications, Inc., 4.50%, 05/01/2029(d)	1,100,000	1,051,308
		11,201,454
Consumer, Cyclical — 1.0%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(d)	1,020,000	1,059,760
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(d)	2,060,000	2,120,291
Caesars Entertainment, Inc., 4.63%, 10/15/2029(d)	2,230,000	2,142,656
Carnival Corp., 6.13%, 02/15/2033(d)	600,000	617,507
Champ Acquisition Corp., 8.38%, 12/01/2031(d)	1,870,000	1,998,495
Cinemark USA, Inc., 7.00%, 08/01/2032(d)	2,010,000	2,081,156
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/2032(d)	2,040,000	2,112,757
FirstCash, Inc., 4.63%, 09/01/2028(d)	1,500,000	1,489,891
Goodyear Tire & Rubber Co., 6.63%, 07/15/2030	1,590,000	1,629,457
K Hovnanian Enterprises, Inc., 8.38%, 10/01/2033(d)	1,020,000	1,043,215
Lithia Motors, Inc., 3.88%, 06/01/2029(d)	1,300,000	1,258,277
NCL Corp. Ltd., 6.25%, 09/15/2033(d)	1,060,000	1,066,355
New Flyer Holdings, Inc., 9.25%, 07/01/2030(d)	980,000	1,056,510
Newell Brands, Inc., 8.50%, 06/01/2028(d)	1,010,000	1,059,647
Phinia, Inc.
6.75%, 04/15/2029(d)	400,000	413,991
6.63%, 10/15/2032(d)	600,000	625,061
Resideo Funding, Inc., 6.50%, 07/15/2032(d)	1,020,000	1,037,351
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032	900,000	933,565
Viking Cruises Ltd., 5.88%, 10/15/2033(d)	2,100,000	2,129,949
		25,875,891
Consumer, Non-Cyclical — 1.2%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(d)	2,700,000	2,670,421
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(d)	1,020,000	1,075,303
B&G Foods, Inc., 8.00%, 09/15/2028(d)	390,000	368,552
Belron UK Finance PLC, 5.75%, 10/15/2029(d)	600,000	611,743
Concentra Health Services, Inc., 6.88%, 07/15/2032(d)	950,000	995,842

See accompanying notes which are an integral part of these financial statements.

23

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Non-Cyclical — (Continued)
DaVita, Inc., 6.88%, 09/01/2032(d)	$1,520,000	$1,566,675
Dcli Bidco LLC, 7.75%, 11/15/2029(d)	600,000	610,969
EquipmentShare.com, Inc., 8.63%, 05/15/2032(d)	1,500,000	1,605,415
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(d)	1,460,000	1,480,576
Hertz Corp., 12.63%, 07/15/2029(d)	1,050,000	1,057,690
Medline Borrower LP, 5.25%, 10/01/2029(d)	1,580,000	1,583,741
Molina Healthcare, Inc., 6.25%, 01/15/2033(d)	1,040,000	1,048,044
NESCO Holdings, Inc., 5.50%, 04/15/2029(d)	300,000	295,805
Performance Food Group, Inc., 4.25%, 08/01/2029(d)	900,000	881,885
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	2,090,000	2,057,390
Post Holdings, Inc., 6.38%, 03/01/2033(d)	2,090,000	2,107,792
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(d)	1,900,000	1,906,470
Simmons Foods, Inc., 4.63%, 03/01/2029(d)	2,190,000	2,112,148
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030(d)	1,010,000	1,056,093
TreeHouse Foods, Inc., 4.00%, 09/01/2028	600,000	598,843
Upbound Group, Inc., 6.38%, 02/15/2029(d)	2,100,000	2,083,151
US Foods, Inc., 7.25%, 01/15/2032(d)	200,000	210,092
VT Topco, Inc., 8.50%, 08/15/2030(d)	2,040,000	2,091,857
Williams Scotsman, Inc., 6.63%, 04/15/2030(d)	1,000,000	1,036,786
		31,113,283
Diversified — 0.1%
Stena International SA, 7.25%, 01/15/2031(d)	1,925,000	1,979,232
Energy — 1.1%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029(d)	1,490,000	1,574,272
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032(d)	1,200,000	1,247,288
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(d)	1,530,000	1,586,911
Bristow Group, Inc., 6.75%, 02/01/2033(d)	250,000	253,047
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 07/15/2028(d)	500,000	515,465
Comstock Resources, Inc., 5.88%, 01/15/2030(d)	1,960,000	1,913,564
CVR Energy, Inc., 7.88%, 02/15/2034(d)	2,215,000	2,199,801
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	2,030,000	2,119,588
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(d)	1,010,000	1,042,862
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(d)	950,000	1,000,810
Kinetik Holdings LP, 5.88%, 06/15/2030(d)	600,000	607,534
Kodiak Gas Services LLC, 6.50%, 10/01/2033(d)	1,030,000	1,055,496
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(d)	800,000	778,502
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	1,000,000	999,304
SunCoke Energy, Inc., 4.88%, 06/30/2029(d)	2,550,000	2,406,976
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual(d)	1,020,000	1,051,253

See accompanying notes which are an integral part of these financial statements.

24

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Energy — (Continued)
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(d)	$1,880,000	$1,908,952
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029(d)	630,000	652,670
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(d)	3,880,000	3,415,732
8.38%, 06/01/2031(d)	950,000	972,292
Western Midstream Operating LP, 7.25%, 04/01/2030(d)	450,000	479,105
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(d)	990,000	1,006,123
		28,787,547
Financial — 3.1%
A10 Capital LLC, 5.88%, 08/17/2026(d)	1,000,000	989,946
Asurion LLC and Asurion Co.-Issuer, Inc., 8.00%, 12/31/2032(d)	250,000	261,364
BankGuam Holding Co., 4.75% to 07/01/2026 then 3 mo. Term SOFR + 4.13%, 07/01/2031(d)	2,000,000	1,953,431
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(d)	940,000	1,008,183
Brookline Bancorp, Inc., 7.30% (3 mo. Term SOFR + 3.58%), 09/15/2029	1,000,000	1,003,763
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(d)	1,620,000	1,566,031
Clear Street Holdings LLC, 5.88%, 05/15/2026(d)	2,000,000	1,992,640
Credit Acceptance Corp., 6.63%, 03/15/2030(d)	1,600,000	1,604,570
Customers Bank, 7.39% (3 mo. Term SOFR + 3.70%), 06/26/2029(d)	1,000,000	1,002,839
Encore Capital Group, Inc., 6.63%, 04/15/2031(d)	1,040,000	1,049,823
EZCORP, Inc., 7.38%, 04/01/2032(d)	1,480,000	1,580,304
Fidelity Financial Corp., 5.00% to 04/30/2027 then 3 mo. Term SOFR + 2.47%, 04/30/2032(d)	3,000,000	2,844,478
First Bancshares, Inc., 6.40% to 05/01/2028 then 3 mo. Term SOFR + 3.65%, 05/01/2033	1,000,000	1,018,973
First Foundation, Inc., 3.50% to 02/01/2027 then SOFR + 2.04%, 02/01/2032	1,000,000	923,520
First Northwest Bancorp, 3.75% to 03/30/2026 then 3 mo. Term SOFR + 3.00%, 03/30/2031	1,500,000	1,206,826
Flushing Financial Corp., 3.13% to 12/01/2026 then 3 mo. Term SOFR + 2.04%, 12/01/2031	3,000,000	2,674,622
Freedom Mortgage Holdings LLC, 7.88%, 04/01/2033(d)	4,040,000	4,123,373
FS Bancorp, Inc., 3.75% to 02/15/2026 then 3 mo. Term SOFR + 3.37%, 02/15/2031	1,000,000	994,610
Georgia Banking Co., Inc., 4.13% to 06/15/2026 then 3 mo. Term SOFR + 3.40%, 06/15/2031(d)	4,000,000	3,895,525
GGAM Finance Ltd., 5.88%, 03/15/2030(d)	1,560,000	1,587,768
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(d)	2,880,000	2,984,777
goeasy Ltd., 6.88%, 02/15/2031(d)	2,250,000	2,116,785
Jacksonville Bancorp, Inc. Statutory Trust, 7.73% (3 mo. Term SOFR + 4.01%), 09/15/2038(d)	1,200,000	1,192,008
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033(d)	2,010,000	2,091,623
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031(d)	1,060,000	1,051,271

See accompanying notes which are an integral part of these financial statements.

25

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030(d)	$1,520,000	$1,602,598
LD Holdings Group LLC, 6.13%, 04/01/2028(d)	500,000	474,210
Mechanics Bancorp, 6.50%, 06/01/2026	750,000	742,687
Millrose Properties, Inc., 6.38%, 08/01/2030(d)	1,040,000	1,062,220
Narragansett Financial Corp., 3.88% to 05/15/2026 then 3 mo. Term SOFR + 3.19%, 05/15/2031(d)	2,000,000	1,971,511
NexBank Capital, Inc., 6.00%, 07/15/2032(d)	1,000,000	953,415
OneMain Finance Corp., 7.13%, 11/15/2031	2,060,000	2,136,113
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(d)	1,910,000	1,968,343
PennyMac Financial Services, Inc.
4.25%, 02/15/2029(d)	900,000	866,609
5.75%, 09/15/2031(d)	800,000	790,756
PHH Corp., 9.88%, 11/01/2029(d)	1,450,000	1,484,771
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(d)	2,810,000	2,947,142
PRA Group, Inc., 5.00%, 10/01/2029(d)	1,600,000	1,467,104
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029(d)	1,490,000	1,564,001
ReadyCap Holdings LLC, 9.38%, 03/01/2028(d)	3,000,000	3,003,501
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(d)	510,000	527,835
Rocket Cos., Inc., 7.13%, 02/01/2032(d)	1,990,000	2,080,718
South Street Securities Funding LLC, 6.25%, 12/30/2026(d)	1,000,000	1,000,665
Starwood Property Trust, Inc., 5.75%, 01/15/2031(d)	1,050,000	1,064,509
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030(d)	510,000	530,112
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(d)	1,930,000	1,992,704
Texas State Bankshares, Inc., 7.53% (3 mo. Term SOFR + 3.81%), 06/15/2029(d)	2,000,000	2,000,668
Trinitas Capital Management LLC, 6.00%, 07/30/2026(d)	4,000,000	3,975,000
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029(d)	1,660,000	1,615,986
UWM Holdings LLC, 6.25%, 03/15/2031(d)	1,560,000	1,551,120
Walker & Dunlop, Inc., 6.63%, 04/01/2033(d)	1,020,000	1,046,176
		83,139,527
Industrial — 1.1%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(d)	600,000	613,817
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033(d)	1,430,000	1,504,739
Axon Enterprise, Inc., 6.25%, 03/15/2033(d)	1,200,000	1,244,106
Beacon Mobility Corp., 7.25%, 08/01/2030(d)	1,500,000	1,571,250
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(d)	1,000,000	1,007,210
Builders FirstSource, Inc., 6.75%, 05/15/2035(d)	2,010,000	2,114,277
Clearwater Paper Corp., 4.75%, 08/15/2028(d)	1,400,000	1,324,805
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(d)	1,000,000	1,008,494
Coherent Corp., 5.00%, 12/15/2029(d)	1,900,000	1,893,501
Enerflex, Inc., 6.88%, 01/15/2031(d)	1,030,000	1,065,232
FTAI Aviation Investors LLC, 5.88%, 04/15/2033(d)	1,200,000	1,217,458
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(d)	520,000	535,974

See accompanying notes which are an integral part of these financial statements.

26

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Industrial — (Continued)
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(d)	$2,150,000	$2,116,543
Knife River Corp., 7.75%, 05/01/2031(d)	600,000	626,940
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(d)	2,060,000	2,099,126
Quikrete Holdings, Inc., 6.75%, 03/01/2033(d)	1,010,000	1,049,817
Reworld Holding Corp., 4.88%, 12/01/2029(d)	1,110,000	1,075,480
Seaspan Corp., 5.50%, 08/01/2029(d)	1,100,000	1,047,164
Sensata Technologies, Inc., 3.75%, 02/15/2031(d)	1,000,000	938,795
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(d)	1,990,000	2,122,703
Standard Building Solutions, Inc., 6.50%, 08/15/2032(d)	1,200,000	1,238,174
Trivium Packaging Finance BV, 12.25%, 01/15/2031(d)	980,000	1,073,123
XPO, Inc., 7.13%, 06/01/2031(d)	250,000	259,759
		28,748,487
Technology — 0.1%
Amkor Technology, Inc., 5.88%, 10/01/2033(d)	1,040,000	1,061,168
CACI International, Inc., 6.38%, 06/15/2033(d)	700,000	727,151
Zebra Technologies Corp., 6.50%, 06/01/2032(d)	1,010,000	1,041,023
		2,829,342
Utilities — 0.2%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(d)	1,050,000	1,066,465
NRG Energy, Inc., 6.25%, 11/01/2034(d)	2,060,000	2,115,832
Vistra Operations Co. LLC
7.75%, 10/15/2031(d)	100,000	105,859
6.88%, 04/15/2032(d)	1,200,000	1,261,500
VoltaGrid LLC, 7.38%, 11/01/2030(d)	1,040,000	1,053,912
		5,603,568
TOTAL CORPORATE OBLIGATIONS (Cost $238,411,034)		240,549,525
COLLATERALIZED LOAN OBLIGATIONS — 7.9%
Allegro CLO Ltd., Series 2021-1A, Class D1R, 6.82% (3 mo. Term SOFR + 3.15%), 07/20/2038(d)	8,500,000	8,607,627
AMMC CLO Ltd., Series 2020-23A, Class D1R3, 6.87% (3 mo. Term SOFR + 3.20%), 07/17/2038(d)	6,000,000	6,037,524
Anchorage Capital CLO Ltd.
Series 2023-26A, Class D1R, 7.07% (3 mo. Term SOFR + 3.40%), 03/19/2038(d)	3,250,000	3,288,425
Series 2023-26A, Class D2R, 8.42% (3 mo. Term SOFR + 4.75%), 03/19/2038(d)	2,000,000	2,020,814
Anthelion CLO Ltd.
Series 2025-1A, Class D1, 7.32% (3 mo. Term SOFR + 3.65%), 07/20/2036(d)	4,500,000	4,533,835
Series 2025-2A, Class D1, 0.00% (3 mo. Term SOFR + 3.20%), 04/20/2039(d)	7,000,000	7,000,000
Ares CLO Ltd.
Series 2020-58A, Class D2R2, 8.07% (3 mo. Term SOFR + 4.40%), 04/15/2038(d)	3,000,000	3,024,024

See accompanying notes which are an integral part of these financial statements.

27

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Series 2021-ALFA, Class C, 5.93% (3 mo. Term SOFR + 2.26%), 10/15/2034(d)	$1,160,000	$1,162,543
Ballyrock CLO Ltd., Series 2022-21A, Class C1R, 6.82% (3 mo. Term SOFR + 3.15%), 10/20/2037(d)	1,220,000	1,227,675
Barings Middle Market CLO Ltd.
Series 2018-II, Class COM, 0.00%, 01/15/2031(a)	428,329	12,850
Series 2023-IA, Class A1, 6.12% (3 mo. Term SOFR + 2.45%), 01/20/2036(d)	5,986,247	6,001,315
Battalion CLO Ltd., Series 2025-29A, Class D1, 6.97% (3 mo. Term SOFR + 3.30%), 03/31/2038(d)	5,000,000	5,073,175
Black Diamond CLO Ltd.
Series 2022-1A, Class E, 11.17% (3 mo. Term SOFR + 7.50%), 10/25/2035(d)	2,500,000	2,507,863
Series 2025-2A, Class D1, 7.47% (3 mo. Term SOFR + 3.55%), 10/15/2038(d)	6,000,000	6,051,180
Blackrock CLO Ltd.
Series 2025-1A, Class C, 6.42% (3 mo. Term SOFR + 2.75%), 07/15/2037(d)	4,000,000	4,055,652
Series 5A, Class CR, 6.87% (3 mo. Term SOFR + 3.15%), 06/15/2034(d)	5,000,000	5,041,660
Canyon CLO Ltd., Series 2025-3A, Class D2, 6.96% (3 mo. Term SOFR + 3.25%), 01/15/2039(d)	5,000,000	5,031,255
Capital Four US CLO Ltd., Series 2022-1A, Class BR, 6.32% (3 mo. Term SOFR + 2.65%), 01/20/2037(c)(d)	8,500,000	8,540,766
Cerberus Loan Funding LP, Series 2024-2A, Class D, 8.62% (3 mo. Term SOFR + 4.95%), 07/15/2036(d)	3,660,000	3,688,654
CQS US CLO Ltd., Series 2025-5A, Class D1, 6.96% (3 mo. Term SOFR + 3.15%), 01/17/2039(d)	2,000,000	2,011,440
Crown City CLO Ltd., Series 2020-1A, Class D1RR, 6.67% (3 mo. Term SOFR + 3.00%), 07/20/2038(d)	2,625,000	2,647,475
Elmwood CLO Ltd., Series 2021-3A, Class DR2, 6.72% (3 mo. Term SOFR + 3.05%), 07/20/2038(d)	6,000,000	6,066,060
Franklin Park Place CLO LLC, Series 2025-1A, Class D1, 6.77% (3 mo. Term SOFR + 3.10%), 07/15/2038(d)	5,000,000	5,059,205
Gallatin CLO Ltd.
Series 2023-1A, Class D1R, 9.32% (3 mo. Term SOFR + 3.60%), 10/14/2036(c)(d)	6,000,000	6,047,700
Series 2024-1A, Class D1, 7.67% (3 mo. Term SOFR + 4.00%), 10/20/2037(d)	3,000,000	3,026,166
Greenacre Park CLO LLC, Series 2021-2A, Class D2R, 8.17% (3 mo. Term SOFR + 4.50%), 07/20/2038(d)	3,000,000	3,031,197
JP Morgan Mortgage Trust, Series 2018-11A, Class A2, 5.63% (3 mo. Term SOFR + 1.96%), 07/14/2031(d)	1,200,000	1,202,664
KKR CLO Trust, Series 32A, Class CR, 6.17% (3 mo. Term SOFR + 2.50%), 04/15/2037(d)	1,300,000	1,303,827
Kohlberg & Co. LLC, Series 2025-1A, Class A, 5.42% (3 mo. Term SOFR + 1.75%), 07/15/2037(d)	5,000,000	5,030,975

See accompanying notes which are an integral part of these financial statements.

28

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Man GLG US CLO Ltd.
Series 2023-1A, Class C, 7.67% (3 mo. Term SOFR + 4.00%), 07/20/2035(d)	$2,000,000	$2,014,576
Series 2024-1A, Class D2, 8.87% (3 mo. Term SOFR + 5.20%), 07/20/2037(d)	2,000,000	2,015,294
Maranon Loan Funding Ltd., Series 2025-1A, Class E, 10.84% (3 mo. Term SOFR + 7.00%), 10/15/2037(d)	3,000,000	3,006,921
Marble Point CLO Ltd.
Series 2020-3A, Class D1R2, 6.67% (3 mo. Term SOFR + 3.00%), 10/19/2038(d)	3,000,000	3,034,893
Series 2022-1A, Class E, 11.85% (3 mo. Term SOFR + 8.18%), 04/20/2035(d)	3,000,000	3,000,000
Monroe Capital CLO Ltd., Series 2021-2A, Class C, 6.63% (3 mo. Term SOFR + 2.91%), 09/14/2033(d)	2,000,000	2,012,380
MP CLO Ltd., Series 2015-2A, Class CRR, 6.23% (3 mo. Term SOFR + 2.56%), 04/28/2034(d)	3,000,000	3,010,122
NBBLUE, 9.74%, 04/15/2040(i)	3,000,000	3,117,150
Neuberger Berman Loan Advisers Lasalle Street Lending CLO Ltd., Series 2024-2A, Class E, 11.17% (3 mo. Term SOFR + 7.50%), 04/20/2038(d)	5,000,000	5,033,310
Oaktree CLO Ltd., Series 2022-2A, Class D1R2, 6.92% (3 mo. Term SOFR + 3.25%), 10/15/2037(c)(d)	10,000,000	10,072,510
Obra CLO Management LLC, Series 2025-2A, Class D2, 7.92% (3 mo. Term SOFR + 4.25%), 07/20/2038(d)	2,000,000	2,011,042
Ocean Trails CLO Ltd., Series 2023-14A, Class D1R, 6.77% (3 mo. Term SOFR + 3.10%), 01/20/2038(d)	5,940,000	5,974,024
Octagon Investment Partners Ltd., Series 2018-1A, Class C, 5.63% (3 mo. Term SOFR + 1.96%), 04/15/2031(d)	2,500,000	2,506,340
OFSI Fund Ltd., Series 2026-16A, Class D1, 0.00% (3 mo. Term SOFR + 3.25%), 03/31/2039(d)(k)	3,000,000	3,000,000
Palmer Square Loan Funding Ltd., Series 2022-3A, Class DR, 9.57% (3 mo. Term SOFR + 5.90%), 04/15/2031(d)	3,260,000	3,278,465
Pikes Peak CLO Ltd.
Series 2020-5A, Class FR, 11.49% (3 mo. Term SOFR + 7.82%), 10/20/2037(d)	1,000,000	960,626
Series 2023-14A, Class D1R, 6.82% (3 mo. Term SOFR + 3.15%), 07/20/2038(d)	2,500,000	2,513,960
Sculptor CLO Ltd.
Series 26A, Class D1AR, 7.07% (3 mo. Term SOFR + 3.40%), 01/20/2038(d)	2,600,000	2,616,466
Series 29A, Class D1R, 7.07% (3 mo. Term SOFR + 3.40%), 07/22/2038(d)	5,000,000	5,049,175
Silver Point CLO Ltd., Series 2025-10A, Class D2, 7.92% (3 mo. Term SOFR + 4.25%), 07/15/2038(d)	3,000,000	3,015,960
Sound Point CLO Ltd., Series 2025-2A, Class D1, 7.97% (3 mo. Term SOFR + 4.30%), 04/15/2038(c)(d)	6,875,000	6,969,174

See accompanying notes which are an integral part of these financial statements.

29

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Trinitas CLO Ltd.
Series 2020-14A, Class DR2, 6.82% (3 mo. Term SOFR + 3.15%), 01/25/2034(d)	$2,500,000	$2,511,552
Series 2025-32A, Class D1, 6.77% (3 mo. Term SOFR + 3.10%), 07/23/2038(d)	3,500,000	3,542,094
Voya CLO Ltd.
Series 2016-1A, Class BR, 5.73% (3 mo. Term SOFR + 2.06%), 01/20/2031(d)	2,740,000	2,746,510
Series 2018-1A, Class C, 6.53% (3 mo. Term SOFR + 2.86%), 04/19/2031(d)	1,750,000	1,758,180
Warwick Capital CLO Ltd., Series 2025-6A, Class D2, 8.41%, 07/20/2038(d)	2,000,000	2,015,052
Wind River CLO Ltd., Series 2023-1A, Class D1R, 7.07% (3 mo. Term SOFR + 3.40%), 07/25/2038(d)	4,000,000	4,034,336
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $208,535,996)		209,153,658
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 7.1%
Connecticut Avenue Securities Trust
Series 2019-01, Class B10, 9.31% (30 day avg SOFR US + 5.61%), 10/25/2049(d)	1,500,000	1,527,683
Series 2019-01, Class CE, 12.56% (30 day avg SOFR US + 8.86%), 10/25/2049(d)	2,000,000	2,030,712
Series 2020-01, Class CE, 11.31% (30 day avg SOFR US + 7.61%), 03/25/2050(d)	8,000,000	8,271,248
Federal Home Loan Mortgage Corp.
Series 2017-KF41, Class B, 6.40% (30 day avg SOFR US + 2.61%), 11/25/2026(d)	600,479	563,899
Series 2019-KF64, Class B, 6.20% (30 day avg SOFR US + 2.41%), 06/25/2026(d)	2,487,563	2,493,250
Series K143, Class A2, 2.35%, 03/25/2032	7,185,000	6,450,219
Series K-159, Class A2, 4.50%, 07/25/2033(a)	20,000,000	20,113,360
Series K-161, Class A2, 4.90%, 10/25/2033(a)	15,000,000	15,455,160
Series K-165, Class A2, 4.49%, 09/25/2034	14,464,000	14,479,592
Series K-170, Class A2, 5.00%, 02/25/2035(a)	10,700,000	11,103,758
Series K-171, Class A2, 4.40%, 06/25/2035(a)	1,750,000	1,741,822
Series K-172, Class A2, 4.58%, 08/25/2035(a)	9,750,000	9,776,237
Series K-173, Class A2, 4.60%, 09/25/2035(a)	4,700,000	4,740,434
Series K-174, Class A2, 4.53%, 10/25/2035(a)	5,000,000	5,020,710
Series K-176, Class A2, 4.39%, 12/25/2035(a)(k)	12,000,000	11,894,280
Series K543, Class A2, 4.33%, 06/25/2030(a)	10,000,000	10,084,420
Series K544, Class A2, 4.27%, 07/25/2030(a)	10,000,000	10,057,950
Series K545, Class A2, 4.29%, 07/25/2030(a)	10,000,000	10,067,300
Series K547, Class A2, 4.42%, 05/25/2030(a)	5,000,000	5,024,555
Series K548, Class A2, 4.32%, 09/25/2030(a)	8,000,000	8,071,560

See accompanying notes which are an integral part of these financial statements.

30

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series K549, Class A2, 4.34%, 09/25/2030(a)	$3,000,000	$3,037,485
Series KF169, Class AS, 4.35% (30 day avg SOFR US + 0.56%), 11/25/2035	25,000,000	25,031,150
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $186,436,620)		187,036,784
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%
ALA Trust
Series 2025-OANA, Class C, 5.77% (1 mo. Term SOFR + 2.09%), 06/15/2040(d)	1,700,000	1,713,731
Series 2025-OANA, Class D, 6.77% (1 mo. Term SOFR + 3.09%), 06/15/2040(d)	1,300,000	1,310,273
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class AS, 6.31% (1 mo. Term SOFR + 2.64%), 01/20/2041(d)	4,000,000	4,041,348
AREIT CRE Ltd., Series 2024-CRE9, Class AS, 5.92% (1 mo. Term SOFR + 2.24%), 05/17/2041(d)	1,700,000	1,701,914
ARES Commercial Mortgage Trust
Series 2024-IND, Class D, 6.57% (1 mo. Term SOFR + 2.89%), 07/15/2041(d)	4,500,000	4,529,529
Series 2024-IND, Class E, 7.62% (1 mo. Term SOFR + 3.94%), 07/15/2041(d)	4,500,000	4,528,980
ARZ Trust, Series 2024-BILT, Class D, 7.00%, 06/11/2039(d)	850,000	878,642
Banc of America Re-Remic Trust, Series 2025-ASHF, Class C, 6.68% (1 mo. Term SOFR + 3.00%), 02/15/2042(d)	3,250,000	3,261,622
Bank-2025, Series 2025-BNK51, Class D, 4.00%, 12/25/2067(d)	2,000,000	1,431,064
BX Trust
Series 2024-AIRC, Class C, 6.27% (1 mo. Term SOFR + 2.59%), 08/15/2041(d)	1,474,327	1,482,266
Series 2024-BIO, Class C, 6.32% (1 mo. Term SOFR + 2.64%), 02/15/2041(d)	4,800,000	4,778,165
Series 2024-BIO, Class D, 7.32% (1 mo. Term SOFR + 3.64%), 02/15/2041(d)	3,300,000	3,268,056
Series 2024-KING, Class D, 6.17% (1 mo. Term SOFR + 2.49%), 05/15/2034(d)	2,467,516	2,488,003
Series 2024-PALM, Class D, 6.32% (1 mo. Term SOFR + 2.64%), 06/15/2037(d)	1,038,462	1,042,327
Series 2024-VLT4, Class E, 6.57% (1 mo. Term SOFR + 2.89%), 06/15/2041(d)	300,000	299,278
Series 2024-VLT4, Class F, 7.62% (1 mo. Term SOFR + 3.94%), 06/15/2041(d)	4,500,000	4,496,067
Series 2025-BIO3, Class D, 6.96%, 02/10/2042(a)(d)	1,750,000	1,764,845
Series 2025-VLT7, Class D, 6.93% (1 mo. Term SOFR + 3.25%), 07/15/2044(d)	3,700,000	3,716,395
Series 2025-VOLT, Class C, 6.03% (1 mo. Term SOFR + 2.35%), 12/15/2044(d)	3,500,000	3,517,710

See accompanying notes which are an integral part of these financial statements.

31

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Commercial Mortgage Pass Through Certificates, Series 2024-WCL1, Class C, 6.57% (1 mo. Term SOFR + 2.89%), 06/15/2041(d)	$5,500,000	$5,498,422
DBSG Mortgage Trust, Series 2024-ALTA, Class D, 7.06%, 06/10/2037(a)(d)	1,600,000	1,620,651
DC Commercial Mortgage Trust
Series 2024-HLTN, Class C, 7.04%, 04/13/2040(a)(d)	1,200,000	1,209,818
Series 2024-HLTN, Class D, 7.71%, 04/13/2040(a)(d)	1,200,000	1,214,363
Extended Stay America Trust
Series 2025-ESH, Class D, 6.28% (1 mo. Term SOFR + 2.60%), 10/15/2042(d)	1,000,000	1,012,042
Series 2025-ESH, Class E, 7.03% (1 mo. Term SOFR + 3.35%), 10/15/2042(d)	2,700,000	2,738,659
Gaea Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/2030(a)(d)	7,260,129	7,132,024
GS Mortgage Securities Corp., Series 2018-TWR, Class G, 7.90% (1 mo. Term SOFR + 4.22%), 07/15/2031(d)(l)	500,000	21,638
Hilton USA Trust
Series 2024-ORL, Class C, 6.12% (1 mo. Term SOFR + 2.44%), 05/15/2037(d)	800,000	802,475
Series 2024-ORL, Class D, 6.87% (1 mo. Term SOFR + 3.19%), 05/15/2037(d)	800,000	802,919
HTL Commercial Mortgage Trust
Series 2024-T53, Class D, 8.20%, 05/10/2039(a)(d)	700,000	717,714
Series 2024-T53, Class F, 11.93%, 05/10/2039(a)(d)	400,000	413,005
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.35%, 12/10/2034(a)(d)	3,250,000	3,285,825
Jabil, Inc., Series 2018-PTC, Class A, 5.18% (1 mo. Term SOFR + 1.50%), 04/15/2031(d)(l)	3,500,000	1,524,750
Jackson Park Trust, Series 2019-LIC, Class E, 3.24%, 10/14/2039(a)(d)	5,000,000	4,421,725
Morgan Stanley, Series 2024-BPR2, Class A, 7.29%, 05/05/2029(d)	2,598,288	2,730,874
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032(d)	3,040,000	2,755,532
NYC Commercial Mortgage Trust
Series 2025-28L, Class C, 5.44%, 11/05/2038(a)(d)	1,600,000	1,610,072
Series 2025-28L, Class D, 6.21%, 11/05/2038(a)(d)	1,600,000	1,603,867
Stellar Management, Series 2025-IP, Class E, 6.85%, 06/10/2042(a)(d)	750,000	763,460
TX Trust, Series 2024-HOU, Class D, 6.92% (1 mo. Term SOFR + 3.24%), 06/15/2039(d)	500,000	501,078
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class E, 7.14%, 03/15/2038(a)(d)	5,200,000	5,179,600
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.75%, 08/10/2031(a)(d)	1,551,716	1,504,700
X-Caliber Funding LLC
11.42% (1 mo. Term SOFR + 7.75%), 03/06/2026(d)	628,203	625,677
6.42% (1 mo. Term SOFR + 2.75%), 03/06/2026(d)	3,350,418	3,342,122
11.00%, 09/01/2026(d)(l)	3,500,000	3,274,278
5.00%, 09/01/2026(d)	300,000	286,053

See accompanying notes which are an integral part of these financial statements.

32

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
7.00%, 10/01/2027(d)(l)	$3,621,300	$911,785
11.46% (1 mo. LIBOR US + 6.50%), 11/15/2027(d)(f)(l)	1,628,000	163
Series 2019-1, Class B1, 19.45% (1 mo. Term SOFR + 15.75%), 11/06/2026(d)(l)	5,129,931	518
Series 2020-5, Class A, 7.09% (1 mo. Term SOFR + 3.37%), 05/06/2026(d)	566,148	565,100
Series 2020-5, Class B1, 12.09% (1 mo. Term SOFR + 8.37%), 05/06/2026(d)	1,321,012	1,314,936
Series 2021-10, Class B1, 11.82% (1 mo. Term SOFR + 8.12%), 06/06/2026(d)	2,000,000	2,019,152
Series 2021-7, Class A, 6.84% (1 mo. Term SOFR + 3.12%), 04/06/2026(d)	3,950,000	3,947,982
Series 2021-7, Class B2, 0.00%, 04/06/2026(d)	1,788,000	1,824,150
Series 2021-9, Class B1, 11.82% (1 mo. Term SOFR + 8.12%), 04/06/2026(d)(l)	1,215,000	102
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $129,756,149)		117,427,446
COMMERCIAL REAL ESTATE — 0.8%
Geary(i)(m)(n)	7,068,750	7,887,750
Leavenworth(i)(m)(n)	2,945,000	3,648,000
Octavia(i)(m)(n)	8,003,750	10,089,000
TOTAL COMMERCIAL REAL ESTATE (Cost $18,707,750)		21,624,750

	Shares
AFFILIATED EXCHANGE TRADED FUNDS — 0.8%
Angel Oak High Yield Opportunities ETF(n)	880,240	9,810,275
Angel Oak Mortgage-Backed Securities ETF(n)	960,882	8,407,717
Angel Oak Total Return ETF(n)	47,800	2,388,657
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $20,737,925)		20,606,649
EXCHANGE TRADED FUNDS — 0.4%
Invesco Senior Loan ETF	481,927	9,995,166
TOTAL EXCHANGE TRADED FUNDS (Cost $10,004,805)		9,995,166
PREFERRED STOCKS — 0.3%
Financial — 0.2%
Dynex Capital, Inc., Series C, 9.38% (3 mo. Term SOFR + 5.72%), Perpetual	173,425	4,484,771
MFA Financial, Inc., Series C, 9.27% (3 mo. Term SOFR + 5.61%), Perpetual	52,942	1,228,254
		5,713,025

See accompanying notes which are an integral part of these financial statements.

33

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Shares	Value
PREFERRED STOCKS — (Continued)
Real Estate Investment Trust — 0.1%
AGNC Investment Corp., Series E, 8.91% (3 mo. Term SOFR + 5.25%), Perpetual	66,529	$1,695,159
TOTAL PREFERRED STOCKS (Cost $6,505,536)		7,408,184

	Par
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 0.3%
Federal Home Loan Mortgage Corp., Series 2018-SPI4, Class B, 4.51%, 11/25/2048(a)(d)	$9,002,832	6,711,756
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $8,921,265)		6,711,756

	Shares
COMMON STOCKS — 0.2%
Energy — 0.0%(j)
Enviva Escrow(i)(m)	100,000	0
Enviva LLC(m)	3,638	54,570
		54,570
Financial — 0.1%
Kingstone Companies, Inc.	32,996	509,788
PennyMac Mortgage Investment Trust	81,182	960,383
Redwood Trust, Inc.	238,507	1,307,019
		2,777,190
Real Estate Investment Trust — 0.1%
Annaly Capital Management, Inc.	84,833	1,952,007
Ellington Financial, Inc.	103,500	1,329,975
		3,281,982
TOTAL COMMON STOCKS (Cost $9,886,019)		6,113,742

	Par
WHOLE LOANS — 0.2%
Agency High Balance Residential Mortgages
6.88%, 07/24/2026	$591,621	591,168
7.00%, 04/26/2037	171,076	171,417
6.88%, 05/24/2037	259,880	261,720
7.00%, 08/24/2037	214,663	219,479
5.13%, 05/24/2048	455,916	412,220
Savannah Grand, 10.11%, 03/31/2026	3,111,177	3,105,232
TOTAL WHOLE LOANS (Cost $4,781,803)		4,761,236

See accompanying notes which are an integral part of these financial statements.

34

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 2.1%
Money Market Funds — 2.1%
First American Government Obligations Fund - Class U, 3.63%(c)(o)	56,090,226	$56,090,226
TOTAL SHORT-TERM INVESTMENTS (Cost $56,090,226)		56,090,226
TOTAL INVESTMENTS — 105.1% (Cost $2,932,999,272)		$2,776,955,983
Liabilities in Excess of Other Assets — (5.1)%		(134,439,250)
TOTAL NET ASSETS — 100.0%		$2,642,516,733

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2026.

(b)	Interest only security.
(c)	All or a portion of security has been pledged as collateral in connection with open credit agreements. At January 31, 2026, the value of the securities pledged amounted to $230,529,046.
(d)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of January 31, 2026, the value of these securities total $1,957,792,395 or 74.1% of the Fund’s net assets.

(e)	Principal only security.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate.
(g)	Step coupon bond. The rate disclosed is as of January 31, 2026.
(h)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)
As of January 31, 2026, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $24,751,901 or 0.9% of net assets. Value determined using significant unobservable inputs.

(j)	Represents less than 0.05% of net assets.
(k)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(l)	Issuer is currently in default and not accruing income.
(m)	Non-income producing security. Income is not being accrued.
(n)	Affiliated security as defined by the Investment Company Act of 1940.
(o)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
See accompanying notes which are an integral part of these financial statements.

35

Angel Oak Multi-Strategy Income Fund
Consolidated Schedule of Centrally Cleared Credit Default
Swaps – Buy Protection(a)
January 31, 2026

Reference Obligation	Implied Credit Spread at 01/31/26(b)	Pay (Receive) Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG(d)	0.49%	1.000%	Quarterly	12/20/2030	Wells Fargo Securities, LLC	$500,000,000	$(11,829,954)	$(10,944,321)	$(885,633)

(a)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year-end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Centrally cleared swap, clearing agent: Intercontinental Exchange.
See accompanying notes which are an integral part of these financial statements.

36

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2026

	Par	Value
CORPORATE OBLIGATIONS — 23.8%
Basic Materials — 1.4%
ArcelorMittal SA, 6.55%, 11/29/2027	$3,050,000	$3,175,538
Cabot Corp., 3.40%, 09/15/2026	700,000	696,064
Consolidated Energy Finance SA, 6.50%, 05/15/2026(a)	500,000	495,368
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(a)	225,000	225,178
FMC Corp., 3.20%, 10/01/2026	3,050,000	3,022,117
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027(a)	3,360,000	3,233,945
Methanex Corp., 5.13%, 10/15/2027	350,000	351,163
		11,199,373
Communications — 0.1%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	246,000	247,325
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	450,000	450,340
		697,665
Consumer, Cyclical — 3.4%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	600,000	598,188
BorgWarner, Inc., 2.65%, 07/01/2027	900,000	883,358
Carnival Corp., 4.00%, 08/01/2028(a)	3,405,000	3,371,471
Delta Air Lines, Inc., 4.95%, 07/10/2028	1,300,000	1,322,650
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	2,900,000	2,807,410
General Motors Co., 5.35%, 04/15/2028	180,000	184,581
General Motors Financial Co., Inc.
5.40%, 04/06/2026	400,000	401,057
2.40%, 04/10/2028	2,650,000	2,557,745
Huntington Bank Auto Credit-Linked Notes, 5.05%, 03/30/2028	2,750,000	2,802,820
Meritage Homes Corp., 5.13%, 06/06/2027	1,700,000	1,712,756
Newell Brands, Inc., 8.50%, 06/01/2028(a)	650,000	681,951
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026(a)	1,770,000	1,769,474
5.38%, 07/15/2027(a)	490,000	493,830
5.50%, 04/01/2028(a)	1,230,000	1,255,536
Southwest Airlines Co.
3.00%, 11/15/2026	2,007,000	1,991,652
4.38%, 11/15/2028	340,000	341,926
Toll Brothers Finance Corp., 4.88%, 03/15/2027	930,000	936,398
United Airlines, Inc., 4.38%, 04/15/2026(a)	3,360,000	3,359,435
		27,472,238
Consumer, Non-Cyclical — 2.0%
Ashtead Capital, Inc., 1.50%, 08/12/2026(a)	1,750,000	1,724,043
Conagra Brands, Inc., 1.38%, 11/01/2027	3,360,000	3,207,721
Global Payments, Inc., 4.95%, 08/15/2027	2,750,000	2,783,240
Greywolf CLO Ltd., 5.25%, 06/15/2026	125,000	125,131
HCA, Inc., 5.20%, 06/01/2028	1,700,000	1,742,026
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	3,000,000	3,033,197
Kraft Heinz Foods Co., 3.00%, 06/01/2026	2,500,000	2,492,095
Universal Health Services, Inc., 1.65%, 09/01/2026	700,000	689,811
		15,797,264

See accompanying notes which are an integral part of these financial statements.

37

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Energy — 2.3%
Continental Resources, Inc.
2.27%, 11/15/2026(a)	$1,800,000	$1,773,167
4.38%, 01/15/2028	1,665,000	1,667,677
Enbridge, Inc., 4.60%, 06/20/2028	1,220,000	1,237,192
EQT Corp.
3.13%, 05/15/2026(a)	904,000	901,190
6.50%, 07/01/2027	1,250,000	1,276,936
3.90%, 10/01/2027	896,000	893,039
Occidental Petroleum Corp., 3.20%, 08/15/2026	950,000	944,994
ONEOK, Inc.
4.85%, 07/15/2026	600,000	601,503
4.55%, 07/15/2028	1,100,000	1,109,980
Onslow Bay Mortgage Loan Trust, 3.00%, 02/15/2027	1,115,000	1,105,867
Ovintiv, Inc., 5.65%, 05/15/2028	240,000	247,586
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	800,000	799,444
Sabine Pass Liquefaction LLC, 5.88%, 06/30/2026	71,000	71,078
SAIF Securitization Trust, 4.20%, 03/15/2028	750,000	751,866
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 01/15/2028	1,500,000	1,501,974
Venture Global LNG, Inc., 8.13%, 06/01/2028(a)	650,000	665,874
Western Midstream Operating LP
4.50%, 03/01/2028	900,000	904,721
4.75%, 08/15/2028	2,150,000	2,177,709
		18,631,797
Financial — 8.2%
ABN AMRO Bank NV, 4.80%, 04/18/2026(a)	3,230,000	3,232,948
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/2028	1,760,000	1,707,785
Air Lease Corp., 1.88%, 08/15/2026	3,000,000	2,965,571
Aircastle Ltd.
2.85%, 01/26/2028(a)	1,800,000	1,752,425
6.50%, 07/18/2028(a)	1,270,000	1,335,123
Ally Financial, Inc., 7.10%, 11/15/2027	3,230,000	3,392,775
Apollo Management Holdings LP, 4.40%, 05/27/2026(a)	340,000	340,148
Ares Capital Corp.
7.00%, 01/15/2027	2,150,000	2,208,052
2.88%, 06/15/2027	60,000	58,918
2.88%, 06/15/2028	1,255,000	1,204,797
Athene Global Funding, 5.52%, 03/25/2027(a)	2,580,000	2,619,095
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027(a)	308,000	299,192
2.75%, 02/21/2028(a)	1,150,000	1,116,704
6.38%, 05/04/2028(a)	1,632,000	1,698,966
Barclays PLC, 5.20%, 05/12/2026	3,225,000	3,236,021
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(a)	600,000	592,514
Capital One NA, 3.45%, 07/27/2026	1,100,000	1,097,744

See accompanying notes which are an integral part of these financial statements.

38

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Citigroup, Inc., 4.60%, 03/09/2026	$1,000,000	$1,000,572
Comerica, Inc., 3.80%, 07/22/2026	1,800,000	1,792,683
Cooperatieve Rabobank UA, 3.75%, 07/21/2026	3,060,000	3,055,698
Crown Castle, Inc.
2.90%, 03/15/2027	225,000	222,260
3.80%, 02/15/2028	2,000,000	1,987,635
Fifth Third Bank NA, 3.85%, 03/15/2026	1,850,000	1,849,808
Freedom Mortgage Corp., 6.63%, 01/15/2027(a)	600,000	599,829
GGAM Finance Ltd., 8.00%, 02/15/2027(a)	250,000	254,420
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	600,000	621,829
goeasy Ltd., 4.38%, 05/01/2026(a)	274,000	272,642
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026(a)	1,450,000	1,443,577
8.00%, 06/15/2027(a)	2,040,000	2,115,705
Host Hotels & Resorts LP, 4.25%, 12/15/2028	2,550,000	2,556,089
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 08/15/2028(a)	790,000	766,514
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(a)	650,000	649,358
KeyBank NA, 3.40%, 05/20/2026	1,040,000	1,038,400
Lloyds Banking Group PLC, 4.65%, 03/24/2026	800,000	800,951
LPL Holdings, Inc.
5.70%, 05/20/2027	370,000	376,977
4.63%, 11/15/2027(a)	2,860,000	2,848,307
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028(a)	2,700,000	2,743,180
Manufacturers & Traders Trust Co., 3.40%, 08/17/2027	250,000	247,672
OneMain Finance Corp., 3.50%, 01/15/2027	450,000	444,632
PRA Group, Inc., 8.38%, 02/01/2028(a)	650,000	657,131
Radian Group, Inc., 4.88%, 03/15/2027	1,850,000	1,857,663
Starwood Property Trust, Inc., 4.38%, 01/15/2027(a)	300,000	298,185
Synchrony Bank, 5.63%, 08/23/2027	1,950,000	1,986,267
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(a)	400,000	400,648
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 4.75%, 04/15/2028(a)	450,000	449,265
VICI Properties LP / VICI Note Co., Inc.
4.50%, 09/01/2026(a)	1,573,000	1,574,413
5.75%, 02/01/2027(a)	490,000	495,277
3.75%, 02/15/2027(a)	927,000	921,901
4.50%, 01/15/2028(a)	500,000	501,646
		65,689,912
Industrial — 4.3%
Amcor Finance USA, Inc., 3.63%, 04/28/2026	2,100,000	2,097,559
Arrow Electronics, Inc.
7.50%, 01/15/2027	100,000	102,625
3.88%, 01/12/2028	3,390,000	3,372,647
Avnet, Inc., 6.25%, 03/15/2028	3,050,000	3,165,809
Black & Decker Holdings, Inc., 7.05%, 07/01/2028(a)	2,100,000	2,194,288

See accompanying notes which are an integral part of these financial statements.

39

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Industrial — (Continued)
Boeing Co.
2.75%, 02/01/2026	$1,750,000	$1,750,000
3.10%, 05/01/2026	1,300,000	1,296,929
Flex Ltd.
3.75%, 02/01/2026	1,500,000	1,500,000
6.00%, 01/15/2028	2,925,000	3,022,856
GATX Corp.
3.25%, 09/15/2026	600,000	596,944
3.50%, 03/15/2028	1,100,000	1,086,907
Hexcel Corp., 4.20%, 02/15/2027	1,700,000	1,698,021
JP Morgan Mortgage Trust, 1.70%, 04/15/2026	400,000	398,180
MasTec, Inc., 4.50%, 08/15/2028(a)	3,240,000	3,234,539
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(a)	300,000	301,740
Palmer Square Loan Funding Ltd., 5.75%, 05/24/2026(a)	135,000	135,528
Sealed Air Corp., 1.57%, 10/15/2026(a)	1,800,000	1,770,147
Silgan Holdings, Inc., 1.40%, 04/01/2026(a)	2,500,000	2,486,476
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028(a)	750,000	752,822
XPO, Inc., 6.25%, 06/01/2028(a)	3,490,000	3,557,008
		34,521,025
Technology — 1.2%
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	1,800,000	1,779,379
4.25%, 04/01/2028	1,350,000	1,345,877
Fiserv, Inc., 2.25%, 06/01/2027	3,360,000	3,282,074
Oracle Corp., 2.30%, 03/25/2028	3,405,000	3,253,288
		9,660,618
Utilities — 0.9%
National Fuel Gas Co., 5.50%, 10/01/2026	1,850,000	1,867,316
NRG Energy, Inc., 2.45%, 12/02/2027(a)	2,290,000	2,215,260
Vistra Operations Co. LLC
5.05%, 12/30/2026(a)	2,745,000	2,771,110
3.70%, 01/30/2027(a)	745,000	742,780
		7,596,466
TOTAL CORPORATE OBLIGATIONS (Cost $190,374,225)		191,266,358
ASSET-BACKED SECURITIES — 21.8%
Automobile — 8.5%
ACM Auto Trust
Series 2025-3A, Class A, 5.01%, 01/22/2030(a)	879,336	878,507
Series 2025-4A, Class A, 5.87%, 05/20/2030(a)	698,807	701,603
AgoraCapital Auto Securities Trust, Series 2025-1A, Class A, 6.40%, 11/25/2032(a)	619,288	621,400
American Credit Acceptance Receivables Trust
Series 2024-2, Class D, 6.53%, 04/12/2030(a)	3,000,000	3,062,775
Series 2026-1, Class A, 4.16%, 07/12/2029(a)	1,500,000	1,500,224

See accompanying notes which are an integral part of these financial statements.

40

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22%, 03/19/2029(a)	$2,000,000	$2,003,160
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class A, 6.90%, 01/16/2029(a)	81,898	82,545
CarMax Auto Owner Trust, Series 2026-1, Class A2B, 4.06% (30 day avg SOFR US + 0.37%), 04/16/2029	2,150,000	2,151,050
Carvana Auto Receivables Trust
Series 2021-N1, Class C, 1.30%, 01/10/2028	346,462	342,386
Series 2021-N2, Class C, 1.07%, 03/10/2028	153,567	150,532
Series 2021-N3, Class C, 1.02%, 06/12/2028	359,214	350,213
CPS Auto Trust, Series 2023-D, Class D, 7.80%, 01/15/2030(a)	2,000,000	2,090,458
DT Auto Owner Trust
Series 2022-1A, Class E, 5.53%, 03/15/2029(a)	1,170,000	1,169,716
Series 2022-2A, Class D, 5.46%, 03/15/2028(a)	3,539,555	3,556,758
Series 2022-3A, Class E, 10.99%, 07/16/2029(a)	2,000,000	2,094,277
Exeter Automobile Receivables Trust
Series 2022-1A, Class E, 5.02%, 10/15/2029(a)	3,000,000	2,985,740
Series 2022-3A, Class D, 6.76%, 09/15/2028	4,863,951	4,917,228
FHF Trust
Series 2022-2A, Class A, 6.14%, 12/15/2027(a)	48,962	49,018
Series 2024-1A, Class C, 7.42%, 05/15/2031(a)	2,000,000	2,006,301
Flagship Credit Auto Trust
Series 2021-3, Class D, 1.65%, 09/15/2027(a)	193,000	189,509
Series 2021-4, Class D, 2.26%, 12/15/2027(a)	288,000	275,025
GLS Auto Receivables Trust, Series 2022-2A, Class E, 5.50%, 06/15/2029(a)	1,000,000	1,005,951
HAT Holdings I LLC / HAT Holdings II LLC, Series 2021-2A, Class C, 2.52%, 12/27/2027(a)	1,500,000	1,475,439
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, 05/20/2032(a)	208,421	211,923
Hyatt Hotels Corp., Series 2025-D, Class A2B, 4.09% (30 day avg SOFR US + 0.38%), 11/15/2028	3,000,000	3,002,957
Lendbuzz Securitization Trust
Series 2023-1A, Class A2, 6.92%, 08/15/2028(a)	211,241	213,769
Series 2026-1A, Class A2, 4.68%, 07/15/2030(a)	500,000	499,953
Lobel Automobile Receivables Trust
Series 2023-1, Class C, 8.31%, 10/16/2028(a)	339,529	340,164
Series 2023-1, Class D, 8.00%, 03/15/2030(a)	3,010,000	3,039,363
Series 2023-2, Class C, 10.04%, 06/15/2029(a)	3,000,000	3,062,350
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030(a)	142,763	143,630
Prestige Auto Receivables Trust, Series 2025-1A, Class B, 5.34%, 11/15/2028(a)	3,000,000	2,999,446
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A, 7.13%, 01/26/2032(a)	145,627	145,892
Series 2023-4A, Class A, 7.54%, 03/25/2032(a)	521,017	522,113

See accompanying notes which are an integral part of these financial statements.

41

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Series 2025-3A, Class A2, 5.15%, 02/27/2034(a)	$3,500,000	$3,529,474
Series 2025-5A, Class A3, 4.84%, 06/26/2034(a)	2,000,000	2,006,574
Strike Acceptance Auto Funding Trust, Series 2025-1A, Class A, 5.84%, 04/15/2032(a)	1,115,143	1,120,712
THL Credit Lake Shore MM CLO Ltd., Series 2023-3A, Class A2, 7.50%, 12/15/2028(a)	171,030	174,244
Toyota Auto Receivables Owner Trust, Series 2024-D, Class A3, 4.40%, 06/15/2029	4,000,000	4,027,199
United Auto Credit Securitization Trust
Series 2025-1, Class B, 5.05%, 02/10/2028(a)	3,500,000	3,507,190
Series 2026-1, Class A, 4.41%, 06/12/2028(a)(c)	1,000,000	1,001,336
US Auto Funding Trust, Series 2022-1A, Class B, 5.13%, 12/15/2026(a)	697,157	232,537
Veros Automobile Receivables Trust
Series 2024-1, Class C, 7.57%, 12/15/2028(a)	920,000	948,263
Series 2026-1, Class B, 4.84%, 05/15/2029(a)	1,000,000	1,001,643
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2B, 4.29% (30 day avg SOFR US + 0.58%), 09/15/2028(a)	3,000,000	3,001,792
		68,392,339
Consumer — 13.0%
ACHD Trust, Series 2025-DS1, Class A, 5.98%, 01/09/2034(a)	360,415	361,461
ACHV ABS Trust
Series 2023-1PL, Class D, 8.47%, 03/18/2030(a)	1,169,082	1,179,023
Series 2023-3PL, Class D, 8.36%, 08/19/2030(a)	1,832,577	1,844,751
Series 2024-1PL, Class C, 6.42%, 04/25/2031(a)	374,669	378,826
Series 2024-1PL, Class D, 7.29%, 04/25/2031(a)	1,054,253	1,069,796
Series 2024-2PL, Class B, 5.43%, 10/27/2031(a)	361,603	365,325
Series 2024-3AL, Class C, 5.68%, 12/26/2031(a)	471,601	477,050
AMCR ABS Trust, Series 2024-A, Class A, 6.26%, 08/18/2031(a)	404,672	405,160
Cherry Securitization Trust, Series 2025-1A, Class A, 6.13%, 11/15/2032(a)	1,500,000	1,524,072
Fortress Credit BSL Ltd., Series 2021-2A, Class A, 2.19%, 01/15/2042(a)	446,590	424,960
FREED ABS TRUST
Series 2022-3FP, Class D, 7.36%, 08/20/2029(a)	225,155	226,064
Series 2022-4FP, Class D, 7.40%, 12/18/2029(a)	468,259	470,028
goeasy Ltd., Series 2021-GRN2, Class A, 1.15%, 06/25/2051(a)	316,312	311,043
Lendingpoint Asset Securitization Trust, Series 2021-B, Class C, 3.21%, 02/15/2029(a)	221,854	220,792
Marlette Funding Trust
Series 2023-1A, Class D, 8.15%, 04/15/2033(a)	3,060,000	3,110,822
Series 2023-3A, Class C, 7.06%, 09/15/2033(a)	1,149,219	1,153,054
Series 2023-3A, Class D, 8.04%, 09/15/2033(a)	3,785,000	3,898,308
Mission Lane Credit Card Master Trust, Series 2025-1A, Class A, 6.24%, 06/20/2043(a)	1,526,279	1,539,409
Momnt Technologies Trust, Series 2023-1A, Class A, 6.92%, 03/20/2045(a)	214,987	215,461

See accompanying notes which are an integral part of these financial statements.

42

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Oportun Financial Corp.
Series 2024-2, Class B, 5.83%, 02/09/2032(a)	$468,753	$469,559
Series 2024-3, Class B, 5.48%, 08/15/2029(a)	3,000,000	3,005,929
Series 2025-A, Class B, 5.30%, 02/08/2033(a)	2,521,000	2,520,974
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027(a)	11,336	11,273
Series 2022-1, Class C, 4.89%, 10/15/2029(a)	1,772,854	1,762,241
Series 2023-7, Class ABC, 8.80%, 07/15/2031(a)(d)	80,214	80,304
Series 2023-7, Class C, 8.80%, 07/15/2031(a)	71,794	71,910
Series 2023-8, Class B, 7.96%, 06/16/2031(a)	3,175,603	3,240,402
Series 2023-8, Class C, 9.54%, 06/16/2031(a)	3,288,274	3,360,018
Series 2024-1, Class B, 7.11%, 07/15/2031(a)	1,600,902	1,602,680
Series 2024-1, Class C, 8.34%, 07/15/2031(a)	1,734,769	1,737,529
Series 2024-10, Class C, 5.99%, 06/15/2032(a)	1,240,133	1,248,183
Series 2024-11, Class B, 5.64%, 07/15/2032(a)	3,059,100	3,086,652
Series 2024-11, Class C, 5.87%, 07/15/2032(a)	689,613	695,297
Series 2024-2, Class B, 6.61%, 08/15/2031(a)	2,476,305	2,482,512
Series 2024-2, Class C, 7.57%, 08/15/2031(a)	402,635	403,938
Series 2024-3, Class A, 6.26%, 10/15/2031(a)	161,400	161,743
Series 2024-3, Class B, 6.57%, 10/15/2031(a)	2,153,705	2,158,733
Series 2024-3, Class C, 7.30%, 10/15/2031(a)	430,470	431,780
Series 2024-5, Class B, 6.60%, 10/15/2031(a)	920,862	925,853
Series 2024-6, Class B, 6.59%, 11/15/2031(a)	985,357	990,495
Series 2024-8, Class D, 6.53%, 01/15/2032(a)	704,002	708,664
Series 2024-9, Class D, 6.17%, 03/15/2032(a)	543,562	546,532
Series 2025-1, Class B, 5.63%, 07/15/2032(a)	999,915	1,007,709
Series 2025-1, Class C, 5.87%, 07/15/2032(a)	999,915	1,006,038
Series 2025-2, Class B, 5.33%, 10/15/2032(a)	1,624,829	1,632,109
Series 2025-2, Class C, 5.64%, 10/15/2032(a)	1,999,790	2,008,342
Series 2025-3, Class A2, 5.37%, 12/15/2032(a)	944,067	953,131
Series 2025-3, Class B, 6.06%, 12/15/2032(a)	999,797	1,012,931
Series 2025-4, Class A2, 5.37%, 01/17/2033(a)	2,499,911	2,519,484
Series 2025-4, Class B, 5.69%, 01/17/2033(a)	2,999,893	3,022,964
Series 2025-4, Class C, 6.15%, 01/17/2033(a)	999,964	1,010,482
Series 2025-5, Class C, 5.64%, 03/15/2033(a)	4,499,826	4,518,829
Series 2025-6, Class A2, 4.50%, 04/15/2033(a)	1,163,831	1,165,886
Series 2025-6, Class B, 4.88%, 04/15/2033(a)	1,000,000	997,945
Series 2025-7, Class A2, 4.53%, 05/15/2033(a)	7,000,000	7,004,809
Series 2025-7, Class B, 5.06%, 05/15/2033(a)	2,000,000	1,995,816
Series 2025-8, Class B, 5.41%, 07/15/2033(a)	2,000,000	2,003,853
Series 2025-R1, Class A2, 5.34%, 06/15/2032(a)	1,674,974	1,685,703
Series 2026-1, Class B, 5.37%, 09/15/2033(a)	1,000,000	1,000,000
Pagaya Technologies Ltd.
Series 2025-1, Class A, 5.72%, 01/20/2034(a)	1,600,000	1,613,916
Series 2025-1, Class C, 6.30%, 01/20/2034(a)	2,000,000	2,015,442

See accompanying notes which are an integral part of these financial statements.

43

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Sotheby’s Artfi Master Trust
Series 2024-1A, Class A1, 6.43%, 12/22/2031(a)	$3,446,000	$3,453,656
Series 2026-1A, Class A2, 4.92% (3 mo. Term SOFR + 1.25%), 06/20/2033(a)(c)	2,200,000	2,200,000
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037(a)	4,094,203	3,874,245
Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 07/15/2030(a)	1,000,000	1,003,757
Theorem Funding Trust, Series 2022-3A, Class B, 8.95%, 04/15/2029(a)	1,019,683	1,023,731
Upgrade Master Pass-Thru Trust, Series 2025-ST8, Class B, 5.07%, 12/15/2033(a)	1,500,000	1,504,374
Upstart Pass-Through Trust Series, Series 2022-ST3, Class A, 4.30%, 05/20/2030(a)	192,790	192,428
Upstart Securitization Trust
Series 2021-3, Class C, 3.28%, 07/20/2031(a)	10,684	10,671
Series 2025-1, Class A, 5.45%, 04/20/2035(a)	1,440,888	1,454,398
Series 2025-4, Class B, 5.20%, 11/20/2035(a)	1,000,000	1,000,067
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A, 4.25%, 06/17/2030(a)	80,652	80,485
		104,851,807
Credit Card — 0.3%
Mill City Mortgage Trust, Series 2025-A, Class A, 5.80%, 05/15/2030(a)	1,500,000	1,514,907
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78%, 12/16/2030(a)	1,000,000	1,003,846
		2,518,753
TOTAL ASSET-BACKED SECURITIES (Cost $176,015,367)		175,762,899
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 20.5%
Federal Home Loan Mortgage Corp.
Pool WN1022, 2.10%, 11/01/2026	2,000,000	1,970,274
Pool WN2035, 2.05%, 10/01/2026	6,415,195	6,337,167
Series K055, Class A2, 2.67%, 03/25/2026	4,254,699	4,246,832
Series K062, Class AM, 3.51%, 12/25/2026	2,860,000	2,848,102
Series K-F100, Class AL, 4.03% (30 day avg SOFR US + 0.24%), 11/25/2027	3,369,235	3,356,378
Series K-F100, Class AS, 3.97% (30 day avg SOFR US + 0.18%), 01/25/2028	1,358,356	1,355,047
Series K-F101, Class AS, 3.99% (30 day avg SOFR US + 0.20%), 01/25/2031	209,860	207,798
Series K-F102, Class AS, 3.99% (30 day avg SOFR US + 0.20%), 01/25/2031	8,113,957	8,007,355
Series K-F103, Class AS, 4.03% (30 day avg SOFR US + 0.24%), 01/25/2031	6,545,592	6,467,418
Series K-F104, Class AS, 4.04% (30 day avg SOFR US + 0.25%), 01/25/2031	3,214,411	3,199,949

See accompanying notes which are an integral part of these financial statements.

44

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series K-F105, Class AS, 4.04% (30 day avg SOFR US + 0.25%), 02/25/2031	$4,548,346	$4,517,731
Series K-F106, Class AS, 4.04% (30 day avg SOFR US + 0.25%), 01/25/2031	1,442,691	1,426,693
Series K-F108, Class AS, 4.04% (30 day avg SOFR US + 0.25%), 02/25/2031	463,013	460,878
Series K-F113, Class AS, 4.02% (30 day avg SOFR US + 0.23%), 05/25/2028	578,309	575,359
Series K-F114, Class AS, 4.01% (30 day avg SOFR US + 0.22%), 05/25/2031	1,152,066	1,136,881
Series K-F115, Class AS, 4.00% (30 day avg SOFR US + 0.21%), 06/25/2031	4,231,221	4,174,172
Series K-F117, Class AS, 4.03% (30 day avg SOFR US + 0.24%), 06/25/2031	3,120,239	3,084,674
Series K-F118, Class AS, 3.99% (30 day avg SOFR US + 0.20%), 07/25/2028	1,837,839	1,825,910
Series K-F120, Class AS, 3.99% (30 day avg SOFR US + 0.20%), 08/25/2031	6,905,611	6,859,496
Series K-F121, Class AS, 3.97% (30 day avg SOFR US + 0.18%), 08/25/2028	6,348,820	6,302,587
Series K-F122, Class AS, 3.98% (30 day avg SOFR US + 0.19%), 09/25/2031	4,739,056	4,716,256
Series KF123, Class AS, 3.99% (30 day avg SOFR US + 0.20%), 09/25/2028	1,189,359	1,180,933
Series KF-127, Class AS, 4.00% (30 day avg SOFR US + 0.21%), 12/25/2028	8,068,469	8,030,474
Series KF128, Class AS, 4.02% (30 day avg SOFR US + 0.23%), 12/25/2031	5,360,912	5,313,436
Series KF129, Class AS, 4.04% (30 day avg SOFR US + 0.25%), 01/25/2029	4,172,197	4,145,774
Series KF130, Class AS, 4.08% (30 day avg SOFR US + 0.29%), 01/25/2029	893,250	891,405
Series KF133, Class AS, 4.16% (30 day avg SOFR US + 0.37%), 02/25/2029	3,581,195	3,569,517
Series KF135, Class AS, 4.16% (30 day avg SOFR US + 0.37%), 05/25/2029	605,446	604,621
Series KF136, Class AS, 4.20% (30 day avg SOFR US + 0.41%), 04/25/2032	475,804	474,118
Series KF155, Class AS, 4.46% (30 day avg SOFR US + 0.67%), 02/25/2030	727,976	729,638
Series KF160, Class AS, 4.49% (30 day avg SOFR US + 0.70%), 10/25/2030	1,435,222	1,443,865
Series KF166, Class AS, 4.39% (30 day avg SOFR US + 0.60%), 01/25/2032	5,000,000	5,008,815
Series KF169, Class AS, 4.35% (30 day avg SOFR US + 0.56%), 11/25/2035	5,000,000	5,006,230
Series KF43, Class A, 4.14% (30 day avg SOFR US + 0.35%), 01/25/2028	1,730,741	1,727,243

See accompanying notes which are an integral part of these financial statements.

45

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SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series KF48, Class A, 4.19% (30 day avg SOFR US + 0.40%), 06/25/2028	$638,724	$637,746
Series KF60, Class A, 4.39% (30 day avg SOFR US + 0.60%), 02/25/2026	97,633	97,761
Series KF62, Class A, 4.38% (30 day avg SOFR US + 0.59%), 04/25/2026	201,553	201,880
Series KF64, Class A, 4.34% (30 day avg SOFR US + 0.55%), 06/25/2026	258,008	258,348
Series KF67, Class A, 4.42% (30 day avg SOFR US + 0.63%), 08/25/2029	649,764	652,058
Series KF68, Class A, 4.39% (30 day avg SOFR US + 0.60%), 07/25/2026	1,958,021	1,961,285
Series KF74, Class AS, 4.31% (SOFR 1M Historical Calendar Day Compounded + 0.53%), 01/25/2027	14,402	14,420
Series KF75, Class AS, 4.33% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	333,508	334,160
Series KF81, Class AS, 4.19% (30 day avg SOFR US + 0.40%), 06/25/2027	1,038,782	1,038,412
Series KF82, Class AS, 4.21% (30 day avg SOFR US + 0.42%), 06/25/2030	526,196	524,615
Series KF84, Class AL, 4.20% (30 day avg SOFR US + 0.41%), 07/25/2030	865,112	867,876
Series KF86, Class AL, 4.19% (30 day avg SOFR US + 0.40%), 08/25/2027	1,142,642	1,142,113
Series KF86, Class AS, 4.11% (30 day avg SOFR US + 0.32%), 08/25/2027	3,745,857	3,739,807
Series KF88, Class AL, 4.23% (30 day avg SOFR US + 0.44%), 09/25/2030	1,208,760	1,206,683
Series KF91, Class AL, 4.23% (30 day avg SOFR US + 0.44%), 10/25/2030	592,383	592,493
Series KF92, Class AS, 4.15% (30 day avg SOFR US + 0.36%), 10/25/2030	67,443	67,045
Series KF93, Class AL, 4.18% (30 day avg SOFR US + 0.39%), 10/25/2027	468,415	468,728
Series KF93, Class AS, 4.10% (30 day avg SOFR US + 0.31%), 10/25/2027	400,495	399,559
Series KF94, Class AL, 4.20% (30 day avg SOFR US + 0.41%), 11/25/2030	1,780,929	1,774,338
Series KF95, Class AL, 4.16% (30 day avg SOFR US + 0.37%), 11/25/2030	89,461	89,211
Series KF96, Class AS, 4.09% (30 day avg SOFR US + 0.30%), 11/25/2030	1,666,075	1,651,802
Series KF97, Class AS, 4.04% (30 day avg SOFR US + 0.25%), 12/25/2030	3,754,423	3,713,710
Series KF98, Class AL, 4.07% (30 day avg SOFR US + 0.28%), 12/25/2030	4,052,680	4,014,556
Series KF99, Class AS, 3.99% (30 day avg SOFR US + 0.20%), 12/25/2030	8,856,827	8,740,696

See accompanying notes which are an integral part of these financial statements.

46

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SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Federal National Mortgage Association
Pool AN1760, 2.63%, 06/01/2026	$7,993,000	$7,941,525
Pool AN1959, 2.69%, 07/01/2026	852,584	847,535
Pool AN2428, 2.36%, 08/01/2026	1,555,000	1,540,899
Pool AN2855, 2.22%, 09/01/2026	1,530,000	1,513,240
Pool AN3381, 2.52%, 10/01/2026	1,288,975	1,274,726
Pool BL5005, 2.41%, 11/01/2026	3,550,847	3,512,509
Series 2016-M6, Class A2, 2.49%, 05/25/2026	1,658,703	1,651,516
Series 2017-M15, Class ATS2, 3.16%, 11/25/2027(d)	760,629	751,703
Series 2019-M28, Class AV, 2.23%, 02/25/2027	820,069	810,820
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $165,672,861)		165,236,801
COLLATERALIZED LOAN OBLIGATIONS — 14.6%
AGL CLO Ltd., Series 2021-14A, Class AR, 0.00% (3 mo. Term SOFR + 1.13%), 12/02/2034(a)	2,750,000	2,755,500
Apidos CLO Ltd., Series 2019-31A, Class A1R, 5.03% (3 mo. Term SOFR + 1.36%), 04/15/2031(a)	1,194,070	1,195,166
Bain Capital Credit CLO Ltd., Series 2020-5A, Class ARR, 4.82% (3 mo. Term SOFR + 1.15%), 04/20/2034(a)	10,800,000	10,812,172
BCRED BSL Static CLO Ltd., Series 2025-1A, Class AR, 4.92% (3 mo. Term SOFR + 1.25%), 07/24/2035(a)	1,489,645	1,494,663
BCRED MML CLO LLC, Series 2022-1A, Class A1, 5.32% (3 mo. Term SOFR + 1.65%), 04/20/2035(a)	6,035,000	6,055,404
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, 4.99% (3 mo. Term SOFR + 1.32%), 07/23/2032(a)	2,415,518	2,418,978
Blackrock CLO Ltd., Series 2025-2A, Class A, 5.05% (3 mo. Term SOFR + 1.27%), 11/21/2033(a)	7,900,000	7,902,346
BlueMountain CLO Ltd., Series 2018-22A, Class A2, 5.33% (3 mo. Term SOFR + 1.66%), 07/15/2031(a)	3,500,000	3,501,526
Canyon Capital CLO Ltd., Series 2016-1A, Class AR, 5.00% (3 mo. Term SOFR + 1.33%), 07/15/2031(a)	1,203,538	1,204,126
Canyon CLO Ltd., Series 2018-1A, Class A, 5.00% (3 mo. Term SOFR + 1.33%), 07/15/2031(a)	2,356,686	2,357,987
CarVal CLO Ltd., Series 2022-1A, Class A1, 5.18% (3 mo. Term SOFR + 1.51%), 04/21/2034(a)	4,400,000	4,400,000
Cerberus Loan Funding LP, Series 2023-1A, Class A, 6.07% (3 mo. Term SOFR + 2.40%), 03/22/2035(a)	5,000,000	5,010,740
CIFC Funding Ltd., Series 2020-1A, Class A1R, 5.08% (3 mo. Term SOFR + 1.41%), 07/15/2036(a)	10,250,000	10,268,368
Dryden Senior Loan Fund
Series 2015-41A, Class BR, 5.23% (3 mo. Term SOFR + 1.56%), 04/15/2031(a)	2,306,534	2,310,478
Series 2018-61A, Class A1R2, 4.75% (3 mo. Term SOFR + 1.08%), 01/17/2032(a)	3,797,416	3,798,301

See accompanying notes which are an integral part of these financial statements.

47

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Series 2018-64A, Class A, 4.90% (3 mo. Term SOFR + 1.23%), 04/18/2031(a)	$3,001,736	$3,003,513
Fortress Credit BSL Ltd., Series 2020-1A, Class A1AR, 4.77% (3 mo. Term SOFR + 1.10%), 10/20/2033(a)	3,375,604	3,376,482
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.02% (3 mo. Term SOFR + 1.35%), 07/15/2031(a)	743,203	743,740
Goldman Home Improvement Trust, Series 2022-61A, Class A1AR, 4.90% (3 mo. Term SOFR + 1.23%), 07/25/2035(a)	2,500,000	2,501,188
Greywolf CLO Ltd., Series 2020-3RA, Class A1R2, 4.90% (3 mo. Term SOFR + 1.23%), 04/22/2033(a)	3,606,082	3,610,835
Highbridge Loan Management Ltd., Series 11A-17, Class BR, 5.70% (3 mo. Term SOFR + 1.81%), 05/06/2030(a)	274,238	274,240
ING Investment Management CLO Ltd., Series 2013-2A, Class A1R, 4.90% (3 mo. Term SOFR + 1.23%), 04/25/2031(a)	36,580	36,497
JP Morgan Mortgage Trust, Series 2018-11A, Class A2, 5.63% (3 mo. Term SOFR + 1.96%), 07/14/2031(a)	1,625,000	1,628,608
KKR CLO Trust, Series 18, Class A1R2, 4.72% (3 mo. Term SOFR + 1.05%), 10/18/2035(a)	3,689,649	3,696,744
LJV I MM CLO LLC, Series 2022-1A, Class A1, 5.52% (3 mo. Term SOFR + 1.85%), 04/28/2034(a)	3,490,192	3,493,826
Octagon Investment Partners Ltd., Series 2013-1A, Class BR2, 5.33% (3 mo. Term SOFR + 1.66%), 01/25/2031(a)	663,426	664,315
OZLM Ltd., Series 2019-24A, Class A1AR, 5.09% (3 mo. Term SOFR + 1.42%), 07/20/2032(a)	1,221,744	1,222,307
Pagaya AI Debt Selection Trust, Series 2022-4A, Class A2R, 4.97% (3 mo. Term SOFR + 1.30%), 07/24/2031(a)	3,250,000	3,252,834
Sequoia Mortgage Trust, Series 2019-15A, Class AR, 5.13% (3 mo. Term SOFR + 1.46%), 01/15/2032(a)	3,126,476	3,129,371
Shackleton CLO Ltd., Series 2019-15A, Class BR, 5.48% (3 mo. Term SOFR + 1.81%), 01/15/2032(a)	3,400,000	3,413,280
Sound Point CLO Ltd., Series 2015-2A, Class ARRR, 5.14% (3 mo. Term SOFR + 1.47%), 07/20/2032(a)	3,533,363	3,537,133
Steele Creek CLO Ltd., Series 2019-2A, Class ARR, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2032(a)	1,876,252	1,876,408
THL Credit Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 5.07% (3 mo. Term SOFR + 1.40%), 10/17/2031(a)	410,494	410,749
Series 2019-2A, Class CRR, 6.27% (3 mo. Term SOFR + 2.60%), 10/17/2031(a)	1,550,000	1,557,477
Trinitas CLO Ltd., Series 2020-14A, Class A1R2, 4.77% (3 mo. Term SOFR + 1.10%), 01/25/2034(a)	4,800,000	4,800,624
Twin Brook CLO Ltd., Series 2024-2A, Class AR, 0.00% (3 mo. Term SOFR + 1.25%), 10/20/2035(a)(c)	5,500,000	5,500,000
Venture CDO Ltd., Series 2018-32A, Class A1, 5.03% (3 mo. Term SOFR + 1.36%), 07/18/2031(a)	719,038	719,677
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $117,916,773)		117,935,603

See accompanying notes which are an integral part of these financial statements.

48

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 14.4%
Adamas Trust, Inc., Series 2025-CP1, Class A1, 3.75%, 11/25/2069(a)(d)	$940,009	$914,024
Bellemeade Re Ltd.
Series 2023-1, Class M1B, 7.95% (30 day avg SOFR US + 4.25%), 10/25/2033(a)	300,000	306,059
Series 2024-1, Class M1A, 5.85% (30 day avg SOFR US + 2.15%), 08/25/2034(a)	153,860	154,135
Series 2025-1, Class M1A, 5.25% (30 day avg SOFR US + 1.55%), 10/25/2035(a)	1,001,274	1,003,613
Series 2025-1, Class M1C, 6.95% (30 day avg SOFR US + 3.25%), 10/25/2035(a)	1,000,000	1,020,467
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, 1.70%, 04/25/2060(a)(d)	2,426,629	2,305,499
Series 2024-CES2, Class A1A, 5.55%, 09/25/2054(a)(b)	3,821,424	3,864,407
Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060(a)(b)	855,668	851,546
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.14%, 11/25/2059(a)(b)	166,896	166,785
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.41%, 11/25/2029(a)(b)	893,312	902,248
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A11, 4.69% (1 mo. Term SOFR + 1.01%), 07/25/2049, (6.50% Cap)(a)	1,065,286	1,034,825
CIM Trust, Series 2019-INV2, Class A11, 4.76% (30 day avg SOFR US + 1.06%), 05/25/2049, (6.50% Cap)(a)	125,582	120,054
COLT Funding LLC
Series 2021-3R, Class A3, 1.51%, 12/25/2064(a)(d)	373,567	350,946
Series 2022-3, Class A1, 3.90%, 02/25/2067(a)(d)	652,726	643,715
Series 2025-10, Class A3, 5.44%, 10/25/2070(a)(b)	1,951,024	1,966,757
COOPR Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.65%, 05/25/2060(a)(b)	896,617	905,773
Series 2025-CES2, Class A1B, 5.60%, 06/25/2060(a)(b)	923,328	937,171
Series 2025-CES3, Class A1A, 4.84%, 09/25/2060(a)(b)	1,916,734	1,914,324
Credit Suisse Mortgage Capital Certificates
Series 2019-NQM1, Class A1, 3.66%, 10/25/2059(a)(b)	295,039	293,140
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(a)(d)	1,557,657	1,536,119
Cross Mortgage Trust, Series 2025-CES1, Class A1A, 5.30%, 11/25/2060(a)(b)	1,896,695	1,895,221
Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.22%, 10/25/2055(a)(b)	1,890,430	1,905,002
Ellington Financial Mortgage Trust, Series 2025-NQM6, Class A3, 5.40%, 12/25/2070(a)(b)	1,476,779	1,479,342
FIGRE Trust
Series 2025-FL1, Class A1, 5.27%, 07/25/2055(a)(b)	1,480,542	1,485,947
Series 2025-HE6, Class A, 5.04%, 09/25/2055(a)(d)	955,076	955,455
Series 2025-HE7, Class A, 5.15%, 11/25/2055(a)(d)	1,912,215	1,921,698
Flagship Credit Auto Trust, Series 2018-6RR, Class 1A2, 4.49% (1 mo. Term SOFR + 0.81%), 10/25/2048(a)	753,101	729,813
Gallatin CLO Ltd., Series 2017-1, Class A21, 3.50%, 07/25/2056(a)(d)	31,152	28,729
GCAT Trust, Series 2021-NQM2, Class A2, 1.24%, 05/25/2066(a)(d)	1,039,557	908,886
GGAM Finance Ltd., Series 2014-EB1A, Class B2, 6.39%, 07/25/2044(a)(d)	109,437	111,093

See accompanying notes which are an integral part of these financial statements.

49

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
GS Mortgage Securities Corp., Series 2020-PJ2, Class A1, 3.50%, 07/25/2050(a)(d)	$194,919	$178,671
GS Mortgage-Backed Securities Trust
Series 2021-NQM1, Class A3, 1.53%, 07/25/2061(a)(d)	999,162	926,631
Series 2025-DSC2, Class A1, 5.04%, 01/25/2066(a)(b)	4,874,896	4,906,973
Series 2025-HE1, Class A1, 5.25% (30 day avg SOFR US + 1.55%), 10/25/2055(a)	3,489,089	3,528,439
Series 2025-HE2, Class A1, 5.25% (30 day avg SOFR US + 1.55%), 12/25/2065(a)	1,860,036	1,866,092
Home RE Ltd., Series 2026-1, Class M1B, 6.38% (30 day avg SOFR US + 2.15%), 01/25/2036(a)	1,000,000	1,005,257
Hyundai Auto Receivables Trust, Series 2021-NQM1, Class A3, 1.62%, 06/25/2056(a)(d)	885,307	791,300
International Flavors & Fragrances, Inc., Series 2019-5, Class A11, 4.69% (1 mo. Term SOFR + 1.01%), 11/25/2049, (6.50% Cap)(a)	473,343	463,279
JP Morgan Chase Commercial Mortgage Securities, Series 2019-6, Class A3, 3.50%, 12/25/2049(a)(d)	925,480	844,495
JP Morgan Mortgage Trust
Series 2023-HE1, Class A1, 5.45% (30 day avg SOFR US + 1.75%), 11/25/2053(a)	320,526	322,079
Series 2025-12MPR, Class A1D, 5.06%, 06/25/2056(a)(b)	2,330,026	2,338,547
MasTec, Inc., Series 2021-MTG2, Class A10, 2.50%, 06/25/2051(a)(d)	2,960,162	2,668,488
Methanex Corp., Series 2020-INV1, Class A5, 3.00%, 05/25/2050(a)(d)	1,362,648	1,201,305
Metlife Securitization Trust, Series 2021-NMR1, Class A1, 1.13%, 11/25/2060(a)(d)	492,561	480,804
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-INV1, Class A3, 1.80%, 05/25/2056(a)(d)	998,888	901,681
Series 2025-SPL1, Class A3, 4.25%, 02/25/2065(a)(b)	976,471	942,738
Natixis Commercial Mortgage Securities Trust, Series 2021-INV1, Class A6, 2.50%, 06/25/2051(a)(d)	1,824,619	1,662,956
New Residential Mortgage Loan Trust, Series 2022-NQM4, Class A3, 5.00%, 06/25/2062(a)(b)	863,458	843,888
NYC Commercial Mortgage Trust, Series 2020-EXP1, Class 2A1, 4.54% (1 mo. Term SOFR + 0.86%), 02/25/2060(a)	258,988	253,389
OZLM Ltd., Series 2021-NQM1, Class A3, 1.33%, 02/25/2066(a)(d)	3,131,052	2,775,891
PRA Group, Inc., Series 2025-NQM6, Class A1, 4.99%, 12/25/2070(a)(d)	1,388,738	1,391,070
Pretium Mortgage Credit Partners LLC, Series 2025-NPL9, Class A1, 5.39%, 08/25/2055(a)(b)	1,880,998	1,889,588
PRPM LLC, Series 2025-RCF5, Class A1, 4.84%, 10/25/2055(a)(b)	934,613	934,445
RCKT Mortgage Trust, Series 2025-CES7, Class A1B, 5.48%, 07/25/2055(a)(b)	1,325,419	1,342,267
SAIF Securitization Trust, Series 2025-CES1, Class A1, 5.41%, 06/25/2065(a)(b)	3,592,725	3,599,361
Saluda Grade Mortgage Funding LLC
Series 2021-MF1, Class A1, 3.81%, 11/25/2029(a)(d)	2,458,864	2,370,542
Series 2025-NPL1, Class A1, 7.12%, 01/25/2030(a)(b)	1,977,607	1,979,100
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030(a)(b)	2,268,189	2,275,896
Santander US Capital Markets LLC, Series 2025-CES1, Class A1A, 5.04%, 09/25/2055(a)(b)	1,934,325	1,944,009

See accompanying notes which are an integral part of these financial statements.

50

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Sequoia Mortgage Trust, Series 2023-4, Class A10, 5.80%, 11/25/2053(a)(d)	$120,466	$120,943
SGR Residential Mortgage Trust, Series 2021-2, Class A2, 1.94%, 12/25/2061(a)(d)	3,282,097	2,834,147
Starwood Property Trust, Inc., Series 2020-INV1, Class A3, 1.59%, 11/25/2055(a)(d)	724,997	702,484
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, 4.79% (1 mo. Term SOFR + 1.11%), 10/25/2059(a)	531,581	531,897
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061(a)(d)	1,500,000	1,415,739
Series 2025-CRM1, Class A1, 5.80%, 01/25/2065(a)(b)	1,566,325	1,589,098
Series 2025-CRM1, Class A2B, 5.25%, 01/25/2065(a)(b)	4,000,000	4,008,984
Series 2025-FIX1, Class A1, 4.97%, 09/25/2065(a)(b)	3,727,062	3,732,288
Verus Securitization Trust
Series 2021-4, Class A2, 1.25%, 07/25/2066(a)(d)	1,229,153	1,055,565
Series 2021-8, Class A3, 2.49%, 11/25/2066(a)(d)	1,242,155	1,133,914
Series 2022-5, Class A3, 3.80%, 04/25/2067(a)(d)	758,650	710,161
Series 2023-3, Class A3, 6.74%, 03/25/2068(a)(b)	499,672	505,058
Visio Trust, Series 2021-1R, Class A3, 1.69%, 05/25/2056(a)	966,839	915,547
Vista Point Securitization Trust
Series 2024-CES1, Class A1, 6.68%, 05/25/2054(a)(b)	762,387	778,120
Series 2024-CES2, Class A1, 5.25%, 10/25/2054(a)(b)	340,398	342,394
Series 2024-CES2, Class A2, 5.66%, 10/25/2054(a)(b)	2,000,000	1,999,296
Series 2024-CES3, Class A1, 5.68%, 01/25/2055(a)(b)	770,888	780,702
Series 2025-CES1, Class A1, 5.81%, 04/25/2055(a)(b)	2,445,464	2,484,973
Series 2025-CES1, Class A2, 6.03%, 04/25/2055(a)(b)	3,069,000	3,085,735
Series 2025-CES2, Class A1, 5.60%, 08/25/2055(a)(b)	3,718,375	3,744,761
Series 2025-CES3, Class A1, 5.30%, 11/25/2055(a)(b)	4,331,472	4,341,815
WinWater Mortgage Loan Trust, Series 2015-A, Class AX1, 0.36%, 06/20/2045(a)(d)(e)	4,712,321	57,160
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $117,837,783)		116,112,755
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.4%
ACREC Trust, Series 2021-FL1, Class AS, 5.29% (1 mo. Term SOFR + 1.61%), 10/16/2036(a)	370,000	370,446
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class A, 5.60% (1 mo. Term SOFR + 1.93%), 01/20/2041(a)	1,000,000	1,004,266
BrightSpire Capital, Inc., Series 2021-FL1, Class AS, 5.39% (1 mo. Term SOFR + 1.71%), 08/19/2038(a)	2,000,000	1,996,218
BXP Trust, Series 2017-CQHP, Class A, 4.58% (1 mo. Term SOFR + 0.90%), 11/15/2034(a)	688,679	670,493
Commercial Mortgage Pass Through Certificates, Series 2025-SBX, Class B, 5.55%, 08/10/2041(a)(d)	2,000,000	2,018,368
GS Mortgage-Backed Securities Trust, Series 2018-TWR, Class B, 5.18% (1 mo. Term SOFR + 1.50%), 07/15/2031(a)(f)	775,000	391,322
Jabil, Inc., Series 2018-PTC, Class A, 5.18% (1 mo. Term SOFR + 1.50%), 04/15/2031(a)(f)	1,253,000	545,861

See accompanying notes which are an integral part of these financial statements.

51

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
KREF Ltd., Series 2021-FL2, Class A, 4.86% (1 mo. Term SOFR + 1.18%), 02/15/2039(a)	$186,263	$186,671
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL7, Class AS, 5.24% (1 mo. Term SOFR + 1.56%), 10/16/2036(a)	2,010,000	2,012,203
National Fuel Gas Co., Series 2019-MILE, Class A, 5.26% (1 mo. Term SOFR + 1.58%), 07/15/2036(a)	848,857	807,522
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.67%, 11/05/2038(a)(d)	500,000	502,732
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 5.83% (1 mo. Term SOFR + 2.15%), 02/15/2039(a)	1,000,000	999,907
Velocity Commercial Capital Loan Trust
Series 2021-2, Class A, 1.52%, 08/25/2051(a)(d)	2,462,380	2,165,055
Series 2021-3, Class A, 1.96%, 10/25/2051(a)(d)	1,514,607	1,285,047
Series 2021-4, Class A, 2.52%, 12/26/2051(a)(d)	833,404	726,143
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class C, 6.03%, 03/15/2038(a)(d)	4,000,000	4,015,684
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $21,374,947)		19,697,938
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 0.7%
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, 5.20% (30 day avg SOFR US + 1.50%), 10/25/2043(a)	268,964	269,732
Federal Home Loan Mortgage Corp.
Series 2016-SC02, Class M2, 3.64%, 10/25/2046(d)	1,043,683	1,016,003
Series 2022-DNA3, Class M1B, 6.60% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	3,111,000	3,190,010
Series 2025-HQA1, Class M1, 4.85% (30 day avg SOFR US + 1.15%), 02/25/2045(a)	763,865	766,009
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $5,290,243)		5,241,754
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 0.1%
Federal Home Loan Mortgage Corp., Series 5078, Class AB, 2.00%, 09/25/2035	22,247	22,223
Federal National Mortgage Association, Series 2017-61, Class K, 3.50%, 08/25/2046	384,836	375,803
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $409,272)		398,026

See accompanying notes which are an integral part of these financial statements.

52

ANGEL OAK ULTRASHORT INCOME FUND
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 3.7%
Money Market Funds — 2.7%
First American Government Obligations Fund - Class U, 3.63%(g)	21,482,711	$21,482,711

	Par
U.S. Treasury Bills — 1.0%
3.55%, 04/30/2026(h)	$8,000,000	7,930,880
TOTAL SHORT-TERM INVESTMENTS (Cost $29,414,168)		29,413,591
TOTAL INVESTMENTS — 102.0% (Cost $824,305,639)		$821,065,725
Liabilities in Excess of Other Assets — (2.0)%		(15,934,777)
TOTAL NET ASSETS — 100.0%		$805,130,948

Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of January 31, 2026, the value of these securities total $490,204,148 or 60.9% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of January 31, 2026.
(c)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2026.

(e)	Interest only security.
(f)	Issuer is currently in default and not accruing income.
(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(h)	The rate shown is the annualized yield as of January 31, 2026.
See accompanying notes which are an integral part of these financial statements.

53

Angel Oak UltraShort Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
January 31, 2026

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Eris SOFR 4 Year Swap	(213)	12/21/2026	$(19,864,657)	$345,103
U.S. Treasury 2 Year Notes	(143)	03/31/2026	(29,814,383)	26,312
Total Unrealized Appreciation (Depreciation)				$371,415

See accompanying notes which are an integral part of these financial statements.

54

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Par	Value
CORPORATE OBLIGATIONS — 88.0%
Basic Materials — 7.8%
Capstone Copper Corp., 6.75%, 03/31/2033(a)	$100,000	$103,680
Celanese US Holdings LLC, 7.38%, 02/15/2034	560,000	570,213
Century Aluminum Co., 6.88%, 08/01/2032(a)	580,000	601,354
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034(a)	1,150,000	1,205,220
Consolidated Energy Finance SA
6.50%, 05/15/2026(a)	500,000	495,367
5.63%, 10/15/2028(a)	200,000	165,250
12.00%, 02/15/2031(a)	700,000	588,805
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(a)	560,000	560,442
First Quantum Minerals Ltd., 7.25%, 02/15/2034(a)	1,600,000	1,682,133
Mercer International, Inc., 5.13%, 02/01/2029	750,000	464,087
Methanex US Operations, Inc., 6.25%, 03/15/2032(a)	1,110,000	1,145,327
Novelis Corp., 4.75%, 01/30/2030(a)	350,000	339,430
Olin Corp., 6.63%, 04/01/2033(a)	600,000	588,699
Taseko Mines Ltd., 8.25%, 05/01/2030(a)	1,050,000	1,115,827
		9,625,834
Communications — 4.7%
Cars.com, Inc., 6.38%, 11/01/2028(a)	500,000	500,573
CMG Media Corp., 8.88%, 06/18/2029(a)	250,000	216,782
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 07/01/2032(a)	910,000	836,757
CSC Holdings LLC, 5.50%, 04/15/2027(a)	100,000	88,341
Cumulus Media New Holdings, Inc., 8.00%, 07/01/2029(a)	509,000	143,793
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031(a)	1,230,000	1,267,993
Gen Digital, Inc., 6.25%, 04/01/2033(a)	500,000	502,947
Gray Media, Inc., 5.38%, 11/15/2031(a)	1,000,000	743,727
Lamar Media Corp., 4.88%, 01/15/2029	250,000	250,159
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030(a)	650,000	635,049
Univision Communications, Inc., 4.50%, 05/01/2029(a)	580,000	554,326
		5,740,447
Consumer, Cyclical — 10.6%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(a)	500,000	519,490
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(a)	41,667	41,718
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(a)	1,100,000	1,132,194
Caesars Entertainment, Inc., 4.63%, 10/15/2029(a)	1,320,000	1,268,299
Champ Acquisition Corp., 8.38%, 12/01/2031(a)	600,000	641,228
Cinemark USA, Inc., 7.00%, 08/01/2032(a)	1,020,000	1,056,109
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/2032(a)	1,080,000	1,118,518
FirstCash, Inc., 4.63%, 09/01/2028(a)	500,000	496,630
Goodyear Tire & Rubber Co., 6.63%, 07/15/2030	870,000	891,590
K Hovnanian Enterprises, Inc., 8.38%, 10/01/2033(a)	540,000	552,291
Lithia Motors, Inc., 3.88%, 06/01/2029(a)	610,000	590,422

See accompanying notes which are an integral part of these financial statements.

55

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Cyclical — (Continued)
NCL Corp. Ltd., 6.25%, 09/15/2033(a)	$560,000	$563,357
New Flyer Holdings, Inc., 9.25%, 07/01/2030(a)	550,000	592,940
New Red Finance, Inc., 4.38%, 01/15/2028(a)	250,000	248,675
Newell Brands, Inc., 8.50%, 06/01/2028(a)	540,000	566,544
Phinia, Inc., 6.75%, 04/15/2029(a)	495,000	512,314
Resideo Funding, Inc., 6.50%, 07/15/2032(a)	540,000	549,186
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032	530,000	549,766
Viking Cruises Ltd., 5.88%, 10/15/2033(a)	1,120,000	1,135,973
		13,027,244
Consumer, Non-cyclical — 13.3%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(a)	1,090,000	1,078,059
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(a)	250,000	263,555
B&G Foods, Inc., 8.00%, 09/15/2028(a)	400,000	378,002
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	250,000	254,893
Bidfair Holdings, Inc., 5.88%, 06/01/2029(a)	500,000	481,951
Chobani Holdco LLC, 8.75% (or 9.50% PIK), 10/01/2029(a)	327,434	349,807
Concentra Health Services, Inc., 6.88%, 07/15/2032(a)	600,000	628,953
DaVita, Inc., 6.88%, 09/01/2032(a)	850,000	876,101
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	500,000	509,140
EquipmentShare.com, Inc., 8.63%, 05/15/2032(a)	800,000	856,222
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(a)	820,000	831,556
Hertz Corp., 12.63%, 07/15/2029(a)	560,000	564,101
Korn Ferry, 4.63%, 12/15/2027(a)	250,000	249,410
Medline Borrower LP, 5.25%, 10/01/2029(a)	1,000,000	1,002,368
Molina Healthcare, Inc., 6.25%, 01/15/2033(a)	550,000	554,254
NESCO Holdings, Inc., 5.50%, 04/15/2029(a)	100,000	98,602
Performance Food Group, Inc.
4.25%, 08/01/2029(a)	500,000	489,936
6.13%, 09/15/2032(a)	250,000	257,077
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	1,150,000	1,132,056
Post Holdings, Inc., 6.38%, 03/01/2033(a)	1,120,000	1,129,535
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(a)	500,000	501,703
Simmons Foods, Inc., 4.63%, 03/01/2029(a)	550,000	530,448
Sotheby’s, 7.38%, 10/15/2027(a)	300,000	299,024
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030(a)	540,000	564,644
TreeHouse Foods, Inc., 4.00%, 09/01/2028	600,000	598,843
Upbound Group, Inc., 6.38%, 02/15/2029(a)	500,000	495,988
US Foods, Inc., 7.25%, 01/15/2032(a)	200,000	210,092
VT Topco, Inc., 8.50%, 08/15/2030(a)	1,100,000	1,127,962
		16,314,282
Diversified — 0.5%
Stena International SA, 7.25%, 01/15/2031(a)	625,000	642,608

See accompanying notes which are an integral part of these financial statements.

56

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Energy — 13.6%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029(a)	$790,000	$834,681
Antero Midstream Partners LP / Antero Midstream Finance Corp., 6.63%, 02/01/2032(a)	100,000	103,941
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(a)	860,000	891,989
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 07/15/2033(a)	100,000	103,615
Borr IHC Ltd. / Borr Finance LLC, 10.38%, 11/15/2030(a)	180,340	184,601
Bristow Group, Inc., 6.75%, 02/01/2033(a)	150,000	151,828
Calumet Specialty Products Partners LP / Calumet Finance Corp.
9.75%, 07/15/2028(a)	200,000	206,186
9.75%, 02/15/2031(a)	100,000	103,198
Comstock Resources, Inc., 5.88%, 01/15/2030(a)	1,220,000	1,191,096
CVR Energy, Inc., 7.88%, 02/15/2034(a)	1,310,000	1,301,011
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	1,140,000	1,190,310
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(a)	430,000	443,991
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(a)	350,000	368,719
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029(a)	280,000	280,220
Howard Midstream Energy Partners LLC, 6.63%, 01/15/2034(a)	250,000	256,756
Kinetik Holdings LP, 5.88%, 06/15/2030(a)	250,000	253,139
Kodiak Gas Services LLC, 6.50%, 10/01/2033(a)	580,000	594,357
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(a)	500,000	486,564
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	500,000	499,652
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	1,250,000	1,179,890
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual(a)	540,000	556,546
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(a)	1,110,000	1,127,094
TransMontaigne Partners LLC, 8.50%, 06/15/2030(a)	250,000	259,526
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029(a)	625,000	647,490
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)	2,070,000	1,822,311
8.38%, 06/01/2031(a)	700,000	716,425
Western Midstream Operating LP, 7.25%, 04/01/2030(a)	450,000	479,105
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(a)	500,000	508,143
		16,742,384
Financial — 21.1%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 5.25%, 04/15/2030(a)	500,000	477,254
Asurion LLC and Asurion Co.-Issuer, Inc., 8.00%, 12/31/2032(a)	150,000	156,818
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(a)	600,000	643,521
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(a)	910,000	879,684
Credit Acceptance Corp., 6.63%, 03/15/2030(a)	600,000	601,714

See accompanying notes which are an integral part of these financial statements.

57

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Encore Capital Group, Inc., 6.63%, 04/15/2031(a)	$560,000	$565,289
EZCORP, Inc., 7.38%, 04/01/2032(a)	830,000	886,252
Freedom Mortgage Holdings LLC, 7.88%, 04/01/2033(a)	2,160,000	2,204,576
GGAM Finance Ltd., 5.88%, 03/15/2030(a)	1,240,000	1,262,072
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	1,100,000	1,140,019
goeasy Ltd.
4.38%, 05/01/2026(a)	500,000	497,521
6.88%, 02/15/2031(a)	1,200,000	1,128,952
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026(a)	161,000	160,287
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033(a)	1,010,000	1,051,015
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031(a)	600,000	595,059
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030(a)	900,000	948,907
LD Holdings Group LLC, 6.13%, 04/01/2028(a)	400,000	379,368
Millrose Properties, Inc., 6.38%, 08/01/2030(a)	200,000	204,273
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031	500,000	370,922
OneMain Finance Corp., 7.13%, 11/15/2031	1,100,000	1,140,643
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	1,090,000	1,123,295
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(a)	450,000	444,800
PHH Corp., 9.88%, 11/01/2029(a)	800,000	819,184
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)	1,800,000	1,887,849
PRA Group, Inc.
5.00%, 10/01/2029(a)	500,000	458,470
8.88%, 01/31/2030(a)	100,000	100,803
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029(a)	790,000	829,235
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(a)	270,000	279,442
Rocket Cos., Inc., 7.13%, 02/01/2032(a)	1,050,000	1,097,866
Starwood Property Trust, Inc., 5.75%, 01/15/2031(a)	560,000	567,738
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030(a)	270,000	280,648
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(a)	350,000	361,371
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029(a)	940,000	915,077
UWM Holdings LLC, 6.25%, 03/15/2031(a)	830,000	825,275
Velocity Commercial Capital LLC, 9.38%, 02/15/2031(a)	100,000	101,625
Walker & Dunlop, Inc., 6.63%, 04/01/2033(a)	540,000	553,858
		25,940,682
Industrial — 12.9%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(a)	500,000	511,514
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033(a)	100,000	105,226
Axon Enterprise, Inc., 6.25%, 03/15/2033(a)	500,000	518,378
Beacon Mobility Corp., 7.25%, 08/01/2030(a)	800,000	838,000
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(a)	550,000	553,966
Builders FirstSource, Inc., 6.75%, 05/15/2035(a)	1,070,000	1,125,511
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(a)	600,000	605,097

See accompanying notes which are an integral part of these financial statements.

58

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Industrial — (Continued)
Coherent Corp., 5.00%, 12/15/2029(a)	$500,000	$498,290
Enerflex, Inc., 6.88%, 01/15/2031(a)	550,000	568,813
FTAI Aviation Investors LLC, 5.88%, 04/15/2033(a)	1,200,000	1,217,458
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(a)	280,000	288,601
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	1,260,000	1,240,393
Knife River Corp., 7.75%, 05/01/2031(a)	800,000	835,920
Moog, Inc., 4.25%, 12/15/2027(a)	250,000	248,841
Mueller Water Products, Inc., 4.00%, 06/15/2029(a)	300,000	292,216
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)	1,100,000	1,120,892
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	560,000	582,077
Reworld Holding Corp., 4.88%, 12/01/2029(a)	620,000	600,718
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	200,000	197,199
Seaspan Corp., 5.50%, 08/01/2029(a)	590,000	561,660
Sensata Technologies BV, 5.88%, 09/01/2030(a)	250,000	253,981
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(a)	1,110,000	1,184,020
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)	600,000	619,087
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032(a)	100,000	105,693
Trinity Industries, Inc., 7.75%, 07/15/2028(a)	100,000	103,284
Trivium Packaging Finance BV, 12.25%, 01/15/2031(a)	600,000	657,014
Urban One, Inc., 7.63%, 04/01/2031(a)	122,000	54,815
XPO, Inc., 7.13%, 06/01/2031(a)	270,000	280,540
		15,769,204
Technology — 1.9%
Amkor Technology, Inc., 5.88%, 10/01/2033(a)	500,000	510,177
CACI International, Inc., 6.38%, 06/15/2033(a)	400,000	415,515
Unisys Corp., 10.63%, 01/15/2031(a)	800,000	759,656
Zebra Technologies Corp., 6.50%, 06/01/2032(a)	570,000	587,508
		2,272,856
Utilities — 1.6%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(a)	560,000	568,781
NRG Energy, Inc., 6.25%, 11/01/2034(a)	500,000	513,552
Vistra Operations Co. LLC
7.75%, 10/15/2031(a)	100,000	105,859
6.88%, 04/15/2032(a)	250,000	262,812
VoltaGrid LLC, 7.38%, 11/01/2030(a)	550,000	557,357
		2,008,361
TOTAL CORPORATE OBLIGATIONS (Cost $108,142,180)		108,083,902
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 4.6%
Bellemeade Re Ltd.
Series 2024-1, Class B1, 9.25% (30 day avg SOFR US + 5.55%), 08/25/2034(a)	500,000	520,834
Series 2025-1, Class B1, 8.75% (30 day avg SOFR US + 5.05%), 10/25/2035(a)	500,000	507,576

See accompanying notes which are an integral part of these financial statements.

59

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Citigroup Mortgage Loan Trust, Inc., Series 2024-1, Class B5, 6.66%, 07/25/2054(a)(b)	$1,016,000	$828,936
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.83%, 08/25/2050(a)(b)	649,214	581,814
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class B5, 6.79%, 07/25/2054(a)(b)	1,160,000	959,834
New Residential Mortgage Loan Trust, Series 2015-1A, Class B6, 5.17%, 05/28/2052(a)(b)	1,226,795	1,037,186
Radnor RE Ltd., Series 2024-1, Class B1, 8.85% (30 day avg SOFR US + 5.15%), 09/25/2034(a)	500,000	522,965
Rate Mortgage Trust, Series 2024-J1, Class B5, 6.43%, 07/25/2054(a)(b)	929,000	713,884
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $5,752,915)		5,673,029

	Shares
EXCHANGE TRADED FUNDS — 3.3%
iShares Broad USD High Yield Corporate Bond ETF	107,905	4,061,544
TOTAL EXCHANGE TRADED FUNDS (Cost $4,049,761)		4,061,544

	Par
ASSET-BACKED SECURITIES — 3.3%
Automobile — 1.4%
ACM Auto Trust, Series 2025-4A, Class B, 8.42%, 08/20/2032(a)	$200,000	201,907
Exeter Automobile Receivables Trust, Series 2022-2A, Class E, 6.34%, 10/15/2029(a)	200,000	195,463
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 04/15/2031(a)	500,000	468,505
Research-Driven Pagaya Motor Asset Trust, Series 2025-3A, Class E, 11.09%, 02/27/2034(a)	500,000	501,243
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026(a)	347,466	349,052
		1,716,170
Consumer — 1.9%
ACHD Trust
Series 2025-DS1, Class B, 9.38%, 01/09/2034(a)	250,000	254,241
Series 2025-DS1, Class C, 11.33%, 01/09/2034(a)	250,000	251,870
Affirm, Inc., Series 2024-A, Class E, 9.17%, 02/15/2029(a)	100,000	100,313
AMDR ABS Trust, Series 2025-1A, Class B, 9.69%, 12/19/2033(a)	250,000	254,607
Pagaya AI Debt Selection Trust
Series 2025-5, Class E, 9.70%, 03/15/2033(a)	499,981	505,847
Series 2025-6, Class E, 8.48%, 04/15/2033(a)	200,000	200,585
Series 2025-8, Class E, 9.57%, 07/15/2033(a)	250,000	251,485
Series 2026-1, Class E, 9.23%, 09/15/2033(a)	250,000	250,000

See accompanying notes which are an integral part of these financial statements.

60

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Purchasing Power Funding, Series 2024-A, Class E, 10.18%, 08/15/2028(a)	$200,000	$200,781
Upstart Securitization Trust, Series 2023-1, Class C, 11.10%, 02/20/2033(a)	55,992	57,050
		2,326,779
TOTAL ASSET-BACKED SECURITIES (Cost $4,042,722)		4,042,949

	Shares
COMMON STOCKS — 0.2%
Energy — 0.2%
Enviva Escrow(c)(d)	400,000	0
Enviva LLC(d)	14,555	218,325
TOTAL COMMON STOCKS (Cost $502,758)		218,325
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
First American Government Obligations Fund - Class U, 3.63%(e)	699,310	699,310
TOTAL SHORT-TERM INVESTMENTS (Cost $699,310)		699,310
TOTAL INVESTMENTS — 100.0% (Cost $123,189,646)		$122,779,059
Liabilities in Excess of Other Assets — (0.0)%(f)		(44,130)
TOTAL NET ASSETS — 100.0%		$122,734,929

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of January 31, 2026, the value of these securities total $110,141,638 or 89.7% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2026.

(c)
As of January 31, 2026, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $0 or 0.0% of net assets. Value determined using significant unobservable inputs.

(d)	Non-income producing security. Income is not being accrued.
(e)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(f)	Represents less than 0.05% of net assets.
See accompanying notes which are an integral part of these financial statements.

61

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 58.4%
ATLX Trust
Series 2024-RPL1, Class A2, 4.41%, 04/25/2064(a)(b)	$500,000	$492,077
Series 2024-RPL1, Class M1, 4.41%, 04/25/2064(a)(b)	1,000,000	969,655
Chase Home Lending Mortgage Trust, Series 2024-8, Class A5A, 5.50%, 08/25/2055(a)(b)	2,500,005	2,521,603
CIM Trust
Series 2022-R1, Class M3, 4.00%, 01/25/2061(a)(b)	1,000,000	842,229
Series 2023-R3, Class A1B, 4.50%, 01/25/2063(a)(b)	1,000,000	797,069
Colony American Finance Ltd., Series 2020-4, Class D, 2.71%, 12/15/2052(a)	300,000	271,535
COLT Funding LLC
Series 2021-1, Class M1, 2.29%, 06/25/2066(a)(b)	1,179,000	941,006
Series 2021-3, Class M1, 2.30%, 09/27/2066(a)(b)	135,000	102,589
Series 2022-1, Class B2, 4.09%, 12/27/2066(a)(b)	1,300,000	1,122,229
Series 2022-2, Class B1, 3.95%, 02/25/2067(a)(b)	500,000	426,061
Series 2022-3, Class A1, 3.90%, 02/25/2067(a)(b)	5,328,576	5,255,015
Series 2022-3, Class B1, 4.22%, 02/25/2067(a)(b)	2,000,000	1,789,396
Credit Suisse Mortgage Capital Certificates
Series 2021-AFC1, Class M1, 2.19%, 03/25/2056(a)(b)	1,000,000	631,293
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066(a)(b)	50,000	38,872
Series 2021-NQM5, Class A3, 1.35%, 05/25/2066(a)(b)	1,162,018	1,008,742
Series 2021-NQM8, Class A3, 2.41%, 10/25/2066(a)(b)	1,229,710	1,104,096
Series 2022-ATH2, Class B1, 4.98%, 05/25/2067(a)(b)	1,750,000	1,655,651
Deephaven Residential Mortgage Trust
Series 2021-2, Class M1, 2.22%, 04/25/2066(a)(b)	100,000	78,847
Series 2021-3, Class B1, 3.27%, 08/25/2066(a)(b)	700,000	539,725
Ellington Financial Mortgage Trust
Series 2021-1, Class B2, 4.14%, 02/25/2066(a)(b)	777,000	612,614
Series 2021-2, Class M1, 2.30%, 06/25/2066(a)(b)	139,000	97,710
Series 2021-3, Class B2, 4.29%, 09/25/2066(a)(b)	1,000,000	758,908
Series 2022-1, Class B1, 3.86%, 01/25/2067(a)(b)	750,000	575,342
Series 2022-4, Class B1, 5.88%, 09/25/2067(a)(b)	1,000,000	1,007,680
FIGRE Trust
Series 2024-HE1, Class D, 7.19%, 03/25/2054(a)(b)	156,824	160,387
Series 2025-HE1, Class D, 6.59%, 01/25/2055(a)(b)	2,000,000	2,056,488
Series 2025-HE5, Class D, 6.36%, 08/25/2055(a)(b)	2,900,000	2,956,701
Series 2025-HE6, Class D, 6.04%, 09/25/2055(a)(b)	2,000,000	1,997,496
Series 2025-HE7, Class D, 6.20%, 11/25/2055(a)(b)	2,000,000	1,994,706
Series 2025-HE8, Class D, 6.30%, 11/25/2055(a)(b)	2,000,000	2,010,872
Series 2025-PF2, Class D, 6.14%, 10/25/2055(a)(b)	853,000	852,620
Series 2026-HE1, Class D, 6.12%, 01/25/2056(a)(b)	2,000,000	2,005,704
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(b)	782,722	660,652
Series 2021-PJ9, Class A13, 2.00%, 02/26/2052(a)(b)	1,500,000	952,109
Series 2021-PJ9, Class A4, 2.50%, 02/26/2052(a)(b)	1,331,209	1,107,040

See accompanying notes which are an integral part of these financial statements.

62

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Hyundai Auto Receivables Trust, Series 2021-NQM1, Class A3, 1.62%, 06/25/2056(a)(b)	$177,062	$158,260
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(a)	997,499	983,286
JP Morgan Mortgage Trust
Series 2019-6, Class B3, 4.26%, 12/25/2049(a)(b)	81,835	77,463
Series 2020-3, Class B4, 3.83%, 08/25/2050(a)(b)	320,391	287,129
Series 2021-1, Class A3, 2.50%, 06/25/2051(a)(b)	1,316,196	1,114,726
Series 2021-12, Class A8, 2.50%, 02/25/2052(a)(b)	1,500,000	1,255,667
Series 2021-13, Class A5, 2.50%, 04/25/2052(a)(b)	1,499,999	1,048,559
Series 2021-4, Class A3, 2.50%, 08/25/2051(a)(b)	980,765	833,727
Series 2021-6, Class A4, 2.50%, 10/25/2051(a)(b)	919,021	834,129
Series 2023-4, Class 1A2, 6.00%, 11/25/2053(a)(b)	648,048	654,475
Series 2023-6, Class AX1, 0.23%, 12/26/2053(a)(b)(c)	16,712,101	17,347
Series 2024-5, Class B4, 6.91%, 11/25/2054(a)(b)	391,929	384,132
Series 2025-CES2, Class M1, 6.24%, 06/25/2055(a)(d)	1,000,000	1,022,312
JP Morgan Wealth Management, Series 2020-ATR1, Class A5, 3.00%, 02/25/2050(a)(b)	1,887,300	1,648,703
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A15, 3.00%, 04/25/2052(a)(b)	1,974,982	1,712,718
MFRA Trust
Series 2021-INV2, Class M1, 3.20%, 11/25/2056(a)(b)	2,000,000	1,678,928
Series 2021-RPL1, Class A2, 2.07%, 07/25/2060(a)(b)	500,000	434,311
Series 2021-RPL1, Class M2, 2.85%, 07/25/2060(a)(b)	1,000,000	857,227
Mill City Mortgage Trust, Series 2017-2, Class M3, 3.25%, 07/25/2059(a)(b)	160,000	153,008
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-3, Class B4, 6.55%, 09/25/2053(a)(b)	250,000	226,083
Series 2024-3, Class A9, 6.00%, 07/25/2054(a)(b)	1,810,024	1,834,396
New Residential Mortgage Loan Trust
Series 2019-2A, Class B6, 4.71%, 12/25/2057(a)(b)	291,811	245,400
Series 2015-1A, Class B6, 5.17%, 05/28/2052(a)(b)	654,290	553,166
Series 2022-NQM4, Class A3, 5.00%, 06/25/2062(a)(d)	2,453,660	2,398,047
Series 2025-NQM5, Class M1, 6.09%, 08/25/2065(a)(b)	1,750,000	1,745,072
Onslow Bay Mortgage Loan Trust
Series 2021-J2, Class A1, 2.50%, 07/25/2051(a)(b)	739,664	622,058
Series 2021-J3, Class A7, 2.50%, 10/25/2051(a)(b)	1,500,000	1,049,868
Series 2021-NQM1, Class A1, 1.07%, 02/25/2066(a)(b)	577,388	508,285
Series 2021-NQM2, Class A3, 1.56%, 05/25/2061(a)(b)	561,547	476,458
Series 2022-INV1, Class A18, 3.00%, 12/25/2051(a)(b)	155,787	134,659
Series 2022-J2, Class A10, 3.00%, 08/25/2052(a)(b)	2,057,000	1,534,631
Pretium Mortgage Credit Partners LLC
Series 2025-RPL1, Class A1, 4.00%, 07/25/2069(a)(d)	1,819,682	1,794,816
Series 2025-RPL1, Class A2, 4.00%, 07/25/2069(a)(d)	2,000,000	1,930,372
Series 2025-RPL2, Class A2, 4.00%, 08/25/2064(a)(d)	2,000,000	1,925,926
Provident Funding Mortgage Trust, Series 2021-INV1, Class A14, 2.50%, 08/25/2051(a)(b)	1,550,155	1,303,354

See accompanying notes which are an integral part of these financial statements.

63

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
PRPM LLC
Series 2025-RCF1, Class A2, 4.50%, 02/25/2055(a)(d)	$1,500,000	$1,489,906
Series 2025-RCF1, Class A3, 4.50%, 02/25/2055(a)(d)	1,250,000	1,238,160
Rate Mortgage Trust
Series 2021-HB1, Class A1, 2.50%, 12/25/2051(a)(b)	1,189,971	1,000,515
Series 2021-J3, Class A25, 2.50%, 10/25/2051(a)(b)	500,000	343,249
RCKT Mortgage Trust
Series 2021-5, Class A1, 2.50%, 11/25/2051(a)(b)	3,866,607	3,286,918
Series 2022-4, Class A2, 3.50%, 06/25/2052(a)(b)	695,257	627,360
Saluda Grade Mortgage Funding LLC
Series 2022-SEQ2, Class A3, 4.50%, 02/25/2052(a)(b)	750,000	739,648
Series 2023-FIG4, Class A, 6.72%, 11/25/2053(a)(b)	631,272	652,295
Series 2025-LOC5, Class B1, 7.42% (1 mo. Term SOFR + 3.75%), 10/25/2055(a)	410,000	413,751
Series 2026-HB1, Class M3, 0.00% (1 mo. Term SOFR + 2.45%), 04/25/2056(a)	1,000,000	1,000,000
Sequoia Mortgage Trust, Series 2026-1, Class A1, 5.00%, 02/25/2056(a)(b)	2,500,000	2,490,265
SGR Residential Mortgage Trust
Series 2021-1, Class A3, 1.56%, 07/25/2061(a)(b)	2,079,131	1,755,874
Series 2021-1, Class M1, 2.50%, 07/25/2061(a)(b)	744,000	509,100
Series 2021-2, Class B2, 4.04%, 12/25/2061(a)(b)	910,000	645,747
Starwood Mortgage Residential Trust
Series 2022-2, Class A1, 3.17%, 02/25/2067(a)(b)	1,355,867	1,322,294
Series 2022-3, Class A1, 4.16%, 03/25/2067(a)(b)	180,651	181,924
Series 2022-3, Class A3, 4.16%, 03/25/2067(a)(b)	903,253	866,901
Towd Point Mortgage Trust
Series 2020-4, Class M1, 2.88%, 10/25/2060(a)	565,000	457,767
Series 2024-4, Class A2, 4.59%, 10/27/2064(a)(b)	500,000	477,933
Series 2024-4, Class M1, 4.59%, 10/27/2064(a)(b)	500,000	460,218
Verus Securitization Trust
Series 2021-3, Class B1, 3.20%, 06/25/2066(a)(b)	1,750,000	1,344,763
Series 2021-3, Class M1, 2.40%, 06/25/2066(a)(b)	1,000,000	763,664
Series 2021-5, Class M1, 2.33%, 09/25/2066(a)(b)	250,000	192,755
Series 2021-8, Class B1, 4.24%, 11/25/2066(a)(b)	1,000,000	877,579
Series 2022-2, Class B1, 4.27%, 02/25/2067(a)(b)	1,300,000	1,072,874
Series 2022-3, Class A3, 4.13%, 02/25/2067(a)(b)	195,843	188,546
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A3, 2.50%, 06/25/2051(a)(b)	282,715	250,976
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $97,373,797)		98,484,399

See accompanying notes which are an integral part of these financial statements.

64

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 38.8%
Federal Home Loan Mortgage Corp.
Pool QJ6122, 5.00%, 10/01/2054	$1,883,831	$1,883,820
Pool QJ7063, 5.50%, 10/01/2054	2,263,894	2,304,469
Pool QX0791, 5.50%, 12/01/2054	1,891,310	1,926,982
Pool RA3515, 2.50%, 09/01/2050	3,933,896	3,381,129
Pool RA4179, 2.50%, 12/01/2050	4,420,649	3,766,704
Pool RC1914, 2.00%, 06/01/2036	263,833	244,498
Pool SD0803, 3.00%, 01/01/2052	702,199	626,681
Pool SD1581, 2.50%, 09/01/2052	2,659,362	2,270,726
Pool SD4663, 6.00%, 01/01/2054	2,668,365	2,741,625
Pool SD5470, 5.00%, 03/01/2053	1,907,216	1,919,124
Pool SD6141, 6.00%, 08/01/2054	1,596,503	1,637,091
Pool SD6443, 6.00%, 10/01/2053	1,297,551	1,336,445
Pool SD8150, 2.00%, 06/01/2051	3,643,161	2,981,960
Pool SD8160, 2.00%, 08/01/2051	1,981,727	1,618,525
Pool SD8243, 3.50%, 09/01/2052	286,202	264,881
Pool SD8272, 3.00%, 12/01/2052	3,056,642	2,716,453
Pool SD8447, 6.00%, 07/01/2054	677,486	695,133
Pool SD8506, 5.50%, 02/01/2055	2,139,431	2,170,089
Pool SL3161, 3.50%, 08/01/2053	982,329	910,990
Federal National Mortgage Association
Pool BF0496, 3.00%, 07/01/2060	867,604	771,857
Pool BR0948, 2.00%, 04/01/2051	1,463,315	1,191,106
Pool BU1842, 2.00%, 01/01/2052	2,493,998	2,028,500
Pool CA7528, 2.50%, 10/01/2050	1,072,872	913,401
Pool CB2795, 3.00%, 02/01/2052	2,326,544	2,070,520
Pool CB3770, 3.50%, 06/01/2052	1,782,768	1,651,713
Pool CB5906, 5.50%, 03/01/2053	2,561,353	2,612,063
Pool DC6402, 5.00%, 11/01/2054	1,954,207	1,954,195
Pool FM6099, 2.00%, 02/01/2051	1,158,989	942,667
Pool FP0069, 2.50%, 01/01/2052	1,735,738	1,482,620
Pool FS2531, 2.00%, 06/01/2052	3,249,911	2,650,943
Pool FS9287, 5.50%, 09/01/2054	1,903,955	1,934,510
Pool MA4237, 2.00%, 01/01/2051	5,076,426	4,162,243
Pool MA4599, 3.00%, 05/01/2052	3,743,364	3,322,067
Pool MA4839, 4.00%, 12/01/2052	1,025,242	979,379
Pool MA5139, 6.00%, 09/01/2053	1,178,086	1,210,246
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $64,507,582)		65,275,355

See accompanying notes which are an integral part of these financial statements.

65

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 3.5%
Money Market Funds — 3.5%
First American Government Obligations Fund - Class U, 3.63%(e)	5,944,580	$5,944,580
TOTAL SHORT-TERM INVESTMENTS (Cost $5,944,580)		5,944,580
TOTAL INVESTMENTS — 100.7% (Cost $167,825,959)		$169,704,334
Liabilities in Excess of Other Assets — (0.7)%		(1,100,163)
TOTAL NET ASSETS — 100.0%		$168,604,171

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of January 31, 2026, the value of these securities total $98,484,399 or 58.4% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2026.

(c)	Interest only security.
(d)	Step coupon bond. The rate disclosed is as of January 31, 2026.
(e)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
See accompanying notes which are an integral part of these financial statements.

66

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF
SCHEDULE OF OPEN FUTURES CONTRACTS
January 31, 2026

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(7)	03/20/2026	$(782,797)	$6,210
U.S. Treasury 5 Year Notes	(43)	03/31/2026	$(4,683,976)	$(5,932)
Total Unrealized Appreciation (Depreciation)				$278

See accompanying notes which are an integral part of these financial statements.

67

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2026

	Par	Value
CORPORATE OBLIGATIONS — 24.2%
Basic Materials — 1.4%
ArcelorMittal SA, 6.55%, 11/29/2027	$4,800,000	$4,997,568
Cabot Corp., 3.40%, 09/15/2026	2,250,000	2,237,349
Consolidated Energy Finance SA, 6.50%, 05/15/2026(a)	761,000	753,950
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(a)	275,000	275,217
FMC Corp., 3.20%, 10/01/2026	3,400,000	3,368,917
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027(a)	5,650,000	5,438,032
Methanex Corp., 5.13%, 10/15/2027	350,000	351,164
Mosaic Global Holdings, Inc., 7.30%, 01/15/2028	950,000	1,001,279
		18,423,476
Communications — 0.1%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027(a)	328,000	329,767
Nexstar Media, Inc., 5.63%, 07/15/2027(a)	450,000	450,340
		780,107
Consumer, Cyclical — 3.7%
AutoNation, Inc., 1.95%, 08/01/2028	5,381,000	5,094,744
Carnival Corp., 4.00%, 08/01/2028(a)	5,785,000	5,728,035
Delta Air Lines, Inc., 4.95%, 07/10/2028	5,210,000	5,300,775
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	4,800,000	4,646,747
General Motors Co., 5.35%, 04/15/2028	1,070,000	1,097,229
General Motors Financial Co., Inc.
5.40%, 04/06/2026	600,000	601,585
2.40%, 04/10/2028	3,400,000	3,281,635
Meritage Homes Corp., 5.13%, 06/06/2027	2,100,000	2,115,757
Newell Brands, Inc., 8.50%, 06/01/2028(a)	800,000	839,324
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026(a)	2,126,000	2,125,369
5.50%, 04/01/2028(a)	5,565,000	5,680,536
Southwest Airlines Co.
3.00%, 11/15/2026	3,800,000	3,770,941
4.38%, 11/15/2028	1,410,000	1,417,989
Toll Brothers Finance Corp., 4.88%, 03/15/2027	2,153,000	2,167,811
United Airlines, Inc., 4.38%, 04/15/2026(a)	5,280,000	5,279,112
		49,147,589
Consumer, Non-cyclical — 2.2%
Ashtead Capital, Inc., 1.50%, 08/12/2026(a)	2,608,000	2,569,317
Conagra Brands, Inc.
1.38%, 11/01/2027	4,090,000	3,904,637
7.00%, 10/01/2028	1,560,000	1,666,176
Global Payments, Inc., 4.95%, 08/15/2027	2,058,000	2,082,875
HCA, Inc., 5.20%, 06/01/2028	2,050,000	2,100,678
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	5,815,000	5,879,346
Kraft Heinz Foods Co., 3.00%, 06/01/2026	4,800,000	4,784,823
Universal Health Services, Inc., 1.65%, 09/01/2026	5,565,000	5,483,997
		28,471,849

See accompanying notes which are an integral part of these financial statements.

68

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Energy — 2.3%
Continental Resources, Inc.
2.27%, 11/15/2026(a)	$3,400,000	$3,349,315
4.38%, 01/15/2028	2,720,000	2,724,373
Enbridge, Inc., 4.60%, 06/20/2028	2,080,000	2,109,311
EQT Corp.
3.13%, 05/15/2026(a)	1,907,000	1,901,072
6.50%, 07/01/2027	2,385,000	2,436,394
3.90%, 10/01/2027	1,493,000	1,488,066
Occidental Petroleum Corp., 3.20%, 08/15/2026	3,100,000	3,083,666
ONEOK, Inc., 4.55%, 07/15/2028	2,000,000	2,018,145
Ovintiv, Inc., 5.65%, 05/15/2028	498,000	513,742
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	800,000	799,443
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 01/15/2028	5,565,000	5,572,322
Venture Global LNG, Inc., 8.13%, 06/01/2028(a)	800,000	819,538
Western Midstream Operating LP, 4.75%, 08/15/2028	4,050,000	4,102,196
		30,917,583
Financial — 8.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/2028	5,785,000	5,613,374
Air Lease Corp., 1.88%, 08/15/2026	4,800,000	4,744,913
Aircastle Ltd.
2.85%, 01/26/2028(a)	3,400,000	3,310,137
6.50%, 07/18/2028(a)	1,480,000	1,555,892
Ally Financial, Inc., 2.20%, 11/02/2028	5,210,000	4,940,950
Ares Capital Corp.
7.00%, 01/15/2027	4,000,000	4,108,004
2.88%, 06/15/2027	335,000	328,959
2.88%, 06/15/2028	1,785,000	1,713,596
Athene Global Funding
5.52%, 03/25/2027(a)	2,779,000	2,821,110
4.83%, 05/09/2028(a)	2,436,000	2,463,818
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027(a)	2,005,000	1,947,664
2.75%, 02/21/2028(a)	1,585,000	1,539,109
6.38%, 05/04/2028(a)	2,610,000	2,717,096
Barclays PLC, 5.20%, 05/12/2026	5,105,000	5,122,446
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027(a)	800,000	790,018
Comerica, Inc., 3.80%, 07/22/2026	3,400,000	3,386,179
Cooperatieve Rabobank UA, 3.75%, 07/21/2026	4,880,000	4,873,139
Crown Castle, Inc.
2.90%, 03/15/2027	330,000	325,981
3.80%, 02/15/2028	3,240,000	3,219,968
Fifth Third Bank NA, 3.85%, 03/15/2026	3,450,000	3,449,642
Freedom Mortgage Corp., 6.63%, 01/15/2027(a)	800,000	799,772
GGAM Finance Ltd., 8.00%, 02/15/2027(a)	250,000	254,420

See accompanying notes which are an integral part of these financial statements.

69

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	$850,000	$880,924
Global Payments, Inc., 4.80%, 04/01/2026	2,750,000	2,752,878
goeasy Ltd., 4.38%, 05/01/2026(a)	260,000	258,711
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026(a)	2,885,000	2,872,221
8.00%, 06/15/2027(a)	3,260,000	3,380,980
Host Hotels & Resorts LP, 4.25%, 12/15/2028	5,731,000	5,744,685
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 08/15/2028(a)	610,000	591,865
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026(a)	800,000	799,210
KeyBank NA, 3.40%, 05/20/2026	1,915,000	1,912,055
Lloyds Banking Group PLC, 4.65%, 03/24/2026	700,000	700,832
LPL Holdings, Inc.
5.70%, 05/20/2027	2,410,000	2,455,445
4.63%, 11/15/2027(a)	2,800,000	2,788,553
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028(a)	5,210,000	5,293,321
Manufacturers & Traders Trust Co., 3.40%, 08/17/2027	500,000	495,344
OneMain Finance Corp., 3.50%, 01/15/2027	400,000	395,229
PRA Group, Inc., 8.38%, 02/01/2028(a)	800,000	808,777
Radian Group, Inc., 4.88%, 03/15/2027	3,350,000	3,363,877
Starwood Property Trust, Inc., 4.38%, 01/15/2027(a)	300,000	298,185
Synchrony Bank, 5.63%, 08/23/2027	3,425,000	3,488,699
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(a)	400,000	400,648
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 4.75%, 04/15/2028(a)	200,000	199,673
VICI Properties LP / VICI Note Co., Inc.
5.75%, 02/01/2027(a)	580,000	586,246
3.75%, 02/15/2027(a)	5,565,000	5,534,387
		106,028,932
Industrial — 4.1%
Amcor Finance USA, Inc., 3.63%, 04/28/2026	3,950,000	3,945,409
Arrow Electronics, Inc.
7.50%, 01/15/2027	1,100,000	1,128,879
3.88%, 01/12/2028	5,045,000	5,019,176
Avnet, Inc.
4.63%, 04/15/2026	274,000	274,037
6.25%, 03/15/2028	5,511,000	5,720,253
Black & Decker Holdings, Inc., 7.05%, 07/01/2028(a)	3,950,000	4,127,351
Boeing Co.
2.75%, 02/01/2026	2,580,000	2,580,000
3.10%, 05/01/2026	832,000	830,035
Flex Ltd.
3.75%, 02/01/2026	1,050,000	1,050,000
6.00%, 01/15/2028	5,147,000	5,319,193
GATX Corp.
3.25%, 09/15/2026	1,298,000	1,291,390
3.50%, 03/15/2028	670,000	662,025

See accompanying notes which are an integral part of these financial statements.

70

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Industrial — (Continued)
Hexcel Corp., 4.20%, 02/15/2027	$990,000	$988,847
MasTec, Inc., 4.50%, 08/15/2028(a)	5,210,000	5,201,218
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027(a)	300,000	301,739
Sealed Air Corp., 1.57%, 10/15/2026(a)	3,400,000	3,343,611
Silgan Holdings, Inc., 1.40%, 04/01/2026(a)	4,995,000	4,967,979
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028(a)	850,000	853,199
XPO, Inc., 6.25%, 06/01/2028(a)	5,970,000	6,084,624
		53,688,965
Technology — 1.2%
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	2,250,000	2,224,224
4.25%, 04/01/2028	2,650,000	2,641,907
Fiserv, Inc., 2.25%, 06/01/2027	5,650,000	5,518,964
Oracle Corp., 2.30%, 03/25/2028	5,785,000	5,527,246
		15,912,341
Utilities — 1.1%
National Fuel Gas Co., 5.50%, 10/01/2026	3,350,000	3,381,357
NRG Energy, Inc., 2.45%, 12/02/2027(a)	5,860,000	5,668,743
Vistra Operations Co. LLC
5.05%, 12/30/2026(a)	1,450,000	1,463,792
3.70%, 01/30/2027(a)	2,530,000	2,522,461
4.30%, 10/15/2028(a)	2,165,000	2,166,221
		15,202,574
TOTAL CORPORATE OBLIGATIONS (Cost $317,167,348)		318,573,416
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 22.8%
Federal Home Loan Mortgage Corp.
Series K-F100, Class AL, 4.03% (30 day avg SOFR US + 0.24%), 11/25/2027	3,629,839	3,615,987
Series K-F100, Class AS, 3.97% (30 day avg SOFR US + 0.18%), 01/25/2028	3,275,450	3,267,471
Series K-F101, Class AS, 3.99% (30 day avg SOFR US + 0.20%), 01/25/2031	69,953	69,266
Series K-F102, Class AS, 3.99% (30 day avg SOFR US + 0.20%), 01/25/2031	25,536,310	25,200,814
Series K-F103, Class AS, 4.03% (30 day avg SOFR US + 0.24%), 01/25/2031	11,033,997	10,902,218
Series K-F104, Class AS, 4.04% (30 day avg SOFR US + 0.25%), 01/25/2031	2,368,513	2,357,857
Series K-F105, Class AS, 4.04% (30 day avg SOFR US + 0.25%), 02/25/2031	10,945,712	10,872,036
Series K-F106, Class AS, 4.04% (30 day avg SOFR US + 0.25%), 01/25/2031	4,905,149	4,850,756

See accompanying notes which are an integral part of these financial statements.

71

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series K-F108, Class AS, 4.04% (30 day avg SOFR US + 0.25%), 02/25/2031	$5,093,148	$5,069,654
Series K-F109, Class AS, 4.03% (30 day avg SOFR US + 0.24%), 03/25/2031	271,707	269,957
Series K-F111, Class AS, 4.03% (30 day avg SOFR US + 0.24%), 03/25/2031	6,407,357	6,367,157
Series K-F112, Class AS, 4.02% (30 day avg SOFR US + 0.23%), 04/25/2031	4,965,191	4,902,287
Series K-F113, Class AS, 4.02% (30 day avg SOFR US + 0.23%), 05/25/2028	5,001,508	4,975,995
Series K-F114, Class AS, 4.01% (30 day avg SOFR US + 0.22%), 05/25/2031	7,439,941	7,341,875
Series K-F115, Class AS, 4.00% (30 day avg SOFR US + 0.21%), 06/25/2031	5,094,736	5,026,044
Series K-F117, Class AS, 4.03% (30 day avg SOFR US + 0.24%), 06/25/2031	2,696,503	2,665,768
Series K-F118, Class AS, 3.99% (30 day avg SOFR US + 0.20%), 07/25/2028	3,408,089	3,385,967
Series K-F119, Class AS, 4.00% (30 day avg SOFR US + 0.21%), 07/25/2031	9,306,819	9,244,650
Series K-F120, Class AS, 3.99% (30 day avg SOFR US + 0.20%), 08/25/2031	24,714,820	24,549,774
Series K-F121, Class AS, 3.97% (30 day avg SOFR US + 0.18%), 08/25/2028	6,819,741	6,770,079
Series K-F122, Class AS, 3.98% (30 day avg SOFR US + 0.19%), 09/25/2031	5,732,678	5,705,098
Series KF123, Class AS, 3.99% (30 day avg SOFR US + 0.20%), 09/25/2028	3,263,941	3,240,817
Series KF124, Class AS, 4.01% (30 day avg SOFR US + 0.22%), 10/25/2031	4,649,862	4,618,364
Series KF125, Class AS, 4.01% (30 day avg SOFR US + 0.22%), 10/25/2028	6,548,531	6,505,114
Series KF126, Class AS, 4.03% (30 day avg SOFR US + 0.24%), 11/25/2031	5,566,278	5,538,040
Series KF-127, Class AS, 4.00% (30 day avg SOFR US + 0.21%), 12/25/2028	23,960,907	23,848,075
Series KF128, Class AS, 4.02% (30 day avg SOFR US + 0.23%), 12/25/2031	8,615,751	8,539,450
Series KF129, Class AS, 4.04% (30 day avg SOFR US + 0.25%), 01/25/2029	8,234,821	8,182,670
Series KF130, Class AS, 4.08% (30 day avg SOFR US + 0.29%), 01/25/2029	1,683,433	1,679,955
Series KF132, Class AS, 4.18% (30 day avg SOFR US + 0.39%), 02/25/2032	4,710,802	4,710,058
Series KF133, Class AS, 4.16% (30 day avg SOFR US + 0.37%), 02/25/2029	926,898	923,875

See accompanying notes which are an integral part of these financial statements.

72

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series KF134, Class AS, 4.20% (30 day avg SOFR US + 0.41%), 03/25/2032	$1,044,875	$1,043,406
Series KF136, Class AS, 4.20% (30 day avg SOFR US + 0.41%), 04/25/2032	713,706	711,178
Series KF141, Class AS, 4.36% (30 day avg SOFR US + 0.57%), 07/25/2032	870,754	873,815
Series KF155, Class AS, 4.46% (30 day avg SOFR US + 0.67%), 02/25/2030	181,994	182,409
Series KF160, Class AS, 4.49% (30 day avg SOFR US + 0.70%), 10/25/2030	459,271	462,037
Series KF166, Class AS, 4.39% (30 day avg SOFR US + 0.60%), 01/25/2032	5,000,000	5,008,815
Series KF169, Class AS, 4.35% (30 day avg SOFR US + 0.56%), 11/25/2035	10,000,000	10,012,460
Series KF37, Class A, 4.26% (30 day avg SOFR US + 0.47%), 09/25/2027	644,525	644,928
Series KF57, Class A, 4.44% (30 day avg SOFR US + 0.65%), 12/25/2028	170,369	171,146
Series KF59, Class A, 4.44% (30 day avg SOFR US + 0.65%), 02/25/2029	701,319	703,348
Series KF61, Class A, 4.43% (30 day avg SOFR US + 0.64%), 03/25/2029	569,188	570,838
Series KF67, Class A, 4.42% (30 day avg SOFR US + 0.63%), 08/25/2029	236,278	237,112
Series KF75, Class AS, 4.33% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	917,147	918,941
Series KF81, Class AS, 4.19% (30 day avg SOFR US + 0.40%), 06/25/2027	1,828,788	1,828,135
Series KF82, Class AS, 4.21% (30 day avg SOFR US + 0.42%), 06/25/2030	5,261,963	5,246,146
Series KF85, Class AS, 4.12% (30 day avg SOFR US + 0.33%), 08/25/2030	824,675	819,327
Series KF88, Class AL, 4.23% (30 day avg SOFR US + 0.44%), 09/25/2030	3,475,185	3,469,214
Series KF91, Class AS, 4.17% (30 day avg SOFR US + 0.38%), 10/25/2030	2,961,916	2,947,142
Series KF94, Class AL, 4.20% (30 day avg SOFR US + 0.41%), 11/25/2030	5,342,787	5,323,014
Series KF96, Class AL, 4.16% (30 day avg SOFR US + 0.37%), 12/25/2030	137,725	136,973
Series KF96, Class AS, 4.09% (30 day avg SOFR US + 0.30%), 11/25/2030	1,705,744	1,691,131
Series KF97, Class AS, 4.04% (30 day avg SOFR US + 0.25%), 12/25/2030	3,223,864	3,188,904
Series KF98, Class AL, 4.07% (30 day avg SOFR US + 0.28%), 12/25/2030	5,080,972	5,033,175

See accompanying notes which are an integral part of these financial statements.

73

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series KF98, Class AS, 4.00% (30 day avg SOFR US + 0.21%), 12/25/2030	$5,263,421	$5,176,522
Series KF99, Class AS, 3.99% (30 day avg SOFR US + 0.20%), 12/25/2030	21,216,911	20,938,715
Series KJ21, Class A2, 3.70%, 09/25/2026	205,164	204,726
Federal National Mortgage Association
Pool AN3381, 2.52%, 10/01/2026	897,388	887,467
Series 2015-M10, Class A2, 3.09%, 04/25/2027(c)	2,150,098	2,128,257
Series 2016-M3, Class A2, 2.70%, 02/25/2026	444,314	443,607
Series 2016-M9, Class A2, 2.29%, 06/25/2026	1,381,644	1,375,871
Series 2017-M15, Class ATS2, 3.16%, 11/25/2027(c)	1,217,007	1,202,725
Series 2019-M28, Class AV, 2.23%, 02/25/2027	1,628,988	1,610,615
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $300,868,297)		300,389,227
ASSET-BACKED SECURITIES — 22.5%
Automobile — 9.9%
ACM Auto Trust, Series 2025-4A, Class A, 5.87%, 05/20/2030(a)	1,164,679	1,169,339
AgoraCapital Auto Securities Trust, Series 2025-1A, Class A, 6.40%, 11/25/2032(a)	928,932	932,100
American Credit Acceptance Receivables Trust
Series 2023-3, Class D, 6.82%, 10/12/2029(a)	4,470,000	4,574,554
Series 2024-2, Class D, 6.53%, 04/12/2030(a)	5,500,000	5,615,087
Series 2026-1, Class A, 4.16%, 07/12/2029(a)	2,500,000	2,500,373
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2B, 4.25% (30 day avg SOFR US + 0.55%), 03/19/2029(a)	5,000,000	5,003,161
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-2A, Class A, 6.90%, 01/16/2029(a)	54,598	55,030
Series 2024-1A, Class A, 6.46%, 04/17/2028(a)	130,997	131,710
Series 2025-1A, Class A2, 4.92%, 05/15/2029(a)	1,000,000	1,003,168
Avis Budget Car Rental LLC
Series 2021-2A, Class A, 1.66%, 02/20/2028(a)	9,000,000	8,825,402
Series 2021-2A, Class B, 1.90%, 02/20/2028(a)	1,333,000	1,304,680
Series 2023-3A, Class C, 7.05%, 02/22/2028(a)	800,000	815,380
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10%, 07/17/2028	2,000,000	2,000,836
Carvana Auto Receivables Trust
Series 2021-N2, Class C, 1.07%, 03/10/2028	63,123	61,876
Series 2021-N3, Class C, 1.02%, 06/12/2028	20,208	19,702
CPS Auto Trust
Series 2022-B, Class E, 7.14%, 10/15/2029(a)	500,000	505,324
Series 2023-C, Class D, 6.77%, 10/15/2029(a)	7,300,000	7,534,840

See accompanying notes which are an integral part of these financial statements.

74

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
DT Auto Owner Trust
Series 2022-1A, Class E, 5.53%, 03/15/2029(a)	$2,000,000	$1,999,514
Series 2022-2A, Class D, 5.46%, 03/15/2028(a)	3,015,701	3,030,358
Series 2023-2A, Class D, 6.62%, 02/15/2029(a)	1,245,000	1,273,071
Exeter Automobile Receivables Trust
Series 2022-3A, Class D, 6.76%, 09/15/2028	4,519,421	4,568,924
Series 2022-5A, Class D, 7.40%, 02/15/2029	4,650,275	4,711,065
Series 2025-5A, Class A2, 4.38%, 06/15/2028	4,700,000	4,707,777
FinBe USA Trust, Series 2025-1A, Class A, 5.70%, 12/15/2028(a)	291,593	291,706
Flagship Credit Auto Trust
Series 2021-3, Class D, 1.65%, 09/15/2027(a)	263,000	258,242
Series 2021-4, Class D, 2.26%, 12/15/2027(a)	392,000	374,340
Series 2023-3, Class C, 6.01%, 07/16/2029(a)	585,000	586,238
GLS Auto Receivables Trust, Series 2022-2A, Class E, 5.50%, 06/15/2029(a)	2,500,000	2,514,879
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, 05/20/2032(a)	208,421	211,923
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48%, 07/17/2028	6,308,000	6,324,542
Lendbuzz Securitization Trust
Series 2023-1A, Class A2, 6.92%, 08/15/2028(a)	105,621	106,884
Series 2025-2A, Class A2, 5.18%, 05/15/2030(a)	469,765	471,982
Series 2026-1A, Class A2, 4.68%, 07/15/2030(a)	1,000,000	999,906
Lobel Automobile Receivables Trust
Series 2023-1, Class C, 8.31%, 10/16/2028(a)	297,088	297,643
Series 2023-1, Class D, 8.00%, 03/15/2030(a)	4,250,000	4,291,459
Series 2023-2, Class C, 10.04%, 06/15/2029(a)	1,000,000	1,020,783
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030(a)	124,918	125,676
Prestige Auto Receivables Trust
Series 2025-1A, Class B, 5.34%, 11/15/2028(a)	5,000,000	4,999,076
Series 2025-1A, Class C, 5.52%, 02/15/2030(a)	5,000,000	4,976,797
Research-Driven Pagaya Motor Asset Trust
Series 2022-3A, Class B, 6.58%, 11/25/2030(a)	652,402	656,017
Series 2023-3A, Class A, 7.13%, 01/26/2032(a)	87,376	87,535
Series 2023-4A, Class A, 7.54%, 03/25/2032(a)	104,203	104,423
Series 2025-3A, Class A2, 5.15%, 02/27/2034(a)	4,500,000	4,537,895
Series 2025-5A, Class A3, 4.84%, 06/26/2034(a)	3,000,000	3,009,861
Series 2025-6A, Class A3, 5.01%, 08/25/2034(a)	2,000,000	2,006,313
Santander Consumer USA Holdings, Inc., Series 2025-4, Class A2, 4.28%, 01/15/2029	8,000,000	8,017,482
Strike Acceptance Auto Funding Trust, Series 2025-1A, Class A, 5.84%, 04/15/2032(a)	1,115,143	1,120,712
Toyota Auto Receivables Owner Trust, Series 2024-D, Class A3, 4.40%, 06/15/2029	6,000,000	6,040,799

See accompanying notes which are an integral part of these financial statements.

75

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/2027(a)	$372,559	$349,263
Upgrade Auto Receivables Trust, Series 2025-1A, Class A2, 4.54%, 05/15/2029(a)	3,050,000	3,054,809
US Auto Funding Trust, Series 2022-1A, Class B, 5.13%, 12/15/2026(a)	46,477	15,502
Veros Automobile Receivables Trust, Series 2026-1, Class A, 4.53%, 08/15/2028(a)	1,840,000	1,840,584
Westlake Automobile Receivables Trust
Series 2025-2A, Class A2B, 4.29% (30 day avg SOFR US + 0.58%), 09/15/2028(a)	2,000,000	2,001,195
Series 2025-P1, Class A3, 4.58%, 06/15/2029(a)	1,391,000	1,403,545
Series 2026-1A, Class A2A, 4.02%, 09/15/2028(a)	2,000,000	2,000,545
Series 2026-1A, Class A2B, 0.00% (30 day avg SOFR US + 0.53%), 09/15/2028(a)	3,000,000	3,001,090
		129,442,917
Consumer — 12.5%
ACHD Trust, Series 2025-DS1, Class A, 5.98%, 01/09/2034(a)	540,623	542,192
ACHV ABS Trust
Series 2024-1PL, Class B, 6.34%, 04/25/2031(a)	260,388	263,585
Series 2024-1PL, Class C, 6.42%, 04/25/2031(a)	366,154	370,217
Series 2024-1PL, Class D, 7.29%, 04/25/2031(a)	3,162,758	3,209,388
Series 2024-2PL, Class B, 5.43%, 10/27/2031(a)	351,189	354,804
Series 2024-2PL, Class C, 5.72%, 10/27/2031(a)	1,994,901	2,015,751
Series 2024-3AL, Class C, 5.68%, 12/26/2031(a)	856,211	866,104
Series 2024-3AL, Class D, 6.75%, 12/26/2031(a)	2,769,319	2,809,188
Bankers Healthcare Group, Inc., Series 2025-2CON, Class B, 5.17%, 09/17/2036(a)	1,500,000	1,515,949
Cherry Securitization Trust, Series 2025-1A, Class A, 6.13%, 11/15/2032(a)	2,000,000	2,032,096
FREED ABS TRUST
Series 2022-3FP, Class D, 7.36%, 08/20/2029(a)	405,279	406,916
Series 2022-4FP, Class D, 7.40%, 12/18/2029(a)	591,082	593,314
Lendingpoint Asset Securitization Trust, Series 2021-B, Class C, 3.21%, 02/15/2029(a)	302,057	300,611
Marlette Funding Trust
Series 2023-1A, Class D, 8.15%, 04/15/2033(a)	5,000,000	5,083,043
Series 2023-3A, Class C, 7.06%, 09/15/2033(a)	969,654	972,889
Series 2023-3A, Class D, 8.04%, 09/15/2033(a)	6,201,800	6,387,458
Series 2023-4A, Class B, 8.15%, 12/15/2033(a)	1,755,000	1,820,158
Series 2025-1A, Class B, 4.95%, 07/16/2035(a)	2,000,000	2,010,201
Momnt Technologies Trust, Series 2023-1A, Class A, 6.92%, 03/20/2045(a)	175,898	176,286
Oportun Financial Corp.
Series 2024-2, Class B, 5.83%, 02/09/2032(a)	468,753	469,559
Series 2024-3, Class B, 5.48%, 08/15/2029(a)	2,000,000	2,003,953
Series 2025-A, Class B, 5.30%, 02/08/2033(a)	6,800,000	6,799,929

See accompanying notes which are an integral part of these financial statements.

76

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Pagaya AI Debt Selection Trust
Series 2022-1, Class C, 4.89%, 10/15/2029(a)	$1,981,425	$1,969,564
Series 2023-7, Class ABC, 8.80%, 07/15/2031(a)(c)	74,954	75,038
Series 2023-7, Class C, 8.80%, 07/15/2031(a)	71,794	71,910
Series 2023-8, Class B, 7.96%, 06/16/2031(a)	3,897,331	3,976,857
Series 2023-8, Class C, 9.54%, 06/16/2031(a)	2,591,303	2,647,840
Series 2024-1, Class B, 7.11%, 07/15/2031(a)	1,946,551	1,948,713
Series 2024-1, Class C, 8.34%, 07/15/2031(a)	2,120,273	2,123,646
Series 2024-10, Class C, 5.99%, 06/15/2032(a)	3,100,334	3,120,457
Series 2024-11, Class B, 5.64%, 07/15/2032(a)	1,223,640	1,234,661
Series 2024-11, Class C, 5.87%, 07/15/2032(a)	689,613	695,297
Series 2024-2, Class B, 6.61%, 08/15/2031(a)	1,906,251	1,911,029
Series 2024-2, Class C, 7.57%, 08/15/2031(a)	1,610,538	1,615,751
Series 2024-3, Class A, 6.26%, 10/15/2031(a)	688,641	690,104
Series 2024-3, Class B, 6.57%, 10/15/2031(a)	2,455,223	2,460,955
Series 2024-3, Class C, 7.30%, 10/15/2031(a)	430,470	431,780
Series 2024-5, Class B, 6.60%, 10/15/2031(a)	920,862	925,853
Series 2024-6, Class B, 6.59%, 11/15/2031(a)	985,357	990,495
Series 2024-8, Class C, 6.03%, 01/15/2032(a)	505,391	508,041
Series 2024-8, Class D, 6.53%, 01/15/2032(a)	905,146	911,140
Series 2024-9, Class B, 5.31%, 03/15/2032(a)	2,883,489	2,893,055
Series 2024-9, Class D, 6.17%, 03/15/2032(a)	815,343	819,798
Series 2025-1, Class A2, 5.16%, 07/15/2032(a)	1,951,244	1,967,875
Series 2025-1, Class B, 5.63%, 07/15/2032(a)	1,999,829	2,015,419
Series 2025-2, Class C, 5.64%, 10/15/2032(a)	1,999,790	2,008,342
Series 2025-3, Class A2, 5.37%, 12/15/2032(a)	1,416,100	1,429,697
Series 2025-4, Class B, 5.69%, 01/17/2033(a)	7,999,716	8,061,238
Series 2025-4, Class C, 6.15%, 01/17/2033(a)	2,999,893	3,031,446
Series 2025-5, Class A2, 5.11%, 03/15/2033(a)	5,997,698	6,035,193
Series 2025-5, Class B, 5.44%, 03/15/2033(a)	6,337,255	6,368,775
Series 2025-5, Class C, 5.64%, 03/15/2033(a)	3,499,865	3,514,645
Series 2025-6, Class A2, 4.50%, 04/15/2033(a)	2,000,000	2,003,531
Series 2025-7, Class A2, 4.53%, 05/15/2033(a)	10,000,000	10,006,870
Series 2026-1, Class A2, 4.74%, 09/15/2033(a)	1,500,000	1,500,000
Series 2026-1, Class B, 5.37%, 09/15/2033(a)	2,000,000	2,000,000
Pagaya Technologies Ltd.
Series 2025-1, Class A, 5.72%, 01/20/2034(a)	2,500,000	2,521,744
Series 2025-1, Class C, 6.30%, 01/20/2034(a)	1,000,000	1,007,721
Purchasing Power Funding, Series 2024-A, Class B, 6.43%, 08/15/2028(a)	600,000	602,463
Reach Financial LLC
Series 2023-1A, Class C, 8.45%, 02/18/2031(a)	1,230,179	1,245,186
Series 2024-1A, Class B, 6.29%, 02/18/2031(a)	1,681,121	1,692,175
Series 2026-1A, Class A, 4.32%, 02/15/2033(a)	2,000,000	2,000,213
SoFi Consumer Loan Program Trust, Series 2025-3, Class A, 4.47%, 08/15/2034(a)	1,385,284	1,389,660

See accompanying notes which are an integral part of these financial statements.

77

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Sotheby’s Artfi Master Trust
Series 2024-1A, Class A1, 6.43%, 12/22/2031(a)	$7,321,000	$7,337,266
Series 2026-1A, Class A2, 4.92% (3 mo. Term SOFR + 1.25%), 06/20/2033(a)(d)	2,000,000	2,000,000
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037(a)	628,639	594,866
Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 07/15/2030(a)	1,500,000	1,505,635
Theorem Funding Trust
Series 2022-2A, Class B, 9.27%, 12/15/2028(a)	2,885,591	2,890,112
Series 2022-3A, Class B, 8.95%, 04/15/2029(a)	1,966,531	1,974,338
Upgrade Master Pass-Thru Trust
Series 2025-ST4, Class A, 5.50%, 08/16/2032(a)	672,752	676,118
Series 2025-ST5, Class A, 4.79%, 09/15/2032(a)	1,506,489	1,510,647
Series 2025-ST8, Class B, 5.07%, 12/15/2033(a)	2,500,000	2,507,291
Upgrade Receivables Trust, Series 2024-1A, Class B, 5.77%, 02/18/2031(a)	1,656,444	1,659,230
Upstart Pass-Through Trust Series, Series 2022-ST3, Class A, 4.30%, 05/20/2030(a)	184,027	183,681
Upstart Securitization Trust
Series 2021-3, Class C, 3.28%, 07/20/2031(a)	17,807	17,785
Series 2025-1, Class A, 5.45%, 04/20/2035(a)	2,247,785	2,268,861
Series 2025-1, Class B, 6.33%, 04/20/2035(a)	1,000,000	1,023,131
Series 2025-2, Class B, 5.62%, 06/20/2035(a)	4,366,000	4,403,889
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A, 4.25%, 06/17/2030(a)	451,814	450,875
		164,431,493
Credit Card — 0.0%(e)
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78%, 12/16/2030(a)	500,000	501,923
Equipment — 0.1%
Verizon Master Trust, Series 2023-4, Class A1B, 4.56% (30 day avg SOFR US + 0.85%), 06/20/2029	1,293,000	1,295,501
TOTAL ASSET-BACKED SECURITIES (Cost $294,953,889)		295,671,834
COLLATERALIZED LOAN OBLIGATIONS — 14.4%
Apidos CLO Ltd.
Series 2015-23A, Class ARR, 4.72% (3 mo. Term SOFR + 1.05%), 04/15/2033(a)	9,824,601	9,823,009
Series 2019-31A, Class A1R, 5.03% (3 mo. Term SOFR + 1.36%), 04/15/2031(a)	1,944,190	1,945,975
Ares CLO Ltd., Series 2016-41A, Class AR2, 5.00% (3 mo. Term SOFR + 1.33%), 04/15/2034(a)	9,220,000	9,231,525

See accompanying notes which are an integral part of these financial statements.

78

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Bain Capital Credit CLO Ltd., Series 2020-5A, Class ARR, 4.82% (3 mo. Term SOFR + 1.15%), 04/20/2034(a)	$6,200,000	$6,206,987
Barings Middle Market CLO Ltd., Series 2023-IA, Class A1, 6.12% (3 mo. Term SOFR + 2.45%), 01/20/2036(a)	4,988,539	5,001,095
BCRED BSL Static CLO Ltd., Series 2025-1A, Class AR, 4.92% (3 mo. Term SOFR + 1.25%), 07/24/2035(a)	6,964,089	6,987,551
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, 4.99% (3 mo. Term SOFR + 1.32%), 07/23/2032(a)	5,032,330	5,039,536
Blackrock CLO Ltd., Series 2025-2A, Class A, 5.05% (3 mo. Term SOFR + 1.27%), 11/21/2033(a)	12,000,000	12,003,564
BlueMountain CLO Ltd.
Series 2018-22A, Class A2, 5.33% (3 mo. Term SOFR + 1.66%), 07/15/2031(a)	4,500,000	4,501,962
Series 2018-3A, Class A1R, 4.86% (3 mo. Term SOFR + 1.19%), 10/25/2030(a)	2,880,329	2,882,063
Series 2021-31A, Class A1R, 4.77% (3 mo. Term SOFR + 1.10%), 04/19/2034(a)	10,000,000	10,013,980
Capital Four US CLO Ltd., Series 2022-1A, Class BR, 6.32% (3 mo. Term SOFR + 2.65%), 01/20/2037(a)	2,000,000	2,009,592
Cerberus Loan Funding LP, Series 2024-1A, Class A, 5.57% (3 mo. Term SOFR + 1.90%), 04/15/2036(a)	8,250,000	8,258,423
Fortress Credit BSL Ltd., Series 2020-1A, Class A1AR, 4.77% (3 mo. Term SOFR + 1.10%), 10/20/2033(a)	5,063,406	5,064,723
Fortress Credit Opportunities
Series 2025-31A, Class A1, 5.17% (3 mo. Term SOFR + 1.50%), 07/20/2033(a)	5,584,023	5,599,871
Series 2025-35A, Class A1, 5.07% (3 mo. Term SOFR + 1.40%), 07/20/2033(a)	5,381,773	5,402,832
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.02% (3 mo. Term SOFR + 1.35%), 07/15/2031(a)	1,579,307	1,580,448
Goldentree Loan Opportunities Ltd., Series 2016-12X, Class CR, 5.88% (3 mo. Term SOFR + 2.21%), 07/21/2030(f)	77,109	77,160
Greywolf CLO Ltd.
Series 2018-1A, Class A2, 5.56% (3 mo. Term SOFR + 1.89%), 04/26/2031(a)	1,771,777	1,772,536
Series 2020-3RA, Class A1R2, 4.90% (3 mo. Term SOFR + 1.23%), 04/22/2033(a)	2,694,727	2,698,278
Highbridge Loan Management Ltd., Series 11A-17, Class BR, 5.70% (3 mo. Term SOFR + 1.81%), 05/06/2030(a)	411,356	411,360
KKR CLO Trust, Series 18, Class A1R2, 4.72% (3 mo. Term SOFR + 1.05%), 10/18/2035(a)	6,602,529	6,615,226
LJV I MM CLO LLC, Series 2022-1A, Class A1, 5.52% (3 mo. Term SOFR + 1.85%), 04/28/2034(a)	4,238,091	4,242,503
Magnetite CLO Ltd., Series 2019-23A, Class BR, 5.58% (3 mo. Term SOFR + 1.91%), 01/25/2035(a)	1,750,000	1,750,000
Maranon Loan Funding Ltd., Series 2023-2A, Class A1, 6.17% (3 mo. Term SOFR + 2.50%), 01/15/2036(a)	13,000,000	13,030,498

See accompanying notes which are an integral part of these financial statements.

79

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Octagon Investment Partners Ltd.
Series 2013-1A, Class BR2, 5.33% (3 mo. Term SOFR + 1.66%), 01/25/2031(a)	$1,752,468	$1,754,817
Series 2016-1A, Class XRR, 4.97% (3 mo. Term SOFR + 1.30%), 04/24/2037(a)	3,763,158	3,773,702
OZLM Ltd.
Series 2014-6A, Class B2S, 4.84%, 04/17/2031(a)	10,000,000	9,995,860
Series 2019-24A, Class A1AR, 5.09% (3 mo. Term SOFR + 1.42%), 07/20/2032(a)	1,674,471	1,675,243
Race Point CLO Ltd., Series 2016-10A, Class B1R, 5.58% (3 mo. Term SOFR + 1.91%), 07/25/2031(a)	3,000,000	3,007,104
Rockford Tower CLO Ltd., Series 2019-2A, Class AR2, 5.02% (3 mo. Term SOFR + 1.13%), 08/20/2032(a)	4,042,014	4,049,006
Romark CLO LLC, Series 2021-4A, Class A1R, 4.79% (3 mo. Term SOFR + 1.14%), 07/10/2034(a)	4,000,000	4,002,220
Sound Point CLO Ltd.
Series 2014-1RA, Class A, 5.08% (3 mo. Term SOFR + 1.41%), 07/18/2031(a)	1,525,415	1,527,475
Series 2015-2A, Class ARRR, 5.14% (3 mo. Term SOFR + 1.47%), 07/20/2032(a)	3,785,746	3,789,785
Steele Creek CLO Ltd., Series 2019-2A, Class ARR, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2032(a)	2,814,379	2,814,612
THL Credit Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 5.07% (3 mo. Term SOFR + 1.40%), 10/17/2031(a)	410,494	410,749
Series 2019-2A, Class BRR, 5.37% (3 mo. Term SOFR + 1.70%), 10/17/2031(a)	1,500,000	1,500,142
Trinitas CLO Ltd., Series 2020-14A, Class A1R2, 4.77% (3 mo. Term SOFR + 1.10%), 01/25/2034(a)	8,000,000	8,001,040
Twin Brook CLO Ltd., Series 2024-2A, Class AR, 0.00% (3 mo. Term SOFR + 1.25%), 10/20/2035(a)(d)	9,000,000	9,000,000
Upland CLO Ltd., Series 2016-1A, Class A2R, 5.58% (3 mo. Term SOFR + 1.91%), 04/20/2031(a)	1,990,664	1,993,929
Venture CDO Ltd., Series 2018-32A, Class A1, 5.03% (3 mo. Term SOFR + 1.36%), 07/18/2031(a)	618,707	619,257
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $189,977,175)		190,065,638
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 12.7%
A&D Mortgage LLC
Series 2026-NQM1, Class A1, 4.91%, 02/25/2071(a)(c)	1,800,000	1,805,616
Series 2026-NQM1, Class A2, 5.11%, 02/25/2071(a)(b)	2,900,000	2,908,610
Adamas Trust, Inc., Series 2025-CP1, Class A1, 3.75%, 11/25/2069(a)(c)	1,880,018	1,828,049
ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, 04/25/2064(a)(b)	878,538	866,762

See accompanying notes which are an integral part of these financial statements.

80

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Bellemeade Re Ltd.
Series 2023-1, Class M1B, 7.95% (30 day avg SOFR US + 4.25%), 10/25/2033(a)	$200,000	$204,040
Series 2024-1, Class M1A, 5.85% (30 day avg SOFR US + 2.15%), 08/25/2034(a)	153,860	154,135
Series 2025-1, Class M1A, 5.25% (30 day avg SOFR US + 1.55%), 10/25/2035(a)	1,802,294	1,806,504
Series 2025-1, Class M1C, 6.95% (30 day avg SOFR US + 3.25%), 10/25/2035(a)	1,000,000	1,020,467
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, 1.70%, 04/25/2060(a)(c)	4,164,464	3,956,586
Series 2022-NQM3, Class A3, 5.50%, 07/25/2062(a)(c)	341,493	344,323
Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060(a)(b)	1,711,337	1,703,092
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060(a)(b)	1,711,337	1,694,321
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060(a)(b)	855,668	849,763
Series 2024-NQM8, Class A1B, 4.30%, 08/01/2053(a)(b)	1,762,635	1,742,049
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.41%, 11/25/2029(a)(b)	893,312	902,247
COLT Funding LLC
Series 2022-3, Class A1, 3.90%, 02/25/2067(a)(c)	659,253	650,152
Series 2025-10, Class A3, 5.44%, 10/25/2070(a)(b)	2,926,536	2,950,135
Series 2025-12, Class A1, 4.98%, 01/26/2071(a)(c)	1,000,000	1,002,055
COOPR Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.65%, 05/25/2060(a)(b)	1,344,926	1,358,659
Series 2025-CES2, Class A1B, 5.60%, 06/25/2060(a)(b)	1,700,769	1,726,269
Series 2025-CES3, Class A1A, 4.84%, 09/25/2060(a)(b)	7,571,098	7,561,581
Credit Suisse Mortgage Capital Certificates, Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(a)(c)	1,982,780	1,955,364
Deephaven Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.22%, 10/25/2055(a)(b)	3,308,253	3,333,753
Series 2025-INV1, Class A3, 5.39%, 11/25/2060(a)(b)	982,253	985,726
Ellington Financial Mortgage Trust
Series 2025-NQM6, Class A1, 5.00%, 12/25/2070(a)(c)	1,373,404	1,375,736
Series 2025-NQM6, Class A3, 5.40%, 12/25/2070(a)(b)	2,461,298	2,465,570
FIGRE Trust
Series 2024-SL1, Class A1, 5.75%, 07/25/2053(a)(c)	2,672,223	2,730,002
Series 2025-FL1, Class A1, 5.27%, 07/25/2055(a)(b)	2,326,565	2,335,060
Series 2025-HE5, Class C, 5.69%, 08/25/2055(a)(c)	2,248,318	2,267,874
Series 2025-HE6, Class A, 5.04%, 09/25/2055(a)(c)	955,076	955,455
Series 2026-HE1, Class A, 4.98%, 01/25/2056(a)(c)	1,380,000	1,383,763
GCAT Trust
Series 2021-NQM2, Class A2, 1.24%, 05/25/2066(a)(c)	1,274,929	1,114,671
Series 2023-NQM2, Class A3, 6.60%, 11/25/2067(a)(b)	303,544	308,071
Series 2025-INV5, Class A28, 5.20% (30 day avg SOFR US + 1.50%), 12/25/2055, (6.50% Cap)(a)	2,942,964	2,973,374

See accompanying notes which are an integral part of these financial statements.

81

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
GS Mortgage-Backed Securities Trust
Series 2025-HE1, Class A1, 5.25% (30 day avg SOFR US + 1.55%), 10/25/2055(a)	$5,240,612	$5,299,715
Series 2025-HE2, Class A1, 5.25% (30 day avg SOFR US + 1.55%), 12/25/2065(a)	3,720,072	3,732,184
Home RE Ltd., Series 2026-1, Class M1B, 6.38% (30 day avg SOFR US + 2.15%), 01/25/2036(a)	1,669,000	1,677,774
JP Morgan Mortgage Trust
Series 2023-4, Class 1A4A, 5.50%, 11/25/2053(a)(c)	706,930	709,417
Series 2023-HE1, Class A1, 5.45% (30 day avg SOFR US + 1.75%), 11/25/2053(a)	389,439	391,326
Series 2025-12MPR, Class A1D, 5.06%, 06/25/2056(a)(b)	3,495,039	3,507,820
Series 2025-CES7, Class A1A, 5.06%, 04/25/2056(a)(b)	3,930,716	3,935,126
Series 2025-CES7, Class A1B, 5.21%, 04/25/2056(a)(b)	4,913,395	4,918,461
MFRA Trust, Series 2025-NQM5, Class A1F, 4.95% (30 day avg SOFR US + 1.25%), 11/25/2070, (7.00% Cap)(a)	1,483,087	1,487,526
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-SPL1, Class A3, 4.25%, 02/25/2065(a)(b)	1,464,707	1,414,107
New Residential Mortgage Loan Trust, Series 2022-NQM4, Class A3, 5.00%, 06/25/2062(a)(b)	863,458	843,888
Oaktown Re, Series 2021-2, Class M1B, 6.60% (30 day avg SOFR US + 2.90%), 04/25/2034(a)	999,975	1,007,340
Onslow Bay Mortgage Loan Trust
Series 2025-NQM2, Class A3, 5.95%, 11/25/2064(a)(b)	969,820	975,395
Series 2025-NQM23, Class A1, 4.87%, 10/25/2065(a)(c)	2,946,136	2,957,193
Pretium Mortgage Credit Partners LLC, Series 2025-NPL9, Class A1, 5.39%, 08/25/2055(a)(b)	3,761,995	3,779,176
PRPM LLC, Series 2024-NQM4, Class A3, 6.13%, 12/26/2069(a)(b)	1,612,549	1,633,900
RCKT Mortgage Trust, Series 2025-CES7, Class A1B, 5.48%, 07/25/2055(a)(b)	2,650,839	2,684,534
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(a)	1,882,604	1,894,122
SAIF Securitization Trust, Series 2025-CES1, Class A1, 5.41%, 06/25/2065(a)(b)	4,939,997	4,949,122
Saluda Grade Mortgage Funding LLC
Series 2025-NPL1, Class A1, 7.12%, 01/25/2030(a)(b)	3,161,534	3,163,921
Series 2026-HB1, Class A1B, 0.00% (1 mo. Term SOFR + 1.55%), 04/25/2056(a)	4,000,000	4,000,000
Santander US Capital Markets LLC, Series 2025-CES1, Class A1A, 5.04%, 09/25/2055(a)(b)	2,901,488	2,916,013
Sequoia Mortgage Trust, Series 2023-4, Class A10, 5.80%, 11/25/2053(a)(c)	96,373	96,754
Starwood Mortgage Residential Trust
Series 2021-2, Class A3, 1.43%, 05/25/2065(a)(c)	405,239	390,958
Series 2021-SFR2, Class F, 6.64% (1 mo. Term SOFR + 2.96%), 01/17/2039(a)	209,662	209,201

See accompanying notes which are an integral part of these financial statements.

82

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, 4.79% (1 mo. Term SOFR + 1.11%), 10/25/2059(a)	$304,558	$304,740
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061(a)(c)	1,500,000	1,415,739
Series 2025-CES2, Class A2, 5.58%, 07/25/2065(a)(b)	2,500,000	2,513,617
Series 2025-CRM1, Class A1, 5.80%, 01/25/2065(a)(b)	2,741,068	2,780,921
Series 2025-CRM1, Class A2B, 5.25%, 01/25/2065(a)(b)	6,000,000	6,013,476
Verus Securitization Trust
Series 2022-3, Class A3, 4.13%, 02/25/2067(a)(c)	163,202	157,122
Series 2025-12, Class A1, 4.96%, 12/25/2070(a)(c)	1,488,634	1,494,408
Vista Point Securitization Trust
Series 2024-CES1, Class A1, 6.68%, 05/25/2054(a)(b)	3,089,192	3,152,940
Series 2024-CES2, Class A1, 5.25%, 10/25/2054(a)(b)	680,796	684,788
Series 2024-CES2, Class A2, 5.66%, 10/25/2054(a)(b)	2,000,000	1,999,296
Series 2024-CES3, Class A1, 5.68%, 01/25/2055(a)(b)	770,888	780,702
Series 2025-CES1, Class A1, 5.81%, 04/25/2055(a)(b)	3,260,619	3,313,298
Series 2025-CES1, Class A2, 6.03%, 04/25/2055(a)(b)	3,000,000	3,016,359
Series 2025-CES2, Class A1, 5.60%, 08/25/2055(a)(b)	10,269,142	10,342,012
Series 2025-CES3, Class A1, 5.30%, 11/25/2055(a)(b)	8,662,943	8,683,630
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $165,199,133)		166,447,855
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 1.1%
Connecticut Avenue Securities Trust
Series 2023-R08, Class 1M1, 5.20% (30 day avg SOFR US + 1.50%), 10/25/2043(a)	379,713	380,799
Series 2024-R02, Class 1M1, 4.80% (30 day avg SOFR US + 1.10%), 02/25/2044(a)	749,219	751,083
Series 2024-R03, Class 2M1, 4.85% (30 day avg SOFR US + 1.15%), 03/25/2044(a)	786,675	789,875
Series 2024-R05, Class 2M1, 4.70% (30 day avg SOFR US + 1.00%), 07/25/2044(a)	331,390	332,669
Series 2025-R01, Class 1A1, 4.65% (30 day avg SOFR US + 0.95%), 01/25/2045(a)	1,273,766	1,276,630
Federal Home Loan Mortgage Corp.
Series 2016-SC02, Class M2, 3.64%, 10/25/2046(c)	45,226	44,027
Series 2022-DNA3, Class M1B, 6.60% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	4,627,000	4,744,512
Series 2023-DNA1, Class M1A, 5.80% (30 day avg SOFR US + 2.10%), 03/25/2043(a)	1,019,535	1,035,483
Series 2023-HQA2, Class M1A, 5.70% (30 day avg SOFR US + 2.00%), 06/25/2043(a)	293,568	295,188
Series 2024-DNA1, Class M1, 5.05% (30 day avg SOFR US + 1.35%), 02/25/2044(a)	668,860	671,287

See accompanying notes which are an integral part of these financial statements.

83

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — (Continued)
Series 2024-DNA2, Class A1, 4.95% (30 day avg SOFR US + 1.25%), 05/25/2044(a)	$723,344	$729,371
Series 2024-HQA2, Class M1, 4.90% (30 day avg SOFR US + 1.20%), 08/25/2044(a)	1,125,398	1,128,566
Series 2025-HQA1, Class A1, 4.65% (30 day avg SOFR US + 0.95%), 02/25/2045(a)	1,512,500	1,518,310
Series 2025-HQA1, Class M1, 4.85% (30 day avg SOFR US + 1.15%), 02/25/2045(a)	933,613	936,233
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $14,620,430)		14,634,033
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
ACREC Trust, Series 2021-FL1, Class AS, 5.29% (1 mo. Term SOFR + 1.61%), 10/16/2036(a)	700,000	700,843
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class A, 5.60% (1 mo. Term SOFR + 1.93%), 01/20/2041(a)	1,000,000	1,004,266
BrightSpire Capital, Inc., Series 2021-FL1, Class AS, 5.39% (1 mo. Term SOFR + 1.71%), 08/19/2038(a)	2,000,000	1,996,218
Commercial Mortgage Pass Through Certificates, Series 2025-SBX, Class B, 5.55%, 08/10/2041(a)(c)	3,000,000	3,027,552
KREF Ltd., Series 2021-FL2, Class A, 4.86% (1 mo. Term SOFR + 1.18%), 02/15/2039(a)	558,789	560,013
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL7, Class AS, 5.24% (1 mo. Term SOFR + 1.56%), 10/16/2036(a)	3,500,000	3,503,836
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.67%, 11/05/2038(a)(c)	500,000	502,732
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 5.83% (1 mo. Term SOFR + 2.15%), 02/15/2039(a)	500,000	499,954
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class C, 6.03%, 03/15/2038(a)(c)	1,000,000	1,003,921
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $12,669,894)		12,799,335

See accompanying notes which are an integral part of these financial statements.

84

Angel Oak UltraShort Income ETF
Schedule of Investments
January 31, 2026(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 4.8%
Money Market Funds — 3.5%
First American Government Obligations Fund - Class U, 3.63%(g)	45,392,366	$45,392,366

	Par
U.S. Treasury Bills — 1.3%
3.69%, 03/10/2026(h)	$8,000,000	7,969,981
3.55%, 04/30/2026(h)	10,000,000	9,913,600
		17,883,581
TOTAL SHORT-TERM INVESTMENTS (Cost $63,276,669)		63,275,947
TOTAL INVESTMENTS — 103.5% (Cost $1,358,732,835)		$1,361,857,285
Liabilities in Excess of Other Assets — (3.5)%		(46,348,339)
TOTAL NET ASSETS — 100.0%		$1,315,508,946

Percentages are stated as a percent of net assets.
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of January 31, 2026, the value of these securities total $756,881,603 or 57.5% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of January 31, 2026.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2026.

(d)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(e)	Represents less than 0.05% of net assets.
(f)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of January 31, 2026, the value of these securities total $77,160 or 0.0% of the Fund’s net assets.

(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(h)	The rate shown is the annualized yield as of January 31, 2026.
See accompanying notes which are an integral part of these financial statements.

85

Angel Oak UltraShort Income ETF
Schedule of Open Futures Contracts
January 31, 2026

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	(244)	03/31/2026	$(50,872,094)	$44,896

See accompanying notes which are an integral part of these financial statements.

86

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 33.7%
ATLX Trust
Series 2024-RPL1, Class A2, 4.41%, 04/25/2064(a)(b)	$1,700,000	$1,673,062
Series 2024-RPL1, Class M1, 4.41%, 04/25/2064(a)(b)	5,000,000	4,848,275
Barclays Mortgage Loan Trust, Series 2025-NQM3, Class A1, 5.64%, 05/25/2065(a)(b)	1,767,371	1,788,062
Bellemeade Re Ltd.
Series 2023-1, Class B1, 10.40% (30 day avg SOFR US + 6.70%), 10/25/2033(a)	200,000	212,633
Series 2023-1, Class M1B, 7.95% (30 day avg SOFR US + 4.25%), 10/25/2033(a)	1,000,000	1,020,198
Series 2024-1, Class M2, 8.30% (30 day avg SOFR US + 4.60%), 08/25/2034(a)	900,000	934,417
Series 2025-1, Class B1, 8.75% (30 day avg SOFR US + 5.05%), 10/25/2035(a)	1,000,000	1,015,151
Series 2025-1, Class M1B, 6.20% (30 day avg SOFR US + 2.50%), 10/25/2035(a)	3,400,000	3,420,556
Series 2025-1, Class M1C, 6.95% (30 day avg SOFR US + 3.25%), 10/25/2035(a)	3,250,000	3,316,518
Series 2025-1, Class M2, 7.60% (30 day avg SOFR US + 3.90%), 10/25/2035(a)	5,150,000	5,306,781
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(a)(b)	66,361	65,510
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060(a)(c)	427,834	423,580
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060(a)(c)	855,668	849,763
Series 2025-CES2, Class A3, 5.34%, 07/26/2055(a)(c)	1,000,000	1,006,886
Series 2025-HE1, Class B1, 6.49%, 09/25/2072(a)(b)	2,500,000	2,464,883
Builder Capital Loan Acquisition Trust, Series 2024-NPL1, Class A1B, 9.00%, 09/25/2029(a)(c)	2,000,000	1,989,196
Cascade Funding Mortgage Trust
Series 2024-NR1, Class A1, 6.41%, 11/25/2029(a)(c)	893,312	902,248
Series 2024-R1, Class M1, 4.00%, 10/25/2054(a)(c)	1,000,000	943,504
Chase Mortgage Finance Corp.
Series 2024-4, Class B4, 6.13%, 03/25/2055(a)(b)	2,000,239	1,918,909
Series 2024-5, Class B4, 6.22%, 04/25/2055(a)(b)	1,868,036	1,795,882
CIM Trust
Series 2022-R1, Class M3, 4.00%, 01/25/2061(a)(b)	1,500,000	1,263,344
Series 2023-R3, Class A1B, 4.50%, 01/25/2063(a)(b)	1,000,000	797,069
Colony American Finance Ltd., Series 2020-4, Class D, 2.71%, 12/15/2052(a)	300,000	271,535
COLT Funding LLC
Series 2021-5, Class B1, 4.20%, 11/26/2066(a)(b)	3,500,000	3,076,185
Series 2021-HX1, Class B3A, 4.12%, 10/25/2066(a)(b)	2,000,000	1,567,394
Series 2022-1, Class B2, 4.09%, 12/27/2066(a)(b)	3,300,000	2,848,735
Series 2022-2, Class B1, 3.95%, 02/25/2067(a)(b)	3,051,299	2,600,076
Series 2022-3, Class B1, 4.22%, 02/25/2067(a)(b)	2,000,000	1,789,396

See accompanying notes which are an integral part of these financial statements.

87

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Credit Suisse Mortgage Capital Certificates
Series 2021-NQM5, Class A3, 1.35%, 05/25/2066(a)(b)	$2,330,603	$2,023,185
Series 2021-NQM6, Class A3, 1.59%, 07/25/2066(a)(b)	1,618,241	1,409,810
Series 2021-NQM8, Class A3, 2.41%, 10/25/2066(a)(b)	3,689,130	3,312,289
Series 2022-ATH2, Class B1, 4.98%, 05/25/2067(a)(b)	2,500,000	2,365,215
Series 2022-ATH2, Class B2, 4.98%, 05/25/2067(a)(b)	3,000,000	2,604,975
Deephaven Residential Mortgage Trust
Series 2021-2, Class B1, 3.17%, 04/25/2066(a)(b)	400,000	323,306
Series 2021-2, Class B2, 3.93%, 04/25/2066(a)(b)	1,300,000	1,057,791
Series 2021-3, Class B1, 3.27%, 08/25/2066(a)(b)	2,948,000	2,273,014
Series 2021-3, Class B2, 4.13%, 08/25/2066(a)(b)	1,000,000	803,996
Series 2022-1, Class B1, 4.26%, 01/25/2067(a)(b)	1,750,000	1,508,794
Series 2022-1, Class B2, 4.26%, 01/25/2067(a)(b)	4,000,000	3,199,372
Series 2022-3, Class A3, 5.30%, 07/25/2067(a)(b)	225,395	230,254
Series 2022-3, Class B1, 5.28%, 07/25/2067(a)(b)	1,243,000	1,181,505
Series 2025-CES1, Class B1, 6.97%, 10/25/2055(a)(b)	2,500,000	2,514,073
Series 2025-INV1, Class B2, 7.27%, 11/25/2060(a)(b)	1,000,000	991,702
Ellington Financial Mortgage Trust
Series 2021-1, Class B2, 4.14%, 02/25/2066(a)(b)	1,000,000	788,435
Series 2021-2, Class B1, 3.20%, 06/25/2066(a)(b)	2,315,000	1,720,057
Series 2021-2, Class M1, 2.30%, 06/25/2066(a)(b)	700,000	492,066
Series 2021-3, Class B2, 4.29%, 09/25/2066(a)(b)	1,500,000	1,138,362
Series 2022-1, Class B1, 3.86%, 01/25/2067(a)(b)	1,935,000	1,484,383
Series 2022-4, Class B1, 5.88%, 09/25/2067(a)(b)	1,500,000	1,511,520
Series 2024-CES1, Class B2, 8.03%, 01/26/2060(a)(b)	1,000,000	1,017,414
Series 2024-NQM1, Class B3, 7.50%, 11/25/2069(a)(b)	400,000	395,542
Series 2025-NQM1, Class B2, 7.44%, 01/25/2070(a)(b)	1,804,000	1,811,600
FIGRE Trust
Series 2024-HE1, Class D, 7.19%, 03/25/2054(a)(b)	627,297	641,546
Series 2024-HE4, Class C, 5.30%, 09/25/2054(a)(b)	771,224	771,693
Series 2025-HE5, Class D, 6.36%, 08/25/2055(a)(b)	1,841,000	1,876,995
Series 2025-HE7, Class D, 6.20%, 11/25/2055(a)(b)	2,000,000	1,994,706
Series 2026-HE1, Class D, 6.12%, 01/25/2056(a)(b)	1,250,000	1,253,565
GCAT Trust
Series 2021-NQM2, Class A3, 1.50%, 05/25/2066(a)(b)	174,175	154,272
Series 2022-NQM2, Class A3, 4.21%, 02/25/2067(a)(b)	712,599	686,249
GS Mortgage-Backed Securities Trust
Series 2021-MM1, Class A2, 2.50%, 04/25/2052(a)(b)	782,722	660,652
Series 2024-HE1, Class B2, 7.70% (30 day avg SOFR US + 4.00%), 08/25/2054(a)	1,000,000	996,230
Series 2024-PJ7, Class B4, 6.65%, 11/25/2054(a)(b)	1,529,000	1,380,357
Series 2024-PJ8, Class B5, 6.83%, 02/25/2055(a)(b)	1,262,000	1,151,069
Series 2024-PJ8, Class B6, 6.83%, 02/25/2055(a)(b)	1,734,641	1,314,436
Series 2024-RPL4, Class M1, 4.00%, 09/25/2061(a)(b)	1,500,000	1,445,697
Series 2025-DSC1, Class B2, 7.35%, 06/25/2065(a)(b)	1,000,000	991,886

See accompanying notes which are an integral part of these financial statements.

88

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2026-CES1, Class B1, 6.52%, 05/25/2056(a)(b)	$1,000,000	$1,007,829
Series 2026-CES1, Class B2, 7.66%, 05/25/2056(a)(b)	600,000	604,652
Home RE Ltd., Series 2026-1, Class M2, 7.93% (30 day avg SOFR US + 3.20%), 01/25/2036(a)	2,700,000	2,723,965
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class B2, 4.36%, 06/25/2056(a)(b)	2,000,000	1,618,696
Series 2022-NQM1, Class B2, 4.08%, 02/25/2067(a)(b)	2,000,000	1,496,186
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(a)	997,499	983,286
JP Morgan Mortgage Trust
Series 2014-2, Class B2, 3.37%, 06/25/2029(a)(b)	21,186	20,870
Series 2020-3, Class B4, 3.83%, 08/25/2050(a)(b)	320,391	287,129
Series 2020-4, Class B2, 3.62%, 11/25/2050(a)(b)	1,115,974	996,132
Series 2023-4, Class 2A2, 5.50%, 11/25/2053(a)(b)	1,044,950	1,051,491
Series 2023-6, Class A3, 5.50%, 12/26/2053(a)(b)	2,166,383	2,186,676
Series 2023-6, Class AX1, 0.23%, 12/26/2053(a)(b)(d)	33,424,201	34,694
Series 2023-6, Class B4, 6.11%, 12/26/2053(a)(b)	512,607	450,642
Series 2023-7, Class B4, 6.16%, 02/25/2054(a)(b)	1,035,500	871,239
Series 2024-1, Class B6, 5.61%, 06/25/2054(a)(b)	2,086,219	1,333,918
Series 2024-10, Class B4, 6.97%, 03/25/2055(a)(b)	3,496,518	3,445,099
Series 2024-10, Class B5, 6.97%, 03/25/2055(a)(b)	1,421,000	1,212,838
Series 2024-8, Class A3, 5.50%, 01/25/2055(a)(b)	2,682,448	2,707,574
Series 2024-9, Class B5, 6.97%, 02/25/2055(a)(b)	1,339,000	1,145,369
Series 2025-CCM1, Class A2, 5.50%, 06/25/2055(a)(b)	3,007,133	3,050,439
Series 2025-CES2, Class M1, 6.24%, 06/25/2055(a)(c)	1,500,000	1,533,468
Series 2025-CES7, Class B2, 8.29%, 04/25/2056(a)(b)	1,652,000	1,660,833
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 5.75%, 07/25/2061(a)(c)	893,921	911,116
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A15, 3.00%, 04/25/2052(a)(b)	394,996	342,544
MFRA Trust
Series 2021-INV2, Class B1, 4.39%, 11/25/2056(a)(b)	1,329,000	1,176,360
Series 2021-NQM2, Class A3, 1.47%, 11/25/2064(a)(b)	332,456	300,319
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-3, Class B4, 6.55%, 09/25/2053(a)(b)	1,198,000	1,083,389
New Residential Mortgage LLC, Series 2025-FHT1, Class A, 6.55%, 03/25/2032(a)(c)	850,661	868,022
New Residential Mortgage Loan Trust
Series 2015-1A, Class B6, 5.17%, 05/28/2052(a)(b)	846,150	715,372
Series 2017-5A, Class B4, 5.90%, 06/25/2057(a)(b)	218,456	218,160
Series 2019-2A, Class B6, 4.71%, 12/25/2057(a)(b)	1,436,606	1,208,121
Series 2021-NQM3, Class B1, 3.40%, 11/27/2056(a)(b)	2,000,000	1,682,380
Series 2022-SFR2, Class E2, 4.00%, 09/04/2039(a)	700,000	679,946
Series 2025-NQM6, Class B2, 6.94%, 10/25/2065(a)(b)	3,170,000	3,110,255

See accompanying notes which are an integral part of these financial statements.

89

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
NMLT Trust
Series 2021-INV2, Class B2, 4.07%, 08/25/2056(a)(b)	$1,500,000	$1,207,302
Series 2025-CES1, Class A3, 5.37%, 08/25/2060(a)(c)	1,505,000	1,500,076
Series 2025-CES1, Class B1, 6.56%, 08/25/2060(a)(b)	1,000,000	1,002,260
Oaktown Re, Series 2021-2, Class M1B, 6.60% (30 day avg SOFR US + 2.90%), 04/25/2034(a)	888,866	895,414
Onslow Bay Mortgage Loan Trust, Series 2021-J2, Class A1, 2.50%, 07/25/2051(a)(b)	1,479,327	1,244,116
PMT Loan Trust
Series 2025-J2, Class A3, 5.50%, 08/25/2056(a)(b)	3,072,245	3,101,023
Series 2025-J3, Class A8, 5.50%, 11/27/2056(a)(b)	2,786,986	2,802,903
Point Securitization Trust, Series 2025-2, Class A1, 5.75%, 09/25/2055(a)(c)	1,499,690	1,495,890
Pretium Mortgage Credit Partners LLC
Series 2025-RPL1, Class A2, 4.00%, 07/25/2069(a)(c)	1,500,000	1,447,779
Series 2025-RPL1, Class M2, 4.00%, 07/25/2069(a)(c)	1,000,000	943,177
Series 2025-RPL2, Class M1, 4.00%, 08/25/2064(a)(c)	6,286,000	5,951,258
Series 2025-RPL5, Class M1, 4.15%, 01/25/2070(a)(c)	2,250,000	2,075,292
Progress Residential Trust, Series 2023-SFR2, Class D, 4.50%, 10/17/2040(a)	200,000	197,592
PRPM LLC
Series 2022-NQM1, Class B1, 5.39%, 08/25/2067(a)(b)	1,500,000	1,466,526
Series 2024-7, Class A1, 5.87%, 11/25/2029(a)(c)	799,659	799,082
Series 2025-RCF4, Class M1A, 4.50%, 08/25/2055(a)(c)	2,000,000	1,942,524
Series 2025-RCF5, Class M2, 5.50%, 10/25/2055(a)(c)	1,850,000	1,790,264
Series 2025-RPL4, Class A3, 3.00%, 05/25/2055(a)(c)	2,000,000	1,839,236
Radnor RE Ltd.
Series 2024-1, Class M1C, 7.20% (30 day avg SOFR US + 3.50%), 09/25/2034(a)	500,000	508,153
Series 2024-1, Class M2, 7.70% (30 day avg SOFR US + 4.00%), 09/25/2034(a)	1,000,000	1,033,450
Rate Mortgage Trust, Series 2021-J3, Class A25, 2.50%, 10/25/2051(a)(b)	500,000	343,249
RCKT Mortgage Trust
Series 2021-5, Class A1, 2.50%, 11/25/2051(a)(b)	5,350,471	4,548,318
Series 2022-4, Class A2, 3.50%, 06/25/2052(a)(b)	2,394,775	2,160,906
Series 2025-CES1, Class B2B, 6.64%, 01/25/2045(a)(b)	3,000,000	3,018,015
Series 2025-CES3, Class B2B, 5.97%, 03/25/2055(a)(b)	2,839,000	2,782,254
Series 2025-CES5, Class B2A, 8.07%, 05/25/2055(a)(b)	2,730,000	2,791,073
Saluda Grade Mortgage Funding LLC
Series 2020-SEQ1, Class A1, 3.32%, 05/25/2050(a)(b)	107,087	104,653
Series 2023-FIG3, Class A, 7.07%, 08/25/2053(a)(b)	612,821	623,766
Series 2023-FIG4, Class A, 6.72%, 11/25/2053(a)(b)	1,262,543	1,304,591
Series 2025-LOC5, Class B1, 7.42% (1 mo. Term SOFR + 3.75%), 10/25/2055(a)	1,000,000	1,009,150

See accompanying notes which are an integral part of these financial statements.

90

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2025-NPL1, Class A1, 7.12%, 01/25/2030(a)(c)	$3,955,214	$3,958,200
Series 2025-NPL1, Class A2, 9.05%, 01/25/2030(a)(c)	500,000	501,903
Series 2025-NPL2, Class A1, 7.77%, 05/25/2030(a)(c)	2,646,220	2,655,212
Series 2026-HB1, Class B1, 0.00% (1 mo. Term SOFR + 3.45%), 04/25/2056(a)	1,000,000	1,000,000
Series 2026-HB1, Class B2, 0.00% (1 mo. Term SOFR + 4.55%), 04/25/2056(a)	2,000,000	1,991,831
Sequoia Mortgage Trust
Series 2018-2, Class A19, 3.50%, 02/25/2048(a)(b)	153,710	137,904
Series 2023-2, Class B4, 5.00%, 03/25/2053(a)(b)	1,387,618	1,261,439
Series 2023-4, Class B4, 5.80%, 11/25/2053(a)(b)	1,441,053	1,274,102
Series 2024-2, Class B4, 6.03%, 03/25/2054(a)(b)	1,419,853	1,313,825
Series 2026-1, Class A1, 5.00%, 02/25/2056(a)(b)	6,000,000	5,976,636
SGR Residential Mortgage Trust
Series 2021-1, Class A3, 1.56%, 07/25/2061(a)(b)	1,413,289	1,193,555
Series 2021-2, Class A2, 1.94%, 12/25/2061(a)(b)	529,730	457,431
Series 2021-2, Class B2, 4.04%, 12/25/2061(a)(b)	910,000	645,747
Series 2025-1, Class B2, 6.73%, 12/25/2065(a)(b)	2,090,000	2,001,227
Starwood Mortgage Residential Trust
Series 2019-INV1, Class B1, 3.66%, 09/27/2049(a)(b)	500,000	474,947
Series 2021-1, Class B1, 3.52%, 05/25/2065(a)(b)	600,000	535,219
Series 2021-3, Class B2, 4.10%, 06/25/2056(a)(b)	3,000,000	2,475,045
Series 2021-3, Class M1, 2.49%, 06/25/2056(a)(b)	1,000,000	757,050
Series 2021-4, Class B31, 4.68%, 08/25/2056(a)(b)	2,460,000	1,782,108
Series 2022-3, Class A3, 4.16%, 03/25/2067(a)(b)	903,253	866,901
Towd Point Mortgage Trust
Series 2017-6, Class B4, 3.29%, 10/25/2057(a)(b)	3,000,000	2,202,798
Series 2018-5, Class B3, 3.48%, 07/25/2058(a)(b)	2,000,000	1,415,336
Series 2019-1, Class B2, 3.78%, 03/25/2058(a)(b)	2,000,000	1,576,334
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061(a)(b)	2,000,000	1,887,652
Tricon American Homes Trust, Series 2020-SFR1, Class D, 2.55%, 07/17/2038(a)	200,000	197,096
Unlock Hea Trust
Series 2023-1, Class B, 7.00%, 10/25/2038(a)	10,000,000	9,850,170
Series 2025-2, Class A, 6.00%, 11/25/2041(a)	2,949,130	2,938,513
Series 2025-2, Class B, 7.25%, 11/25/2041(a)	1,000,000	986,607
Verus Securitization Trust
Series 2021-1, Class M1, 1.97%, 01/25/2066(a)(b)	1,926,000	1,640,888
Series 2021-3, Class B2, 3.96%, 06/25/2066(a)(b)	1,257,000	986,404
Series 2021-3, Class M1, 2.40%, 06/25/2066(a)(b)	1,500,000	1,145,496
Series 2021-4, Class A3, 1.35%, 07/25/2066(a)(b)	548,606	470,420
Series 2021-6, Class M1, 2.94%, 10/25/2066(a)(b)	290,000	224,182
Series 2021-7, Class B1, 4.14%, 10/25/2066(a)(b)	400,000	328,864
Series 2021-8, Class B1, 4.24%, 11/25/2066(a)(b)	2,000,000	1,755,158
Series 2022-1, Class B2, 3.98%, 01/25/2067(a)(b)	3,000,000	2,332,761
Series 2022-2, Class B1, 4.27%, 02/25/2067(a)(b)	3,800,000	3,136,094

See accompanying notes which are an integral part of these financial statements.

91

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
Series 2022-3, Class A3, 4.13%, 02/25/2067(a)(b)	$1,958,428	$1,885,461
Series 2022-3, Class B2, 4.05%, 02/25/2067(a)(b)	1,500,000	1,175,511
Vista Point Securitization Trust
Series 2024-CES1, Class B2, 10.35%, 05/25/2054(a)(b)	1,000,000	1,042,979
Series 2024-CES2, Class B1, 7.50%, 10/25/2054(a)(b)	1,000,000	1,022,046
Series 2024-CES3, Class B1, 7.83%, 01/25/2055(a)(b)	1,250,000	1,271,396
Series 2025-CES1, Class A3, 6.28%, 04/25/2055(a)(c)	1,000,000	1,017,694
Series 2025-CES2, Class B1, 7.06%, 08/25/2055(a)(b)	3,000,000	3,037,464
Series 2025-CES2, Class B2, 8.15%, 08/25/2055(a)(b)	3,000,000	3,085,653
Series 2025-CES3, Class B1, 6.99%, 11/25/2055(a)(b)	3,750,000	3,828,803
Series 2025-CES3, Class B2, 7.88%, 11/25/2055(a)(b)	1,000,000	1,006,249
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $276,014,610)		278,944,373
ASSET-BACKED SECURITIES — 15.4%
Automobile — 9.6%
AgoraCapital Auto Securities Trust
Series 2025-1A, Class B, 7.27%, 11/25/2032(a)	1,000,000	1,010,407
Series 2025-1A, Class C, 10.17%, 11/25/2032(a)	500,000	529,516
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82%, 01/15/2032(a)	500,000	501,689
Avis Budget Car Rental LLC
Series 2021-2A, Class D, 4.08%, 02/20/2028(a)	2,000,000	1,980,971
Series 2023-2A, Class D, 7.26%, 10/20/2027(a)	1,500,000	1,514,004
Series 2023-4A, Class D, 7.31%, 06/20/2029(a)	2,250,000	2,313,679
Series 2023-7A, Class D, 7.31%, 08/21/2028(a)	1,000,000	1,014,084
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class E, 10.37%, 07/15/2030(a)	3,050,000	3,342,409
Series 2026-1, Class E, 6.63%, 02/15/2033(a)	1,000,000	1,003,229
CarNow Auto Receivables Trust, Series 2022-1A, Class D, 5.79%, 09/15/2027(a)	554,835	520,906
Carvana Auto Receivables Trust
Series 2021-N4, Class E, 4.53%, 09/11/2028(a)	3,577,470	3,487,839
Series 2023-N2, Class E, 9.94%, 04/10/2030(a)	1,500,000	1,575,674
Series 2023-N3, Class E, 9.49%, 09/10/2030(a)	2,411,000	2,560,772
Corporate One Auto Receivables Trust, Series 2026-1A, Class D, 5.48%, 07/15/2034(a)	250,000	249,893
CPS Auto Trust
Series 2022-C, Class E, 9.08%, 04/15/2030(a)	1,000,000	1,051,479
Series 2022-D, Class E, 12.12%, 06/17/2030(a)	1,000,000	1,091,346
Series 2024-A, Class E, 8.42%, 08/15/2031(a)	5,200,000	5,472,232
Series 2024-B, Class E, 8.36%, 11/17/2031(a)	1,000,000	1,060,465
Series 2024-C, Class E, 8.04%, 03/15/2032(a)	1,000,000	1,051,805
Series 2025-B, Class E, 7.95%, 03/15/2033(a)	1,750,000	1,828,476
Series 2025-C, Class E, 6.59%, 02/15/2033(a)	1,000,000	998,802
Series 2025-D, Class E, 7.69%, 05/16/2033(a)	2,500,000	2,586,174

See accompanying notes which are an integral part of these financial statements.

92

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
Exeter Automobile Receivables Trust
Series 2022-1A, Class E, 5.02%, 10/15/2029(a)	$3,000,000	$2,985,740
Series 2022-5A, Class E, 10.45%, 04/15/2030(a)	2,000,000	2,124,139
Series 2022-6A, Class E, 11.61%, 06/17/2030(a)	2,000,000	2,122,038
Series 2024-1A, Class E, 7.89%, 08/15/2031(a)	1,000,000	1,047,626
Series 2024-2A, Class E, 7.98%, 10/15/2031(a)	1,354,000	1,430,813
Series 2024-3A, Class E, 7.84%, 10/15/2031(a)	2,505,000	2,644,880
Series 2024-5A, Class E, 7.22%, 05/17/2032(a)	2,414,000	2,496,911
FHF Trust, Series 2024-3A, Class D, 6.01%, 12/15/2031(a)	1,000,000	950,418
FinBe USA Trust, Series 2025-1A, Class B, 6.60%, 12/16/2030(a)	1,000,000	1,000,884
Flagship Credit Auto Trust, Series 2024-1, Class E, 8.60%, 05/15/2031(a)	585,000	555,660
GLS Auto Receivables Trust
Series 2023-1A, Class E, 11.42%, 03/15/2030(a)	1,000,000	1,085,067
Series 2023-3A, Class E, 9.27%, 08/15/2030(a)	1,500,000	1,599,611
Series 2023-4A, Class E, 9.72%, 08/15/2030(a)	1,000,000	1,078,617
Series 2024-3A, Class E, 7.25%, 06/16/2031(a)	1,000,000	1,030,774
Series 2024-4A, Class E, 7.51%, 08/15/2031(a)	1,826,000	1,898,884
Series 2025-3A, Class E, 6.52%, 08/16/2032(a)	1,000,000	1,007,166
GLS Auto Select Receivables Trust, Series 2026-1A, Class D, 5.25%, 04/18/2033(a)	1,000,000	1,001,325
Hertz Corp.
Series 2022-2A, Class D, 5.16%, 06/26/2028(a)	1,000,000	988,648
Series 2025-6A, Class D, 8.30%, 05/25/2032(a)	750,000	767,993
JPMorgan Chase Bank NA, Series 2021-2, Class G, 8.48%, 12/26/2028(a)	9,546	9,567
Lendbuzz Securitization Trust, Series 2026-1A, Class C, 5.74%, 09/15/2031(a)	750,000	749,935
Lobel Automobile Receivables Trust, Series 2023-2, Class D, 11.00%, 09/16/2030(a)	1,000,000	1,050,936
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030(a)	178,454	179,538
Prestige Auto Receivables Trust
Series 2022-1A, Class D, 8.08%, 08/15/2028(a)	25,000	24,882
Series 2024-1A, Class E, 7.94%, 04/15/2031(a)	1,975,000	1,850,593
Series 2024-2A, Class E, 6.75%, 11/17/2031(a)	750,000	714,948
Research-Driven Pagaya Motor Asset Trust
Series 2025-5A, Class C, 5.47%, 06/26/2034(a)	3,000,000	3,020,095
Series 2025-6A, Class C, 5.53%, 08/25/2034(a)	2,000,000	2,001,822
Series 2025-6A, Class E, 10.53%, 08/25/2034(a)	250,000	249,576
SAFCO Auto Receivables Trust, Series 2025-1A, Class D, 6.60%, 12/10/2030(a)	1,000,000	996,046
Santander Holdings USA, Inc., Series 2024-A, Class F, 10.17%, 06/15/2032(a)	186,413	192,324

See accompanying notes which are an integral part of these financial statements.

93

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Automobile — (Continued)
SBNA Auto Receivables Trust, Series 2024-A, Class E, 8.00%, 04/15/2032(a)	$1,500,000	$1,556,599
Securitized Term Auto Receivables Trust, Series 2025-A, Class D, 6.75%, 07/25/2031(a)	595,685	609,323
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026(a)	133,275	133,883
United Auto Credit Securitization Trust, Series 2022-1, Class E, 5.00%, 11/10/2028(a)	389,766	388,947
Veros Automobile Receivables Trust
Series 2024-1, Class C, 7.57%, 12/15/2028(a)	680,000	700,890
Series 2025-1, Class D, 8.79%, 05/17/2032(a)	530,000	549,907
		79,542,856
Consumer — 5.1%
ACHD Trust, Series 2025-DS1, Class C, 11.33%, 01/09/2034(a)	1,000,000	1,007,479
ACHV ABS Trust, Series 2024-2PL, Class D, 6.40%, 10/27/2031(a)	2,977,907	3,012,791
Affirm, Inc.
Series 2024-A, Class 1E, 9.17%, 02/15/2029(a)	1,000,000	1,003,133
Series 2024-A, Class E, 9.17%, 02/15/2029(a)	200,000	200,627
Series 2024-B, Class E, 7.35%, 09/15/2029(a)	1,000,000	1,005,781
AMDR ABS Trust, Series 2025-1A, Class A, 6.38%, 12/19/2033(a)	358,139	360,553
Aqua Finance Trust
Series 2019-A, Class D, 6.07%, 07/16/2040(a)	810,458	805,815
Series 2021-A, Class C, 3.14%, 07/17/2046(a)	175,567	163,195
Bankers Healthcare Group, Inc., Series 2022-C, Class E, 9.73%, 10/17/2035(a)	500,000	538,363
Foundation Finance Trust
Series 2021-1A, Class D, 4.96%, 05/15/2041(a)	61,446	60,338
Series 2025-2A, Class E, 8.35%, 04/15/2052(a)	350,000	355,836
Lendingpoint Asset Securitization Trust, Series 2021-B, Class C, 3.21%, 02/15/2029(a)	28,767	28,630
Marlette Funding Trust
Series 2022-3A, Class D, 7.80%, 11/15/2032(a)	2,316,444	2,345,309
Series 2023-1A, Class D, 8.15%, 04/15/2033(a)	6,000,550	6,100,211
Series 2023-2A, Class D, 7.92%, 06/15/2033(a)	4,500,000	4,597,966
Momnt Technologies Trust
Series 2023-1A, Class B, 8.29%, 03/20/2045(a)	100,000	103,833
Series 2023-1A, Class C, 11.24%, 03/20/2045(a)	100,000	57,594
Oportun Financial Corp.
Series 2021-B, Class D, 5.41%, 05/08/2031(a)	363,691	361,551
Series 2024-3, Class D, 9.60%, 08/15/2029(a)	1,500,000	1,518,732
Series 2025-D, Class D, 6.97%, 02/08/2033(a)	500,000	499,518
Series 2025-D, Class E, 10.82%, 02/08/2033(a)	300,000	300,008

See accompanying notes which are an integral part of these financial statements.

94

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — (Continued)
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027(a)	$2,834	$2,818
Series 2021-5, Class C, 3.93%, 08/15/2029(a)	59,579	59,036
Series 2022-2, Class C, 7.50%, 01/15/2030(a)	245,952	246,614
Series 2023-8, Class C, 9.54%, 06/16/2031(a)	357,421	365,219
Series 2024-7, Class D, 10.90%, 12/15/2031(a)	271,286	278,395
Series 2025-5, Class E, 9.70%, 03/15/2033(a)	1,287,450	1,302,557
Series 2025-6, Class E, 8.48%, 04/15/2033(a)	2,000,000	2,005,849
Series 2025-7, Class E, 8.89%, 05/15/2033(a)	500,000	501,514
Series 2025-8, Class E, 9.57%, 07/15/2033(a)	1,000,000	1,005,939
Series 2025-R1, Class E, 12.11%, 06/15/2032(a)	145,177	147,107
Series 2025-R3, Class E, 8.93%, 01/18/2033(a)	2,000,000	2,001,896
Series 2026-1, Class B, 5.37%, 09/15/2033(a)	2,750,000	2,750,000
Series 2026-1, Class E, 9.23%, 09/15/2033(a)	1,000,000	1,000,000
Pagaya Technologies Ltd., Series 2025-1, Class E, 11.28%, 01/20/2034(a)	750,000	773,733
Powerpay Securitization Funding LLC, Series 2024-1A, Class B, 8.46%, 02/18/2039(a)	300,000	312,858
Prosper Marketplace Issuance Trust, Series 2024-1A, Class D, 10.98%, 08/15/2029(a)	500,000	511,739
Purchasing Power Funding
Series 2024-A, Class D, 7.26%, 08/15/2028(a)	1,000,000	1,001,666
Series 2024-A, Class E, 10.18%, 08/15/2028(a)	200,000	200,781
RCKT Mortgage Trust, Series 2025-2A, Class E, 7.83%, 11/27/2034(a)	1,000,000	1,028,685
Republic Finance Issuance Trust
Series 2024-A, Class C, 7.28%, 08/20/2032(a)	400,000	411,920
Series 2024-A, Class D, 9.49%, 08/20/2032(a)	250,000	257,401
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028(a)	192,373	192,674
Upstart Securitization Trust
Series 2023-1, Class C, 11.10%, 02/20/2033(a)	167,976	171,149
Series 2023-2, Class C, 11.87%, 06/20/2033(a)	1,000,000	1,060,941
		42,017,754
Credit Card — 0.1%
Avant Credit Card Master Trust, Series 2024-1A, Class C, 6.23%, 04/15/2030(a)	500,000	501,460
Equipment — 0.6%
Octane Receivables Trust
Series 2023-1A, Class E, 9.25%, 08/20/2030(a)	2,000,000	2,097,728
Series 2024-2A, Class E, 9.04%, 07/20/2032(a)	2,000,000	2,146,711
Series 2024-RVM1, Class E, 8.42%, 01/22/2046(a)	1,000,000	1,061,271
		5,305,710

See accompanying notes which are an integral part of these financial statements.

95

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Solar — 0.0%(e)
GoodLeap Sustainable Home Solutions Trust, Series 2023-2GS, Class B, 7.80%, 05/20/2055(a)	$100,000	$52,442
TOTAL ASSET-BACKED SECURITIES (Cost $126,083,762)		127,420,222
COLLATERALIZED LOAN OBLIGATIONS — 12.3%
AB BSL CLO Ltd., Series 2025-6A, Class D2, 8.48%, 07/20/2037(a)	2,000,000	1,991,654
Allegro CLO Ltd., Series 2021-1A, Class D1R, 6.82% (3 mo. Term SOFR + 3.15%), 07/20/2038(a)	1,500,000	1,518,993
AMMC CLO Ltd., Series 2025-32A, Class D2, 8.08%, 10/17/2038(a)	4,000,000	4,013,312
Anchorage Capital CLO Ltd., Series 2015-7A, Class CR3, 6.12% (3 mo. Term SOFR + 2.45%), 04/28/2037(a)	2,000,000	2,006,754
Anchorage Credit Funding Ltd., Series 2016-3A, Class A2R, 6.03% (3 mo. Term SOFR + 2.36%), 01/28/2039(a)	1,275,000	1,277,322
Anthelion CLO Ltd., Series 2025-2A, Class D1, 0.00% (3 mo. Term SOFR + 3.20%), 04/20/2039(a)	2,000,000	2,000,000
Ares CLO Ltd., Series 2023-70A, Class ER, 9.17% (3 mo. Term SOFR + 5.50%), 01/25/2039(a)	2,000,000	2,018,208
BXDL Static CLO LLC, Series 2025-1A, Class C, 5.87% (3 mo. Term SOFR + 2.20%), 07/20/2035(a)	1,925,000	1,942,650
Carlyle Global Market Strategies, Series 2019-1A, Class CR2, 6.27% (3 mo. Term SOFR + 2.60%), 04/20/2031(a)	2,400,000	2,401,781
Cent CLO Ltd., Series 2018-27A, Class B1R, 5.73% (3 mo. Term SOFR + 2.06%), 01/25/2035(a)	3,850,000	3,863,779
Cerberus Loan Funding LP
Series 2023-1A, Class C, 8.07% (3 mo. Term SOFR + 4.40%), 03/22/2035(a)	1,500,000	1,507,950
Series 2023-2A, Class D2, 12.17% (3 mo. Term SOFR + 8.50%), 07/15/2035(a)	1,900,000	1,925,553
CIFC Funding Ltd., Series 2024-3A, Class D1, 6.82% (3 mo. Term SOFR + 3.15%), 07/21/2037(a)	1,000,000	1,006,118
CQS US CLO Ltd., Series 2025-5A, Class D1, 6.96% (3 mo. Term SOFR + 3.15%), 01/17/2039(a)	1,000,000	1,005,720
Crown Point CLO Ltd., Series 2021-10A, Class D, 7.43% (3 mo. Term SOFR + 3.76%), 07/20/2034(a)	2,000,000	2,007,452
Deerpath Capital CLO Ltd., Series 2024-1A, Class D, 8.92% (3 mo. Term SOFR + 5.25%), 07/15/2036(a)	3,500,000	3,527,489
Dryden Senior Loan Fund
Series 2018-64A, Class D, 6.58% (3 mo. Term SOFR + 2.91%), 04/18/2031(a)	1,500,000	1,512,275
Series 2023-107A, Class D1R, 6.75% (3 mo. Term SOFR + 2.90%), 08/15/2038(a)	3,650,000	3,684,890
Series 2024-119A, Class D2, 9.07% (3 mo. Term SOFR + 5.40%), 04/15/2036(a)	2,000,000	2,008,358

See accompanying notes which are an integral part of these financial statements.

96

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Eldridge CLO Ltd., Series 2025-1A, Class D2, 8.02% (3 mo. Term SOFR + 4.10%), 10/20/2038(a)	$2,250,000	$2,270,012
Fortress Credit Opportunities
Series 2025-29A, Class D, 7.17% (3 mo. Term SOFR + 3.50%), 04/20/2033(a)	2,500,000	2,513,502
Series 2025-37A, Class B, 6.27% (3 mo. Term SOFR + 2.60%), 07/20/2033(a)	2,500,000	2,526,112
Gallatin CLO Ltd.
Series 2023-1A, Class D1R, 9.32% (3 mo. Term SOFR + 3.60%), 10/14/2036(a)	2,000,000	2,015,900
Series 2024-1A, Class D1, 7.67% (3 mo. Term SOFR + 4.00%), 10/20/2037(a)	4,000,000	4,034,888
HPS Private Credit CLO LLC, Series 2024-2A, Class C, 7.10% (3 mo. Term SOFR + 3.25%), 05/15/2036(a)	4,000,000	4,011,076
ICG US CLO Ltd., Series 2023-1A, Class D1R, 6.87% (3 mo. Term SOFR + 3.20%), 07/18/2038(a)	4,000,000	4,025,056
Madison Park Funding Ltd.
Series 2015-19A, Class ER3, 11.01% (3 mo. Term SOFR + 7.34%), 01/22/2037(a)	4,000,000	4,000,000
Series 2019-37A, Class BR2, 5.62% (3 mo. Term SOFR + 1.95%), 04/15/2037(a)	1,750,000	1,753,248
Maranon Loan Funding Ltd., Series 2021-3A, Class DR, 8.48% (3 mo. Term SOFR + 4.81%), 10/15/2036(a)	1,000,000	1,011,343
Marble Point CLO Ltd.
Series 2020-1A, Class D1R, 7.32% (3 mo. Term SOFR + 3.65%), 07/20/2037(a)	3,000,000	3,019,104
Series 2020-3A, Class D1R2, 6.67% (3 mo. Term SOFR + 3.00%), 10/19/2038(a)	2,000,000	2,023,262
Monroe Capital CLO Ltd., Series 2021-2A, Class C, 6.63% (3 mo. Term SOFR + 2.91%), 09/14/2033(a)	500,000	503,095
Octagon Investment Partners Ltd., Series 2018-1A, Class DR, 10.92% (3 mo. Term SOFR + 7.25%), 10/20/2037(a)	2,575,000	2,598,263
Pikes Peak CLO Ltd., Series 2023-14A, Class D2R, 8.32% (3 mo. Term SOFR + 4.65%), 07/20/2038(a)	2,300,000	2,325,493
Regatta Funding Ltd.
Series 2019-2A, Class D1R2, 0.00% (3 mo. Term SOFR + 2.65%), 04/15/2039(a)	3,000,000	3,000,000
Series 2025-3A, Class D2, 8.18%, 07/20/2038(a)	2,000,000	2,024,786
Sculptor CLO Ltd., Series 29A, Class D1R, 7.07% (3 mo. Term SOFR + 3.40%), 07/22/2038(a)	3,000,000	3,029,505
Sound Point CLO Ltd., Series 2023-1A, Class D1R, 7.17% (3 mo. Term SOFR + 3.50%), 07/26/2038(a)	5,000,000	5,035,300
Sycamore Tree CLO Ltd., Series 2023-3A, Class BR, 5.82% (3 mo. Term SOFR + 2.15%), 04/20/2037(a)	6,440,000	6,454,046
Trinitas CLO Ltd., Series 2025-32A, Class D1, 6.77% (3 mo. Term SOFR + 3.10%), 07/23/2038(a)	1,500,000	1,518,041

See accompanying notes which are an integral part of these financial statements.

97

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS — (Continued)
Voya CLO Ltd., Series 2018-1A, Class C, 6.53% (3 mo. Term SOFR + 2.86%), 04/19/2031(a)	$775,000	$778,622
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $101,520,552)		101,690,912
CORPORATE OBLIGATIONS — 11.8%
Basic Materials — 1.0%
Barrick International Barbados Corp., 6.35%, 10/15/2036(a)	95,000	104,475
Capstone Copper Corp., 6.75%, 03/31/2033(a)	480,000	497,665
Celanese US Holdings LLC, 7.38%, 02/15/2034	410,000	417,477
Century Aluminum Co., 6.88%, 08/01/2032(a)	410,000	425,095
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034(a)	800,000	838,414
Consolidated Energy Finance SA
6.50%, 05/15/2026(a)	390,000	386,387
12.00%, 02/15/2031(a)	670,000	563,570
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(a)	330,000	330,261
First Quantum Minerals Ltd., 7.25%, 02/15/2034(a)	1,180,000	1,240,573
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	145,000	149,569
Magnera Corp., 4.75%, 11/15/2029(a)	560,000	506,452
Mercer International, Inc., 5.13%, 02/01/2029	420,000	259,889
Methanex US Operations, Inc., 6.25%, 03/15/2032(a)	810,000	835,779
Mosaic Co., 5.63%, 11/15/2043	155,000	149,559
Novelis Corp., 4.75%, 01/30/2030(a)	210,000	203,658
Nucor Corp., 5.10%, 06/01/2035	150,000	152,908
Nutrien Ltd., 4.13%, 03/15/2035	165,000	152,885
Olin Corp., 6.63%, 04/01/2033(a)	420,000	412,089
Taseko Mines Ltd., 8.25%, 05/01/2030(a)	780,000	828,900
		8,455,605
Communications — 0.6%
AT&T, Inc., 4.90%, 08/15/2037	315,000	306,275
Cars.com, Inc., 6.38%, 11/01/2028(a)	300,000	300,343
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 07/01/2032(a)	670,000	616,074
Comcast Corp., 6.50%, 11/15/2035	185,000	204,630
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031(a)	820,000	845,329
Gen Digital, Inc., 6.25%, 04/01/2033(a)	390,000	392,299
Gray Media, Inc., 5.38%, 11/15/2031(a)	890,000	661,917
Lamar Media Corp., 4.88%, 01/15/2029	170,000	170,108
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030(a)	420,000	410,339
T-Mobile USA, Inc., 5.75%, 01/15/2034	195,000	205,916
Univision Communications, Inc., 4.50%, 05/01/2029(a)	430,000	410,966
Verizon Communications, Inc., 4.27%, 01/15/2036	325,000	304,746
		4,828,942

See accompanying notes which are an integral part of these financial statements.

98

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Cyclical — 1.3%
Adient Global Holdings Ltd., 7.50%, 02/15/2033(a)	$400,000	$415,592
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(a)	810,000	833,707
BorgWarner, Inc., 5.40%, 08/15/2034	150,000	154,212
Caesars Entertainment, Inc., 4.63%, 10/15/2029(a)	860,000	826,316
Carnival Corp., 6.13%, 02/15/2033(a)	320,000	329,337
Champ Acquisition Corp., 8.38%, 12/01/2031(a)	710,000	758,787
Cinemark USA, Inc., 7.00%, 08/01/2032(a)	790,000	817,967
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/2032(a)	800,000	828,532
FirstCash, Inc., 4.63%, 09/01/2028(a)	340,000	337,709
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	100,000	102,323
General Motors Financial Co., Inc., 6.10%, 01/07/2034	145,000	153,812
Goodyear Tire & Rubber Co., 6.63%, 07/15/2030	620,000	635,386
K Hovnanian Enterprises, Inc., 8.38%, 10/01/2033(a)	400,000	409,104
Lithia Motors, Inc., 3.88%, 06/01/2029(a)	430,000	416,199
Lowe’s Cos., Inc., 2.80%, 09/15/2041	210,000	151,508
Meritage Homes Corp., 5.65%, 03/15/2035	150,000	153,247
NCL Corp. Ltd., 6.25%, 09/15/2033(a)	410,000	412,458
New Flyer Holdings, Inc., 9.25%, 07/01/2030(a)	390,000	420,448
Newell Brands, Inc., 8.50%, 06/01/2028(a)	390,000	409,170
O’Reilly Automotive, Inc., 4.70%, 06/15/2032	150,000	151,400
Phinia, Inc.
6.75%, 04/15/2029(a)	125,000	129,372
6.63%, 10/15/2032(a)	320,000	333,366
PulteGroup, Inc., 6.38%, 05/15/2033	140,000	153,460
Resideo Funding, Inc., 6.50%, 07/15/2032(a)	400,000	406,804
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(a)	200,000	206,228
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032	480,000	497,902
Viking Cruises Ltd., 5.88%, 10/15/2033(a)	820,000	831,694
		11,276,040
Consumer, Non-Cyclical — 2.0%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(a)	800,000	791,236
Agilent Technologies, Inc., 4.75%, 09/09/2034	205,000	204,690
Amgen, Inc., 5.25%, 03/02/2033	200,000	207,028
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(a)	390,000	411,145
Ashtead Capital, Inc., 5.95%, 10/15/2033(a)	190,000	200,406
B&G Foods, Inc., 8.00%, 09/15/2028(a)	50,000	47,250
Baxter International, Inc., 2.54%, 02/01/2032	235,000	205,411
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	200,000	203,914
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	220,000	207,762
Brown-Forman Corp., 4.00%, 04/15/2038	170,000	153,748
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	225,000	207,220
Campbell’s Co., 5.40%, 03/21/2034	205,000	208,570
Chobani Holdco LLC, 8.75% (or 9.50% PIK), 10/01/2029(a)	314,250	335,722
Conagra Brands, Inc., 5.30%, 11/01/2038	160,000	151,178
Concentra Health Services, Inc., 6.88%, 07/15/2032(a)	360,000	377,372

See accompanying notes which are an integral part of these financial statements.

99

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Non-Cyclical — (Continued)
Constellation Brands, Inc., 4.90%, 05/01/2033	$155,000	$155,783
DaVita, Inc., 6.88%, 09/01/2032(a)	590,000	608,117
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	320,000	325,850
EquipmentShare.com, Inc., 8.63%, 05/15/2032(a)	580,000	620,761
Fiesta Purchaser, Inc., 9.63%, 09/15/2032(a)	570,000	578,033
GE HealthCare Technologies, Inc., 5.50%, 06/15/2035	200,000	206,648
Global Payments, Inc., 5.40%, 08/15/2032	150,000	152,278
HCA, Inc., 5.45%, 09/15/2034	200,000	205,367
Hertz Corp., 12.63%, 07/15/2029(a)	410,000	413,003
J.M. Smucker Co., 6.20%, 11/15/2033	190,000	205,724
JBS USA Food Co., 6.75%, 03/15/2034	185,000	204,077
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	200,000	203,608
Kraft Heinz Foods Co., 6.88%, 01/26/2039	135,000	151,084
Kroger Co., 5.00%, 09/15/2034	205,000	205,262
Mars, Inc., 5.20%, 03/01/2035(a)	200,000	204,841
Medline Borrower LP, 5.25%, 10/01/2029(a)	620,000	621,468
Molina Healthcare, Inc., 6.25%, 01/15/2033(a)	400,000	403,094
Molson Coors Beverage Co., 4.20%, 07/15/2046	125,000	101,048
Performance Food Group, Inc., 4.25%, 08/01/2029(a)	510,000	499,735
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	810,000	797,362
Philip Morris International, Inc., 5.25%, 02/13/2034	200,000	206,530
Post Holdings, Inc., 6.38%, 03/01/2033(a)	810,000	816,896
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031(a)	650,000	652,213
Royalty Pharma PLC, 3.30%, 09/02/2040	265,000	206,052
Simmons Foods, Inc., 4.63%, 03/01/2029(a)	840,000	810,139
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030(a)	400,000	418,255
TreeHouse Foods, Inc., 4.00%, 09/01/2028	710,000	708,631
Tyson Foods, Inc., 4.88%, 08/15/2034	205,000	203,862
United Rentals North America, Inc., 6.00%, 12/15/2029(a)	100,000	102,549
Upbound Group, Inc., 6.38%, 02/15/2029(a)	330,000	327,352
US Foods, Inc., 7.25%, 01/15/2032(a)	160,000	168,074
VT Topco, Inc., 8.50%, 08/15/2030(a)	790,000	810,082
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	230,000	207,821
		16,414,251
Diversified — 0.1%
Stena International SA, 7.25%, 01/15/2031(a)	600,000	616,903
Energy — 1.6%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029(a)	580,000	612,804
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(a)	600,000	622,318
Borr IHC Ltd. / Borr Finance LLC, 10.38%, 11/15/2030(a)	153,289	156,911
Bristow Group, Inc., 6.75%, 02/01/2033(a)	100,000	101,219

See accompanying notes which are an integral part of these financial statements.

100

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Energy — (Continued)
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 07/15/2028(a)	$100,000	$103,093
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	180,000	154,507
Cheniere Energy Partners LP, 5.75%, 08/15/2034	145,000	151,199
Comstock Resources, Inc., 5.88%, 01/15/2030(a)	860,000	839,625
Continental Resources, Inc., 5.75%, 01/15/2031(a)	145,000	149,735
CVR Energy, Inc., 7.88%, 02/15/2034(a)	975,000	968,309
Energy Transfer LP, 7.38%, 02/01/2031(a)	95,000	98,601
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	800,000	835,306
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(a)	400,000	413,015
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029(a)	320,000	337,115
Hess Corp., 7.13%, 03/15/2033	130,000	149,659
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029(a)	170,000	170,133
Howard Midstream Energy Partners LLC, 6.63%, 01/15/2034(a)	330,000	338,918
Kinder Morgan, Inc., 5.95%, 08/01/2054	150,000	150,944
Kinetik Holdings LP, 5.88%, 06/15/2030(a)	100,000	101,256
Kodiak Gas Services LLC, 6.50%, 10/01/2033(a)	410,000	420,149
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(a)	200,000	194,625
MPLX LP, 5.00%, 03/01/2033	155,000	155,762
ONEOK, Inc., 6.05%, 09/01/2033	140,000	148,545
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030(a)	340,000	340,822
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	145,000	149,595
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	880,000	830,643
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual(a)	400,000	412,256
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(a)	820,000	832,628
Targa Resources Corp., 6.50%, 03/30/2034	140,000	153,167
TransMontaigne Partners LLC, 8.50%, 06/15/2030(a)	310,000	321,812
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029(a)	480,000	497,272
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(a)	1,530,000	1,346,925
Western Midstream Operating LP, 6.15%, 04/01/2033	145,000	153,292
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029(a)	380,000	386,189
Williams Cos., Inc., 5.60%, 03/15/2035	145,000	150,691
		12,949,040
Financial — 3.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	220,000	203,598
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030(a)	200,000	204,688
American Express Co., 5.28% to 07/26/2034 then SOFR + 1.42%, 07/26/2035	405,000	414,793
American Tower Corp., 5.55%, 07/15/2033	195,000	203,768

See accompanying notes which are an integral part of these financial statements.

101

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Asurion LLC and Asurion Co.-Issuer, Inc., 8.00%, 12/31/2032(a)	$100,000	$104,545
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032(a)	205,000	203,457
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	530,000	465,264
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(a)	360,000	386,113
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(a)	640,000	618,679
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	390,000	403,986
Credit Acceptance Corp., 6.63%, 03/15/2030(a)	490,000	491,400
Crown Castle, Inc., 5.10%, 05/01/2033	200,000	202,158
Enact Holdings, Inc., 6.25%, 05/28/2029	150,000	157,264
Encore Capital Group, Inc., 6.63%, 04/15/2031(a)	410,000	413,872
EZCORP, Inc., 7.38%, 04/01/2032(a)	570,000	608,631
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	395,000	413,949
Freedom Mortgage Holdings LLC, 7.88%, 04/01/2033(a)	1,590,000	1,622,813
GGAM Finance Ltd., 5.88%, 03/15/2030(a)	600,000	610,680
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(a)	1,100,000	1,140,019
goeasy Ltd., 6.88%, 02/15/2031(a)	890,000	837,306
Goldman Sachs Group, Inc., 4.02% to 10/31/2037 then 3 mo. Term SOFR + 1.63%, 10/31/2038	460,000	411,898
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033(a)	790,000	822,081
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031(a)	420,000	416,541
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030(a)	590,000	622,061
JPMorgan Chase & Co., 4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035	515,000	517,352
LPL Holdings, Inc., 4.38%, 05/15/2031(a)	190,000	184,878
M&T Bank Corp., 5.40% to 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	410,000	414,365
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031(a)	190,000	203,412
Millrose Properties, Inc., 6.38%, 08/01/2030(a)	400,000	408,546
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	395,000	413,286
NMI Holdings, Inc., 6.00%, 08/15/2029	150,000	154,963
OneMain Finance Corp., 7.13%, 11/15/2031	800,000	829,558
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(a)	730,000	752,299
PennyMac Financial Services, Inc., 6.75%, 02/15/2034(a)	650,000	656,380
PHH Corp., 9.88%, 11/01/2029(a)	640,000	655,347
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)	1,080,000	1,132,709
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	440,000	461,769
PRA Group, Inc., 5.00%, 10/01/2029(a)	530,000	485,978
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029(a)	590,000	619,302
Prudential Financial, Inc., 5.20%, 03/14/2035	200,000	204,132

See accompanying notes which are an integral part of these financial statements.

102

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Radian Group, Inc., 6.20%, 05/15/2029	$145,000	$152,309
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(a)	200,000	206,994
Rocket Cos., Inc., 7.13%, 02/01/2032(a)	780,000	815,558
Starwood Property Trust, Inc., 5.75%, 01/15/2031(a)	410,000	415,665
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030(a)	200,000	207,887
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(a)	740,000	764,042
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035(a)	395,000	413,952
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029(a)	650,000	632,766
UWM Holdings LLC, 6.25%, 03/15/2031(a)	610,000	606,527
Walker & Dunlop, Inc., 6.63%, 04/01/2033(a)	400,000	410,265
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	395,000	411,769
		25,111,574
Industrial — 1.5%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030(a)	330,000	337,599
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033(a)	540,000	568,223
Amphenol Corp., 5.25%, 04/05/2034	145,000	150,252
Arrow Electronics, Inc., 5.88%, 04/10/2034	195,000	203,221
Axon Enterprise, Inc., 6.25%, 03/15/2033(a)	320,000	331,762
Beacon Mobility Corp., 7.25%, 08/01/2030(a)	590,000	618,025
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(a)	300,000	302,163
Builders FirstSource, Inc., 6.75%, 05/15/2035(a)	780,000	820,466
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	180,000	149,074
Carrier Global Corp., 3.38%, 04/05/2040	125,000	100,780
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(a)	320,000	322,718
Coherent Corp., 5.00%, 12/15/2029(a)	300,000	298,974
CRH America Finance, Inc., 5.40%, 05/21/2034	195,000	201,919
CSX Corp., 6.15%, 05/01/2037	140,000	153,489
Enerflex, Inc., 6.88%, 01/15/2031(a)	410,000	424,024
FTAI Aviation Investors LLC, 5.88%, 04/15/2033(a)	330,000	334,801
GATX Corp., 5.50%, 06/15/2035	195,000	200,076
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(a)	200,000	206,144
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	850,000	836,773
Knife River Corp., 7.75%, 05/01/2031(a)	480,000	501,552
Northrop Grumman Corp., 5.20%, 06/01/2054	160,000	150,871
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(a)	810,000	825,384
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	390,000	405,375
Reworld Holding Corp., 4.88%, 12/01/2029(a)	430,000	416,627
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	170,000	167,619
RTX Corp., 6.10%, 03/15/2034	140,000	152,829
Seaspan Corp., 5.50%, 08/01/2029(a)	430,000	409,346
Sensata Technologies, Inc., 3.75%, 02/15/2031(a)	360,000	337,966

See accompanying notes which are an integral part of these financial statements.

103

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Industrial — (Continued)
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(a)	$780,000	$832,014
Standard Building Solutions, Inc., 6.50%, 08/15/2032(a)	320,000	330,180
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032(a)	320,000	338,219
Trinity Industries, Inc., 7.75%, 07/15/2028(a)	320,000	330,507
Trivium Packaging Finance BV, 12.25%, 01/15/2031(a)	380,000	416,109
United Parcel Service, Inc., 5.50%, 05/22/2054	105,000	102,352
Waste Management, Inc., 4.88%, 02/15/2034	150,000	153,492
XPO, Inc., 7.13%, 06/01/2031(a)	160,000	166,246
		12,597,171
Technology — 0.4%
Amkor Technology, Inc., 5.88%, 10/01/2033(a)	400,000	408,142
CACI International, Inc., 6.38%, 06/15/2033(a)	270,000	280,472
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	200,000	203,244
Dell International LLC / EMC Corp., 4.85%, 02/01/2035	205,000	200,693
Fiserv, Inc., 5.25%, 08/11/2035	150,000	148,990
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	200,000	200,951
MSCI, Inc., 5.25%, 09/01/2035	200,000	200,765
Oracle Corp., 3.90%, 05/15/2035	235,000	202,684
Roper Technologies, Inc., 1.75%, 02/15/2031	230,000	201,954
Unisys Corp., 10.63%, 01/15/2031(a)	480,000	455,794
VMware LLC, 2.20%, 08/15/2031	225,000	200,380
Zebra Technologies Corp., 6.50%, 06/01/2032(a)	400,000	412,286
		3,116,355
Utilities — 0.3%
Berkshire Hathaway Energy Co., 6.13%, 04/01/2036	190,000	206,008
Duke Energy Florida LLC, 6.40%, 06/15/2038	185,000	205,887
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(a)	410,000	416,429
NRG Energy, Inc., 6.25%, 11/01/2034(a)	790,000	811,411
Virginia Electric and Power Co., 5.15%, 03/15/2035	200,000	203,069
Vistra Operations Co. LLC
6.88%, 04/15/2032(a)	310,000	325,888
6.00%, 04/15/2034(a)	195,000	204,668
VoltaGrid LLC, 7.38%, 11/01/2030(a)	410,000	415,484
		2,788,844
TOTAL CORPORATE OBLIGATIONS (Cost $97,502,064)		98,154,725
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 10.0%
Federal Home Loan Mortgage Corp.
Pool QJ0865, 5.50%, 08/01/2054	945,514	959,506
Pool QJ7063, 5.50%, 10/01/2054	2,263,894	2,304,470
Pool QJ7675, 6.00%, 11/01/2054	2,448,638	2,512,420
Pool QX0791, 5.50%, 12/01/2054	2,095,509	2,135,032

See accompanying notes which are an integral part of these financial statements.

104

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Pool RA4179, 2.50%, 12/01/2050	$4,545,478	$3,873,066
Pool SD5007, 5.00%, 09/01/2053	941,133	945,245
Pool SD6195, 5.00%, 10/01/2053	797,591	801,574
Pool SL0716, 5.00%, 03/01/2055	3,790,848	3,802,672
Pool SL0741, 6.00%, 02/01/2055	4,256,830	4,377,290
Pool SL0817, 6.00%, 04/01/2055	3,273,268	3,403,128
Pool SL1634, 2.50%, 07/01/2052	5,700,782	4,867,675
Federal National Mortgage Association
Pool BR0948, 2.00%, 04/01/2051	2,926,630	2,382,212
Pool BW5186, 5.00%, 11/01/2052	807,347	808,351
Pool BX0432, 6.00%, 11/01/2052	2,910,847	2,996,563
Pool CA4149, 3.00%, 09/01/2049	8,390,632	7,469,902
Pool CA8895, 2.50%, 02/01/2051	2,055,659	1,751,553
Pool CB3000, 2.00%, 12/01/2051	4,871,534	3,959,232
Pool CB7336, 5.50%, 10/01/2053	5,444,924	5,542,763
Pool DB3770, 5.50%, 05/01/2054	913,743	927,264
Pool DC3426, 5.00%, 09/01/2054	972,154	973,971
Pool DC5739, 5.50%, 11/01/2054	1,334,451	1,356,284
Pool FP0069, 2.50%, 01/01/2052	3,471,476	2,965,241
Pool FS4653, 5.50%, 05/01/2053	1,124,519	1,143,673
Pool FS6738, 5.00%, 09/01/2053	2,170,527	2,181,209
Pool FS8870, 5.00%, 09/01/2053	2,579,053	2,590,321
Pool FS9192, 3.00%, 07/01/2052	3,642,204	3,234,569
Pool FS9409, 5.50%, 10/01/2054	5,337,836	5,433,506
Pool MA4511, 2.00%, 01/01/2052	1,527,264	1,246,501
Government National Mortgage Association
Pool MA8490, 5.00%, 12/20/2052	748,343	748,163
Pool MA8570, 5.50%, 01/20/2053	4,319,666	4,405,865
Pool MA9018, 6.00%, 07/20/2053	562,086	575,059
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $81,502,750)		82,674,280
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 8.1%
Federal Home Loan Mortgage Corp.
Series K-172, Class A2, 4.58%, 08/25/2035(b)	11,000,000	11,029,601
Series K-173, Class A2, 4.60%, 09/25/2035(b)	1,000,000	1,008,603
Series K-174, Class A2, 4.53%, 10/25/2035(b)	5,000,000	5,020,710
Series K-176, Class A1, 4.37%, 09/25/2035(f)	13,000,000	13,015,977
Series K547, Class A2, 4.42%, 05/25/2030(b)	5,000,000	5,024,555
Series K548, Class A2, 4.32%, 09/25/2030(b)	2,000,000	2,017,890
Series K549, Class A2, 4.34%, 09/25/2030(b)	2,000,000	2,024,990

See accompanying notes which are an integral part of these financial statements.

105

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — (Continued)
Series K553, Class A2, 4.07%, 12/25/2030(b)	$7,500,000	$7,504,380
Series K761, Class A2, 4.40%, 06/25/2032(b)	10,000,000	10,087,790
Series KF169, Class AS, 4.35% (30 day avg SOFR US + 0.56%), 11/25/2035	10,000,000	10,012,460
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $66,797,162)		66,746,956
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
ALA Trust
Series 2025-OANA, Class C, 5.77% (1 mo. Term SOFR + 2.09%), 06/15/2040(a)	300,000	302,423
Series 2025-OANA, Class D, 6.77% (1 mo. Term SOFR + 3.09%), 06/15/2040(a)	200,000	201,580
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class AS, 6.31% (1 mo. Term SOFR + 2.64%), 01/20/2041(a)	1,000,000	1,010,337
AREIT CRE Ltd., Series 2024-CRE9, Class AS, 5.92% (1 mo. Term SOFR + 2.24%), 05/17/2041(a)	800,000	800,901
ARES Commercial Mortgage Trust, Series 2024-IND, Class D, 6.57% (1 mo. Term SOFR + 2.89%), 07/15/2041(a)	500,000	503,281
ARZ Trust, Series 2024-BILT, Class D, 7.00%, 06/11/2039(a)	250,000	258,424
Banc of America Re-Remic Trust, Series 2025-ASHF, Class C, 6.68% (1 mo. Term SOFR + 3.00%), 02/15/2042(a)	750,000	752,682
Bank-2025, Series 2025-BNK51, Class D, 4.00%, 12/25/2067(a)	1,000,000	715,532
BX Trust
Series 2024-AIRC, Class C, 6.27% (1 mo. Term SOFR + 2.59%), 08/15/2041(a)	260,175	261,576
Series 2024-BIO, Class C, 6.32% (1 mo. Term SOFR + 2.64%), 02/15/2041(a)	200,000	199,090
Series 2024-BIO, Class D, 7.32% (1 mo. Term SOFR + 3.64%), 02/15/2041(a)	200,000	198,064
Series 2024-KING, Class D, 6.17% (1 mo. Term SOFR + 2.49%), 05/15/2034(a)	493,503	497,601
Series 2024-PALM, Class D, 6.32% (1 mo. Term SOFR + 2.64%), 06/15/2037(a)	259,615	260,582
Series 2024-VLT4, Class E, 6.57% (1 mo. Term SOFR + 2.89%), 06/15/2041(a)	200,000	199,519
Series 2024-VLT4, Class F, 7.62% (1 mo. Term SOFR + 3.94%), 06/15/2041(a)	500,000	499,563
Series 2025-BIO3, Class D, 6.96%, 02/10/2042(a)(b)	750,000	756,362
Series 2025-VLT7, Class D, 6.93% (1 mo. Term SOFR + 3.25%), 07/15/2044(a)	800,000	803,545
Series 2025-VOLT, Class C, 6.03% (1 mo. Term SOFR + 2.35%), 12/15/2044(a)	1,500,000	1,507,590

See accompanying notes which are an integral part of these financial statements.

106

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (Continued)
Commercial Mortgage Pass Through Certificates, Series 2024-WCL1, Class C, 6.57% (1 mo. Term SOFR + 2.89%), 06/15/2041(a)	$1,500,000	$1,499,569
DBSG Mortgage Trust, Series 2024-ALTA, Class D, 7.06%, 06/10/2037(a)(b)	400,000	405,163
DC Commercial Mortgage Trust
Series 2024-HLTN, Class C, 7.04%, 04/13/2040(a)(b)	500,000	504,091
Series 2024-HLTN, Class D, 7.71%, 04/13/2040(a)(b)	300,000	303,591
Extended Stay America Trust
Series 2025-ESH, Class D, 6.28% (1 mo. Term SOFR + 2.60%), 10/15/2042(a)	5,000,000	5,060,210
Series 2025-ESH, Class E, 7.03% (1 mo. Term SOFR + 3.35%), 10/15/2042(a)	4,000,000	4,057,272
Gaea Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/2030(a)(b)	1,815,032	1,783,006
Hilton USA Trust
Series 2024-ORL, Class C, 6.12% (1 mo. Term SOFR + 2.44%), 05/15/2037(a)	200,000	200,619
Series 2024-ORL, Class D, 6.87% (1 mo. Term SOFR + 3.19%), 05/15/2037(a)	200,000	200,730
HTL Commercial Mortgage Trust
Series 2024-T53, Class D, 8.20%, 05/10/2039(a)(b)	300,000	307,592
Series 2024-T53, Class F, 11.93%, 05/10/2039(a)(b)	100,000	103,251
ICNQ Mortgage Trust, Series 2024-MF, Class E, 6.35%, 12/10/2034(a)(b)	750,000	758,267
Jackson Park Trust, Series 2019-LIC, Class E, 3.24%, 10/14/2039(a)(b)	750,000	663,259
Morgan Stanley ABS Capital I, Inc., Series 2024-BPR2, Class A, 7.29%, 05/05/2029(a)	288,699	303,430
Morgan Stanley Capital I, Inc., Series 2014-150E, Class A, 3.91%, 09/09/2032(a)	800,000	725,140
NYC Commercial Mortgage Trust
Series 2025-28L, Class C, 5.44%, 11/05/2038(a)(b)	1,000,000	1,006,295
Series 2025-28L, Class D, 6.21%, 11/05/2038(a)(b)	1,000,000	1,002,417
Stellar Management, Series 2025-IP, Class E, 6.85%, 06/10/2042(a)(b)	250,000	254,487
TX Trust, Series 2024-HOU, Class D, 6.92% (1 mo. Term SOFR + 3.24%), 06/15/2039(a)	200,000	200,431
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class E, 7.14%, 03/15/2038(a)(b)	1,500,000	1,494,116
WFLD Mortgage Trust, Series 2014-MONT, Class A, 3.75%, 08/10/2031(a)(b)	273,832	265,535
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $30,501,411)		30,827,123

	Shares
EXCHANGE TRADED FUNDS — 1.7%
Invesco Senior Loan ETF	144,578	2,998,548
iShares Broad USD High Yield Corporate Bond ETF	307,515	11,574,864
TOTAL EXCHANGE TRADED FUNDS (Cost $14,552,893)		14,573,412

See accompanying notes which are an integral part of these financial statements.

107

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER — 0.2%
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, 7.40% (30 day avg SOFR US + 3.70%), 02/25/2044(a)	$1,000,000	$1,051,602
Federal Home Loan Mortgage Corp., Series 2022-HQA3, Class M1B, 7.25% (30 day avg SOFR US + 3.55%), 08/25/2042(a)	500,000	520,650
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $1,496,563)		1,572,252

	Shares
COMMON STOCKS — 0.0%(e)
Energy — 0.0%(e)
Enviva Escrow(g)(h)	150,000	0
Enviva LLC(h)	5,458	81,870
TOTAL COMMON STOCKS (Cost $183,056)		81,870
SHORT-TERM INVESTMENTS — 5.9%
Money Market Funds — 5.9%
First American Government Obligations Fund - Class U, 3.63%(i)	48,785,209	48,785,209
TOTAL SHORT-TERM INVESTMENTS (Cost $48,785,209)		48,785,209
TOTAL INVESTMENTS — 102.8% (Cost $844,940,032)		$851,471,334
Liabilities in Excess of Other Assets — (2.8)%		(23,552,481)
TOTAL NET ASSETS — 100.0%		$827,918,853

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Advisor, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of January 31, 2026, the value of these securities total $615,633,823 or 74.4% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2026.

(c)	Step coupon bond. The rate disclosed is as of January 31, 2026.
(d)	Interest only security.
(e)	Represents less than 0.05% of net assets.
(f)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
See accompanying notes which are an integral part of these financial statements.

108

ANGEL OAK INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2026(Continued)
(g)
As of January 31, 2026, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940. The value of these securities amounted to $0 or 0.0% of net assets. Value determined using significant unobservable inputs.

(h)	Non-income producing security. Income is not being accrued.
(i)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
See accompanying notes which are an integral part of these financial statements.

109

Angel Oak Income ETF
SCHEDULE OF OPEN FUTURES CONTRACTS
January 31, 2026

Long Futures Contracts	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	410	03/31/2026	$44,661,172	$(18,294)

Schedule of Centrally Cleared Credit Default
Swaps - Buy Protection(a)
January 31, 2026

Reference Obligation	Implied Credit Spread at 01/31/26(b)	Pay (Receive) Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.IG(d)	0.49%	1.00%	Quarterly	12/20/2030	Wells Fargo Securities, LLC	$150,000,000	$(3,548,986)	$(3,327,712)	$(221,274)

(a)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year-end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(c)
The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(d)	Centrally cleared swap, clearing agent: Intercontinental Exchange.
See accompanying notes which are an integral part of these financial statements.

110

Angel Oak Total Return ETF
Schedule of Investments
January 31, 2026

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S.GOVERNMENT AGENCY — 38.9%
Federal Home Loan Mortgage Corp.
Pool QE0312, 2.00%, 04/01/2052	$780,919	$636,384
Pool RA4179, 2.50%, 12/01/2050	337,864	287,884
Pool SD6284, 2.00%, 01/01/2054	316,234	257,013
Pool SD8150, 2.00%, 06/01/2051	346,100	283,286
Pool SD8224, 2.50%, 07/01/2052	304,776	260,344
Federal National Mortgage Association
Pool BT0240, 2.00%, 09/01/2051	613,850	500,811
Pool BV7773, 2.50%, 04/01/2052	673,007	573,813
Pool CA9273, 2.00%, 02/01/2051	251,897	205,668
Pool CB0456, 2.50%, 05/01/2051	609,139	517,645
Pool CB2806, 2.50%, 02/01/2052	803,586	691,173
Pool CB3164, 2.50%, 03/01/2052	951,162	811,566
Pool CB7336, 5.50%, 10/01/2053	563,268	573,389
Pool FM6672, 2.50%, 03/01/2051	38,874	33,145
Pool FM7652, 2.50%, 06/01/2051	190,921	163,259
Pool MA4237, 2.00%, 01/01/2051	528,107	433,003
Pool MA4437, 2.00%, 10/01/2051	610,127	498,918
Pool MA4512, 2.50%, 01/01/2052	256,522	219,114
Pool MA4547, 2.00%, 02/01/2052	561,253	455,444
Pool MA4548, 2.50%, 02/01/2052	78,424	66,914
Pool MA4563, 2.50%, 03/01/2052	30,761	26,189
Pool MA4599, 3.00%, 05/01/2052	412,566	366,134
Pool MA4653, 3.00%, 07/01/2052	344,961	307,296
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $8,197,876)		8,168,392
CORPORATE OBLIGATIONS — 26.2%
Basic Materials — 0.9%
Barrick International Barbados Corp., 6.35%, 10/15/2036(a)	20,000	21,995
First Quantum Minerals Ltd., 7.25%, 02/15/2034(a)	15,000	15,770
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	35,000	36,103
Methanex US Operations, Inc., 6.25%, 03/15/2032(a)	20,000	20,636
Mosaic Co., 5.63%, 11/15/2043	35,000	33,772
Nucor Corp., 5.10%, 06/01/2035	35,000	35,678
Nutrien Ltd., 4.13%, 03/15/2035	35,000	32,430
		196,384
Communications — 1.4%
AT&T, Inc., 4.90%, 08/15/2037	70,000	68,061
Comcast Corp., 6.50%, 11/15/2035	40,000	44,244
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031(a)	20,000	20,618
Gen Digital, Inc., 6.25%, 04/01/2033(a)	20,000	20,118

See accompanying notes which are an integral part of these financial statements.

111

Angel Oak Total Return ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Communications — (Continued)
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030(a)	$20,000	$19,540
T-Mobile USA, Inc., 5.75%, 01/15/2034	45,000	47,519
Verizon Communications, Inc., 4.27%, 01/15/2036	75,000	70,326
		290,426
Consumer, Cyclical — 1.9%
BorgWarner, Inc., 5.40%, 08/15/2034	35,000	35,983
Caesars Entertainment, Inc., 4.63%, 10/15/2029(a)	20,000	19,217
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/2032(a)	15,000	15,535
Ford Motor Credit Co. LLC, 6.13%, 03/08/2034	20,000	20,465
General Motors Financial Co., Inc., 6.10%, 01/07/2034	35,000	37,127
Lithia Motors, Inc., 3.88%, 06/01/2029(a)	20,000	19,358
Lowe’s Cos., Inc., 2.80%, 09/15/2041	50,000	36,073
Meritage Homes Corp., 5.65%, 03/15/2035	35,000	35,758
Newell Brands, Inc., 8.50%, 06/01/2028(a)	20,000	20,983
O’Reilly Automotive, Inc., 4.70%, 06/15/2032	35,000	35,327
Phinia, Inc., 6.75%, 04/15/2029(a)	25,000	25,874
PulteGroup, Inc., 6.38%, 05/15/2033	30,000	32,884
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(a)	45,000	46,401
Viking Cruises Ltd., 5.88%, 10/15/2033(a)	20,000	20,285
		401,270
Consumer, Non-Cyclical — 5.8%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(a)	20,000	19,781
Agilent Technologies, Inc., 4.75%, 09/09/2034	45,000	44,932
Amgen, Inc., 5.25%, 03/02/2033	45,000	46,581
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(a)	20,000	21,084
Ashtead Capital, Inc., 5.95%, 10/15/2033(a)	45,000	47,465
Baxter International, Inc., 2.54%, 02/01/2032	55,000	48,075
Belron UK Finance PLC, 5.75%, 10/15/2029(a)	20,000	20,391
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	50,000	47,219
Brown-Forman Corp., 4.00%, 04/15/2038	40,000	36,176
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	50,000	46,049
Campbell’s Co., 5.40%, 03/21/2034	45,000	45,784
Conagra Brands, Inc., 5.30%, 11/01/2038	35,000	33,070
Constellation Brands, Inc., 4.90%, 05/01/2033	35,000	35,177
DaVita, Inc., 6.88%, 09/01/2032(a)	20,000	20,614
EquipmentShare.com, Inc., 8.63%, 05/15/2032(a)	20,000	21,406
GE HealthCare Technologies, Inc., 5.50%, 06/15/2035	45,000	46,496
Global Payments, Inc., 5.40%, 08/15/2032	35,000	35,532
HCA, Inc., 5.45%, 09/15/2034	45,000	46,207
J.M. Smucker Co., 6.20%, 11/15/2033	40,000	43,310
JBS USA Food Co., 6.75%, 03/15/2034	40,000	44,125
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	45,000	45,812
Kraft Heinz Foods Co., 6.88%, 01/26/2039	30,000	33,574
Kroger Co., 5.00%, 09/15/2034	45,000	45,058

See accompanying notes which are an integral part of these financial statements.

112

Angel Oak Total Return ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Consumer, Non-Cyclical — (Continued)
Mars, Inc., 5.20%, 03/01/2035(a)	$45,000	$46,089
Molina Healthcare, Inc., 6.25%, 01/15/2033(a)	20,000	20,155
Molson Coors Beverage Co., 4.20%, 07/15/2046	30,000	24,252
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	15,000	14,766
Philip Morris International, Inc., 5.25%, 02/13/2034	45,000	46,469
Post Holdings, Inc., 6.38%, 03/01/2033(a)	20,000	20,170
Royalty Pharma PLC, 3.30%, 09/02/2040	60,000	46,653
Simmons Foods, Inc., 4.63%, 03/01/2029(a)	20,000	19,289
Tyson Foods, Inc., 4.88%, 08/15/2034	45,000	44,750
United Rentals North America, Inc., 6.00%, 12/15/2029(a)	20,000	20,510
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	50,000	45,178
		1,222,199
Diversified — 0.1%
Stena International SA, 7.25%, 01/15/2031(a)	20,000	20,564
Energy — 2.4%
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(a)	20,000	20,744
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	40,000	34,335
Cheniere Energy Partners LP, 5.75%, 08/15/2034	35,000	36,496
Continental Resources, Inc., 5.75%, 01/15/2031(a)	35,000	36,143
Energy Transfer LP, 7.38%, 02/01/2031(a)	20,000	20,758
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	20,000	20,883
Gulfport Energy Operating Corp., 6.75%, 09/01/2029(a)	20,000	20,651
Hess Corp., 7.13%, 03/15/2033	30,000	34,537
Kinder Morgan, Inc., 5.95%, 08/01/2054	35,000	35,220
MPLX LP, 5.00%, 03/01/2033	35,000	35,172
ONEOK, Inc., 6.05%, 09/01/2033	30,000	31,831
Plains All American Pipeline LP / PAA Finance Corp., 5.70%, 09/15/2034	35,000	36,109
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	20,000	18,878
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(a)	20,000	20,308
Targa Resources Corp., 6.50%, 03/30/2034	30,000	32,821
Western Midstream Operating LP, 6.15%, 04/01/2033	30,000	31,716
Williams Cos., Inc., 5.60%, 03/15/2035	35,000	36,374
		502,976
Financial — 8.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	50,000	46,272
Aircastle Ltd. / Aircastle Ireland DAC, 5.25%, 03/15/2030(a)	45,000	46,055
American Express Co., 5.28% to 07/26/2034 then SOFR + 1.42%, 07/26/2035	90,000	92,176
American Tower Corp., 5.55%, 07/15/2033	45,000	47,024
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032(a)	45,000	44,661
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	120,000	105,343

See accompanying notes which are an integral part of these financial statements.

113

Angel Oak Total Return ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Financial — (Continued)
Burford Capital Global Finance LLC, 7.50%, 07/15/2033(a)	$20,000	$19,334
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	90,000	93,228
Crown Castle, Inc., 5.10%, 05/01/2033	45,000	45,485
Enact Holdings, Inc., 6.25%, 05/28/2029	35,000	36,695
EZCORP, Inc., 7.38%, 04/01/2032(a)	20,000	21,356
Fifth Third Bancorp, 5.63% to 01/29/2031 then SOFR + 1.84%, 01/29/2032	90,000	94,318
GGAM Finance Ltd., 5.88%, 03/15/2030(a)	20,000	20,356
Goldman Sachs Group, Inc., 4.02% to 10/31/2037 then 3 mo. Term SOFR + 1.63%, 10/31/2038	105,000	94,020
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033(a)	20,000	20,812
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030(a)	20,000	21,087
JPMorgan Chase & Co., 4.95% to 10/22/2034 then SOFR + 1.34%, 10/22/2035	115,000	115,525
LPL Holdings, Inc., 4.38%, 05/15/2031(a)	45,000	43,787
M&T Bank Corp., 5.40% to 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	90,000	90,958
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031(a)	45,000	48,177
Millrose Properties, Inc., 6.38%, 08/01/2030(a)	20,000	20,427
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	90,000	94,166
NMI Holdings, Inc., 6.00%, 08/15/2029	35,000	36,158
OneMain Finance Corp., 7.13%, 11/15/2031	20,000	20,739
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	100,000	104,948
Prudential Financial, Inc., 5.20%, 03/14/2035	45,000	45,930
Radian Group, Inc., 6.20%, 05/15/2029	35,000	36,764
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032(a)	20,000	20,699
Starwood Property Trust, Inc., 5.75%, 01/15/2031(a)	20,000	20,276
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035(a)	90,000	94,318
UWM Holdings LLC, 6.25%, 03/15/2031(a)	20,000	19,886
Walker & Dunlop, Inc., 6.63%, 04/01/2033(a)	20,000	20,513
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	90,000	93,821
		1,775,314
Industrial — 2.2%
Amphenol Corp., 5.25%, 04/05/2034	35,000	36,268
Arrow Electronics, Inc., 5.88%, 04/10/2034	45,000	46,897
Builders FirstSource, Inc., 6.75%, 05/15/2035(a)	20,000	21,038
Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	40,000	33,127
Carrier Global Corp., 3.38%, 04/05/2040	30,000	24,187
CRH America Finance, Inc., 5.40%, 05/21/2034	45,000	46,597
CSX Corp., 6.15%, 05/01/2037	30,000	32,891
GATX Corp., 5.50%, 06/15/2035	45,000	46,171
Genesee & Wyoming, Inc., 6.25%, 04/15/2032(a)	15,000	15,461
Northrop Grumman Corp., 5.20%, 06/01/2054	35,000	33,003

See accompanying notes which are an integral part of these financial statements.

114

Angel Oak Total Return ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
CORPORATE OBLIGATIONS — (Continued)
Industrial — (Continued)
Quikrete Holdings, Inc., 6.75%, 03/01/2033(a)	$20,000	$20,788
Reworld Holding Corp., 4.88%, 12/01/2029(a)	20,000	19,378
RTX Corp., 6.10%, 03/15/2034	30,000	32,749
United Parcel Service, Inc., 5.50%, 05/22/2054	25,000	24,369
Waste Management, Inc., 4.88%, 02/15/2034	35,000	35,815
		468,739
Technology — 1.9%
Amkor Technology, Inc., 5.88%, 10/01/2033(a)	20,000	20,407
CDW LLC / CDW Finance Corp., 5.55%, 08/22/2034	45,000	45,730
Dell International LLC / EMC Corp., 4.85%, 02/01/2035	45,000	44,054
Fiserv, Inc., 5.25%, 08/11/2035	35,000	34,764
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	45,000	45,214
MSCI, Inc., 5.25%, 09/01/2035	45,000	45,172
Oracle Corp., 3.90%, 05/15/2035	55,000	47,437
Roper Technologies, Inc., 1.75%, 02/15/2031	50,000	43,903
VMware LLC, 2.20%, 08/15/2031	50,000	44,529
Zebra Technologies Corp., 6.50%, 06/01/2032(a)	15,000	15,461
		386,671
Utilities — 1.1%
Berkshire Hathaway Energy Co., 6.13%, 04/01/2036	40,000	43,370
Duke Energy Florida LLC, 6.40%, 06/15/2038	40,000	44,516
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(a)	20,000	20,314
NRG Energy, Inc., 6.25%, 11/01/2034(a)	20,000	20,542
Virginia Electric and Power Co., 5.15%, 03/15/2035	45,000	45,690
Vistra Operations Co. LLC, 6.00%, 04/15/2034(a)	45,000	47,231
		221,663
TOTAL CORPORATE OBLIGATIONS (Cost $5,502,103)		5,486,206
RESIDENTIAL MORTGAGE-BACKED SECURITIES — 12.6%
ATLX Trust, Series 2024-RPL1, Class M1, 4.41%, 04/25/2064(a)(b)	150,000	145,448
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1, 1.70%, 04/25/2060(a)(b)	107,850	102,467
CIM Trust, Series 2022-R1, Class M3, 4.00%, 01/25/2061(a)(b)	250,000	210,557
COLT Funding LLC, Series 2021-RPL1, Class M2, 3.08%, 09/25/2061(a)(b)	250,000	218,321
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1, 3.57%, 07/25/2049(a)(c)	56,152	54,174
Series 2021-NQM6, Class A3, 1.59%, 07/25/2066(a)(b)	55,110	48,012
Ellington Financial Mortgage Trust, Series 2022-1, Class B1, 3.86%, 01/25/2067(a)(b)	65,000	49,863
FIGRE Trust
Series 2025-HE6, Class D, 6.04%, 09/25/2055(a)(b)	250,000	249,687
Series 2025-HE7, Class D, 6.20%, 11/25/2055(a)(b)	250,000	249,338
Series 2026-HE1, Class D, 6.12%, 01/25/2056(a)(b)	250,000	250,713

See accompanying notes which are an integral part of these financial statements.

115

Angel Oak Total Return ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES — (Continued)
JP Morgan Mortgage Trust, Series 2023-6, Class AX1, 0.23%, 12/26/2053(a)(b)(d)	$1,671,210	$1,735
New Residential Mortgage Loan Trust, Series 2025-NQM5, Class M1, 6.09%, 08/25/2065(a)(b)	250,000	249,296
Onslow Bay Mortgage Loan Trust, Series 2022-J2, Class A10, 3.00%, 08/25/2052(a)(b)	350,000	261,119
Saluda Grade Mortgage Funding LLC, Series 2025-LOC5, Class B1, 7.42% (1 mo. Term SOFR + 3.75%), 10/25/2055(a)	250,000	252,287
Towd Point Mortgage Trust, Series 2021-1, Class A1, 2.25%, 11/25/2061(a)(b)	221,325	210,006
Visio Trust, Series 2021-1R, Class A3, 1.69%, 05/25/2056(a)	99,478	94,201
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $2,642,017)		2,647,224
U.S. TREASURY BONDS — 5.4%
1.13%, 05/15/2040	1,200,000	758,695
2.50%, 02/15/2046	520,000	361,420
TOTAL U.S. TREASURY BONDS (Cost $1,132,414)		1,120,115
COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY — 5.3%
Federal Home Loan Mortgage Corp.
Series K-170, Class A2, 5.00%, 02/25/2035(b)	300,000	311,320
Series K-171, Class A2, 4.40%, 06/25/2035(b)	250,000	248,832
Series K-172, Class A2, 4.58%, 08/25/2035(b)	250,000	250,673
Series K-173, Class A2, 4.60%, 09/25/2035(b)	300,000	302,581
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $1,120,874)		1,113,406
COLLATERALIZED LOAN OBLIGATIONS — 4.8%
Willow Tree CLO Ltd., Series 2024-1A, Class B, 5.87% (3 mo. Term SOFR + 2.20%), 10/17/2034(a)	1,000,000	1,007,913
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,003,280)		1,007,913
ASSET-BACKED SECURITIES — 4.5%
Automobile — 1.2%
CPS Auto Trust
Series 2022-B, Class E, 7.14%, 10/15/2029(a)	200,000	202,130
Series 2025-B, Class E, 7.95%, 03/15/2033(a)	24,000	25,076
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 04/15/2031(a)	25,000	23,425
		250,631

See accompanying notes which are an integral part of these financial statements.

116

Angel Oak Total Return ETF
Schedule of Investments
January 31, 2026(Continued)

	Par	Value
ASSET-BACKED SECURITIES — (Continued)
Consumer — 3.3%
ACHD Trust, Series 2025-DS1, Class B, 9.38%, 01/09/2034(a)	$100,000	$101,697
Pagaya AI Debt Selection Trust
Series 2023-8, Class B, 7.96%, 06/16/2031(a)	288,691	294,582
Series 2026-1, Class B, 5.37%, 09/15/2033(a)	250,000	250,000
RCKT Mortgage Trust, Series 2025-2A, Class E, 7.83%, 11/27/2034(a)	50,000	51,434
		697,713
TOTAL ASSET-BACKED SECURITIES (Cost $941,919)		948,344

	Shares
EXCHANGE TRADED FUNDS — 1.5%
Invesco Senior Loan ETF	7,229	149,929
iShares Broad USD High Yield Corporate Bond ETF	4,548	171,187
TOTAL EXCHANGE TRADED FUNDS (Cost $321,033)		321,116
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 2.2%
First American Government Obligations Fund - Class U, 3.63%(e)	460,498	460,498
TOTAL SHORT-TERM INVESTMENTS (Cost $460,498)		460,498
TOTAL INVESTMENTS — 101.4% (Cost $21,322,014)		$21,273,214
Liabilities in Excess of Other Assets - (1.4)%		(294,556)
TOTAL NET ASSETS — 100.0%		$20,978,658

Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of October 31, 2025, the value of these securities total $6,007,175 or 28.6% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of January 31, 2026.

(c)	Step coupon bond. The rate disclosed is as of January 31, 2026.
(d)	Interest only security.
(e)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
See accompanying notes which are an integral part of these financial statements.

117

Angel Oak Total Return ETF
Schedule of Open Futures Contracts
January 31, 2026

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	(12)	03/31/2026	$(1,307,156)	$(2,438)

See accompanying notes which are an integral part of these financial statements.

118

ANGEL OAK FUNDS TRUST
Statements of Assets and Liabilities
January 31, 2026

	Multi-Strategy Income Fund(a)	UltraShort Income Fund
Assets
Investments in unaffiliated securities at fair value*	$2,734,724,584	$821,065,725
Investments in affiliated securities at fair value*	42,231,399	—
Cash	3,371,285	—
Receivable for investments sold	41,519,537	90,713
Deposit at broker for swaps	17,163,677	—
Dividends and interest receivable	15,686,673	3,456,961
Receivable for Fund shares sold	4,868,882	898,279
Deposit at broker for futures	250,594	409,615
Prepaid expenses	74,502	33,574
Total assets	2,859,891,133	825,954,867
Liabilities
Payable for credit agreements	100,000,000	—
Payable for investments purchased	89,957,814	16,845,757
Net swap premiums received	10,944,321	—
Payable for Fund shares redeemed	8,735,914	2,536,709
Payable for distributions to shareholders	3,619,789	1,094,437
Payable to Adviser	1,994,945	148,855
Depreciation on swaps	885,633	—
Interest payable for credit agreements	469,083	—
Payable to administrator, fund accountant, and transfer agent	454,657	127,992
12b-1 fees accrued	54,357	5,914
Payable to custodian	22,783	6,600
Other accrued expenses	235,104	57,655
Total liabilities	217,374,400	20,823,919
Net Assets	$2,642,516,733	$805,130,948
Net Assets Consist of:
Paid-in capital	$4,544,392,606	$858,119,761
Total distributable earnings (accumulated deficit)	(1,901,875,873)	(52,988,813)
Net assets	$2,642,516,733	$805,130,948
Class A:
Net Assets	$152,006,954	$28,375,138
Shares outstanding (unlimited number of shares authorized, no par value)	17,305,386	2,870,980
Net asset value (“NAV”) per share	$8.78	$9.88
Offering price per share (NAV/0.9775)(b)	$8.98	$9.88

See accompanying notes which are an integral part of these financial statements.

119

ANGEL OAK FUNDS TRUST
Statements of Assets and Liabilities
January 31, 2026(Continued)

	Multi-Strategy Income Fund(a)	UltraShort Income Fund
Class C:
Net Assets	$25,061,290	$—
Shares outstanding (unlimited number of shares authorized, no par value)	2,889,765	—
NAV and offering price per share	$8.67	$—
Minimum redemption price per share (NAV*0.99)(c)	$8.58	$—
Institutional Class:
Net Assets	$2,465,448,489	$775,885,008
Shares outstanding (unlimited number of shares authorized, no par value)	281,594,806	78,512,722
Net asset value (“NAV”) and offering price per share	$8.76	$9.88
Class A1:
Net Assets	$—	$870,802
Shares outstanding (unlimited number of shares authorized, no par value)	—	88,291
Net asset value (“NAV”) per share	$—	$9.86
Offering price per share (NAV/0.985)(d)	$—	$10.01
Minimum redemption price per share (NAV*0.995)(e)	$—	$9.81
*Identified Cost:
Investments in unaffiliated securities	$2,893,553,597	$824,305,639
Investments in affiliated securities	39,445,675	—

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)	Class A shares impose a maximum 2.25% sales charge on purchases. This fee is not charged to shareholders of the UltraShort Income Fund.
(c)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged.
(d)	Class A1 shares impose a maximum 1.50% sales charge on purchases.
(e)	A CDSC of 0.50% may be charged.
See accompanying notes which are an integral part of these financial statements.

120

ANGEL OAK FUNDS TRUST
Statements of Assets and Liabilities
January 31, 2026(Continued)

	High Yield Opportunities ETF	Mortgage-Backed Securities ETF	UltraShort Income ETF	Income ETF	Total Return ETF
Assets
Investments in securities at fair value*	$122,779,059	$169,704,334	$1,361,857,285	$851,471,334	$21,273,214
Dividends and interest receivable	2,129,073	577,240	5,466,308	4,548,344	127,690
Receivable for investments sold	—	10,024,653	842,014	5,012,326	996,994
Receivable for fund shares sold	—	1,748,880	5,727,635	—	—
Deposit at broker for futures	—	250,555	465,183	631,610	14,562
Deposit at broker for swaps	—	—	—	5,149,564	—
Receivable for transaction fee	—	—	1,146	—	—
Total assets	124,908,132	182,305,662	1,374,359,571	866,813,178	22,412,460
Liabilities
Payable for investments purchased	1,560,000	12,997,941	54,158,942	32,122,791	1,353,274
Payable for distributions to shareholders	555,889	636,414	4,326,680	2,712,464	73,133
Payable to Adviser	57,314	67,136	365,003	510,084	7,395
Net swap premiums received	—	—	—	3,327,712	—
Depreciation on swaps	—	—	—	221,274	—
Total liabilities	2,173,203	13,701,491	58,850,625	38,894,325	1,433,802
Net Assets	$122,734,929	$168,604,171	$1,315,508,946	$827,918,853	$20,978,658
Net Assets Consist of:
Paid-in capital	$128,002,416	$169,827,539	$1,312,178,402	$820,394,905	$21,018,480
Total distributable earnings (accumulated deficit)	(5,267,487)	(1,223,368)	3,330,544	7,523,948	(39,822)
Net Assets	$122,734,929	$168,604,171	$1,315,508,946	$827,918,853	$20,978,658
Shares outstanding (unlimited number of shares authorized, no par value)	11,035,384	19,281,336	25,724,000	39,620,000	420,000
Net asset value (“NAV”) and offering price per share	$11.12	$8.74	$51.14	$20.90	$49.95
*Identified Cost:
Investments in securities	$123,189,646	$167,825,959	$1,358,732,835	$844,940,032	$21,322,014

See accompanying notes which are an integral part of these financial statements.

121

ANGEL OAK FUNDS TRUST
STATEMENTS OF OPERATIONS
For the Year Ended January 31, 2026

	Multi-Strategy Income Fund(a)	UltraShort Income Fund
INVESTMENT INCOME
Interest	$183,495,240	$34,011,141
Dividends from unaffiliated investments	4,207,661	855,848
Dividends from affiliated investments	1,864,428	—
Swap income	1,725,659	—
Total investment income	$191,292,988	$34,866,989
EXPENSES
Investment Advisory (See Note 5)	24,314,948	2,961,098
Interest expense	8,984,091	—
12b-1 - Class A	386,953	66,379
12b-1 - Class A1	—	2,961
12b-1 - Class C	292,756	—
Fund accounting	653,007	151,676
Administration	402,361	120,138
Legal	385,148	89,486
Transfer agent	356,305	101,301
Trustee	229,946	79,950
Custodian	164,025	37,935
Audit & tax	132,200	39,619
Registration	123,363	84,459
Printing	107,820	16,207
Insurance	36,863	6,805
Compliance	12,000	12,000
Miscellaneous	84,785	22,769
Total Expenses	36,666,571	3,792,783
Fees contractually recouped by Adviser (See Note 5)	54,590	—
Fees contractually waived by Adviser (See Note 5)	(174,052)	(1,368,024)
Net Expenses	36,547,109	2,424,759
Net investment income (loss)	154,745,879	32,442,230
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized gain (loss) on:
Unaffiliated Securities	(64,161,636)	(384,561)
Affiliated Securities	(3,671,399)	—
Futures Contracts	4,957,385	883,677
Swaps	(4,121,667)	—
Net change in unrealized appreciation/depreciation on:
Unaffiliated Investments	109,921,549	2,834,412
Affiliated Investments	7,024,369	—
Futures Contracts	374,294	(559,263)
Swaps	(786,458)	—
Net realized and unrealized gain (loss) on investments	49,536,437	2,774,265
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$204,282,316	$35,216,495

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
See accompanying notes which are an integral part of these financial statements.

122

ANGEL OAK FUNDS TRUST
STATEMENTS OF OPERATIONS
For the Year or Period Ended January 31, 2026 (Continued)

	High Yield Opportunities ETF	Mortgage-Backed Securities ETF	UltraShort Income ETF	Income ETF	Total Return ETF(a)
INVESTMENT INCOME
Interest	$8,367,730	$9,332,236	$51,526,409	$37,217,810	$285,784
Dividends	234,945	124,248	2,303,543	1,514,481	11,742
Swap income	—	—	—	220,915	—
Total investment income	8,602,675	9,456,484	53,829,952	38,953,206	297,526
EXPENSES
Investment Advisory (See Note 5)	665,361	1,292,921	5,575,843	5,645,680	33,692
Interest expense	97	—	—	—	—
Total Expenses	665,458	1,292,921	5,575,843	5,645,680	33,692
Fees contractually waived by Adviser (See Note 5)	—	(490,983)	(2,128,958)	(1,140,542)	(8,566)
Net Expenses	665,458	801,938	3,446,885	4,505,138	25,126
Net investment income (loss)	7,937,217	8,654,546	50,383,067	34,448,068	272,400
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized gain (loss) on:
Investments	(390,186)	2,055,593	462,285	3,204,634	25,963
Futures Contracts	—	(500,831)	255,160	(307,853)	—
Swaps	—	—	—	(270,496)	—
Net change in unrealized appreciation/depreciation on:
Investments	720,400	2,773,164	941,999	6,662,538	(48,800)
Futures Contracts	—	(9,260)	44,896	(48,590)	(2,438)
Swaps	—	—	—	(221,274)	—
Net realized and unrealized gain (loss) on investments	330,214	4,318,666	1,704,340	9,018,959	(25,275)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,267,431	$12,973,212	$52,087,407	$43,467,027	$247,125

(a)	Fund commenced operations on October 6, 2025.
See accompanying notes which are an integral part of these financial statements.

123

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS(a)

	For the Year Ended January 31,
	2026	2025
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS
Net investment income (loss)	$154,745,879	$165,947,832
Net realized gain (loss) on investment transactions, futures contracts, and swaps	(66,997,317)	(159,746,977)
Net change in unrealized appreciation/depreciation on investments, futures contracts, and swaps	116,533,754	186,391,273
Net increase (decrease) in net assets resulting from operations	204,282,316	192,592,128
DISTRIBUTIONS TO SHAREHOLDERS
Distributions, Class A	(8,289,576)	(9,085,999)
Distributions, Class C	(1,369,920)	(1,730,961)
Distributions, Institutional Class	(143,133,414)	(153,154,212)
Total distributions to shareholders	(152,792,910)	(163,971,172)
CAPITAL TRANSACTIONS - CLASS A
Proceeds from shares sold	62,754,859	99,698,648
Reinvestment of distributions	6,663,257	6,420,973
Amount paid for shares redeemed	(65,997,692)	(96,409,739)
Total Class A	3,420,424	9,709,882
CAPITAL TRANSACTIONS - CLASS C
Proceeds from shares sold	3,675,861	11,826,190
Reinvestment of distributions	1,006,130	1,307,460
Amount paid for shares redeemed	(13,541,604)	(13,934,861)
Total Class C	(8,859,613)	(801,211)
CAPITAL TRANSACTIONS - INSTITUTIONAL CLASS
Proceeds from shares sold	808,970,497	960,786,432
Reinvestment of distributions	89,058,467	95,135,034
Amount paid for shares redeemed	(1,093,132,345)	(1,002,043,809)
Total Institutional Class	(195,103,381)	53,877,657
Net increase (decrease) in net assets resulting from capital transactions	(200,542,570)	62,786,328
Total increase (decrease) in net assets	(149,053,164)	91,407,284
NET ASSETS
Beginning of year	2,791,569,897	2,700,162,613
End of year	$2,642,516,733	$2,791,569,897

See accompanying notes which are an integral part of these financial statements.

124

ANGEL OAK MULTI-STRATEGY INCOME FUND
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS(a)(Continued)

	For the Year Ended January 31,
	2026	2025
SHARE TRANSACTIONS - CLASS A
Shares sold	7,206,067	11,627,906
Shares issued in reinvestment of distributions	763,607	745,763
Shares redeemed	(7,557,283)	(11,133,272)
Total Class A	412,391	1,240,397
SHARE TRANSACTIONS - CLASS C
Shares sold	427,280	1,377,987
Shares issued in reinvestment of distributions	116,762	153,664
Shares redeemed	(1,573,131)	(1,638,847)
Total Class C	(1,029,089)	(107,196)
SHARE TRANSACTIONS - INSTITUTIONAL CLASS
Shares sold	93,147,767	111,435,494
Shares issued in reinvestment of distributions	10,241,601	11,086,268
Shares redeemed	(125,874,596)	(117,048,885)
Total Institutional Class	(22,485,228)	5,472,877
Net increase (decrease) in share transactions	(23,101,926)	6,606,078

(a)	Statement has been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
See accompanying notes which are an integral part of these financial statements.

125

ANGEL OAK ULTRASHORT INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended January 31,
	2026	2025
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS
Net investment income (loss)	$32,442,230	$23,515,231
Net realized gain (loss) on investment transactions and futures contracts	499,116	(3,757,738)
Net change in unrealized appreciation/depreciation on investments and futures contracts	2,275,149	9,083,263
Net increase (decrease) in net assets resulting from operations	35,216,495	28,840,756
DISTRIBUTIONS TO SHAREHOLDERS
Distributions, Class A	(1,249,317)	(1,272,092)
Distributions, Class A1	(55,608)	(40,536)
Distributions, Institutional Class	(31,937,501)	(22,462,258)
Total distributions to shareholders	(33,242,426)	(23,774,886)
CAPITAL TRANSACTIONS - CLASS A
Proceeds from shares sold	19,995,257	11,136,715
Reinvestment of distributions	1,203,358	1,236,573
Amount paid for shares redeemed	(18,336,611)	(12,673,568)
Total Class A	2,862,004	(300,280)
CAPITAL TRANSACTIONS - CLASS A1
Proceeds from shares sold	300,000	545,925
Reinvestment of distributions	42,345	34,503
Amount paid for shares redeemed	(602,201)	(5,832)
Total Class A1	(259,856)	574,596
CAPITAL TRANSACTIONS - INSTITUTIONAL CLASS
Proceeds from shares sold	551,026,177	187,690,468
Reinvestment of distributions	19,803,355	17,515,369
Amount paid for shares redeemed	(250,694,925)	(185,010,487)
Total Institutional Class	320,134,607	20,195,350
Net increase (decrease) in net assets resulting from capital transactions	322,736,755	20,469,666
Total increase (decrease) in net assets	324,710,824	25,535,536
NET ASSETS
Beginning of year	480,420,124	454,884,588
End of year	$805,130,948	$480,420,124

See accompanying notes which are an integral part of these financial statements.

126

ANGEL OAK ULTRASHORT INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	For the Year Ended January 31,
	2026	2025
SHARE TRANSACTIONS - CLASS A
Shares sold	2,026,014	1,134,534
Shares issued in reinvestment of distributions	121,910	125,920
Shares redeemed	(1,858,123)	(1,291,769)
Total Class A	289,801	(31,315)
SHARE TRANSACTIONS - CLASS A1
Shares sold	30,426	55,578
Shares issued in reinvestment of distributions	4,298	3,511
Shares redeemed	(61,077)	(600)
Total Class A1	(26,353)	58,489
SHARE TRANSACTIONS - INSTITUTIONAL CLASS
Shares sold	55,827,004	19,105,924
Shares issued in reinvestment of distributions	2,006,364	1,784,204
Shares redeemed	(25,408,167)	(18,856,937)
Total Institutional Class	32,425,201	2,033,191
Net increase (decrease) in share transactions	32,688,649	2,060,365

See accompanying notes which are an integral part of these financial statements.

127

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF(a)
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended January 31,
	2026	2025
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS
Net investment income (loss)	$7,937,217	$6,056,228
Net realized gain (loss) on investment transactions	(390,186)	942,570
Net change in unrealized appreciation/depreciation on investments	720,400	825,323
Net increase (decrease) in net assets resulting from operations	8,267,431	7,824,121
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(7,969,058)	(6,059,277)
CAPITAL TRANSACTIONS - INSTITUTIONAL CLASS
Proceeds from shares sold	—	2,301,926
Amount paid for shares redeemed	—	(445,672)
Total Institutional Class	—	1,856,254
CAPITAL TRANSACTIONS - ETF
Proceeds from shares sold	26,952,891	46,842,977
Amount paid for shares redeemed	(20,185,400)	(6,830,003)
Total	6,767,491	40,012,974
Net increase (decrease) in net assets resulting from capital transactions	6,767,491	41,869,228
Total increase (decrease) in net assets	7,065,864	43,634,072
NET ASSETS
Beginning of year	115,669,065	72,034,993
End of year	$122,734,929	$115,669,065
SHARE TRANSACTIONS - INSTITUTIONAL CLASS
Shares sold	—	212,117
Shares redeemed	—	(40,968)
Total Institutional Class	—	171,149
SHARE TRANSACTIONS - ETF
Shares sold	2,425,000	4,250,001
Shares redeemed	(1,825,000)	(625,001)
Total	600,000	3,625,000
Net increase (decrease) in share transactions	600,000	3,796,149

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak High Yield Opportunities Fund was reorganized into the Angel Oak High Yield Opportunities ETF pursuant to an Agreement and Plan of Reorganization. See Note 1.

See accompanying notes which are an integral part of these financial statements.

128

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF(a)
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended January 31,
	2026	2025
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS
Net investment income (loss)	$8,654,546	$3,538,782
Net realized gain (loss) on investment transactions and futures contracts	1,554,762	(130,986)
Net change in unrealized appreciation/depreciation on investments and futures contracts	2,763,904	700,515
Net increase (decrease) in net assets resulting from operations	12,973,212	4,108,311
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(8,685,546)	(3,507,320)
CAPITAL TRANSACTIONS - INSTITUTIONAL CLASS
Amount paid for shares redeemed	—	(5)
Total Institutional Class	—	(5)
CAPITAL TRANSACTIONS - ETF
Proceeds from shares sold	56,855,352	140,078,020
Amount paid for shares redeemed	(64,136,602)	—
Total	(7,281,250)	140,078,020
Net increase (decrease) in net assets resulting from capital transactions	(7,281,250)	140,078,015
Total increase (decrease) in net assets	(2,993,584)	140,679,006
NET ASSETS
Beginning of year	171,597,755	30,918,749
End of year	$168,604,171	$171,597,755
SHARE TRANSACTIONS - ETF
Shares sold	6,550,000	16,525,000
Shares redeemed	(7,425,000)	—
Total	(875,000)	16,525,000
Net increase (decrease) in share transactions	(875,000)	16,525,000

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak Total Return Bond Fund was reorganized into the Angel Oak Mortgage-Backed Securities ETF pursuant to an Agreement and Plan of Reorganization. See Note 1.

See accompanying notes which are an integral part of these financial statements.

129

Angel Oak UltraShort Income ETF
Statements of Changes in Net Assets

	For the Year Ended January 31,
	2026	2025
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS
Net investment income (loss)	$50,383,067	$29,539,943
Net realized gain (loss) on investment transactions and futures contracts	717,445	567,899
Net change in unrealized appreciation/depreciation on investments and futures contracts	986,895	1,317,043
Net increase (decrease) in net assets resulting from operations	52,087,407	31,424,885
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(51,322,432)	(29,681,993)
CAPITAL TRANSACTIONS
Proceeds from shares sold	581,190,440	653,122,509
Amount paid for shares redeemed	—	(44,204,342)
Transaction Fees	61,320	—
Net increase (decrease) in net assets resulting from capital transactions	581,251,760	608,918,167
Total increase (decrease) in net assets	582,016,735	610,661,059
NET ASSETS
Beginning of year	733,492,211	122,831,152
End of year	$1,315,508,946	$733,492,211
SHARE TRANSACTIONS
Shares sold	11,360,000	12,804,000
Shares redeemed	—	(864,000)
Net increase (decrease) in share transactions	11,360,000	11,940,000

See accompanying notes which are an integral part of these financial statements.

130

ANGEL OAK INCOME ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended January 31,
	2026	2025
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS
Net investment income (loss)	$34,448,068	$15,598,864
Net realized gain (loss) on investment transactions, futures contracts, and swaps	2,626,285	1,340,537
Net change in unrealized appreciation/depreciation on investments, futures contracts, and swaps	6,392,674	(1,794,874)
Net increase (decrease) in net assets resulting from operations	43,467,027	15,144,527
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(35,899,563)	(17,033,228)
CAPITAL TRANSACTIONS
Proceeds from shares sold	492,922,256	265,562,266
Amount paid for shares redeemed	(40,747,932)	(1,434,552)
Transaction Fees	72,634	—
Net increase (decrease) in net assets resulting from capital transactions	452,246,958	264,127,714
Total increase (decrease) in net assets	459,814,422	262,239,013
NET ASSETS
Beginning of year	368,104,431	105,865,418
End of year	$827,918,853	$368,104,431
SHARE TRANSACTIONS
Shares sold	23,680,000	12,800,000
Shares redeemed	(1,950,000)	(70,000)
Net increase (decrease) in share transactions	21,730,000	12,730,000

See accompanying notes which are an integral part of these financial statements.

131

ANGEL OAK TOTAL RETURN ETF
STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended January 31, 2026(a)
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS
Net investment income (loss)	$272,400
Net realized gain (loss) on investment transactions and futures contracts	25,963
Net change in unrealized appreciation/depreciation on investments and futures contracts	(51,238)
Net increase (decrease) in net assets resulting from operations	247,125
DISTRIBUTIONS TO SHAREHOLDERS
Distributions	(286,947)
CAPITAL TRANSACTIONS
Proceeds from shares sold	21,018,480
Net increase (decrease) in net assets resulting from capital transactions	21,018,480
Total increase (decrease) in net assets	20,978,658
NET ASSETS
Beginning of Period	—
End of Period	$20,978,658
SHARE TRANSACTIONS
Shares sold	420,000
Net increase (decrease) in share transactions	420,000

(a)	Fund commenced operations on October 6, 2025.
See accompanying notes which are an integral part of these financial statements.

132

ANGEL OAK MULTI-STRATEGY INCOME FUND - CLASS A
CONSOLIDATED FINANCIAL HIGHLIGHTS(a)
(For a share outstanding during each year)

	For the Year Ended January 31,
	2026	2025	2024	2023	2022
SELECTED PER SHARE DATA:
Net asset value, beginning of year	$8.62	$8.51	$8.63	$10.24	$10.43
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.48	0.51	0.49	0.48	0.47
Net realized and unrealized gain (loss) on investments(b)	0.15	0.10	(0.13)	(1.62)	(0.19)
Total from investment operations	0.63	0.61	0.36	(1.14)	0.28
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.47)	(0.50)	(0.48)	(0.47)	(0.47)
Total distributions	(0.47)	(0.50)	(0.48)	(0.47)	(0.47)
Net asset value, end of year	$8.78	$8.62	$8.51	$8.63	$10.24
Total return(c)(d)	7.44%	7.36%	4.38%	−11.28%	2.71%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$152,007	$145,599	$133,198	$150,450	$335,439
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(e)	1.56%	1.64%	2.13%	1.79%	1.29%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense(e)	1.23%	1.26%	1.26%	1.23%	1.20%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(e)	1.56%	1.62%	2.11%	1.77%	1.28%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense(e)	1.23%	1.24%	1.24%	1.21%	1.19%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(e)	5.44%	5.90%	5.78%	4.83%	4.42%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(e)	5.44%	5.92%	5.80%	4.85%	4.43%
Portfolio turnover rate(d)(f)	75%	60%	32%	14%	56%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year.

(c)	Total return does not include the effect of sales charges.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

133

ANGEL OAK MULTI-STRATEGY INCOME FUND - CLASS C
CONSOLIDATED FINANCIAL HIGHLIGHTS(a)
(For a share outstanding during each year)

	For the Year Ended January 31,
	2026	2025	2024	2023	2022
SELECTED PER SHARE DATA:
Net asset value, beginning of year	$8.52	$8.41	$8.54	$10.13	$10.34
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.41	0.44	0.43	0.39	0.38
Net realized and unrealized gain (loss) on investments(b)	0.14	0.11	(0.14)	(1.58)	(0.20)
Total from investment operations	0.55	0.55	0.29	(1.19)	0.18
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.40)	(0.44)	(0.42)	(0.40)	(0.39)
Total distributions	(0.40)	(0.44)	(0.42)	(0.40)	(0.39)
Net asset value, end of year	$8.67	$8.52	$8.41	$8.54	$10.13
Total return(c)(d)	6.62%	6.66%	3.51%	−11.88%	1.78%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$25,061	$33,373	$33,868	$46,512	$71,445
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(e)	2.31%	2.39%	2.88%	2.54%	2.04%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense(e)	1.98%	2.01%	2.01%	1.98%	1.95%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(e)	2.31%	2.37%	2.86%	2.52%	2.03%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense(e)	1.98%	1.99%	1.99%	1.96%	1.94%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(e)	4.69%	5.15%	5.03%	4.17%	3.69%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(e)	4.69%	5.17%	5.05%	4.19%	3.70%
Portfolio turnover rate(d)(f)	75%	60%	32%	14%	56%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year.

(c)	Total return does not include the effect of sales charges.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

134

ANGEL OAK MULTI-STRATEGY INCOME FUND - INSTITUTIONAL CLASS
CONSOLIDATED FINANCIAL HIGHLIGHTS(a)
(For a share outstanding during each year)

	For the Year Ended January 31,
	2026	2025	2024	2023	2022
SELECTED PER SHARE DATA:
Net asset value, beginning of year	$8.59	$8.48	$8.61	$10.21	$10.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.50	0.53	0.51	0.49	0.49
Net realized and unrealized gain (loss) on investments(b)	0.16	0.10	(0.14)	(1.59)	(0.19)
Total from investment operations	0.66	0.63	0.37	(1.10)	0.30
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.49)	(0.52)	(0.50)	(0.50)	(0.50)
Total distributions	(0.49)	(0.52)	(0.50)	(0.50)	(0.50)
Net asset value, end of year	$8.76	$8.59	$8.48	$8.61	$10.21
Total return(c)	7.85%	7.65%	4.54%	−10.98%	2.87%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$2,465,448	$2,612,598	$2,533,096	$2,793,964	$6,820,115
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(d)	1.31%	1.39%	1.88%	1.54%	1.04%
Ratio of expenses to average net assets before waiver and reimbursement/recoupment excluding interest expense(d)	0.98%	1.01%	1.01%	0.98%	0.95%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(d)	1.31%	1.37%	1.86%	1.52%	1.03%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment excluding interest expense(d)	0.98%	0.99%	0.99%	0.96%	0.94%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(d)	5.69%	6.15%	6.01%	5.03%	4.69%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(d)	5.69%	6.17%	6.03%	5.05%	4.70%
Portfolio turnover rate(c)(e)	75%	60%	32%	14%	56%

(a)	Financial Highlights have been consolidated. See Note 1 in the Notes to Financial Statements for basis of consolidation.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

135

ANGEL OAK ULTRASHORT INCOME FUND - CLASS A
FINANCIAL HIGHLIGHTS
(For a share outstanding during each year)

	For the Year Ended January 31,
	2026	2025	2024	2023	2022
SELECTED PER SHARE DATA:
Net asset value, beginning of year	$9.85	$9.74	$9.56	$10.00	$10.08
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.47	0.49	0.36	0.12	0.08
Net realized and unrealized gain (loss) on investments(a)	0.02	0.12	0.24	(0.36)	(0.05)
Total from investment operations	0.49	0.61	0.60	(0.24)	0.03
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.46)	(0.50)	(0.42)	(0.20)	(0.11)
Total distributions	(0.46)	(0.50)	(0.42)	(0.20)	(0.11)
Net asset value, end of year	$9.88	$9.85	$9.74	$9.56	$10.00
Total return(b)	5.13%	6.39%	6.36%	−2.42%	0.27%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$28,375	$25,425	$25,439	$39,536	$171,328
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(c)	0.80%	0.84%	0.84%	0.79%	0.78%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(c)	0.60%	0.60%	0.60%	0.60%	0.56%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(c)	4.39%	4.78%	4.01%	1.51%	0.56%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(c)	4.59%	5.02%	4.25%	1.70%	0.78%
Portfolio turnover rate(b)	76%	92%	46%	31%	92%

(a)
Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year.

(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
See accompanying notes which are an integral part of these financial statements.

136

ANGEL OAK ULTRASHORT INCOME FUND - CLASS A1
FINANCIAL HIGHLIGHTS
(For a share outstanding during each year or period)

	For the Year or Period Ended January 31,
	2026	2025	2024	2023(a)
SELECTED PER SHARE DATA:
Net asset value, beginning of year or period	$9.83	$9.72	$9.55	$9.70
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.44	0.50	0.42	0.13
Net realized and unrealized gain (loss) on investments(b)	0.05	0.11	0.17	(0.14)
Total from investment operations	0.49	0.61	0.59	(0.01)
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.46)	(0.50)	(0.42)	(0.14)
Total distributions	(0.46)	(0.50)	(0.42)	(0.14)
Net asset value, end of year or period	$9.86	$9.83	$9.72	$9.55
Total return(c)(d)	5.14%	6.40%	6.27%	−0.25%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$871	$1,127	$546	$513
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(e)	0.80%	0.84%	0.84%	0.79%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(e)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(e)	4.37%	4.81%	4.08%	2.32%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(e)	4.57%	5.05%	4.32%	2.51%
Portfolio turnover rate(c)	76%	92%	46%	31%(f)

(a)	Class commenced operations on July 22, 2022.
(b)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(c)	Total return does not include the effect of sales charges.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Figure presented represents turnover for the Fund as a whole for the entire fiscal period.
See accompanying notes which are an integral part of these financial statements.

137

ANGEL OAK ULTRASHORT INCOME FUND - INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
(For a share outstanding during each year)

	For the Year Ended January 31,
	2026	2025	2024	2023	2022
SELECTED PER SHARE DATA:
Net asset value, beginning of year	$9.85	$9.74	$9.56	$10.01	$10.09
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.52	0.52	0.40	0.19	0.11
Net realized and unrealized gain (loss) on investments(a)	—(b)	0.11	0.22	(0.41)	(0.06)
Total from investment operations	0.52	0.63	0.62	(0.22)	0.05
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.49)	(0.52)	(0.44)	(0.23)	(0.13)
Total distributions	(0.49)	(0.52)	(0.44)	(0.23)	(0.13)
Net asset value, end of year	$9.88	$9.85	$9.74	$9.56	$10.01
Total return(c)	5.39%	6.66%	6.64%	−2.24%	0.51%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$775,887	$453,868	$428,899	$653,848	$1,492,542
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(d)	0.55%	0.59%	0.59%	0.54%	0.53%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(d)	0.35%	0.35%	0.35%	0.35%	0.31%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(d)	4.63%	5.03%	4.27%	1.82%	0.82%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(d)	4.83%	5.27%	4.51%	2.01%	1.04%
Portfolio turnover rate(c)	76%	92%	46%	31%	92%

(a)
Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year.

(b)	Less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
See accompanying notes which are an integral part of these financial statements.

138

ANGEL OAK HIGH YIELD OPPORTUNITIES ETF(a)
FINANCIAL HIGHLIGHTS
(For a share outstanding during each year)

	For the Year Ended January 31,
	2026	2025	2024	2023	2022
SELECTED PER SHARE DATA:
Net asset value, beginning of year	$11.08	$10.85	$10.58	$11.54	$11.73
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.73(b)	0.72(b)	0.72	0.60	0.60
Net realized and unrealized gain (loss) on investments(c)	0.04	0.22	0.27	(0.95)	(0.18)
Total from investment operations	0.77	0.94	0.99	(0.35)	0.42
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.73)	(0.71)	(0.72)	(0.61)	(0.61)
Total distributions	(0.73)	(0.71)	(0.72)	(0.61)	(0.61)
Net asset value, end of year	$11.12	$11.08	$10.85	$10.58	$11.54
Total return on net asset value(d)(e)	7.14%	9.00%	9.77%	−2.89%	3.62%
Total return on market value(d)(f)	7.30%	9.04%	N/A	N/A	N/A
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$122,735	$115,669	$72,035	$59,694	$69,503
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(g)	0.55%	0.58%	0.93%	0.98%	0.89%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(g)	0.55%	0.55%	0.55%	0.64%	0.65%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(g)	6.56%	6.55%	6.48%	5.30%	4.86%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(g)	6.56%	6.58%	6.86%	5.64%	5.10%
Portfolio turnover rate(d)(h)	58%	37%	20%	33%	38%

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak High Yield Opportunities Fund was reorganized into the Angel Oak High Yield Opportunities ETF pursuant to an Agreement and Plan of Reorganization. The Angel Oak High Yield Opportunities Fund’s performance and financial history, inclusive of expense limitations, has been adopted by the Angel Oak High Yield Opportunities ETF and will be used going forward. As a result, the information prior to February 16, 2024, reflects that of the Angel Oak High Yield Opportunities Fund’s Institutional Shares inclusive of expense limitations. See Note 1.

(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year.
(c)
Net realized and unrealized gain (loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year.

(d)	Not annualized for periods less than one year.
(e)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year. Dividends and distributions are assumed to be reinvested.

(f)
Total return on market value is computed based upon the Nasdaq Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

139

ANGEL OAK MORTGAGE-BACKED SECURITIES ETF(a)
FINANCIAL HIGHLIGHTS
(For a share outstanding during each year or period)

	For the Year or Period Ended January 31,
	2026	2025	2024	2023	2022(b)
SELECTED PER SHARE DATA:
Net asset value, beginning of year or period	$8.51	$8.51	$8.71	$9.77	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.46(c)	0.45(c)	0.38	0.24	0.09
Net realized and unrealized gain (loss) on investments(d)	0.24	(0.04)	(0.20)	(1.05)	(0.22)
Total from investment operations	0.70	0.41	0.18	(0.81)	(0.13)
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.47)	(0.41)	(0.38)	(0.25)	(0.10)
Total distributions	(0.47)	(0.41)	(0.38)	(0.25)	(0.10)
Net asset value, end of year or period	$8.74	$8.51	$8.51	$8.71	$9.77
Total return on net asset value(e)(f)	8.41%	4.98%	2.24%	−8.32%	−1.28%
Total return on market value(e)(g)	8.27%	5.17%	N/A	N/A	N/A
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$168,604	$171,598	$30,919	$34,786	$39,133
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(h)	0.79%	0.82%	1.10%	1.17%	0.97%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(h)	0.49%	0.49%	0.44%	0.58%	0.59%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(h)	4.99%	4.91%	3.87%	2.08%	1.06%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(h)	5.29%	5.24%	4.53%	2.67%	1.44%
Portfolio turnover rate(e)(i)	97%	113%	60%	53%	22%

(a)
Effective as of the close of business on February 16, 2024, the Angel Oak Total return Bond Fund was reorganized into the Angel Oak Mortgage-Backed Securities ETF pursuant to an Agreement and Plan of Reorganization. The Angel Oak Total return Bond Fund’s performance and financial history, inclusive of expense limitations, has been adopted by the Angel Oak Mortgage-Backed Securities ETF and will be used going forward. As a result, the information prior to February 16, 2024, reflects that of the Angel Oak Total return Bond Fund’s Institutional Shares inclusive of expense limitations. See Note 1.

(b)	Fund commenced operations on June 4, 2021.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year or period.
(d)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(e)	Not annualized for periods less than one year.
(f)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year or period. Dividends and distributions are assumed to be reinvested.

(g)
Total return on market value is computed based upon the Nasdaq Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(h)	Annualized for periods less than one year.
(i)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

140

ANGEL OAK ULTRASHORT INCOME ETF
FINANCIAL HIGHLIGHTS
(For a share outstanding during each year or period)

	For the Year or Period Ended January 31,
	2026	2025	2024	2023(a)
SELECTED PER SHARE DATA:
Net asset value, beginning of year or period	$51.06	$50.67	$50.58	$50.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	2.54	2.99	3.16	0.69
Net realized and unrealized gain (loss) on investments(c)	0.10	0.18	0.15	0.27
Total from investment operations	2.64	3.17	3.31	0.96
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2.56)	(2.78)	(3.19)	(0.38)
From net realized gain	—(d)	—(d)	(0.03)	—
Total distributions	(2.56)	(2.78)	(3.22)	(0.38)
ETF transaction fees per share(e)	—(d)	—	—	—
Net asset value, end of year or period	$51.14	$51.06	$50.67	$50.58
Total return on net asset value(g)(h)	5.29%	6.43%	6.78%	1.92%
Total return on market value(f)(h)	5.23%	6.49%	6.84%	1.90%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$1,315,509	$733,492	$122,831	$46,534
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(i)	0.55%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(i)	0.34% (i)	0.29%	0.29%	0.29%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(i)	4.76%	5.59%	6.00%	4.80%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(i)	4.97%	5.85%	6.26%	5.06%
Portfolio turnover rate(f)(k)	87%	91%	75%	23%

(a)	Fund commenced operations on October 24, 2022.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year or period.
(c)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(d)	Less than $0.005.
(e)	Calculated using average shares method.
(f)	Not annualized for periods less than one year.
(g)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year or period. Dividends and distributions are assumed to be reinvested.

(h)
Total return on market value is computed based upon the Nasdaq Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(i)	Annualized for periods less than one year.
(j)
Effective February 1, 2025, the Board of Trustees approved an amendment to the contractual expense limitation with the Adviser to increase the Fund’s expense limit from 0.29% to 0.34% of the Fund’s average daily net assets through September 30, 2027.

(k)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

141

ANGEL OAK INCOME ETF
FINANCIAL HIGHLIGHTS
(For a share outstanding during each year or period)

	For the Year or Period Ended January 31,
	2026	2025	2024	2023(a)
SELECTED PER SHARE DATA:
Net asset value, beginning of year or period	$20.58	$20.52	$20.39	$20.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	1.26	1.34	1.40	0.26
Net realized and unrealized gain (loss) on investments(c)	0.32	0.08	0.15	0.23
Total from investment operations	1.58	1.42	1.55	0.49
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1.21)	(1.27)	(1.41)	(0.10)
From net realized gain	(0.05)	(0.09)	(0.01)	—
Total distributions	(1.26)	(1.36)	(1.42)	(0.10)
ETF transaction fees per share(d)	—(e)	—	—	—
Net asset value, end of year or period	$20.90	$20.58	$20.52	$20.39
Total return on net asset value(f)(g)	7.87%	7.10%	7.95%	2.41%
Total return on market value(f)(h)	7.62%	7.56%	7.61%	2.49%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year or period (000’s omitted)	$827,919	$368,104	$105,865	$33,636
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(i)	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(i)	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(i)	5.84%	6.27%	6.71%	5.44%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(i)	6.04%	6.47%	6.91%	5.64%
Portfolio turnover rate(f)(j)	85%	77%	43%	59%

(a)	Fund commenced operations on November 7, 2022.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the year or period.
(c)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the year or period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the year or period.

(d)	Calculated using average shares method.
(e)	Less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the year or period. Dividends and distributions are assumed to be reinvested.

(h)
Total return on market value is computed based upon the Nasdaq Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(i)	Annualized for periods less than one year.
(j)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

142

ANGEL OAK TOTAL RETURN ETF
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period)

For the Period Ended January 31, 2026(a)
SELECTED PER SHARE DATA:
Net asset value, beginning of period	$50.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.77
Net realized and unrealized gain (loss) on investments(c)	(0.07)
Total from investment operations	0.70
LESS DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.69)
From net realized gain	(0.06)
Total distributions	(0.75)
Net asset value, end of period	$49.95
Total return on net asset value(d)(e)	1.41%
Total return on market value(d)(f)	1.45%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$20,979
Ratio of expenses to average net assets before waiver and reimbursement/recoupment(g)	0.59%
Ratio of expenses to average net assets after waiver and reimbursement/recoupment(g)	0.44%
Ratio of net investment income (loss) to average net assets before waiver and reimbursement/recoupment(g)	4.62%
Ratio of net investment income (loss) to average net assets after waiver and reimbursement/recoupment(g)	4.77%
Portfolio turnover rate(d)(h)	78%

(a)	Fund commenced operations on October 6, 2025.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)
Net realized and unrealized gain (loss) per share may include balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statements of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)
Total return on net asset value is computed based upon the net asset value of common stock on the first business day and the closing net asset value on the last business day of the period. Dividends and distributions are assumed to be reinvested.

(f)
Total return on market value is computed based upon the Nasdaq Stock Exchange market price of the Fund’s shares and excludes the effect of brokerage commissions. Dividends and distributions are assumed to be reinvested.

(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes which are an integral part of these financial statements.

143

ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026
NOTE 1. ORGANIZATION
Angel Oak Funds Trust (the “Trust”) is a Delaware statutory trust organized on June 20, 2014, and registered with the U.S. Securities and Exchange Commission as an open-end management investment company, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”). The Trust consists of seven series, Angel Oak Multi-Strategy Income Fund (the “Multi-Strategy Income Fund”), Angel Oak UltraShort Income Fund (the “UltraShort Income Fund”), Angel Oak High Yield Opportunities ETF (performance successor to the Angel Oak High Yield Opportunities Fund) (the “High Yield Opportunities ETF” or “Acquiring High Yield ETF”), Angel Oak Mortgage-Backed Securities ETF (performance successor to the Angel Oak Total Return Bond Fund) (the “Mortgage-Backed Securities ETF” or “Acquiring MBS ETF”), Angel Oak UltraShort Income ETF (the “UltraShort Income ETF”), Angel Oak Income ETF (the “Income ETF”), and Angel Oak Total Return ETF (the “Total Return ETF”) (together, the “Funds”). Please see the table below for a summary of class specific information:

	Ticker	Investment Objective	Commencement of Operations	Maximum Front-End Sales Charge	Maximum Back-End Sales Charge	12b-1 Fees
Multi-Strategy Income Fund
Class A	ANGLX	Current Income	06/28/2011	2.25%	N/A	0.25%
Class C	ANGCX		08/04/2015	N/A	1.00%	1.00%
Institutional Class	ANGIX		08/16/2012	N/A	N/A	N/A
UltraShort Income Fund
Class A	AOUAX	Current Income, Minimize Price Volatility, and Maintain Liquidity	04/30/2018	N/A	N/A	0.25%
Class A1	AOUNX		07/22/2022	1.50%	0.50%	0.25%
Institutional Class	AOUIX		04/02/2018	N/A	N/A	N/A
High Yield Opportunities ETF
	AOHY	Current Income & Capital Appreciation	03/31/2009	N/A	N/A	N/A
Mortgage-Backed Securities ETF
	MBS	Total Return	06/04/2021	N/A	N/A	N/A
UltraShort Income ETF
	UYLD	Current Income, Minimize Price Volatility, and Maintain Liquidity	10/24/2022	N/A	N/A	N/A
Income ETF
	CARY	Current Income	11/07/2022	N/A	N/A	N/A
Total Return ETF
	TRBF	Total Return	10/06/2025	N/A	N/A	N/A

The Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, UltraShort Income ETF, and Income ETF are diversified series of the Trust. The Mortgage-Backed Securities ETF and Total Return ETF are non-diversified series of the Trust, which means that they can invest a higher percentage of assets in any one issuer. Investing in a non-diversified fund may entail greater risks than is normally associated with more widely diversified funds.
Effective as of the close of business on February 16, 2024, the Angel Oak High Yield Opportunities Fund and the Angel Oak Total Return Bond Fund were reorganized into the Angel Oak High Yield Opportunities ETF and Angel Oak Mortgage-Backed Securities ETF, respectively (the “Reorganizations”). The Reorganizations did not result in a material change to the respective Funds’ investment portfolios or accounting policies.

144

ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
The High Yield Opportunities ETF, Mortgage-Backed Securities ETF, UltraShort Income ETF, Income ETF, and Total Return ETF (alone, an “ETF”, together, the “ETFs”) list and principally trade their shares on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) (“Exchange”). Shares of the ETFs trade on the Exchange at market prices that may be below, at, or above the ETFs’ net asset value (“NAV”). The ETFs will issue and redeem shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. The table below summarizes the number of shares typically issued or redeemed in each Creation Unit.

Shares
High Yield Opportunities ETF	25,000
Mortgage-Backed Securities ETF	25,000
UltraShort Income ETF	4,000
Income ETF	10,000
Total Return ETF	20,000

Creation Units will be issued and redeemed in exchange for a portfolio of securities and/or a designated amount of U.S. cash, all of which were in cash during the period. Once created, shares generally will trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of an ETF.
Shares of the ETFs may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed an Authorized Participant Agreement with Quasar Distributors, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group) (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ETFs. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. A purchase or redemption (i.e. creation or redemption) transaction fee of $300, payable by the Authorized Participant or Adviser, is imposed for the transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Wholly-Owned Subsidiaries – As part of its investment strategy, the Multi-Strategy Income Fund invests directly or, to comply with certain regulations, through its wholly-owned and controlled subsidiaries, Hyperion Loan Funding Trust (“Hyperion”) and Helios Loan Funding Trust (“Helios”), each a statutory trust organized under the laws of the state of Delaware and incorporated on August 2, 2018, and May 20, 2024, respectively. Hyperion acts as an investment vehicle in order to purchase residential and commercial real estate whole loans, participations in such loans, or instruments representing the right to receive interest payments and principal due on such loans. Helios acts an investment vehicle in order to purchase residential home equity lines of credit (“HELOCs”). The allocation of the Multi-Strategy Income Fund’s investments, if any, in Hyperion and Helios will vary over time. Helios is reported as a Residential Mortgage-Backed Security in the Multi-Strategy Income Fund’s Consolidated Schedule of Investments.
On January 31, 2026, investments in Hyperion and Helios represented 0.18% and 2.76%, respectively, of the total net assets of the Multi-Strategy Income Fund.
The consolidated financial statements of the Multi-Strategy Income Fund include the investment activity and financial statements of Hyperion and Helios. All intercompany accounts and transactions have been eliminated in consolidation. Because the Multi-Strategy Income Fund may invest a substantial portion of its assets in its subsidiaries, the Multi-Strategy Income Fund may be considered to be investing indirectly in some of those investments through its subsidiaries. For that reason, references to the Multi- Strategy Income Fund may also encompass its subsidiaries.

145

ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
At January 31, 2026, investments held by Hyperion and Helios included whole loans and HELOCs, respectively, valued at $4,761,236 and $72,932,225, respectively. At January 31, 2026, Hyperion held $3,371,285 in cash, and there was no cash held in Helios.
NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in accordance with the accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Codification Topic, Financial Services-Investment Companies.
Securities Valuation and Fair Value Measurements: The Funds record their investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:
Level 1 –	quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 –	other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)
The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.
Fair values for long-term debt securities, including asset-backed securities (“ABS”), mortgage- backed securities (“MBS”), collateralized loan obligations (“CLOs”), corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.
Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily

146

ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.
Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.
Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker-dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.
Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

147

ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
The following is a summary of the investments by their inputs used to value each Fund’s net assets as of January 31, 2026:

Multi-Strategy Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$—	$1,290,650,781	$10,001	$1,290,660,782
Asset-Backed Securities	—	354,611,572	—	354,611,572
Residential Mortgage-Backed Securities – U.S. Government Agency	—	244,204,507	—	244,204,507
Corporate Obligations	—	240,549,525	—	240,549,525
Collateralized Loan Obligations	—	206,036,508	3,117,150	209,153,658
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	187,036,784	—	187,036,784
Commercial Mortgage-Backed Securities	—	117,427,446	—	117,427,446
Commercial Real Estate	—	—	21,624,750	21,624,750
Affiliated Exchange Traded Funds	20,606,649	—	—	20,606,649
Exchange Traded Funds	9,995,166	—	—	9,995,166
Preferred Stocks	7,408,184	—	—	7,408,184
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	6,711,756	—	6,711,756
Common Stocks	6,059,172	54,570	0	6,113,742
Whole Loans	—	4,761,236	—	4,761,236
Short-Term Investments	56,090,226	—	—	56,090,226
Total	$100,159,397	$2,652,044,685	$24,751,901	$2,776,955,983
Other Financial Instruments
Liabilities
Swaps*	$—	$(885,633)	$—	$(885,633)

*	Swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection.
See the Consolidated Schedule of Investments for further disaggregation of investment categories. Level 3 holdings as of January 31, 2026, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.

148

ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)

UltraShort Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$191,266,358	$—	$191,266,358
Asset-Backed Securities	—	175,762,899	—	175,762,899
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	165,236,801	—	165,236,801
Collateralized Loan Obligations	—	117,935,603	—	117,935,603
Residential Mortgage-Backed Securities	—	116,112,755	—	116,112,755
Commercial Mortgage-Backed Securities	—	19,697,938	—	19,697,938
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	5,241,754	—	5,241,754
Residential Mortgage-Backed Securities – U.S. Government Agency	—	398,026	—	398,026
Short-Term Investments	21,482,711	7,930,880	—	29,413,591
Total	$21,482,711	$799,583,014	$—	$821,065,725
Other Financial Instruments
Assets
Futures Contracts*	$371,415	$—	$—	$371,415

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.
See the Schedule of Investments for further disaggregation of investment categories.

High Yield Opportunities ETF
	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$108,083,902	$—	$108,083,902
Residential Mortgage-Backed Securities	—	5,673,029	—	5,673,029
Exchange Traded Funds	4,061,544	—	—	4,061,544
Asset-Backed Securities	—	4,042,949	—	4,042,949
Common Stock	—	218,325	0	218,325
Short-Term Investments	699,310	—	—	699,310
Total	$4,760,854	$118,018,205	$—	$122,779,059

149

ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
See the Schedule of Investments for further disaggregation of investment categories. Level 3 holdings as of January 31, 2026, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.

Mortgage-Backed Securities ETF
	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$—	$98,484,399	$—	$98,484,399
Residential Mortgage-Backed Securities – U.S. Government Agency	—	65,275,355	—	65,275,355
Short-Term Investments	5,944,580	—	—	5,944,580
Total	$5,944,580	$163,759,754	$—	$169,704,334
Other Financial Instruments
Assets
Futures Contracts*	$6,210	$—	$—	$6,210
Liabilities
Futures Contracts*	(5,932)	—	—	(5,932)
Total	$278	$—	$—	$278

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.
See the Schedule of Investments for further disaggregation of investment categories.

UltraShort Income ETF
	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$318,573,416	$—	$318,573,416
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	300,389,227	—	300,389,227
Asset-Backed Securities	—	295,671,834	—	295,671,834
Collateralized Loan Obligations	—	190,065,638	—	190,065,638
Residential Mortgage-Backed Securities	—	166,447,855	—	166,447,855
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	14,634,033	—	14,634,033
Commercial Mortgage-Backed Securities	—	12,799,335	—	12,799,335
Short-Term Investments	45,392,366	17,883,581	—	63,275,947
Total	$45,392,366	$1,316,464,919	$—	$1,361,857,285
Other Financial Instruments
Assets
Futures Contracts*	$44,896	$—	$—	$44,896

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

150

ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
See the Schedule of Investments for further disaggregation of investment categories.

Income ETF
	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities	$—	$278,944,373	$—	$278,944,373
Asset-Backed Securities	—	127,420,222	—	127,420,222
Collateralized Loan Obligations	—	101,690,912	—	101,690,912
Corporate Obligations	—	98,154,725	—	98,154,725
Residential Mortgage-Backed Securities – U.S. Government Agency	—	82,674,280	—	82,674,280
Commercial Mortgage-Backed Securities - U.S. Government Agency	—	66,746,956	—	66,746,956
Commercial Mortgage-Backed Securities	—	30,827,123	—	30,827,123
Exchange Traded Funds	14,573,412	—	—	14,573,412
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	—	1,572,252	—	1,572,252
Common Stock	—	81,870	0	81,870
Short-Term Investments	48,785,209	—	—	48,785,209
Total	$63,358,621	$788,112,713	$0	$851,471,334
Other Financial Instruments
Liabilities
Futures Contracts*	$(18,294)	$—	$—	$(18,294)
Swaps*	—	(221,274)	—	(221,274)
Total	$(18,294)	$(221,274)	$—	$(239,568)

*
Futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts and Schedule of Centrally Cleared Credit Default Swaps - Buy Protection.

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January 31, 2026(Continued)
See the Schedule of Investments for further disaggregation of investment categories. Level 3 holdings as of January 31, 2026, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.

Total Return ETF
	Level 1	Level 2	Level 3	Total
Assets
Residential Mortgage-Backed Securities – U.S. Government Agency	$—	$8,168,392	$—	$8,168,392
Corporate Obligations	—	5,486,206	—	5,486,206
Residential Mortgage-Backed Securities	—	2,647,224	—	2,647,224
U.S Treasury Bonds	—	1,120,115	—	1,120,115
Commercial Mortgage-Backed Securities – U.S. Government Agency	—	1,113,406	—	1,113,406
Collateralized Loan Obligations	—	1,007,913	—	1,007,913
Asset-Backed Securities	—	948,344	—	948,344
Exchange Traded Funds	321,116	—	—	321,116
Short-Term Investments	460,498	—	—	460,498
Total	$781,614	$20,491,600	$—	$21,273,214
Other Financial Instruments
Liabilities
Futures Contracts*	$(2,438)	$—	$—	$(2,438)

*	Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.
See the Schedule of Investments for further disaggregation of investment categories.
Federal Income Taxes – The Funds intend to elect and continue to qualify to be taxed as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds generally will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. The Funds generally intend to operate in a manner such that they will not be liable for federal income or excise taxes.
The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year or period ended January 31, 2026, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Security Transactions and Income Recognition – Investment security transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life and recoverable principal and recorded in interest income on the Statements of Operations. Dividend income and corporate transactions, if any, are recorded on the ex- date. Paydown gains and losses on mortgage-related and other ABS are recorded as components of

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January 31, 2026(Continued)
interest income on the Statements of Operations. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Funds’ shareholders will be reflected in the Form 1099 received by shareholders after the end of the calendar year.
Expenses – Expenses incurred by the Trust that do not relate to a specific Fund are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation and expenses are allocated to each class based on the net assets in relation to the relative net assets of each Fund.
Dividends and Distributions – Distributions from each Fund’s net investment income are accrued daily and typically paid monthly. The Funds intend to distribute their net realized long term capital gains and their net realized short term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Funds.
For the latest tax year or period ended January 31, 2026, there were no reclassifications.
Share Valuation – The NAV per share of a class of shares of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results could differ from those estimates.
Indemnifications – Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.
Cash and Cash Equivalents – Cash and cash equivalents are highly liquid assets including coin, currency and short-term investments that typically mature in 30-90 days. Short-term investments can include U.S. Government and government agency securities, investment grade money market instruments, investment grade fixed-income securities, repurchase agreements, commercial paper and cash equivalents. Cash equivalents are extremely low risk assets that are liquid and easily converted into cash. These investments are only considered equivalents if they are readily available and are not restricted by some agreement. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Adviser may invest up to 100% of a Fund’s net assets in cash, cash equivalents or other short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets or the U.S. economy. The Adviser also may invest in these types of securities or hold cash while looking for suitable investments

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NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
opportunities or to maintain liquidity. Included in Investments in unaffiliated securities at fair value on the Statements of Assets and Liabilities are investments in First American money market funds held at major financial institutions as follows:

Multi-Strategy Income Fund	$56,090,226
UltraShort Income Fund	$21,482,711
High Yield Opportunities ETF	$699,310
Mortgage-Backed Securities ETF	$5,944,580
UltraShort Income ETF	$45,392,366
Income ETF	$48,785,209
Total Return ETF	$460,498

NOTE 3. RISKS ASSOCIATED WITH PORTFOLIO ASSETS
Asset-Backed and Mortgage-Backed Securities and Whole Loan Risks – Prepayment risk is associated with MBS and ABS, including CLOs, and whole loans. If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Funds’ investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Funds to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Funds to successfully utilize these instruments may depend on the ability of the Funds’ Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain MBS may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, ABS may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. Whole loans are sold in their entirety rather than being pooled with other mortgages. Whole loans are mortgage loans sold to an investor in a secondary market. The investor purchasing the loan assumes full responsibility of the loan and all the contractual terms and rights associated with the funds. The credit risk on such loans is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and ABS, including CLOs, may decline and therefore may not be adequate to cover underlying investors. To the extent the Funds focus their investments in particular types of mortgage-backed or ABS, including CLOs, and whole loans, the Funds may be more susceptible to risk factors affecting such types of investments.
Subordinated Debt of Banks and Diversified Financial Companies – The Funds may invest in subordinated debt securities, sometimes also called “junior debt”, which are debt securities for which the issuer’s obligations to make principal and interest payments are secondary to the issuer’s payment obligations to more senior debt securities. Such investments will consist primarily of debt issued by community banks or savings institutions (or their holding companies), which are subordinated to senior debt issued by the banks and deposits held by the bank, but are senior to trust preferred obligations, preferred stock and common stock issued by the bank.
Investment Company Securities – The Funds may invest in the securities of other investment companies, including ETFs, closed-end funds and open-end (mutual) funds (also called underlying funds). When a Fund invests in underlying funds it will indirectly bear its proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, a Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Funds may invest in shares of ETFs and underlying funds, their performances are directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives as well as the allocation of each Fund’s assets among the ETFs and underlying funds by the Adviser. Accordingly, the Funds’ investment performance will be influenced by the investment strategies of, and risks associated with, the ETFs and underlying funds in direct proportion to the amount of assets the Funds allocate to the ETFs and underlying funds utilizing such strategies. The Adviser may be subject

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NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
to potential conflicts of interest in allocating a Fund’s assets to underlying funds, such as a potential conflict in selecting affiliated underlying funds over unaffiliated underlying funds. In addition, a Fund’s portfolio managers may be subject to potential conflicts of interest in allocating the Fund’s assets among underlying funds, as certain of the Fund’s portfolio managers may also manage an affiliated underlying fund in which the Fund may invest. Both the Adviser and a Fund’s portfolio managers have a fiduciary duty to the Fund to act in the Fund’s best interest when selecting underlying funds. Under the oversight of the Board of Trustees, the Adviser will carefully analyze any such potential conflicts of interest and will take steps to minimize and, where possible, eliminate them.
High Yield Securities – The Funds may invest in below investment grade securities. These “high-yield” securities, also known as “junk bonds,” will generally be rated BB or lower by S&P Global Ratings or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or if unrated, considered by the Adviser to be of comparable quality.
Structured Products – The Funds may invest in certain structured products. Normally, structured products are privately offered and sold (that is, they are not registered under the securities laws); however, an active dealer market may exist for structured products that qualify for Rule 144A transactions. The risks of an investment in a structured product depend largely on the type of the collateral securities and the class of the structured product in which the Funds invest. In addition to the normal interest rate, default and other risks of fixed-income securities, structured products carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Funds may invest in structured products that are subordinate to other classes, values may be volatile and disputes with the issuer may produce unexpected investment results.
Common and Preferred Stocks – The Funds may invest in common stock and preferred stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price. The Funds may also invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.
The fundamental risk of investing in stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market values of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Funds, you should be willing to accept the risks of the stock market (to the extent that a Fund invests in common stock) and should consider an investment in the Funds only as a part of your overall investment portfolio.
Futures Contracts – The Funds may enter into futures contracts to hedge various investments for risk management as well as speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.
During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of

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NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 4 for information on futures contract activity during the year or period ended January 31, 2026.
Swaps – The Funds may invest in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps and other types of swaps. During the year, the Multi-Strategy Income Fund and Income ETF used centrally cleared credit default swaps to hedge credit spread risk on its portfolio. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs.
A credit default swap agreement may reference one or more debt securities or obligations that are not currently held by the Funds. The Funds are permitted to enter into a credit default swap as either the protection buyer or seller in the discretion of the Adviser. When buying protection under a credit default swap, the Fund is generally obligated to pay the protection seller an upfront or periodic stream of payments over the term of the contract until a credit event occurs, such as a default of the reference obligation. If no credit event occurs, the Fund may recover nothing if the swap is held through the termination date. However, if a credit event does occur, the Fund may receive the full notional value of the swap in exchange for the face amount of the obligations underlying the swap, the value of which may have significantly decreased. When selling protection under a credit default swap, the Fund receives an upfront or periodic stream of payments over the term of the contract provided that a credit event does not occur. However, as the seller of protection, the Fund effectively adds leverage to its portfolio because it gains exposure to the notional amount of the swap. Entering into a credit default swap may subject a Fund to greater risk than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps also involve illiquidity risk, counter-party risk (for OTC swaps) and credit risk.
Swap agreements are primarily entered into by institutional investors and the value of such agreements may be extremely volatile. Certain swap agreements are traded OTC between two parties, while other more standardized swaps must be transacted through a Futures Commission Merchant and centrally cleared and exchange traded. While central clearing and exchange-trading are intended to reduce counterparty credit and liquidity risk, they do not make a swap transaction risk-free. The current regulatory environment regarding swap agreements is subject to change. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Funds’ ability to enter into swap agreements. See Note 4 for information on swap activity during the year ended January 31, 2026.
To-Be-Announced Securities – The Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling MBS. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBA trades are entered is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage-backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase the Funds’ exposure to interest rate risk and could also expose the Funds to counterparty default risk. In order to mitigate counterparty default risk, the Funds only enter TBAs with counterparties for which the risk of default is determined to be remote.
Second Lien Risk (Multi-Strategy Income Fund only) – Second lien loans, such as HELOC loans, are generally subject to similar risks as those associated with investments in senior loans.

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NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
However, the risks associated with second lien loans are higher than the risks of loans with first priority over the collateral because in the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for the second priority lien holder and therefore result in a loss of investment to the Fund. Second lien loans also generally have greater price volatility than senior loans and may be less liquid. Second lien loans are generally of below investment grade quality, and therefore share the same risks as other below investment grade securities.
Commercial Real Estate Risk (Multi-Strategy Income Fund only) – Exposure to commercial real estate comes with a variety of risks, including declines in the value of (or income generated by) real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets, defaults by borrowers or tenants (particularly during an economic downturn), and changes in interest rates. Any of these situations may result in extended periods during which there is a significant decline in the revenues and net income (or no revenues or net income) generated by a property. If this occurred, it could adversely affect the Fund’s performance.
Macroeconomic Risks – Developments such as public health crises, armed conflict, changing interest rates, inflation, supply chain disruptions, geopolitical risks, natural or environmental disasters, economic sanctions, and tariffs may disrupt economic markets and the prolonged economic impacts of these types of developments are uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration, spread, and conclusion of global events, and such uncertainty may in turn impact the value of the Funds’ investments.
NOTE 4. DERIVATIVE TRANSACTIONS
The value and effect of derivative instruments on the Consolidated Statement of Assets and Liabilities as of January 31, 2026, for the Multi-Strategy Income Fund was as follows:

Derivatives	Type of Derivative Risk	Consolidated Statement of Assets and Liabilities Location	Fair Value of Deposit at Broker for Swaps	Value of Unrealized Appreciation (Depreciation)
Futures Contracts	Interest Rate	Deposit at broker for futures	$250,594	$—
Swaps	Credit	Deposit at broker for swaps	$17,163,677	$(885,633)*

*
Represents the value of unrealized appreciation (depreciation) as presented in the Consolidated Schedule of Open Futures Contracts and Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection.

The effect of derivative instruments on the Consolidated Statement of Operations for the year ended January 31, 2026, for the Multi-Strategy Income Fund was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$4,957,385
Swaps	Credit	Net realized gain (loss) on swaps	$(4,121,667)

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ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$374,294
Swaps	Credit	Net change in unrealized appreciation/depreciation on swaps	$(786,458)

The average monthly notional value of long and short futures during the year ended January 31, 2026, was $45,116,931 and $(81,746,215), respectively. The average monthly notional value of long swap contracts during the year ended January 31, 2026, was $361,538,462.
The value and effect of derivative instruments on the Statements of Assets and Liabilities as of January 31, 2026, for the UltraShort Income Fund was as follows:

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$409,615	$371,415

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.
The effect of derivative instruments on the Statements of Operations for the year ended January 31, 2026, for the UltraShort Income Fund was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$883,677

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$(559,263)

The average monthly notional value of short futures contracts during the year ended January 31, 2026, was $(87,247,809).
The value and effect of derivative instruments on the Statements of Assets and Liabilities as of January 31, 2026, for the Mortgage-Backed Securities ETF was as follows:

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$250,555	$278

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.

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ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
The effect of derivative instruments on the Statements of Operations for the year ended January 31, 2026, for the Mortgage-Backed Securities ETF was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(500,831)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$(9,260)

The average monthly notional value of long and short futures contracts during the year ended January 31, 2026, was $1,393,333 and $(11,051,043), respectively.
The value and effect of derivative instruments on the Statements of Assets and Liabilities as of January 31, 2026, for the UltraShort Income ETF was as follows:

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$465,183	$44,896

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.
The effect of derivative instruments on the Statements of Operations for the year ended January 31, 2026, for the UltraShort Income ETF was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$255,160

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$44,896

The average monthly notional value of long and short futures contracts during the year ended January 31, 2026, was $79,784 and $(34,850,183), respectively.

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ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
The value and effect of derivative instruments on the Statements of Assets and Liabilities as of January 31, 2026, for the Income ETF was as follows:

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures and Swaps	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$631,610	$(18,294)
Swaps	Credit	Deposit at broker for swaps	$5,149,564	$(221,274)

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts and Schedule of Centrally Cleared Credit Default Swaps – Buy Protection.
The effect of derivative instruments on the Statements of Operations for the year ended January 31, 2026, for the Income ETF was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$(307,853)
Swaps	Credit	Net realized gain (loss) on swaps	$(270,496)

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$(48,590)
Swaps	Credit	Net change in unrealized appreciation/depreciation on swaps	$(221,274)

The average monthly notional value of long and short futures contracts during the year ended January 31, 2026, was $8,150,137 and $(8,832,283), respectively. The average monthly notional value of long swap contracts during the year ended January 31, 2026, was $41,153,846.
The value and effect of derivative instruments on the Statements of Assets and Liabilities as of January 31, 2026, for the Total Return ETF was as follows:

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Fair Value of Deposit at Broker for Futures	Value of Unrealized Appreciation (Depreciation)*
Futures Contracts	Interest Rate	Deposit at broker for futures	$14,562	$(2,438)

*	Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts.

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ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
The effect of derivative instruments on the Statements of Operations for the period ended January 31, 2026, for the Total Return ETF was as follows:

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Realized Gain (Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized gain (loss) on futures contracts	$ —

Derivatives	Type of Derivative Risk	Location of Gain (Loss) on Derivatives in Income	Change in Unrealized Appreciation/Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation/depreciation on futures contracts	$(2,438)

The average monthly notional value of short futures contracts during the period ended January 31, 2026, was $(100,550).
Balance Sheet Offsetting Information – During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of January 31, 2026, the Funds were not subject to any netting agreements.
The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of January 31, 2026.

Multi-Strategy Income Fund
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Consolidated Statement of Assets and Liabilities **	Gross Amounts Not Offset in Consolidated Statement of Assets and Liabilities
				Financial Instruments*	Cash Collateral Pledged*	Net Amount
Swaps	$(885,633)	$ —	$(885,633)	$ —	$885,633	$ —

UltraShort Income Fund
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities***	Gross Amounts Not Offset in Statements of Assets and Liabilities
				Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$371,415	$ —	$371,415	$ —	$ —	$371,415

Mortgage-Backed Securities ETF
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities***	Gross Amounts Not Offset in Statements of Assets and Liabilities
				Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$6,210	$(5,932)	$278	$ —	$ —	$278

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ANGEL OAK FUNDS TRUST
NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)

UltraShort Income ETF
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities***	Gross Amounts Not Offset in Statements of Assets and Liabilities
				Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$44,896	$ —	$44,896	$ —	$ —	$44,896

Income ETF
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in Statements of Assets and Liabilities
				Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$(18,294)	$ —	$(18,294)***	$ —	$18,294	$ —
Swaps	$(221,274)	$—	$(221,274)****	$—	$221,274	$—

Total Return ETF
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities***	Gross Amounts Not Offset in Statements of Assets and Liabilities
				Financial Instruments*	Cash Collateral Pledged*	Net Amount
Futures Contracts	$(2,438)	$ —	$(2,438)	$ —	$2,438	$ —

*	The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.
**
Represents the value of unrealized appreciation (depreciation) as presented in the Consolidated Schedule of Centrally Cleared Credit Default Swaps - Buy Protection, which is included in depreciation on swaps on the Consolidated Statements of Assets and Liabilities.

***
Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Open Futures Contracts, which is included in deposit at broker for futures on the Statements of Assets and Liabilities.

****
Represents the value of unrealized appreciation (depreciation) as presented in the Schedule of Centrally Cleared Credit Default Swaps – Buy Protection, which is included in depreciation on swaps on the Statements of Assets and Liabilities.

In some instances, the actual collateral received/pledged may be more than the amounts disclosed herein.
NOTE 5. FEES AND OTHER RELATED PARTY TRANSACTIONS
Under the terms of the investment advisory agreement, on behalf of the Funds (the “Agreement”), the Adviser manages the Funds’ investments subject to oversight of the Trustees. As compensation for its management services, the Funds are obligated to pay the Adviser a fee. These fees are included in the Investment advisory line item that is reflected in the Statements of Operations. This fee is computed and accrued daily and paid monthly at an annual rate of the average daily net assets of each Fund as follows:

Multi-Strategy Income Fund	0.89%
UltraShort Income Fund	0.44%
High Yield Opportunities ETF	0.55%
Mortgage-Backed Securities ETF	0.79%
UltraShort Income ETF	0.55%
Income ETF	0.99%
Total Return ETF	0.59%

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NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
The Adviser is responsible for substantially all the expenses of the ETFs (including expenses of the Trust relating to the ETFs), except for the advisory fees, payments under the ETFs’ 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the ETFs, litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the ETFs’ business.
The Adviser contractually agreed through September 30, 2027, to waive or limit its fees and to assume other expenses of the Funds, except the High Yield Opportunities ETF, so that the ratio of each Fund’s Total Annual Fund Operating Expenses to average net assets does not exceed the following:

Multi-Strategy Income Fund	0.99%
UltraShort Income Fund	0.35%
Mortgage-Backed Securities ETF	0.49%
UltraShort Income ETF	0.34%
Income ETF	0.79%
Total Return ETF	0.44%

Prior to February 1, 2025, the Trust’s contractual expense limitation agreement with the Adviser with respect to the UltraShort Income ETF limited the Fund’s expenses to 0.29% of the Fund’s average daily net assets.
These operating expense limitations do not apply to front-end sales loads, taxes, interest expenses, dividend and interest expenses related to short sales, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, any transaction-related expenses and fees arising out of transactions effected on behalf of a Fund, litigation and potential litigation expenses, expenses of shareholder proposals, contested elections, or non-routine shareholder meetings and other non-routine expenses or extraordinary expenses not incurred in the ordinary course of a Fund’s business and may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser.
The contractual waiver and/or reimbursement by the Adviser with respect to the Funds is subject to repayment by the Funds within 36 months following the month in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations described above or the expense limitation in effect at the time of the reimbursement (whichever is lower). During the year or period ended January 31, 2026, the Adviser contractually waived the following expenses:

Multi-Strategy Income Fund	$6,258
UltraShort Income Fund	$1,368,024
Mortgage-Backed Securities ETF	$490,983
UltraShort Income ETF	$2,128,958
Income ETF	$1,140,542
Total Return ETF	$8,566

Additionally, during the year ended January 31, 2026, the Multi-Strategy Income Fund repaid $54,590 of previously waived expenses to the Adviser. During the year ended January 31, 2026, the UltraShort Income Fund, UltraShort Income ETF, and Income ETF, had $2,187,213, $27,107, and $11,283 of previously waived expenses expire, respectively. The expense limitation agreement specifically refers to amounts that are contractually waived, see Statements of Operations.

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NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions at January 31, 2026, are included in the table below.

	Recoverable Expenses Subject to 36 Month Limit During the Year Ended 01/31/26	Recoverable Expenses Subject to 36 Month Limit During the Year Ended 01/31/27	Recoverable Expenses Subject to 36 Month Limit During the Year Ended 01/31/28	Recoverable Expenses Subject to 36 Month Limit During the Year Ended 01/31/29
UltraShort Income Fund	$3,781,544	$1,332,490	$1,081,030	$1,368,024
Mortgage-Backed Securities ETF	$688,772	$—	$197,790	$490,982
UltraShort Income ETF	$3,651,215	$209,312	$1,312,945	$2,128,958
Income ETF	$1,732,163	$109,491	$482,130	$1,140,542
Total Return ETF	$8,566	$—	$—	$8,566

The Adviser has contractually agreed to waive the amount of each Fund’s fees to the extent necessary to offset the proportionate share of the management fees incurred by the Fund through its investment in underlying funds for which the Adviser also serves as investment adviser (affiliated investments). This contractual waiver is not subject to recoupment by the Adviser. This arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. During the year ended January 31, 2026, the Adviser waived $167,794 of the Multi-Strategy Income Fund’s management fees of underlying funds. In total, fees waived during the period amounted to $174,052.
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Each of the Funds (except for the High Yield Opportunities ETF) has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A shares, Class A1 shares, Class C shares, and the ETFs, as applicable. The Distribution Plan provides that the Multi-Strategy Income Fund and the UltraShort Income Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Class A shares and Class A1 shares, as applicable, and at an annual rate of up to 1.00% of the average daily net assets of Class C shares. The Distribution Plan for the ETFs has not been activated. No distribution fees are paid by Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities or shareholder servicing activities. These fees are included in the 12b-1 line items that are reflected in the Statements of Operations.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds. These fees are included in the Fund accounting, Transfer agent, Administration, and Custodian line items that are reflected in the Statements of Operations.
The Funds make reimbursement payments to the Adviser for the salary associated with the Chief Compliance Officer. The compliance fees expensed by the Funds during the year or period ended January 31, 2026, are included in the Compliance line item that is reflected in the Statements of Operations.

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NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
NOTE 6. INVESTMENT TRANSACTIONS
For the year or period ended January 31, 2026, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government securities, were as follows:

	Purchases	Sales
Multi-Strategy Income Fund	$2,087,278,085	$2,301,416,713
UltraShort Income Fund	$779,506,106	$470,696,289
High Yield Opportunities ETF	$77,585,653	$66,691,529
Mortgage-Backed Securities ETF	$155,055,596	$166,322,054
UltraShort Income ETF	$1,370,529,284	$788,304,817
Income ETF	$896,924,388	$473,812,747
Total Return ETF	$35,180,569	$14,405,544

For the year or period ended January 31, 2026, purchases and sales of long-term U.S. Government securities (included in the aggregate purchases and sales of investment securities displayed in the table above) were as follows:

	Purchases	Sales
Multi-Strategy Income Fund	$502,136,646	$572,376,100
UltraShort Income Fund	$142,979,572	$67,727,883
High Yield Opportunities ETF	$—	$—
Mortgage-Backed Securities ETF	$88,215,704	$127,967,411
UltraShort Income ETF	$309,704,622	$161,219,291
Income ETF	$181,013,224	$113,025,945
Total Return ETF	$18,046,080	$7,671,394

NOTE 7. TRANSACTIONS WITH AFFILIATES
The Funds’ ownership of shares of affiliates represents holdings for which the Funds and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Funds’ investment adviser.
The Multi-Strategy Income Fund had the following investments in affiliates during the year ended January 31, 2026:

Security Name	Value as of 01/31/25	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation/ Depreciation on Investments in Affiliates	Value as of 01/31/26	Share/Par Balance	Dividend Income
High Yield Opportunities ETF	$25,121,512	—	$(15,324,403)	$(563,418)	$576,584	$9,810,275	880,240	$1,111,533
Mortgage-Backed Securities ETF	19,217,083	9,983,807	(21,228,636)	(3,107,981)	3,543,444	8,407,717	960,882	730,926
Total Return ETF	—	2,401,316	—	—	(12,659)	2,388,657	47,800	21,969
Geary	—	7,312,500	—	—	575,250	7,887,750	7,068,750	—
Leavenworth	—	2,945,000	—	—	703,000	3,648,000	2,945,000	—
Octavia	8,003,750	446,500	—	—	1,638,750	10,089,000	8,003,750	—
Total	$52,342,345	$23,089,123	$(36,553,039)	$(3,671,399)	$7,024,369	$42,231,399	19,906,422	$1,864,428

NOTE 8. BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At January 31, 2026, National Financial Services, LLC owned, as record shareholder, 44% of the outstanding shares of

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NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
the UltraShort Income Fund. It is not known whether any underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds. At January 31, 2026, no record shareholder held more than 25% of the outstanding shares of the Multi-Strategy Income Fund.
NOTE 9. FEDERAL TAX INFORMATION
The tax characterization of distributions paid for the latest tax year or period ended January 31, 2026, and January 31, 2025, were as follows:

	Multi-Strategy Income Fund		UltraShort Income Fund		High Yield Opportunities ETF
	2026	2025	2026	2025	2026	2025
Distributions paid from:
Ordinary Income	$152,792,910	$163,971,172	$33,242,426	$23,774,886	$7,969,058	$6,059,277
Net Long-Term Capital Gain	—	—	—	—	—	—
Total	$152,792,910	$163,971,172	$33,242,426	$23,774,886	$7,969,058	$6,059,277

	Mortgage-Backed Securities ETF		UltraShort Income ETF		Income ETF
	2026	2025	2026	2025	2026	2025
Distributions paid from:
Ordinary Income	$8,685,546	$3,507,320	$51,273,878	$29,614,235	$35,547,174	$16,887,023
Net Long-Term Capital Gain	—	—	48,554	67,758	352,389	146,205
Total	$8,685,546	$3,507,320	$51,322,432	$29,681,993	$35,899,563	$17,033,228

	Total Return ETF
	2026(a)	2025
Distributions paid from:
Ordinary Income	$286,947	N/A
Net Long-Term Capital Gain	—	N/A
Total	$286,947	N/A

(a)	Fund commenced operations October 6, 2025.

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NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
As of the latest tax year or period ended January 31, 2026, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Multi-Strategy Income Fund	UltraShort Income Fund	High Yield Opportunities ETF	Mortgage- Backed Securities ETF	UltraShort Income ETF	Income ETF	Total Return ETF
Tax Cost of Investments	$2,930,176,133	$824,323,623	$123,228,116	$167,841,966	$1,358,743,045	$844,887,998	$21,322,934
Unrealized Appreciation*	40,491,368	2,378,089	2,080,650	2,805,995	4,286,931	10,016,759	38,815
Unrealized Depreciation*	(193,711,518)	(5,635,987)	(2,529,707)	(943,627)	(1,172,691)	(3,433,423)	(88,535)
Net Unrealized Appreciation (Depreciation)*	(153,220,150)	(3,257,898)	(449,057)	1,862,368	3,114,240	6,583,336	(49,720)
Undistributed Ordinary Income	3,418,964	1,159,051	596,129	686,378	4,843,676	3,309,997	83,031
Undistributed Long-Term Gain (Loss)	—	—	—	—	—	343,079	—
Accumulated Gain (Loss).	3,418,964	1,159,051	596,129	686,378	4,843,676	3,653,076	83,031
Other Accumulated Gain (Loss)	(1,752,074,687)	(50,889,966)	(5,414,559)	(3,772,114)	(4,627,372)	(2,712,464)	(73,133)
Distributable Earnings (AccumulatedDeficit)	$(1,901,875,873)	$(52,988,813)	$(5,267,487)	$(1,223,368)	$3,330,544	$7,523,948	$(39,822)

*	Represents aggregated amounts of Funds’ investments, futures, and swaps.
The temporary differences between book basis and tax basis in the Funds are primarily attributable to wash sales, partnership adjustments, and amortization of callable bonds.
As of the latest tax year or period ended January 31, 2026, the Funds had available for federal tax purposes an unused capital loss carryforward, which is available for offset against future taxable net capital gains. To the extent these carryforwards are used to offset futures gains, it is probable that the amount offset will not be distributed to shareholders. The carryforwards expire as follows:

	Multi-Strategy Income Fund	UltraShort Income Fund	High Yield Opportunities ETF	Mortgage- Backed Securities ETF	UltraShort Income ETF	Income ETF	Total Return ETF
No expiration short-term	$499,150,193	$29,631,880	$902,060	$—	$300,692	$ —	$ —
No expiration long-term	1,249,304,620	$20,163,649	$3,956,610	$3,135,700	$—	$—	$—
Total	$1,748,454,813	$49,795,529	$4,858,670	$3,135,700	$300,692	$—	$—

For the latest tax year or period ended January 31, 2026, the Funds’ utilization of capital loss carryforward was as follows:

Multi-Strategy Income Fund	$—
UltraShort Income Fund	$—
High Yield Opportunities ETF	$—
Mortgage-Backed Securities ETF	$1,531,998
UltraShort Income ETF	$—
Income ETF	$—
Total Return ETF	$—

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Funds’ following taxable year. For the latest tax year or period ended January 31, 2026, the Funds did not defer any post-October losses.

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NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
NOTE 10. CREDIT AGREEMENTS
In August 2015, as amended July 26, 2023, the Multi-Strategy Income Fund entered into a $200 million secured, committed, margin facility (the “Facility”) with Société Générale, which expired in August 2024. The Facility was subsequently renewed on August 22, 2024, extending the expiration date to August 23, 2026, but can be terminated prior to this date by either party with 90 days’ notice. Under the Facility, interest is charged at a floating rate based on the SOFR rate plus 1.6% and is payable on the last day of each interest period, which was 5.28% as of January 31, 2026. For the year ended January 31, 2026, the average principal balance and interest rate was approximately $100,000,000 and 5.79%, respectively. The Multi-Strategy Income Fund is required to pay a commitment fee under the Facility on undrawn amounts, and an additional fee if the level of debt outstanding falls below a certain percentage. During the reporting period the Multi-Strategy Income Fund was required to pay these commitment fees on undrawn amounts, which was 0.40% as of January 31, 2026. For the year ended January 31, 2026, these expenses and commitment fees, amounted to $6,375,694 and are included in the Interest expense line item that is reflected in the Consolidated Statement of Operations. Under the terms of the Facility, the Multi-Strategy Income Fund is also required to satisfy certain collateral requirements and maintain a certain level of net assets. For additional collateral information, see the Consolidated Schedule of Investments. As of January 31, 2026, the outstanding principal balance under the Facility was $100 million. The amount of the maximum loan outstanding during the year was $100 million from February 1, 2025, through January 31, 2026.
U.S. Bank, N.A. has made available to the Funds a $400 million unsecured credit facility, pursuant to a Loan Agreement (“Agreement”) effective June 8, 2016, expiring on April 26, 2026, for the purposes of having cash available to satisfy redemption requests. Prior to April 26, 2025, the credit facility had a maximum principal availability of $275 million. Advances under the Agreement would be limited to the lesser of $400 million or 20% of the unencumbered assets of the UltraShort Income Fund, the Mortgage-Backed Securities ETF, the UltraShort Income ETF, and Income ETF; or 15% of the unencumbered assets of the High Yield Opportunities ETF and Total Return ETF; or 10% of the unencumbered assets of the Multi-Strategy Income Fund. Principal is due 45 days after the initial advance and at maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid by the Funds on outstanding borrowings is equal to the lender’s prime rate, minus 1.00% which was 5.75% as of January 31, 2026. For the year ended January 31, 2026, the Funds’ activity under the credit facility was as follows:

	Average Loan Balance	Average Interest Rate	Maximum Loan Outstanding	Period Maximum Loan was Outstanding
Multi-Strategy Income Fund	$4,169,333	6.44%	$7,490,000	April 1, 2025
High Yield Opportunities ETF	$290,000	6.00%	$290,000	November 18, 2025 – November 19, 2025

As of January 31, 2026, the Funds had no outstanding borrowings under this agreement.
NOTE 11. SEGMENT REPORTING
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the Principal Financial Officer, Chief Investment Officer, Head of Portfolio Management – Public Strategies, and the Risk Committee. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.

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NOTES TO THE FINANCIAL STATEMENTS
January 31, 2026(Continued)
NOTE 12. ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management has concluded there is no material impact to the Funds' financial statements.
NOTE 13. SUBSEQUENT EVENTS
Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Angel Oak Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, open futures contracts (as applicable), and centrally cleared credit default swaps – buy protection (as applicable), of Angel Oak Funds Trust comprising the Funds listed below (the “Funds”) as of January 31, 2026, the related statements of operations and changes in net assets, and the financial highlights, for each of the periods indicated below and the related notes (consolidated for the Angel Oak Multi-Strategy Income Fund, collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Consolidated Statements of Operations	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
Angel Oak Multi-Strategy Income Fund	For the year ended January 31, 2026	For the years ended January 31, 2026 and 2025	For the years ended January 31, 2026, 2025, 2024, 2023, and 2022

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Angel Oak UltraShort Income Fund and Angel Oak High Yield Opportunities ETF	For the year ended January 31, 2026	For the years ended January 31, 2026 and 2025	For the years ended January 31, 2026, 2025, 2024, 2023, and 2022
Angel Oak Mortgage-Backed Securities ETF	For the year ended January 31, 2026	For the years ended January 31, 2026 and 2025	For the years ended January 31, 2026, 2025, 2024, and 2023, and for the period from June 4, 2021 (commencement of operations) through January 31, 2022
Angel Oak UltraShort Income ETF	For the year ended January 31, 2026	For the years ended January 31, 2026 and 2025	For the years ended January 31, 2026, 2025, and 2024, and for the period from October 24, 2022 (commencement of operations) through January 31, 2023
Angel Oak Income ETF	For the year ended January 31, 2026	For the years ended January 31, 2026 and 2025	For the years ended January 31, 2026, 2025, and 2024, and for the period from November 7, 2022 (commencement of operations) through January 31, 2023
Angel Oak Total Return ETF	For the period from October 6, 2025 (commencement of operations) through January 31, 2026

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodians, issuers, counterparties, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more funds advised by Angel Oak Capital Advisors, LLC, since 2011.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
April 1, 2026

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ADDITIONAL INFORMATION (Unaudited)
1. Shareholder Notification of Federal Tax Status
For the latest tax year or period ended January 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.80% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 23.80%.
For the latest tax year or period ended January 31, 2026, the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage-Backed Securities, UltraShort Income ETF, Income ETF, and Total Return ETF paid qualified dividend income of 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
For the latest tax year or period ended January 31, 2026, the percentage of ordinary income dividends paid by the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage- Backed Securities, UltraShort Income ETF, Income ETF, and Total Return ETF that qualifies for the dividends received deduction available to corporations was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, and 0.00%, respectively.
For the latest tax year or period ended January 31, 2026, the percentage of taxable ordinary income distributions for the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage-Backed Securities, UltraShort Income ETF, Income ETF, and Total Return ETF that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00%, 0.00%, 0.00%, 0.00%, 0.00%, 3.72%, and 7.54%, respectively.
For the latest tax year or period ended January 31, 2026, the percentage of taxable ordinary income distributions for the Multi-Strategy Income Fund, UltraShort Income Fund, High Yield Opportunities ETF, Mortgage-Backed Securities, UltraShort Income ETF, Income ETF, and Total Return ETF that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 93.46%, 87.34%, 96.26%, 90.43%, 83.59%, 80.18%, and 85.76%, respectively.
2. Distribution of Premiums and Discounts
Information regarding how often shares of the High Yield Opportunities ETF, Mortgage-Backed Securities ETF, UltraShort Income ETF, Income ETF, and Total Return ETF trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available on the Funds’ website at www.angeloakcapital.com.

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ADDITIONAL INFORMATION (Unaudited)(Continued)
The below information is required disclosure from Form N-CSR.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
At a Special Meeting of Shareholders held on June 26, 2025, shareholders voted on a new Investment Advisory Agreement. With respect to the Mortgage-Backed Securities ETF, the Special Meeting of Shareholders was adjourned until October 1, 2025, and shareholders voted on a new Investment Advisory Agreement between the Fund and the Adviser, based on the following results

	For	Against	Abstain
Mortgage-Backed Securities ETF	7,223,022	29,384	1,113,733

With respect to the UltraShort Income ETF, the Special Meeting of Shareholders was adjourned until December 19, 2025, and shareholders voted on a new Investment Advisory Agreement between the Fund and the Adviser, based on the following results:

	For	Against	Abstain
UltraShort Income ETF	7,902,909	36,797	663,863

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Each Trustee who is not an “interested person” as defined in the 1940 Act (i.e., an “Independent Trustee”) of the “Fund Complex” (which includes the Funds, as well as each series of Angel Oak Strategic Credit Fund, Angel Oak Financial Strategies Income Term Trust, and Angel Oak Credit Opportunities Term Trust, affiliated registrants not disclosed in this report) receives an annual retainer of $95,000 ($75,000 prior to November 1, 2025) (pro-rated for any periods less than one year) paid quarterly as well as $12,000 for attending each regularly scheduled meeting in connection with his or her service on the Board of the Fund Complex. In addition, each Committee Chair receives additional annual compensation of $12,000 (prorated for any periods less than one year), and the Chair of the Board receives an additional $27,000 ($17,000 prior to November 1, 2025). Independent Trustees are eligible for reimbursement of out-of-pocket expenses incurred in connection with attendance at meetings and applicable industry conferences when in line with applicable expense policy. Each Fund’s allocated portion of the trustee compensation is included in the Trustee line item that is reflected in the Statements of Operations, which is paid by the Adviser for the ETFs due to the unitary fee structure. The Funds’ Statements of Additional Information includes additional information about the Trustees and is available upon request by calling toll-free (855) 751-4324.
Item 11. Statement Regarding the Basis for the Approval of the Investment Advisory Agreement
Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at the organizational meeting held on June 23-24, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Angel Oak Funds Trust (the “Trust”) considered and approved the Investment Advisory Agreement (the “Investment Advisory Agreement” or the “Agreement”) between the Trust, on behalf of the Angel Oak Total Return ETF (the “Fund”), and Angel Oak Capital Advisors, LLC (the “Adviser” or “Angel Oak”) for an initial two-year period.
The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the adoption of the Agreement, and it is the duty of the Adviser to furnish the Trustees with information that is responsive to their request. Accordingly, in determining whether to adopt the Investment Advisory Agreement between the Adviser and the Trust with respect to the Fund, the Board requested, and the Adviser provided, information and data relevant to the Board’s consideration. This included materials prepared by the Adviser, the Fund’s administrator that provided the Board with information regarding the estimated fees and expenses of the Fund, as compared to other similar funds.

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ADDITIONAL INFORMATION (Unaudited)(Continued)
Following their review and consideration, the Trustees determined that the Investment Advisory Agreement with respect to the Fund would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. Accordingly, the Board, including those Trustees who are not considered to be “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the adoption of Investment Advisory Agreement. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also carefully considered the projected profitability data and the comparative fee and expense information prepared by the Adviser. In considering the Investment Advisory Agreement with respect to the Fund, the Trustees evaluated a number of factors that they believed, in light of their reasonable business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any one specific consideration or any particular information that was controlling of their decision:
The nature, extent and quality of the advisory services to be provided. The Trustees concluded that Angel Oak is capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past to the existing series of the Trust as well as the Angel Oak Strategic Credit Fund (a registered closed-end management investment company that is operated as an “interval fund”) and Angel Oak Financial Strategies Income Term Trust (a closed-end management investment company listed on the New York Stock Exchange) and Angel Oak Strategic Credit Fund (collectively, the “Existing Funds”), Angel Oak’s management capabilities demonstrated with respect to the Existing Funds, the professional qualifications and experience of each of the portfolio managers of the Fund, Angel Oak’s investment and management oversight processes, and the competitive investment performance of the Existing Funds. The Trustees also determined that Angel Oak proposed to provide investment advisory services that were of the same quality as services provided to the Existing Funds, and that these services are appropriate in scope and extent in light of the Fund’s proposed operations, the competitive landscape of the investment company business and investor needs. On the basis of the Trustees’ assessment of the nature, extent and quality of the advisory services to be provided by Angel Oak, the Trustees concluded that Angel Oak is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objectives, policies and strategies and competitive with many other comparable investment companies, including other exchange-traded funds (“ETFs”).
The investment performance of the Fund. The Board noted that the Fund had not yet commenced operations, and consequently, the Fund’s performance was not relevant to their considerations. The Board considered the past performance of the Existing Funds based on materials provided by Angel Oak and independent information obtained from an independent third-party data provider. The Board noted that the performance of the other Existing Funds reflected positively on Angel Oak’s experience and ability to successfully implement the Fund’s strategies, and they observed that the portfolio management team for the Fund would include individuals currently responsible for the Existing Funds.
The cost of advisory services to be provided and the level of profitability. On the basis of comparative information derived from the expense data that provided to the Board, the Trustees determined that the overall projected expense ratio of the Fund was equal to the median expense ratio for funds in its peer group. The Board noted that the quality of services provided by Angel Oak and the past performance of the Existing Funds demonstrated that the proposed advisory fee offered an appropriate value for the Fund and its shareholders. The Trustees also noted that Angel Oak had proposed to contractually limit the Fund’s total operating expenses through at least September 30, 2027.
The Board also reviewed the fees that Angel Oak charges its other clients for discretionary portfolio management services, noting that Angel Oak has a variety of account types with different fee arrangements as well as certain unregistered funds and accounts that are comparable to the Fund. They took into account the unique management requirements involved in managing a registered investment company as opposed to other types of client accounts. The Trustees further considered that the Fund would operate pursuant to a unitary fee arrangement.

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ADDITIONAL INFORMATION (Unaudited)(Continued)
The Board also focused on Angel Oak’s projected level of profitability with respect to the Fund, noting that Angel Oak did not expect to experience profitability with the Fund during its first year of operations. Accordingly, on the basis of the Board’s review of the proposed fees to be charged by Angel Oak for investment advisory services, the investment advisory and other services to be provided to the Fund by Angel Oak, and the estimated level of profitability from Angel Oak’s relationship with the Fund, the Board concluded that the proposed level of investment advisory fees and Angel Oak’s projected profitability were appropriate in light of the investment advisory fees, overall expense ratios and investment performance of comparable investment companies and the historical profitability of the relationship between the Existing Funds and Angel Oak. The Trustees considered the profitability of Angel Oak both before and after the impact of the marketing-related expenses that Angel Oak expected to incur out of its own resources in connection with its management of the Fund.
The extent to which economies of scale may be realized as the Fund grows and whether the proposed advisory fee reflects possible economies of scale. Although it was noted that the Fund’s investment advisory fee will not decrease as the Fund’s assets grow because it will not be subject to investment advisory fee breakpoints, the Trustees concluded that the Fund’s proposed investment advisory fee was appropriate and appropriately reflected the current economic environment for Angel Oak and the competitive nature of the market. In this regard, they observed that nearly all of the ETFs in the Fund’s peer group operate without advisory fee breakpoints and that most of the ETFs in the Fund’s peer group operated pursuant to a unitary advisory fee structure. The Trustees then noted that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, and the appropriateness of the investment advisory fee payable to Angel Oak with respect to the Fund, in the future, at which time the implementation of fee breakpoints on the Fund could be considered.
Benefits to Angel Oak from its relationship with the Fund (and any corresponding benefits to the Fund). The Trustees concluded that other benefits that will be derived by Angel Oak from its relationship with the Fund are reasonable and fair and consistent with industry practice and the best interests of the Fund and its shareholders.
Other Considerations. In approving the Investment Advisory Agreement, the Trustees determined that Angel Oak has made a substantial commitment to the recruitment and retention of high-quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that Angel Oak has made a significant entrepreneurial commitment to the management and success of the Fund, which entails a substantial financial and professional commitment. The Board also considered matters with respect to the brokerage practices of Angel Oak, including its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice. Following further discussion and the consideration of questions raised by the Independent Trustees, the Trustees determined that they had received sufficient information relating to the Fund to consider the approval of the Investment Advisory Agreement. It was noted that in making their determinations, the Trustees had considered and relied upon the materials provided to them for use at the Meeting with respect to the proposed contract and the presentation of the representatives of Angel Oak. In reaching their conclusion with respect to the approval of the Investment Advisory Agreement and the level of fees to be paid under the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision-making process. They noted the level and quality of investment advisory services provided by Angel Oak to the Existing Funds, and they found that these services will benefit the Fund and its shareholders and also reflected management’s overall commitment to the growth and development of the Fund.

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ANGEL OAK FUNDS TRUST
ADDITIONAL INFORMATION (Unaudited)(Continued)
Statement Regarding the Basis for the Approval of the Subadvisory Agreement
Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at the in-person meeting held on December 2-3, 2025, the Board of Trustees (the “Board”) of Angel Oak Funds Trust considered the approval of the Investment Subadvisory Agreement (the “Subadvisory Agreement” or the “Agreement”) between Angel Oak Capital Advisors, LLC (“Angel Oak”) and Brookfield Public Securities Group LLC (the “Subadviser” or “PSG”) with respect to a limited portion of the portfolio of the Angel Oak Total Return ETF (the “TRBF” or the “Fund”).
The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the approval of the Agreement, and it is the duty of the Subadviser to furnish the Trustees with information that is responsive to their request. Accordingly, in determining whether to approve the Subadvisory Agreement, the Board requested, and the Subadviser provided, information and data relevant to the Board’s consideration.
Following their review and consideration, the Trustees determined that the Subadvisory Agreement with respect to the Fund would enable shareholders of the Fund to obtain high quality services with respect to the limited portion of the Fund’s portfolio subadvised by PSG at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. Accordingly, the Board, including those Trustees who are not considered to be “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the adoption of the Subadvisory Agreement. In reaching their decision, the Trustees requested and obtained from the Subadviser such information as they deemed reasonably necessary to evaluate the Subadvisory Agreement. The Trustees also carefully considered the comparative fee information prepared by the Subadviser. In considering the Subadvisory Agreement with respect to the Fund, the Trustees evaluated a number of factors that they believed, in light of their reasonable business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any one specific consideration or any particular information that was controlling of their decision:
The nature, extent and quality of the advisory services to be provided. The Board reviewed the purposes and investment objective of the Fund and Angel Oak’s overall plan to meet the Fund’s stated purposes and objective. The Board considered Angel Oak’s reasons for recommending the appointment of PSG as sub-adviser to a portion of the Fund’s portfolio that is allocated to corporate debt, including Angel Oak’s belief that PSG’s expertise investing in corporate debt securities, as well as its long-term local relationships in key markets, would benefit the Fund’s and its shareholders. The Board also received materials from PSG detailing its historical investment performance with respect to the strategy that would be implemented in the Fund’s and its investment philosophy as well as the presentation from management of PSG, who had reviewed with the Board the Sub-Adviser’s investment philosophy and process and their background and qualifications. The Board also considered the relationship between Angel Oak and PSG and noted that PSG is an affiliated person of Angel Oak under the 1940 Act. The Independent Trustees concluded, with respect to PSG, that the nature, extent and quality of the services to be provided, would be satisfactory and the Board supported a decision to approve the Sub-Advisory Agreement.
The investment performance of the Fund. The Board noted that PSG is a newly proposed sub-adviser to the Fund, and consequently, the Fund’s performance was not relevant to their considerations. The Board noted that the Sub-Adviser had provided information regarding the past performance of PSG’s composite strategy most comparable to the portion of the portfolio that PSG is proposed to manage for the Fund. The Board noted that the performance information reflected positively on PSG’s experience and ability to successfully implement the strategy that was proposed for a portion of the Fund.
The cost of advisory services to be provided and the level of profitability. Profitability of PSG or its affiliates or Angel Oak or its affiliates in providing services to the Fund was not a significant factor considered by the Board, because the sub-advisory fee would be paid by Angel Oak out of the advisory fee paid to it by the Fund, and not by the Fund. In addition, the Board considered

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ADDITIONAL INFORMATION (Unaudited)(Continued)
representations from Angel Oak that the sub-advisory fee to be paid by Angel Oak to PSG for services provided to the Fund was the result of arm’s length negotiations and appropriately reflected the estimated services to be provided by PSG.
The extent to which economies of scale may be realized as the Fund grows and whether the sub-advisory fee reflects possible economies of scale. The Board noted that, because the sub-advisory fee for the Fund would be paid by Angel Oak, not by the Fund, consideration of economies of scale with respect specifically to the sub-advisory fee was not relevant.
Benefits to the Subadviser from its relationship with the Fund (and any corresponding benefits to the Fund). The Board considered that PSG’s relationship with the Fund would be limited to its provision of sub-advisory services to the Fund and that, therefore, Angel Oak believed that PSG would not receive tangible ancillary benefits as a result of its relationship with the Fund, with the exception of possible benefits from soft dollars (e.g., research credits related to transaction commissions) for the Fund (which would also potentially benefit the Fund). The Board recognized that PSG could receive intangible benefits from its association with the Fund, such as increased name recognition or publicity from being selected as a sub-adviser to the Fund. The Board also noted that Angel Oak and PSG may derive indirect benefits from PSG’s relationship with the Fund in the future due to the recent affiliation between Angel Oak and PSG. After an extensive review process, the Trustees concluded that other benefits that will be derived by PSG from its relationship with the Fund are reasonable and fair and consistent with industry practice and in the best interests of the Fund and its shareholders.
Other Considerations. In approving the Sub-Advisory Agreement, the Trustees determined that PSG has made a substantial commitment to the recruitment and retention of high-quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that PSG has made a significant entrepreneurial commitment to the management and success of the Fund, which entails a substantial financial and professional commitment. The Board also considered matters with respect to the brokerage practices of the Fund, including its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.

177

(b)	Each Fund’s Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Response included within Item 7(a) of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Response included within Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Response included within Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not Applicable.

(3) A separate certification for each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308).

Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Funds Trust

By (Signature and Title)*	/s/ Ward Bortz
Ward Bortz, President (Principal Executive Officer)

Date	April 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ward Bortz
Ward Bortz, President (Principal Executive Officer)

Date	April 3, 2026

By (Signature and Title)*	/s/ Nilesh Likhite
Nilesh Likhite, Treasurer (Principal Financial Officer)

Date	April 3, 2026

* Print the name and title of each signing officer under his or her signature.